As filed with the Securities and Exchange Commission on August 12, 2008
Registration Nos. 333-85183
and 811-09547

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☐
ACT OF 1940
Amendment No. 12	☑
FARMERS ANNUITY SEPARATE ACCOUNT A
(Exact Name of Registrant)
FARMERS NEW WORLD LIFE INSURANCE COMPANY
(Name of Depositor)
3003 — 77th Avenue, S.E., Mercer Island, Washington 98040
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code:
(206) 232-8400
Name and Address of Agent for Service:
Brian F. Kreger, Esq.
Vice President, Corporate Secretary, and General Counsel Farmers New World Life Insurance Company
3003 — 77th Avenue, S.E.
Mercer Island, Washington 98040
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☑	On September 1, 2008, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered:
Units of interest in a separate account under individual flexible premium variable annuity contracts.

Individual Flexible Premium Variable Annuity
Issued by
Farmers New World Life Insurance Company
Through
Farmers Annuity Separate Account A

Home Office	Service Center
3003 — 77th Avenue, S.E.	P.O. Box 724208
Mercer Island, Washington 98040	Atlanta, Georgia 31139
Phone: (206) 232-8400	Phone: 1-877-376-8008 (toll free)
8:00 a.m. to 6:00 p.m. Eastern Time
This prospectus describes the Farmers Variable Annuity (the “Contract”), an individual flexible premium variable annuity contract issued by Farmers New World Life Insurance Company. The Contract allows you to accumulate a Contract Value, and later apply that Contract Value (less surrender charges) to receive fixed annuity payments.
Investment Risk — The Contract Value you accumulate under the Contract will fluctuate daily, based on the investment performance of the subaccounts of the Farmers Annuity Separate Account A (the “variable account”) in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform.
This prospectus provides basic information that you should know before investing. Please read it carefully before investing and keep it for future reference.
Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.
An investment in this Contract is not a bank deposit, and no bank endorses or guarantees the Contract. The Contract is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investing in this Contract involves risk, including possible loss of some or all of your investment.
This Contract has 49 funding choices – one fixed account (paying a guaranteed minimum fixed rate of interest) and 48 subaccounts (12 of which are closed to new investors. Please see “Subaccounts Closed to New Investors”).
Prospectus
September 1, 2008
Farmers Variable
Annuity
The subaccounts invest in the following 48 portfolios:

☐	Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio *, **

☐	Dreyfus Variable Investment Fund – Service Class Shares
Developing Leaders Portfolio

Quality Bond Portfolio**

☐	The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Shares

☐	DWS Variable Series I — (Class A Shares)
DWS Bond VIP
DWS Global Opportunities VIP

DWS Growth & Income VIP**

DWS International VIP

☐	DWS Variable Series II — Class A Shares
DWS Dreman High Return Equity VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Money Market VIP

DWS Small Cap Growth VIP **

☐	Fidelity Variable Insurance Products (“VIP”) Funds – Service Class Shares
Fidelity VIP Growth Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Mid Cap Portfolio

☐	Fidelity VIP Freedom Funds – Service Class 2 Shares
Fidelity VIP Freedom 2005 Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Freedom Income Portfolio

☐	Fidelity VIP FundsManager Portfolios – Service Class 2 Shares
Fidelity VIP FundsManager 20% Portfolio

Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 70% Portfolio
Fidelity VIP FundsManager 85% Portfolio
❑	Franklin Templeton Variable Insurance Products Trust – Class 2 Shares
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund,
Templeton Developing Markets Securities Fund **
Templeton Global Asset Allocation Fund
❑	Goldman Sachs Variable Insurance Trust – Institutional Class Shares
Goldman Sachs Capital Growth Fund **
Goldman Sachs Mid Cap Value Fund **
Goldman Sachs Structured Small Cap Equity Fund
❑	Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)
Janus Aspen Forty Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Service Shares) **
❑	PIMCO Variable Insurance Trust – Administrative Class Shares
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
❑	Principal Variable Contracts Funds, Inc. (“PVC”) – Class 2 Shares
PVC Equity Income Account (formerly, PVC Equity Income Account I) **
PVC MidCap Stock Account **
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) **
PVC West Coast Equity Account **
❑	Principal Variable Contracts Funds, Inc. (“PVC”) – Class 2 Shares Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio
PVC SAM Conservative Balanced Portfolio
PVC SAM Conservative Growth Portfolio
PVC SAM Flexible Income Portfolio
PVC SAM Strategic Growth Portfolio

*	Effective after the close of business on September 26, 2007, the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio was merged into the existing Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors”.

A prospectus for each of the portfolios available through this Contract must accompany this prospectus. Please read these documents before investing and save them for future reference.
To learn more about the Contract, you may want to read the Statement of Additional Information dated September 1, 2008 (known as the “SAI”). For a free copy of the SAI, contact us at:
Farmers New World Life Insurance Company
Service Center
P.O. Box 724208
Atlanta, Georgia 31139
Phone: 1-877-376-8008 (toll free)
We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this prospectus. (It is legally a part of this prospectus.) The SAI’s table of contents appears at the end of this prospectus.
The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us. You may also read and copy these materials at the SEC’s public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC’s public reference room.

The Securities and Exchange Commission has not approved or disapproved this Contract or determined that this prospectus is accurate or complete. Anyone who tells you otherwise is committing a Federal crime.

Not FDIC Insured	May Lose Value	No Bank Guarantee

Glossary
     For your convenience, we are providing a glossary of the special terms we use in this prospectus.
accumulation unit
An accounting unit we use to calculate subaccount values during the pay-in period. It measures the net investment results of each of the subaccounts.
annuitant
You are the annuitant, unless you state otherwise in your application. Before any annuity payments begin, the annuitant is the person (or persons) on whose life (or lives) the Contract is issued. When annuity payments begin, the annuitant is a person during whose lifetime we may make payments under one of the annuity options. You may select joint annuitants.
annuity start date
The date when we will begin to pay annuity payments to you or a person you designate under the annuity option you selected.
beneficiary
The person you select to receive the death benefit if you or the last surviving annuitant dies before the annuity start date.
business day/valuation day
Each day that the NYSE is open for regular trading. Farmers New World Life Insurance Company is open to administer the Contract on each day the NYSE is open for regular trading. When we use the term “business day” in this prospectus, it has the same meaning as the term “valuation day” found in the Contract.
cash value
The Contract Value minus any applicable surrender charge, records maintenance charge, and premium tax.
Company (we, us, our, Farmers)
Farmers New World Life Insurance Company
Contract month, year or anniversary
A month, year or anniversary as measured from the issue date.
Contract Value
The sum of the amounts you have accumulated under the Contract. It is equal to the money you have under the Contract in the variable account and the fixed account.
final annuity date
The Contract anniversary when the oldest annuitant is age 95.
fixed account
An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account and are not part of, or dependent on, the investment performance of the variable account.
fixed account value
Your Contract Value in the fixed account.
free withdrawal amount
An amount you can withdraw each Contract year as a partial withdrawal or as part of a surrender without incurring a surrender charge.
funds
Investment companies that are registered with the SEC. This Contract allows you to invest in the portfolios of the funds that are listed on the front page of this prospectus.
general account
The account containing all of Farmers’ assets, other than those held in its separate accounts.
Home Office
The address of our Home Office is 3003 — 77th Avenue, S.E., Mercer Island, Washington 98040.

issue date
The date on which we credit the initial premium payment to your Contract. It is also the date when, depending on your state of residence, we allocate your premium(s) either entirely to the fixed account, or to the fixed account and the subaccounts you selected on your application.
net investment factor
The factor we use to determine the value of an accumulation unit at the end of each valuation period. We determine the net investment factor separately for each subaccount.
NYSE
The New York Stock Exchange
pay-in period
The period that begins when we issue your Contract and ends on the annuity start date. During the pay-in period, earnings accumulate on a tax-deferred basis until you take money out.
payout period
The period beginning on the annuity start date during which you or the person you designate will receive annuity payments.
portfolio
A separate investment portfolio of a fund. Each subaccount invests exclusively in one portfolio of a fund.
premium payment
Amount you pay to us for the Contract. When we use the term “premium payment” in this prospectus, it means a premium payment less any applicable premium taxes.
qualified Contract
A Contract issued in connection with a retirement plan that qualifies for special Federal income tax treatment under the Tax Code.
Service Center
The address of the Service Center is P.O. Box 724208, Atlanta, Georgia 31139. McCamish Systems, L.L.C. (registered and known as “McCamish Systems, LLC Insurance Administrators” in the State of California only) is the administrator of the Contract. You can call the Service Center office toll-free at 1-877-376-8008.
subaccount
A subdivision of the variable account that invests exclusively in shares of one portfolio of a fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.
surrender
The termination of a Contract at the option of the owner.
Tax Code
The Internal Revenue Code of 1986, as amended.
Valuation Period
The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units. Each valuation period begins at the close of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) on each business day and ends at the close of regular trading on the NYSE on the next business day.
variable account
Farmers Annuity Separate Account A. It is a separate investment account divided into subaccounts, each of which invests in a corresponding portfolio of a designated fund.
variable account value
The portion of the total value of your Contract that is allocated to the subaccounts of the variable account.
written notice
The written notice you must sign and send to us to request or exercise your rights as owner under the Contract. To be complete, it must: (1) be in a form we accept; (2) contain the information and documentation that we determine is necessary, and (3) be received at our Service Center.
you (your, owner)
The person(s) entitled to exercise all rights as owner under the Contract.

Summary
     This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this prospectus and in the Statement of Additional Information (“SAI”). Please read the remainder of this prospectus carefully.
Your Contract in General
•	Tax-Deferred Accumulation. This annuity is a contract between you (the Contract owner) and Farmers (an insurance company) in which you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your Contract Value that are generally tax-deferred until you take money out of the Contract by surrender, partial cash withdrawals, we make annuity payments to you, or we pay the death benefit. Your Contract Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to any money you place in the fixed account, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your Contract Value.
•	Annuity Pay-in and Payout Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” period and the “payout” period. During the pay-in period, you can allocate money to any combination of investment alternatives offered under the Contract. The payout period begins once you start receiving regular annuity payments from the Contract. You may receive annuity payments under one of three fixed annuity payment options. The money you can accumulate during the pay-in period will directly determine the dollar amount of any annuity payments you receive.
•	Death Benefit. The Contract also offers a death benefit payable if any owner or the last surviving annuitant dies before the annuity start date. You may select for an additional fee the optional Guaranteed Minimum Death Benefit that provides an enhanced death benefit if the last surviving annuitant dies before the annuity start date.
•	Retirement Savings Vehicle. The Contract is designed to be long-term in nature in order to provide significant annuity benefits for you. You should not purchase this Contract if you intend to withdraw most of your Contract Value before you reach age 59 1/2. You could incur significant tax penalties and lose the annuity benefits of the Contract if you withdraw your money before you are age 59 1/2.
•	Fixed Account. You may place money in the fixed account where we guarantee that it will earn interest for one-year periods at a guaranteed rate of at least 3%. We may declare higher rates of interest, but are not obligated to do so. Money you place in the fixed account will be reduced by some of the fees and charges we assess. The fixed account is part of our general account.
•	Variable Account. You may allocate premium(s) and Contract Value to one or more of the 48 subaccounts listed on the cover page. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. We reserve the right to offer other subaccounts in the future. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of these subaccounts and will be reduced by Contract and portfolio company charges. You bear the entire investment risk for amounts you allocate to the subaccounts.
Premium Flexibility
•	Minimum Premium. This Contract requires you to pay an initial premium of at least $500. The initial premium is the only premium we require you to pay.
•	Flexible Premiums. You can pay additional premiums of $500 or more ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit) at any time before the annuity start date. We may limit the total premium(s) paid to us during any Contract year. You may also choose to have premiums deducted directly from your bank account.

•	Right-to-Examine Period. You may cancel your Contract for a refund during the “right-to-examine period” by returning it to our Home Office. In most states, the right-to-examine period expires 10 days after you receive the issued Contract. If you decide to cancel the Contract during the right-to-examine period, we will generally refund an amount equal to the greater of Contract Value at the end of the business day on which we receive the returned Contract at our Home Office or the sum of all premiums you have paid into the Contract. The terms of the right-to-examine period may be different for Contract owners over age 60 who purchase their Contract in California.
•	How to Invest. You may obtain a Contract application from your licensed Farmers agent who is also a registered representative. We will not issue a Contract if you are older than age 90 on the issue date.
Death Benefit
•	Standard Death Benefit. Unless you purchase the optional Guaranteed Minimum Death Benefit rider, we will pay the standard death benefit to the beneficiary on the death of either any owner or the last surviving annuitant before the annuity start date. If the last surviving annuitant (or an owner who is an annuitant) dies before his or her 80 th birthday, we will pay the standard death benefit, which equals the greater of:
▪	the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary’s instructions on payment method; or

▪	the minimum death benefit totaling the sum of all premiums paid, minus proportional reductions for withdrawals.
In all other cases (including the death of an owner who is not an annuitant), the standard death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary’s instructions on payment method.

•	Optional Guaranteed Minimum Death Benefit. On your application, you may select for an additional fee the optional Guaranteed Minimum Death Benefit. This rider may not be available in all states, and may vary by state. The Guaranteed Minimum Death Benefit provides an enhanced death benefit only if the last surviving annuitant dies before the annuity start date and before any owner dies. This enhanced death benefit is payable on the death of an owner only if that owner is the first owner to die and is the last surviving annuitant. You may select the Guaranteed Minimum Death Benefit only on your Contract application. If you select this benefit, we will deduct a substantial additional daily charge from the subaccounts at an annual rate of 0.25%.
•	On the death of the last surviving annuitant, the Guaranteed Minimum Death Benefit will equal the greatest of the following:
▪	the standard death benefit described above;

▪	premiums you paid accumulated daily with interest compounded at 4% per year until the earlier of: (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant’s 80th birthday; minus proportional reductions for withdrawals; or

▪	the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant’s 80th birthday, minus proportional reductions for withdrawals.
A different death benefit calculation applies if the last surviving annuitant dies after the Contract anniversary on or next following the annuitant’s 80th birthday. See “Death Benefits.”

•	Death Benefit On or After the Annuity Start Date. Upon the death of the annuitant on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option you selected.

Partial Withdrawals and Surrender
•	Partial Withdrawals. At any time during the pay-in period, you may submit a written request to withdraw part of your cash value, subject to the following rules. A partial withdrawal may have adverse tax consequences.
▪	You may make only 1 withdrawal each calendar quarter.

▪	You must request at least $100.

▪	You may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

▪	Surrender charges may apply.
•	Surrender. At any time during the pay-in period, you may submit a written request to surrender your Contract and receive its cash value (that is, the Contract Value minus any surrender charge, minus any premium taxes not previously deducted, and minus the Records Maintenance Charge, unless waived). A surrender may have adverse tax consequences and be subject to a surrender charge. Your access to amounts held in qualified Contracts may be restricted or prohibited.
•	Surrender Charge. We calculate the surrender charge on surrenders and partial withdrawals from the date you made the premium payment(s) being withdrawn. The surrender charge applies during the entire seven year period following each premium payment, and will vary depending on the number of years since you made the premium payment(s) being withdrawn.

Number of Complete Years From Date of Premium Payment:	0	1	2	3	4	5	6	7+

Surrender Charge:	7%	6%	5%	5%	4%	3%	2%	0
     We do not assess a surrender charge on:
▪	the death benefit;

▪	the withdrawal of premium payments you paid us more than seven years ago;

▪	withdrawals that qualify under the waiver of surrender charge riders as extended hospitalization or confinement to a skilled nursing facility or terminal illness (see “Surrender Charge”);

▪	the free withdrawal amount; or

▪	free-look refunds.
     Each Contract year, you may withdraw the free withdrawal amount, which is an amount up to the greater of:
	▪	Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or

	▪	10% of the Contract Value determined at the time the withdrawal is requested.

•	Systematic Payment Plan. You may elect our systematic withdrawal plan option whereby, after the first Contract year, you may receive periodic payments of at least $100 on a monthly basis during the pay-in period.
Transfers
•	At any time during the pay-in period and after the right-to-examine period, you may make an unlimited number of transfers from and among the separate accounts. You may make one transfer each Contract year from the fixed account.
•	This Contract and the underlying portfolios are not designed for market timers. However, there is no assurance that we will be able to identify and prevent all market timing and other forms of disruptive trading in the Contract and the underlying portfolios. For a discussion of our policies and procedures on market timing and of the potential costs and risks to you that can result if market timing or disruptive trading occurs in the underlying portfolios, see “Policy and Procedures Regarding Disruptive Trading and Market Timing” below.

•	Your transfer from the subaccounts or the fixed account must be a minimum of $100 or the total value in a subaccount or fixed account, if less.
•	Your Contract Value remaining in a subaccount or the fixed account after a transfer must be at least $500, or we will transfer the total value.
•	You can make a transfer from the fixed account only during the 30 days following a Contract anniversary.
•	You cannot make a transfer from any subaccount to the fixed account during the 6 month period following any transfer from the fixed account into one or more subaccounts.
•	We charge $25 for the 13th and each additional transfer during a Contract year. Transfers made under the asset rebalancing or dollar cost averaging programs do not count toward the 12 free transfers.
•	Automatic Asset Rebalancing Program. Under the Automatic Asset Rebalancing (“AAR”) program, we will automatically transfer amounts among the subaccounts each quarter to reflect your most recent instructions for allocating premiums. No transfer fees are assessed under this program. Transfers under this program do not count toward the 12 free transfers permitted each Contract year. We do not include any money allocated to the fixed account in the rebalancing.
•	Dollar Cost Averaging Program. The dollar cost averaging program permits you to systematically transfer (on each monthly anniversary of the issue date) a set dollar amount from the fixed account to up to 8 subaccounts. The minimum transfer amount is $100. No transfer fees are assessed under this program. Transfers under this program do not count toward the 12 free transfers permitted each Contract year.
Annuity Provisions
•	Annuity Options. You may receive income payments under one of three fixed annuity options beginning on the annuity start date you select. The final annuity date, which is the latest annuity start date you may select, is the Contract anniversary when the oldest annuitant is age 95. You may receive income payments for a specific period of time, or for life with or without a guaranteed number of payments.
•	We will use your cash value on the annuity start date to calculate the amount of your income payments under the annuity option you choose.
Federal Tax Status
     Generally, a Contract’s earnings are not taxed until you take them out. For Federal tax purposes, if you take money out of a non-qualified Contract during the pay-in period, including a surrender or partial withdrawal payment, earnings come out first and are taxed as ordinary income. Different tax consequences may apply for a qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on the taxable portion of the payment. The annuity payments you receive during the payout phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the “investment in the Contract” has been fully recovered.
     Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a surrender or full withdrawal. For a further discussion of the Federal tax status of variable annuity contracts, see “Federal Tax Status.”
Inquiries
     If you need additional information, please contact us at:
Service Center
P.O. Box 724208
Atlanta, Georgia 31139
Phone: 1-877-376-8008 (toll-free)
8:00 a.m. to 6:00 p.m. Eastern Time

Fee Table
     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a partial withdrawal, annuitize the Contract, surrender the Contract, or transfer Contract Value between the subaccounts and/or the fixed account. State premium taxes may also be deducted.
Owner Transaction Expenses

Sales Charge Imposed on Premium Payments	None
Maximum Surrender Charge (as a percentage of your premium payment)[1]	7%
Transfer Fee	$25 after 12 transfers per year
     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses.
Periodic Charges other than Portfolio Expenses

Records Maintenance Charge[3]	$30
Variable Account Annual Expenses
(as a percentage of average daily net assets in the subaccounts)

With Both the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit[4]
Mortality and Expense Risk Charge	1.45%
Administrative Charge	0.20%

Total Variable Account Annual Expenses	1.65%

With Either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit[4]
Mortality and Expense Risk Charge	1.20%
Administrative Charge	0.20%

Total Variable Account Annual Expenses	1.40%

With Standard Death Benefit Only
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%

Total Variable Account Annual Expenses	1.15%

[1]	We do not assess a surrender charge on death benefit payments. We do assess a surrender charge if you surrender your Contract, partially withdraw its cash value, or annuitize under the Contract while surrender charges are applicable.

[2]	We do not assess transfer fees on transfers under the dollar cost averaging or Automatic Asset Rebalancing programs. Transfers under these programs do not count toward the twelve free transfers permitted each Contract year.

[3]	We will also deduct the Records Maintenance Charge on the annuity start date or the date you surrender your Contract. We waive this fee for Contracts with a Contract Value of $50,000 or more on the date the fee is assessed.

[4]	We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force, a 0.25% Mortality and Expense Risk Charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

     The following table shows the range of portfolio fees and expenses for the fiscal year ended December 31, 2007. Expenses of the portfolios may be higher or lower in the future. You can obtain more detailed information concerning each portfolio’s fees and expenses in the prospectus for each portfolio.
Range of Annual Operating Expenses for the Portfolios1

	Lowest	Highest
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.20%	1.73%

[1]	The portfolio expenses used to prepare this table were provided to Farmers by the fund(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown.
     The next table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2007.
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average daily net assets in the portfolios as of December 31, 2007):

					Contractual
					Waiver
				Gross	or	Net
				Total	Expense	Total
	Management	12b-1	Other	Annual	Reimburse-	Annual
Portfolio	Fees	Fees[1]	Expenses	Expenses	ment	Expenses
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio [2,13]	0.90%	N/A	0.28%	1.18%	N/A	1.18%

Dreyfus Variable Investment Fund (Service Class Shares)
Developing Leaders Portfolio	0.75%	0.25%	0.06%	1.06%	N/A	1.06%
Quality Bond Portfolio [13]	0.65%	0.25%	0.12%	1.02%	N/A	1.02%

The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)
	0.75%	0.25%	0.07%	1.07%	N/A	1.07%

DWS Variable Series I (Class A Shares) [3]
DWS Bond VIP	0.39%	N/A	0.18%	0.57%	N/A	0.57%
DWS Global Opportunities VIP	0.89%	N/A	0.21%	1.10%	0.11%	0.99%
DWS Growth & Income VIP [13]	0.39%	N/A	0.15%	0.54%	N/A	0.54%
DWS International VIP	0.74%	N/A	0.20%	0.94%	N/A	0.94%

DWS Variable Series II (Class A Shares)[4]
DWS Dreman High Return Equity VIP	0.64%	N/A	0.14%	0.78%	N/A	0.78%
DWS Government & Agency Securities VIP	0.45%	N/A	0.21%	0.66%	N/A	0.66%
DWS High Income VIP	0.49%	N/A	0.20%	0.69%	N/A	0.69%
DWS Money Market VIP	0.29%	N/A	0.17%	0.46%	0.02%	0.44%
DWS Small Cap Growth VIP [13]	0.55%	N/A	0.20%	0.75%	N/A	0.75%

					Contractual
					Waiver
				Gross	or	Net
				Total	Expense	Total
	Management	12b-1	Other	Annual	Reimburse-	Annual
Portfolio	Fees	Fees[1]	Expenses	Expenses	ment	Expenses
Fidelity Variable Insurance Products (“VIP”) Funds (Service Class Shares)
Fidelity VIP Growth Portfolio [5]	0.56%	0.10%	0.09%	0.75%	N/A	0.75%
Fidelity VIP Index 500 Portfolio [6]	0.10%	0.10%	0.00%	0.20%	N/A	0.20%
Fidelity VIP Mid Cap Portfolio [5]	0.56%	0.10%	0.10%	0.76%	N/A	0.76%

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Small-Mid Cap Growth Securities Fund [7]	0.47%	0.25%	0.29%	1.01%	N/A	1.01%
Franklin Small Cap Value Securities Fund [7]	0.51%	0.25%	0.17%	0.93%	N/A	0.93%
Templeton Developing Markets Securities Fund [13]	1.23%	0.25%	0.25%	1.73%	N/A	1.73%
Templeton Global Asset Allocation Fund [7]	0.64%	0.25%	0.26%	1.15%	0.06%	1.09%

Goldman Sachs Variable Insurance Trust (Institutional Class Shares) [8]
Goldman Sachs Capital Growth Fund [13]	0.75%	N/A	0.08%	0.83%	N/A	0.83%
Goldman Sachs Mid Cap Value Fund [13]	0.80%	N/A	0.04%	0.84%	N/A	0.84%
Goldman Sachs Structured Small Cap Equity Fund	0.73%	N/A	0.13%	0.86%	N/A	0.86%

Janus Aspen Series [9]
Janus Aspen Balanced Portfolio (Service Shares)	0.55%	0.25%	0.02%	0.82%	N/A	0.82%
Janus Aspen Forty Portfolio (Institutional Shares)	0.64%	N/A	0.06%	0.70%	N/A	0.70%
Janus Aspen Mid Cap Growth Portfolio (Service Shares) [13]	0.64%	0.25%	0.04%	0.93%	N/A	0.93%

PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	0.25%	0.15%	0.50%	0.90%	N/A	0.90%
PIMCO VIT Low Duration Portfolio	0.25%	0.15%	0.25%	0.65%	N/A	0.65%

Principal Variable Contracts Funds Inc. (“PVC”) (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I) [13]	0.49%	0.25%	0.00%	0.74%	N/A	0.74%
PVC MidCap Stock Account [13]	0.75%	0.25%	0.00%	1.00%	N/A	1.00%
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) [13]	0.99%	0.25%	0.02%	1.26%	N/A	1.26%
PVC West Coast Equity Account [13]	0.62%	0.25%	0.01%	0.88%	N/A	0.88%

								Total
				Gross	Contractual	Net		Annual
				SAM	Fee Waiver	SAM	Acquired	Fund of
				Portfolio	or Expense	Portfolio	Fund	Funds
	Manage-	12b-1	Other	Fees and	Reimburse-	Fees and	Fees and	Operating
Name of Fund of Funds	ment Fees	Fees[1]	Expenses	Expenses	ment	Expenses	Expenses	Expenses
Fidelity VIP Freedom Funds (Service Class 2 Shares) [10]
Fidelity VIP Freedom 2005 Portfolio	N/A	.25%	N/A	.25%	N/A	.25%	.56%	.81%
Fidelity VIP Freedom 2010 Portfolio	N/A	.25%	N/A	.25%	N/A	.25%	.56%	.81%
Fidelity VIP Freedom 2015 Portfolio	N/A	.25%	N/A	.25%	N/A	.25%	.59%	.84%
Fidelity VIP Freedom 2020 Portfolio	N/A	.25%	N/A	.25%	N/A	.25%	.62%	.87%
Fidelity VIP Freedom 2025 Portfolio	N/A	.25%	N/A	.25%	N/A	.25%	.63%	.88%
Fidelity VIP Freedom 2030 Portfolio	N/A	.25%	N/A	.25%	N/A	.25%	.66%	.91%
Fidelity VIP Freedom Income Portfolio	N/A	.25%	N/A	.25%	N/A	.25%	.45%	.70%

Fidelity VIP FundsManager Portfolios Funds (Service Class 2 Shares) [11]
Fidelity VIP FundsManager 20% Portfolio	.25%	.25%	N/A	.50%	.15%	.35%	.42%	.77%
Fidelity VIP FundsManager 50% Portfolio	.25%	.25%	N/A	.50%	.15%	.35%	.55%	.90%
Fidelity VIP FundsManager 70% Portfolio	.25%	.25%	N/A	.50%	.15%	.35%	.63%	.98%
Fidelity VIP FundsManager 85%	.25%	.25%	N/A	.50%	.15%	.35%	.68%	1.03%

Principal Variable Contracts Funds Inc. (“PVC”) (Class 2 Shares) Strategic Asset Management (SAM) Portfolios [12]
PVC SAM Balanced Portfolio	0.23%	0.25%	0.00%	0.48%	0.00%	0.48%	0.63%	1.11%
PVC SAM Conservative Balanced Portfolio	0.23%	0.25%	0.01%	0.49%	0.00%	0.49%	0.59%	1.08%
PVC SAM Conservative Growth Portfolio	0.23%	0.25%	0.00%	0.48%	0.00%	0.48%	0.67%	1.15%
PVC SAM Flexible Income Portfolio	0.23%	0.25%	0.01%	0.49%	0.00%	0.49%	0.54%	1.03%
PVC SAM Strategic Growth Portfolio	0.23%	0.25%	0.01%	0.49%	0.00%	0.49%	0.70%	1.19%

[1]	The 12b-1 distribution plan is described in the Portfolios’ prospectus and/or statement of additional information. Because the 12b-1 fees are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.

[2]	Effective after the close of business on September 26, 2007, pursuant to shareholder approval, the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio was merged into the existing Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio. The Gross Total Annual Expenses for the Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio’s expenses offset arrangement with the custodian bank whereby the custodian’s fees may be paid indirectly by credits on the Portfolio’s uninvested cash balances. These credits are used to reduce the Portfolio’s expenses. The net operating expenses after reductions for fees paid indirectly and fee waivers would be 1.16%.

[3]	“Other Expenses” for the DWS Variable Series I are based on estimated amounts for the current fiscal year and include a 0.10% administration fee. Actual expenses may be different. The investment manager for the DWS Variable Series I has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Portfolios, excluding certain expenses such as extraordinary expenses, taxes, brokerage, and interest, to the extent necessary to maintain the Portfolios’ Net Total Annual Expenses at the following amounts: (i) 0.63% for the DWS Bond VIP, through September 30, 2008; (ii) 0.99% for the DWS Global Opportunities VIP, through April 30, 2009; and (iii) 0.54% for the DWS Growth & Income VIP and 0.96% for the DWS International VIP, through April 30, 2010.

[4]	“Other Expenses” for the DWS Variable Series II are based on estimated amounts for the current fiscal year. Actual expenses may be different. The investment manager for the DWS Variable Series II has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Portfolios, excluding certain expenses such as extraordinary expenses, taxes, brokerage, and interest, to the extent necessary to maintain the Portfolios’ Net Total Annual Expenses at the following amounts: (i) 0.66% for the DWS Government & Agency Securities VIP, through September 30, 2008; and (ii) 0.78% for the DWS Dreman High Return Equity VIP and 0.44% for the DWS Money Market VIP, through April 30, 2010 .

[5]	A portion of the brokerage commissions that the Fidelity VIP Growth Portfolio and the Fidelity VIP Mid Cap Portfolio pay may be reimbursed and used to reduce the Portfolio’s expenses. In addition, through arrangements with the Portfolio’s custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses. After taking into account these voluntary offsets, the Net Total Annual Expenses for the Fidelity VIP Growth Portfolio were 0.74%, and for the Fidelity VIP Mid Cap Portfolio were 0.75% during 2007. These offsets may be discontinued at any time.

[6]	Management fees for the Fidelity VIP Index 500 Portfolio have been reduced to 0.10%, and Service Class expenses are limited to 0.20% (excluding interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the Portfolio’s shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager’s part.

[7]	The manager of the Franklin Small-Mid Cap Growth Securities Fund, the Franklin Small Cap Value Securities Fund, and the Templeton Global Asset Allocation Fund has agreed in advance to reduce its fee from assets invested by the Portfolios in a Franklin Templeton money market fund (the acquired fund) to the extent that the Portfolio’s fees and expenses are due to those of the acquired fund. This reduction is required by the Trust’s board of trustees and an exemptive order of the SEC; this arrangement will continue as long as the exemptive order is relied upon. This reduction of 0.01% (for the Franklin Small-Mid Cap Growth Securities Fund and the Templeton Global Asset Allocation Fund) and 0.02% (for the Franklin Small Cap Value Securities Fund), is not reflected in the Net Total Annual Expenses which would be lower if it were.

The manager and administrator for the Templeton Global Asset Allocation Fund have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Portfolio so that Net Total Annual Expenses, excluding acquired fund fees and expenses, do not exceed 1.08% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) through April 30, 2009. This waiver is separate from the waiver related to the acquired fund discussed above.

[8]	The investment adviser to the Goldman Sachs Variable Insurance Trust has entered into a fee reduction commitment for the Funds which was implemented on a voluntary basis prior to April 28, 2006 and on a contractual basis as of April 28, 2006. The fee reduction commitment provides that the adviser is entitled to receive an annual management fee based on the Fund’s average daily net assets at the following rates: for the Goldman Sachs Capital Growth Fund (0.75% on the first $1 Billion, 0.68% on the next $1 Billion, and 0.65% in excess of $2 Billion); for the Goldman Sachs Mid Cap Value Fund (0.80% on the first $2 Billion, and 0.72% in excess of $2 Billion); and for the Goldman Sachs Structured Small Cap Equity Fund (0.75% on the first $2 Billion, and 0.68% in excess of $2 Billion).

The Funds’ investment adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the average daily net assets of the Goldman Sachs Structured Small Cap Equity Fund. The Net Total Annual Expenses for the Goldman Sachs Structured Small Cap Equity Fund after reimbursements and voluntary waivers were 0.90% during 2007. The Funds’ investment adviser may terminate or modify the waiver of a portion of its management fee at its discretion at any time.

[9]	The “Other Expenses” for the Janus Aspen Forty Portfolio include expenses of 0.01% for acquired fund fees and expenses and 0.02% for short sale dividend expenses. The “Other Expenses” for the Janus Aspen Balanced Portfolio and the Janus Aspen Mid Cap Growth Portfolio include expenses of less than 0.01% for acquired fund fees and expenses.

“Acquired fund” means any underlying portfolio (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Amounts of less than 0.01%, if applicable, are included in Other Expenses.

Dividends or interest on short sales, which are paid to the lender of borrowed securities, are considered Other Expenses. Such expenses will vary depending on whether the securities the Portfolio sells short pay dividends or interest and the amount of such dividends and interest. Including such short sale dividends (and excluding acquired fund fees and expenses), Other Expenses for the Janus Aspen Forty Portfolio total 0.05%.

Including acquired fund fees and expenses and short sale dividend expenses, Other Expenses for the Janus Aspen Balanced Portfolio, the Janus Aspen Forty Portfolio, and the Janus Aspen Mid Cap Growth Portfolio total 0.02%, 0.06%, and 0.04%, respectively.

[10]	Fidelity Management & Research, each underlying Fidelity fund’s manager, has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any), as a percentage of the average net assets, exceed .25%. This arrangement may be discontinued by FMR at any time.

[11]	Strategic Advisers, each VIP FundsManager Portfolio’s investment manager, has contractually agreed to waive 0.05% of its management fee until July 31, 2009. In addition, Fidelity Management & Research Company, each underlying Fidelity fund’s manager, has contractually agreed to reimburse 0.10% of class-level expenses for Service Class 2.

[12]	Each PVC SAM Portfolio, an “upper-tier fund,” is an asset-allocation “fund-of-funds” that typically allocates its assets, within predetermined percentage ranges, among certain underlying funds of the PVC and Institutional class shares of Principal Investors Fund (the “underlying funds”). Each SAM Portfolio has its own set of operating expenses, as does each of the underlying funds in which it invests. If you choose to invest in one of the PVC SAM Portfolios subaccounts, you will be responsible for the indirect expense of the applicable PVC SAM Portfolio— the upper-tier fund— as well as those of its underlying funds. Each PVC SAM Portfolio indirectly bears a proportionate share of the applicable expenses of the underlying funds (including management fees) and is a shareholder of the underlying funds. Depending on which underlying funds are held by a PVC SAM Portfolio and in what proportion, the fees will vary over time. “Total Annual Fund of Funds Operating Expenses” show combined annual expenses for each PVC SAM Portfolio and the underlying funds in which the SAM Portfolio invests. A SAM Portfolio’s actual expenses may be higher or lower as a result of changes in the allocation of the SAM Portfolio’s assets among the underlying funds, and the expenses of the underlying fund and of the SAM Portfolio.

[13]	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors”.

Redemption Fees
     A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer. Each portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the portfolio prospectus.
     The expenses shown above are deducted by each underlying portfolio before the portfolio provides us with its daily net asset value. We then deduct applicable variable account charges from the net asset value to calculate the unit value of the corresponding subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the portfolios was provided to us by the portfolios and was not independently verified by us.
Example of Maximum Charges
     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including transaction expenses, the Records Maintenance Charge of $30, the Variable Account charges of 1.65%, and maximum Annual Portfolio Operating Expenses of 1.73%.
     The Example assumes that you invested $10,000 in the portfolio with the highest expenses, chose the riders with the highest costs, and stayed in those options under the Contract for the time periods indicated. The Example also assumes that your investment earned a steady 5% return each year.
     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender or annuitize the Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$944	$1,502	$2,157	$3,711

(2) If you do not surrender or annuitize the Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$346	$1,053	$1,783	$3,711
     The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). It also does not reflect any taxes or tax penalties you may be required to pay if you surrender your Contract.
     The Record Maintenance Charge of $30 is reflected as an annual charge of 0.049% that is determined by dividing total Record Maintenance Charges collected during 2007 ($179,520) by total average net assets attributable to the Contract during 2007 ($366,781,079).
     Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.
Distribution Costs
     For information concerning the compensation paid for the sale of the Contracts, see “Distribution of the Contracts.”
Condensed Financial Information
     In Appendix A, we have included a financial history of two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values (that reflect the middle level of Variable Account Annual Expenses) are included in the SAI.
Farmers New World Life Insurance Company and the Fixed Account
Farmers New World Life Insurance Company
     Farmers New World Life Insurance Company (“Farmers”) is the stock life insurance company issuing the Contract. We are obligated to pay all benefits under the Contracts. Farmers is located at 3003 — 77th Avenue, S.E., Mercer Island, Washington 98040, and was incorporated under Washington law on February 21, 1910. Farmers established the variable account to support the investment options under this Contract and under other variable annuity contracts Farmers may issue. Farmers’ general account supports the fixed account under the Contract.
     Farmers is a direct wholly-owned subsidiary of Farmers Group, Inc. (“FGI”). FGI is a stock holding and management company. The ultimate controlling parent of FGI is Zurich Financial Services, a publicly traded holding company listed on the Swiss Exchange, but not publicly traded in the U.S.
     Farmers markets a broad line of individual life insurance products, including universal life, term life and whole life insurance and annuity products (predominately flexible premium deferred annuities). Farmers currently is licensed to sell insurance in 49 states and the District of Columbia. Farmers is not licensed in New York.
The Fixed Account
     You may allocate some or all of your premium payments and transfer some or all of your Contract Value to the fixed account. The fixed account offers a guarantee of principal accumulating at a specified rate of interest that will be reduced by deductions for fees and expenses. The fixed account is part of Farmers’ general account. We use our general account assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. Subject to applicable law, Farmers has sole discretion over investment of the fixed account’s assets. Farmers bears the full investment risk for all amounts contributed to the fixed account. Farmers guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective annual rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. All assets in the general account are subject to our general liabilities from business operations.
     Money you place in the fixed account will earn interest that is compounded annually and accrues daily at the current interest rate in effect at the time of your allocation. We intend to credit the fixed account with interest at the current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.
     The fixed account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates. You assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.
     We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one year (except for the year in which such amount is received or transferred).
     We currently allocate amounts from the fixed account for partial withdrawals, transfers to the subaccounts, or charges for the monthly deduction on a last in, first out basis (“LIFO”) for the purpose of crediting interest.
     The fixed account is not registered with the Securities and Exchange Commission (“SEC”). The disclosures included in this prospectus about the fixed account are for your information and have not been reviewed by the staff of the SEC. However, fixed account disclosures may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.
The Variable Account and the Portfolios
The Variable Account
     Farmers established the Farmers Annuity Separate Account A (the “variable account”) as a variable account under the law of the state of Washington on April 6, 1999. Farmers owns the assets in the variable account. The variable account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”) and qualifies as a “separate account” within the meaning of the Federal securities laws. The variable account will receive and invest premium payments paid under the Contracts and under other variable annuity contracts we may issue in the future.
     The income, gains and losses, realized or unrealized, from assets allocated to the variable account shall be credited to or charged against the variable account, without regard to other income, gains or losses of any other account we own or arising out of any other business we may conduct.
     Although we own the assets in the variable account, these assets are held separately from our other assets and are not part of our general account. The portion of the assets of the variable account equal to the required reserves and other contract liabilities of the variable account are not chargeable with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the variable account that are in excess of such reserves and other liabilities.
     The variable account is divided into subaccounts, each of which invests in shares of a portfolio of a fund. The variable account is subject to the laws of the State of Washington, which regulate the operations of insurance companies domiciled in Washington.
     Changes to the Variable Account. We reserve the right in our sole discretion, and subject to applicable law, to add, close, remove, or combine one or more subaccounts, combine the variable account with one or more other separate accounts, or operate the variable account as a different kind of investment company. Subject to obtaining any approvals or consents required by law, the assets of one or more subaccounts may also be transferred to any other subaccount if, in our sole discretion, conditions warrant. In addition, we reserve the right to modify provisions of the Contract to reflect changes to the subaccounts and the variable account and to comply with applicable law. Some of these future changes may be the result of changes in applicable laws or interpretation of the law. You may obtain additional information regarding the substitutions of investments and resolving conflicts among funds in the SAI. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.
The Portfolios
     Each subaccount of the variable account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio. Each fund available under the Contract is registered with the SEC under the 1940 Act as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the funds by the SEC.
     The assets of each portfolio are separate from the assets of any other portfolio, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.
     Each of the portfolios is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.
     Some of the portfolios have been established by investment advisers that manage retail mutual funds sold directly to the public having similar names and investment objectives to the portfolios available under the Contract. While some of the portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the portfolios available through this Contract.
     An investment in a subaccount, or in any portfolio, including the DWS Money Market VIP, is not insured or guaranteed by the U.S. Government and there can be no assurance that the DWS Money Market VIP will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to insurance charges, the yields on the money market subaccount may become extremely low and possibly negative.
Subaccounts Closed to New Investors
     Twelve subaccounts, which invest in the following portfolios, are closed to new investors:

Portfolio	Fund	Effective Date
Social Mid Cap Growth Portfolio	Calvert Variable Series, Inc.	September 1, 2008

Quality Bond Portfolio	Dreyfus Variable Investment Fund	September 1, 2008

DWS Growth & Income VIP	DWS Variable Series I	September 1, 2008

DWS Small Cap Growth VIP	DWS Variable Series II	September 1, 2008

Templeton Developing Markets Securities Fund	Franklin Templeton Variable Insurance Products Trust	September 1, 2008

Portfolio	Fund	Effective Date
Goldman Sachs Capital Growth Fund	Goldman Sachs Variable Insurance Trust	September 1, 2008

Goldman Sachs Mid Cap Value Fund	Goldman Sachs Variable Insurance Trust	May 1, 2006

Janus Aspen Mid Cap Growth Portfolio	Janus Aspen Series	September 1, 2008

PVC Equity Income Account (formerly, PVC Equity Income Account I)	Principal Variable Contracts Funds, Inc.	September 1, 2008

PVC MidCap Stock Account	Principal Variable Contracts Funds, Inc.	September 1, 2008

PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account)	Principal Variable Contracts Funds, Inc.	September 1, 2008

PVC West Coast Equity Account	Principal Variable Contracts Funds, Inc.	September 1, 2008
     If you purchased your Contract before the effective date shown in the table above, and had Contract Value allocated to an affected subaccount on the effective date, you may:
     (1) remain invested in the affected subaccount;
     (2) continue to allocate new premium to the affected subaccount; and
     (3) transfer into and out of the affected subaccount.
     However, if and when you fully transfer out of an affected subaccount, you will not be permitted to allocate new premium to that subaccount or to transfer Contract Value into or out of that subaccount.
Investment Objectives of the Portfolios
     The following table summarizes each portfolio’s investment objective(s) and policies. There is no assurance that any of the portfolios will achieve its stated objective(s). You can find more detailed information about the portfolios, including a description of the risks, conditions of investing, and fees and expenses of each portfolio in the prospectuses for the portfolios that are attached to this prospectus. You should read the prospectuses carefully.

Portfolio	Investment Objective and Investment Adviser
Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio [1,2]	Seeks long-term capital appreciation by investing primarily in a nondiversified portfolio of equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investment adviser is Calvert Asset Management Company, Inc. The subadviser is New Amsterdam Partners LLC.

Dreyfus VIF Developing Leaders Portfolio (Service Class Shares)	Seeks capital growth. Investment adviser is The Dreyfus Corporation. The subadviser is Franklin Portfolio Associates.

Dreyfus VIF Quality Bond Portfolio (Service Class Shares) [2]	Seeks to maximize total return, consisting of capital appreciation and current income. Investment adviser is The Dreyfus Corporation. The subadviser is Standish Mellon Asset Management.

Portfolio	Investment Objective and Investment Adviser
DWS Bond VIP (Class A Shares)	Seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Aberdeen Asset Management, Inc., and the sub-subadviser is Aberdeen Asset Management Investment Services Limited.

DWS Dreman High Return Equity VIP (Class A Shares)	Seeks to achieve a high rate of total return. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Dreman Value Management L.L.C.

DWS Global Opportunities VIP (Class A Shares)	Seeks above-average capital appreciation over the long term. Investment adviser is Deutsche Investment Management Americas Inc.

DWS Government & Agency Securities VIP (Class A Shares)	Seeks high current income consistent with preservation of capital. Investment adviser is Deutsche Investment Management Americas Inc.

DWS Growth & Income VIP (Class A Shares) [2]	Seeks long-term growth of capital, current income and growth of income. Investment adviser is Deutsche Investment Management Americas Inc.

DWS High Income VIP (Class A Shares)	Seeks to provide a high level of current income. Investment adviser is Deutsche Investment Management Americas Inc.

DWS International VIP (Class A Shares)	Seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments (equities issued by foreign-based companies and listed on foreign exchanges). Investment adviser is Deutsche Investment Management Americas Inc.

DWS Money Market VIP (Class A Shares)	Seeks maximum current income to the extent consistent with stability of principal. Investment adviser is Deutsche Investment Management Americas Inc.

DWS Small Cap Growth VIP (Class A Shares) [2]	Seeks maximum appreciation of investors’ capital. Investment adviser is Deutsche Investment Management Americas Inc.

Fidelity VIP Growth Portfolio (Service Class Shares)	Seeks to achieve capital appreciation. Investment adviser is Fidelity Management & Research Company. The subadvisers are: Fidelity Management and Research (U.K.) Inc., Fidelity Research & Analysis Company (formerly Fidelity Management and Research (Far East) Inc.), Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited, and FMR Co., Inc.

Fidelity VIP Index 500 Portfolio (Service Class Shares)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500SM Index. Investment adviser is Fidelity Management & Research Company. The subadvisers are Geode Capital Management, LLC and FMR Co., Inc.

Fidelity VIP Mid Cap Portfolio (Service Class Shares)	Seeks long-term growth of capital. Investment adviser is Fidelity Management & Research Company. The subadvisers are: Fidelity Management and Research (U.K.) Inc., Fidelity Research & Analysis Company (formerly Fidelity Management and Research (Far East) Inc.), Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited, and FMR Co., Inc.

Portfolio	Investment Objective and Investment Adviser
Fidelity VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investment advisor is Strategic Advisers.

Fidelity VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investment advisor is Strategic Advisers.

Fidelity VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investment advisor is Strategic Advisers.

Fidelity VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investment advisor is Strategic Advisers.

Fidelity VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investment advisor is Strategic Advisers.

Fidelity VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investment advisor is Strategic Advisers.

Fidelity VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation. Investment advisor is Strategic Advisers.

Fidelity VIP FundsManager 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation. Investment advisor is Strategic Advisers.

Fidelity VIP FundsManager 50% Portfolio	Seeks high total return. Investment advisor is Strategic Advisers.

Fidelity VIP FundsManager 70% Portfolio	Seeks high total return. Investment advisor is Strategic Advisers.

Fidelity VIP FundsManager 85% Portfolio	Seeks high total return. Investment advisor is Strategic Advisers.

Franklin Small Cap Value Securities Fund (Class 2 Shares)	Seeks long-term total return. Investment adviser is Franklin Advisory Services, LLC.

Franklin Small-Mid Cap Growth Securities Fund (Class 2 Shares)	Seeks long-term capital growth. Investment adviser is Franklin Advisers, Inc.

Goldman Sachs Capital Growth Fund (Institutional Class Shares) [2]	Seeks long-term growth of capital. Investment adviser is Goldman Sachs Asset Management, L.P.

Goldman Sachs Mid Cap Value Fund (Institutional Class Shares) [2]	Seeks long-term capital appreciation. Investment adviser is Goldman Sachs Asset Management, L.P.

Goldman Sachs Structured Small Cap Equity Fund (Institutional Class Shares)	Seeks long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity investments in U.S. issuers. Investment adviser is Goldman Sachs Asset Management, L.P.

Janus Aspen Balanced Portfolio (Service Shares)	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income. Investment adviser is Janus Capital Management LLC.

Portfolio	Investment Objective and Investment Adviser
Janus Aspen Forty Portfolio (Institutional Shares)	Seeks long-term growth of capital. Investment adviser is Janus Capital Management LLC.

Janus Aspen Mid Cap Growth Portfolio (Service Shares) [2]	Seeks long-term growth of capital. Investment adviser is Janus Capital Management LLC.

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) (Administrative Class Shares)	Seeks maximum total return, consistent with preservation of capital and prudent investment management. Investment adviser is Pacific Investment Management Company LLC.

PIMCO VIT Low Duration Portfolio (Administrative Class Shares)	Seeks maximum total return, consistent with preservation of capital and prudent investment management. Investment adviser is Pacific Investment Management Company LLC.

PVC Equity Income Account (formerly, PVC Equity Income Account I) (Class 2 Shares) [2]	Seeks to provide a relatively high level of current income and long-term growth of income and capital. The investment adviser is Principal Management Corporation and the subadviser is Edge Asset Management, Inc.

PVC MidCap Stock Account (Class 2 Shares) [2]	Seeks to provide long-term capital appreciation. The investment adviser is Principal Management Corporation and the subadviser is Edge Asset Management, Inc.

PVC SAM Balanced Portfolio (Class 2 Shares)	Seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk. The investment adviser is Principal Management Corporation and the subadviser is Edge Asset Management, Inc.

PVC SAM Conservative Balanced Portfolio (Class 2 Shares)	Seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk. The investment adviser is Principal Management Corporation and the subadviser is Edge Asset Management, Inc.

PVC SAM Conservative Growth Portfolio (Class 2 Shares)	Seeks to provide long-term capital appreciation. In general, relative to the other portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk. The investment adviser is Principal Management Corporation and the subadviser is Edge Asset Management, Inc.

PVC SAM Flexible Income Portfolio (Class 2 Shares)	Seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk. The investment adviser is Principal Management Corporation and the subadviser is Edge Asset Management, Inc.

Portfolio	Investment Objective and Investment Adviser
PVC SAM Strategic Growth Portfolio (Class 2 Shares)	Seeks to provide long-term capital appreciation. In general, relative to the other portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk. The investment adviser is Principal Management Corporation and the subadviser is Edge Asset Management, Inc.

PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) (Class 2 Shares) [2]	Seeks long-term growth of capital. The investment adviser is Principal Management Corporation and the subadvisers are UBS Global Asset Management (Americas), Inc., Emerald Advisers, Inc., and Essex Investment Management Company, LLC.

PVC West Coast Equity Account (Class 2 Shares) [2]	Seeks to provide long-term growth of capital. The investment adviser is Principal Management Corporation and the subadviser is Edge Asset Management, Inc.

Templeton Developing Markets Securities Fund (Class 2 Shares) [2]	Seeks long-term capital appreciation. Investment adviser is Templeton Asset Management, Ltd.

Templeton Global Asset Allocation Fund (Class 2 Shares)	Seeks high total return. Investment adviser is Templeton Investment Counsel, LLC. The subadviser is Franklin Advisers, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)	Seeks to provide capital growth, with current income as a secondary goal. Investment adviser is The Dreyfus Corporation. The subadviser is Mellon Capital Management.

[1]	Effective after the close of business on September 26, 2007, pursuant to shareholder approval, the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio was merged into the existing Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio.

[2]	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors”.

     In addition to the variable account, the funds may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies as well as to qualified plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the funds simultaneously. Although neither Farmers, nor the mutual funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund’s Board of Directors (or Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions given by those variable life insurance owners and those given by variable annuity contract owners.
     If a fund’s Board of Directors (or Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Farmers will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.
     Please read the attached prospectuses for the portfolios to obtain more complete information before you invest.
Selection of the Portfolios

     The portfolios offered through the Contracts are selected by Farmers, and Farmers may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser’s (and/or subadviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the portfolio or one of its service providers (e.g., the investment adviser) will make payments to us in connection with certain administrative, marketing, and support services, or whether the portfolio’s adviser was an affiliate. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of Contract Value if we determine that a portfolio no longer satisfies one or more of the selection criteria and/or if the portfolio has not attracted significant allocations from Contract owners.
     You are responsible for choosing to invest in the portfolios and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the subaccounts, you should carefully consider any decisions regarding allocations of premium and Contract Value to each subaccount.
     In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each portfolio’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the portfolio’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. After you select subaccounts in which to allocate premium or Contract Value, you should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate.
     You bear the risk that the Contract Value of your Contract may decline as a result of the performance of the subaccounts you have chosen.
     We do not provide investment advice and we do not recommend or endorse any of the particular portfolios available as investment options in the Contract.
     Revenue We Receive From the Portfolios and/or Their Service Providers. We (and our affiliates) may directly or indirectly receive payments from the portfolios and/or their service providers (investment advisers, administrators, and/or distributors), in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:
•	Rule 12b-1 Fees. We and/or our affiliate, Farmers Financial Solutions, LLC (“FFS”), the principal underwriter and distributor for the Contracts, receive some or all of the 12b-1 fees from the portfolios that charge a 12b-1 fee. See the “Fee Table” in this Prospectus. The 12b-1 fees we and/or FFS receive are calculated as a percentage of the average daily net assets of the portfolios owned by the subaccounts available under this Contract and certain other variable insurance products that we issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and/or FFS may receive compensation from some of the portfolios’ service providers for administrative and other services we perform relating to variable account operations that might otherwise have been provided by the portfolios. The amount of this compensation is based on a percentage of the average assets of the particular portfolios attributable to the Contract and to certain other variable insurance products that we issue. These percentages currently range from 0.10% to 0.25% and may be significant. Some service providers may pay us more than others.
     The chart below provides the current maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us and/or FFS on an annual basis:

Incoming Payments to Farmers and/or FFS

		From the following
From the following Funds and	Maximum%	Funds and their	Maximum
their Service Providers:	of assets*	Service Providers:	% of assets*
Dreyfus	0.25%	Janus	0.25%
		PIMCO	0.15%
Fidelity	0.25%	PVC	0.25%
Franklin Templeton	0.25%

*	Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Contract and under certain other variable insurance products offered by us.
•	Other Payments. We and/or FFS also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the portfolio’s service providers with regard to the variable insurance products we issue. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the portfolios. Contract owners, through their indirect investment in the portfolios, bear the costs of these advisory fees. Certain investment advisers or their affiliates may provide us and/or FFS with wholesaling services to assist us in the distribution of the Contract, may pay us and/or FFS amounts to participate in sales meetings or may reimburse our sales costs, and may provide us and/or FFS with occasional gifts, meals, tickets, or other compensation or reimbursement. The amounts in the aggregate may be significant and may provide the investment adviser (or other affiliates) with increased access to us and FFS.
Proceeds from these payments made by the portfolios, investment advisers, and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and FFS incur in promoting, issuing, distributing, and administering the Contracts, and that we incur, in our role as intermediary, in marketing and administering the underlying portfolios. We and our affiliates may profit from these payments.
     For further details about the compensation payments we make in connection with the sale of the Contracts, see the “Distribution of the Contracts” section below.
Availability of the Portfolios
     We cannot guarantee that each portfolio will always be available for investment through the Contracts.
     We reserve the right, subject to applicable law, to add new portfolios or classes of portfolio shares, remove or close existing portfolios or classes of portfolio shares, or substitute portfolio shares held by any subaccount for shares of a different portfolio. New or substitute portfolios or classes of portfolio shares may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not add, remove, or substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.
Your Right to Vote Portfolio Shares
     Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as you and other Contract owners instruct, so long as such action is required by law.
     Before a vote of a portfolio’s shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Contract Value you have in the subaccount that invests in that portfolio (as of a date set by the portfolio). When we solicit your vote, the number of votes you have will be calculated separately for each subaccount in which you have an investment.

     If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Contract owners advising you of the action and the reasons we took such action.

Your Contract: The Pay-In Period
     The pay-in period begins when we issue your Contract and continues until the annuity start date. The pay-in period will also end if you surrender your Contract, or a death benefit is payable, before the payout period.
Purchasing a Contract
     To purchase a Contract, you must complete an application and send it with your initial premium to us through any authorized licensed agent who is also a registered representative of a broker-dealer having a selling agreement with the principal underwriter for the Contract, Farmers Financial Solutions, LLC. Contracts also may be sold to or in connection with retirement plans that qualify for special tax treatment.
     You may purchase a Contract with a premium payment of $500 or more. The first premium payment is the only one we require you to make.
     There may be delays in our receipt and processing of applications and premium payments that are outside of our control (for example, because of the failure of a selling broker-dealer or registered representative to forward the application to us or our Service Center promptly, or because of delays in determining whether the Contract is suitable for you). Any such delays will affect when your Contract can be issued and your premium is allocated among the investment choices you have selected.
     We reserve the right to decline an application for any reasons subject to the requirements imposed by law in the jurisdiction where the Contract was to be issued and delivered. If we decline your application, we will refund you the full amount of any premium you have paid.
     Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in higher Federal and state income tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you invested. You will have to hold the Contract for a period of time before the tax benefits will outweigh the fees assessed under this Contract.
     If you are purchasing the Contract through a tax favored arrangement, including IRAs, Roth IRAs, SIMPLE IRAs, and SEP IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth.
     We will not issue you a Contract if you are older than age 90 on the issue date.
When We Issue Your Contract
     If your application is complete and your premium payment has been received at the Service Center, we will issue your Contract within two business days of its receipt, and credit your initial premium payment to your Contract. If your application is incomplete, we will contact you and seek to complete it within five business days. If we cannot complete your application within five business days after we receive it, we will return your premium payment, unless you expressly permit us to keep it. We will credit the payment as soon as we receive all necessary application information.
     The date we credit your initial premium payment to your Contract is the issue date. In most states, on the issue date we will allocate your initial premium to the subaccounts and the fixed account as you specified on your application.
     If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state’s right to examine period, plus 10 days. On the first business day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts and fixed account as you selected on the application.

Tax-Free ‘Section 1035’ Exchanges
     You can generally exchange one annuity for another in a ‘tax-free exchange’ under Section 1035 of the Tax Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay Federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).
Cancellation — The 10 Day Right-to-Examine Period
     You have the right to cancel the Contract for any reason during the “right-to-examine period” by returning it to our Home Office at Mercer Island, Washington. In most states, the right-to-examine period expires 10 days after you receive the Contract. This period will be longer if required by state law. If you decide to cancel the Contract during the right-to-examine period, we will treat the Contract as if we never issued it.
     In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium(s) or the Contract Value on the date we receive the Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state’s right to examine period, plus 10 days. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rates. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void.
     Contracts Sold in California. If you purchase your Contract in California, and are 60 years of age or older at the time, the right-to-examine period lasts for 30 days from the date you receive the Contract. You may cancel the Contract at any time during the right-to-examine period by returning it to our Home Office at Mercer Island, Washington or to the agent who sold you the Contract.
     During the 30-day right-to-examine period (plus 10 days), we will place your premium in the fixed account, unless you specifically direct that we allocate your premium to the subaccounts and the fixed account you selected on the application. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rate. If your premium is placed solely in the fixed account, we will refund to you all premiums and Contract fees you paid as of the business day on which we received your cancelled Contract at our Home Office (or your agent received your cancelled Contract, if earlier).
     If you have directed that your premium be invested in the subaccounts, rather than the fixed account, during the right-to-examine period, we will refund you only the Contract Value. The Contract Value refunded will be as of the business day we receive your cancelled Contract at our Home Office (or your agent received your cancelled Contract, if earlier). Any amounts refunded will reflect the investment performance of the subaccounts you selected, and the fees and charges that we deduct. You bear the risk that a refund of your Contract Value could be less than the premium you paid for this Contract. If you decide to cancel this Contract after the right-to-examine period has expired, you will pay surrender charges on that transaction.
Ownership Rights
     The Contract belongs to the owner named in the application. The owner may exercise all of the ownership rights and options described in the Contract. The annuitant is the owner unless the application specifies a different person as the owner. The owner may designate the annuitant (the person to receive the annuity payments) and beneficiary (the person to receive the death benefit when the annuitant or owner dies) in the application.

Changing the Owner
•	You may change the owner by providing a written request to us at any time while the annuitant is alive before the annuity start date.
•	Any change in owner requires our written approval.
•	The change takes effect on the date that the written request is signed.
•	We are not liable for any actions we may have taken before we received the written request.
•	Changing the owner does not automatically change the beneficiary.
Changing the owner may have tax consequences. You should consult a tax adviser before changing the owner.
Selecting and Changing the Beneficiary
•	If you designate more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
•	If the beneficiary dies before the owner/annuitant, then any contingent beneficiary becomes the beneficiary.
•	If both the beneficiary and contingent beneficiary die before the owner/annuitant, then we will pay the death benefit to the owner or the owner’s estate once the death benefit becomes payable.
•	You can request a delay clause that provides that if the beneficiary dies within a specified number of days (maximum 180 days) following the owner’s/annuitant’s death, then the death benefit proceeds will be paid as if the beneficiary had died first.
•	You can change the beneficiary generally by providing us with a written request signed by the owner while the annuitant is living.
•	The request to change the beneficiary must be signed by the owner.
•	The change in beneficiary is effective as of the date you sign the written request, subject to any action taken before we receive the request.
•	If you have named a beneficiary irrevocably, both you and the beneficiary must sign any request for change.
•	We are not liable for any actions we may have taken before we received the written request.
Assigning the Contract
•	You may assign Contract rights before the annuity start date.

•	The owner retains any ownership rights that are not assigned.
•	The assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.
•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
•	The rights of the owner and the beneficiary are subject to the rights of the assignee.
•	We are not bound by any assignment unless duplicate signed forms are filed with us.
•	We are not responsible for the validity of any assignment.
•	We are not liable for any payment we made before we received written notice of the assignment.
Assigning the Contract may have tax consequences. See the “Federal Tax Considerations” section of this prospectus for more information.

Modifying the Contract
     Only one of our officers may modify the Contract or waive any of our rights or requirements under the Contract. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Contract. Upon notice to you, we may modify the Contract to:
•	conform the Contract, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Contract, our company or the variable account is subject;

•	assure continued qualification of the Contract under the Federal tax laws; or

•	reflect a change in the variable account’s operations.
     If we modify the Contract, we will make appropriate endorsements to the Contract. If any provision of the Contract conflicts with the laws of a jurisdiction that govern the Contract, we will amend the provision to conform with such laws.
Premiums
Premium Flexibility
     The initial premium of at least $500 is the only premium required to be paid under the Contract. You have the ability to determine the frequency of premiums you make after payment of the initial premium. You also may determine the amount and timing of each additional premium payment, except that premium payments must be at least $500 ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit). You may make premium payments at any time until the earliest of: (a) the annuity start date; (b) the date you fully withdraw all Contract Value; or (c) the date you reach age 70 1/2 for qualified Contracts (other than Roth IRAs and rollovers and transfers). You must send all premiums to our Service Center.
     We will not accept total premium payments in excess of the cumulative premium limit that is specified on your Contract specification page. The Federal Tax Code may also limit the amount of premiums you may make.
     We may decline a premium payment for any reason permitted by law.
     Electronic Payments. If you authorize electronic payment of your premiums from your bank account, the total amount of premiums being debited must be at least $300 per year. You can make electronic payments on an annual, semi-annual, quarterly, or monthly basis for the applicable fraction of at least $300, but the total for the year must add up to at least $300.
Allocating Premiums
     When you complete your application, you must instruct us to allocate your initial premium(s) to one or more subaccounts of the variable account and/or the fixed account according to the following rules.
•	You must put at least 1% (and no less than $500) of each premium in any subaccount you select or the fixed account.

•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.
     You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification or by telephone authorization (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation unless we receive contrary instructions. However, you may direct individual premium payments to a specific subaccount and/or to the fixed account without changing your instructions. Changing your allocation instructions will not change the way existing Contract Value is apportioned among the subaccounts or the fixed account.
     Investment returns from amounts allocated to the subaccounts will vary with the investment performance of the subaccounts and will be reduced by Contract charges. You bear the entire risk for amounts you allocate to the subaccounts. You should periodically review your premium payment allocation instructions in light of market conditions and your overall financial objectives.
     If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at the current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state’s right-to-examine period, plus 10 days. On the first business day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts as you selected on the application.
     If your state only requires return of Contract Value in event you exercise your right to cancel the Contract, we will allocate the initial premium(s) as you instructed in the application on the issue date. The initial premium will be credited using the accumulation unit value next computed at the end of the business day that we issue your Contract. Our business day usually closes at the end of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time).
     We credit any premiums you make to your Contract after the date of reallocation (or after the issue date, if applicable) using the accumulation unit value next computed at the end of a business day on which we receive them at our Service Center. Our business day closes at the end of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time). If we receive your additional premium payments after the close of a business day, we will calculate and credit them as of the end of the next business day.
Your Contract Values
Contract Value
Your Contract Value:
•	varies from day to day, depending on the investment performance of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Contract transactions (such as additional premium payments, transfers, and partial withdrawals);
•	serves as the starting point for calculating values under a Contract;
•	equals the sum of all values in each subaccount and the fixed account;
•	is determined on the issue date and on each business day;
•	on the issue date, equals the initial premium less any premium tax due; and
•	has no guaranteed minimum amount and may be more or less than premiums paid.
Subaccount Value
     Each subaccount’s value is determined at the end of each business day. We determine your Contract’s value in each subaccount by multiplying the number of units that your Contract has in the subaccount by the accumulation unit value of that subaccount at the end of the business day.
The number of accumulation units in any subaccount on any business day equals:
•	the initial accumulation units purchased at the unit value on the issue date; plus

•	accumulation units purchased with additional premiums; plus

•	accumulation units purchased via transfers from another subaccount or the fixed account; minus
•	accumulation units redeemed to pay a pro-rata share of the Records Maintenance Charge, if assessed on that business day; minus
•	accumulation units redeemed to pay for partial withdrawals, and any applicable surrender charges and premium taxes; minus
•	accumulation units redeemed as part of a transfer to another subaccount, or the fixed account, and any applicable transfer fee.
     Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into accumulation units. We determine the number of accumulation units we credit to, or subtract from, your Contract by dividing the dollar amount of the allocation, transfer, or withdrawal, by the accumulation unit value for that subaccount at the end of the Valuation Period.
Accumulation Unit Value
     The accumulation unit value (or price) of each subaccount will reflect the investment performance of the portfolio in which the subaccount invests. The accumulation unit value of each subaccount was originally established at the value shown in Appendix A. The accumulation unit value may increase or decrease from one Valuation Period to the next. The accumulation unit value for each subaccount is recalculated at the end of each business day by multiplying the accumulation unit value at the end of the immediately preceding business day by the Net Investment Factor for the business day for which the value is being determined. The new accumulation unit value reflects the investment performance of the underlying portfolio, and the daily deduction of: (i) the mortality and expense risk charge, (ii) any charge for enhanced benefit riders, and (iii) the daily administrative charge during each Valuation Period. For information on computing the Net Investment Factor, see the SAI.
     We determine a separate accumulation unit value for each subaccount. We will also determine separate sets of accumulation unit value reflecting the costs of the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit.
Fixed Account Value
     On the issue date, your fixed account value is equal to the premiums paid.
Your fixed account value at the end of any Valuation Period (before the annuity start date) is equal to:
•	the total of premiums allocated to the fixed account; minus

•	any applicable premium taxes; plus

•	amounts transferred from the subaccounts; increased by

•	any credited interest; and decreased by

•	any transfers and withdrawals from the fixed account, and by any charges deducted from the fixed account.
     Your Contract’s guaranteed minimum fixed account value will not be less than the minimum values required by the state where we deliver your Contract.
Fees and Charges
     This section describes the fees and charges that we make under the Contract to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under this Contract may result in a profit to us.
Mortality and Expense Risk Charge
     As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your net assets in the subaccounts. The charge is equal, on an annual basis, to 0.95% of average daily net assets you have invested in the subaccounts.
     The mortality risk we assume is that annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity start date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.
     If you selected either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit (offering discontinued in July 2003), we will deduct an additional daily fee from your value in the subaccounts at an annual rate of 0.25% of average daily net assets you have invested in the subaccounts. If you chose both benefits, the additional daily fee will increase to an annual rate of 0.50%. See “Fee Table.”

Asset-Based Administration Charge
     We deduct a daily asset-based administration charge from each subaccount to help reimburse us for our administrative costs, such as owner inquiries, changes in allocations, owner reports, Contract maintenance costs and data processing costs. This charge is equal, on an annual basis, to 0.20% of your average daily net assets in the subaccounts. This charge is designed to help compensate us for the cost of administering the Contracts and the variable account.
Transfer Fee
     A transfer fee of $25 will be imposed for the thirteenth and each subsequent transfer during a Contract year. Any unused free transfers do not carry over to the next Contract year. Each written or telephone request would be considered to be one transfer, regardless of the number of subaccounts affected by the transfer. Transfers you make through our asset rebalancing and dollar cost averaging programs do not count toward your twelve free transfers. We deduct the transfer fee from the amount transferred.
Surrender Charge
     We do not deduct a charge for sales expenses from premium payments at the time premium payments are paid to us. However, we will deduct a surrender charge, if applicable, if you surrender your Contract or partially withdraw cash value before the annuity start date, or if you annuitize your Contract. We do not assess a surrender charge on withdrawals made if the Contract terminates due to your death or the death of the last surviving annuitant.
     As a general rule, the surrender charge equals a percentage of the premium payments withdrawn that: (a) we have held for less than seven years; and (b) are not eligible for a free withdrawal. The surrender charge applies during the entire seven year period following each premium payment. The applicable percentage depends on the number of years since you made the premium payment being withdrawn, as shown on this chart:

Number of Completed Years
from the Date of Premium	Surrender Charge
Payment	Percentage
0	7%
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
7 and later	0%
     In determining surrender charges, we will deem premiums to be surrendered in the order in which we received them — that is, on a first-in, first-out basis.
     Because surrender charges are based on the date each premium payment is made, you may be subject to a surrender charge, even though the Contract may have been issued many years earlier, if you have continued to make premium payments.
     We will not apply the Surrender Charge Percentage to an amount greater than the current Contract Value minus the Free Withdrawal Amount. This may occur, for instance, if the Contract Value is less than your total premium payments because of negative investment performance.
     When you request a withdrawal, you will be sent a check in the amount you requested (if available), less applicable tax withholding. If a surrender charge applies, your remaining Contract Value will be reduced by the dollar amount we send you, plus the surrender charge. The surrender charge is deducted pro-rata from all subaccounts and the fixed account in which the Contract is invested based on the remaining Contract Value in each subaccount and the fixed account, unless you request otherwise.
     Free Withdrawal Amount
     In any Contract year before the annuity start date, you may withdraw a portion of your Contract Value once each calendar quarter without incurring a surrender charge. This amount is called the free withdrawal amount. Each Contract year, the free withdrawal amount is an amount up to the greater of:
•	Contract Value minus the excess of total premiums paid over prior withdrawals that were previously assessed a surrender charge; or

•	10% of the Contract Value determined at the time the withdrawal is requested.
     Any premium that has been held by us for more than seven years will be subject to a 0% Surrender Charge Percentage.
     Examples of Surrender Charge Calculation:
     In the following examples, assume that a Contract is issued on July 1, 2002 with a $10,000 premium paid on the issue date. No subsequent premiums are paid.
     Partial Withdrawal Example. The owner wishes to withdraw $4,000 on September 15, 2006. Suppose the Contract Value is $12,700 on that date, before the withdrawal.
The free withdrawal amount is the larger of (a) and (b):
     (a) $12,700 – $10,000 = $2,700
     (b) (10%)($12,700) = $1,270
     The free withdrawal amount is $2,700. The remaining portion of the withdrawal is subject to a surrender charge. Since this amount represents the withdrawal of premium paid between 3 and 4 years ago, the surrender charge percentage is 5%. The surrender charge is calculated as follows:

     ($4,000 – $2,700)(5%) = $65
     The owner would receive $4,000, and the remaining Contract Value would be reduced by $4,065 and would equal $8,635 after the $4,000 partial withdrawal is taken.
     Full Withdrawal Example: Positive Growth. The owner wishes to fully surrender the Contract in year 3. The $30 Records Maintenance Charge and the surrender charge would be deducted from (the Contract Value minus the free withdrawal amount). The surrender charge is calculated as follows:
     ($12,700 – $2,700)(5%)/1.05 = $476.19
The owner would receive $12,700 – $476.19 – $30 = $12,193.81.
     Full Withdrawal Example: Negative Growth. Assume the same facts as above, but the Contract Value has declined to $8,000. The free withdrawal amount is the larger of (a) and (b):
     (a) $8,000 – $10,000 = $-2,000
     (b) (10%)($8,000) = $800
The surrender charge is calculated as follows:
     ($8,000 – $800)(5%)/1.05 = $342.86
The owner would receive $8,000 – $342.86 – $30 = $7,627.14
     Free withdrawals may be subject to the 10% federal penalty tax if made before you reach age 59 1/2. They also may be subject to federal income tax.
     Waiver of Surrender Charge Riders
     If state law permits and subject to certain restrictions, we will automatically issue two riders with your Contract. As described in these riders, we will waive the surrender charge:
•	after an annuitant (who is under age 75) has been confined in a hospital or skilled heath care facility continuously for at least 90 days; or

•	(after one year from the effective date of the rider) if an annuitant is diagnosed with a terminal illness after we issue the Contract and is expected to live for 12 months or less, up to an aggregate maximum withdrawal of $250,000.
Records Maintenance Charge
     At the end of each Contract year before the annuity start date, we will deduct a records maintenance charge of $30 from your Contract Value as partial reimbursement for our administrative expenses relating to the Contract. We will deduct the fee from each subaccount and the fixed account based on the proportion that the value in each subaccount and the fixed account bears to the total Contract Value. We will also deduct this charge on the annuity start date, or the date you surrender the Contract.
     We will not deduct this fee after annuity payments have begun. We also currently waive deduction of the charge for Contracts whose Contract Value is $50,000 or more on the date of assessment.
Portfolio Management Fees and Expenses
     Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these portfolio fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees at an annual rate of up to 0.25% of average daily portfolio assets. For 2007, total annual portfolio fees and charges for the portfolios offered through this Contract ranged from 0.20% to 1.73% of average daily portfolio assets. See the “Fee Table” in this Prospectus and the prospectuses for the portfolios for more information.
     Redemption Fees. A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer. Each portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the portfolio and is not retained by us. The redemption fee will be deducted from your Contract Value. For more information on each portfolio’s redemption fee, see the portfolio prospectus.
Premium Taxes
     Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If applicable, we will deduct the cost of such taxes from the value of your Contract either:
•	from premium payments as we receive them,

•	from Contract Value upon surrender or partial withdrawal,

•	on the annuity start date, or

•	upon payment of a death benefit.
Other Taxes
     Currently, no charge is made against the variable account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the variable account or the Contracts. We may, however, deduct such a charge in the future, if necessary.
Transfers
     After the right-to-examine period has expired and before the annuity start date, you may make transfers from the subaccounts or from the fixed account subject to the conditions stated below. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request. We may modify or suspend the transfer privilege at any time. Transfers under the Contract are subject to the following conditions.
•	You may make an unlimited number of transfers in a Contract year from the subaccounts (subject to the “Policy and Procedures Regarding Disruptive Trading and Market Timing” section below).

•	You may only make one transfer each Contract year from the fixed account (unless you choose dollar cost averaging) during the 30 days following a Contract anniversary. We measure a Contract year from the anniversary of the issue date.

•	You may not make a transfer into the fixed account during the six months following any transfer you make out of the fixed account to any subaccount(s).

•	You may request transfers in writing (in a form we accept), or by telephone. You should send written requests to the Service Center.

•	You must transfer at least the lesser of $100, or your total value in the subaccount, if less. If you request a transfer that would reduce the amount in a subaccount or fixed account below $500, we will transfer the entire amount in the subaccount.

•	We deduct a $25 charge from the amount transferred or from the remaining Contract Value (your choice) for the 13th and each additional transfer in a Contract year. Any unused free transfers do not carry over to the next Contract year. Transfers you make pursuant to the asset rebalancing and dollar cost averaging programs do not count toward your 12 free transfers. For more information, see “Fees and Charges.”

•	We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.

•	We will price complete transfer requests that are received at our Service Center before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete transfer request after the close of regular trading on the NYSE, we will price the transfer request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

•	We may suspend, restrict, modify or eliminate the transfer privilege at any time.
Asset Allocation Models
     Asset allocation allows you to allocate your investments among various asset classes — such as stock funds, international funds, bond funds, and money market funds — depending on your risk tolerance, investment goals and time horizon. Keep in mind that use of an asset allocation model does not guarantee favorable investment results.
     An asset allocation model program is not currently available in connection with the Contracts. However, we may offer an asset allocation model program in the future. .

Automatic Asset Rebalancing Program
     If you select the Automatic Asset Rebalancing program (“AAR”), you can instruct us to automatically rebalance your money in the subaccounts each quarter to reflect your most recent instructions for allocating premiums. Investment performance will likely cause any allocation percentages you selected to shift. With AAR, we will automatically make transfers among the subaccounts on the first day of each calendar quarter to bring your Contract back in line with the percentages you most recently provided to us.
     For instance, assume you instructed us to put your initial premium into 5 subaccounts in equal proportions (20% in each) and you selected AAR on your application. Over the next few months, investment performance caused the percentage of your Contract Value in the 5 subaccounts to change so that the 5 subaccounts were 10%, 30%, 10%, 30% and 20% of your Contract Value. On the first day of the calendar quarter, we will transfer your money among the subaccounts so that 20% of your Contract Value is again in each of the 5 subaccounts.
     If you select an asset allocation model on your application and you select AAR, then on the first day of each calendar quarter, we will automatically transfer money among the subaccounts to match the percentages in the original asset allocation model you select. Unless you instruct us to update the asset allocation model, AAR will rebalance your money in the subaccounts to the original model that was in place on the issue date (or to the model in place on the date you most recently told us to update the model).
     Transfers under this program are not subject to the $100 minimum transfer limitation. There is no charge for using AAR and we do not charge a transfer fee for asset rebalancing. We do not include any money allocated to the fixed account in the rebalancing. We do not assess transfer fees on AAR transfers, nor do we count them toward the twelve free transfers permitted each Contract year.
     You can start and stop AAR at any time, and you can change your instructions at any time by submitting a request to the Service Center. AAR is not available after the annuity start date. Your AAR instructions are effective on the business day we receive them at the Service Center.
     We may suspend or modify AAR at any time.
Third Party Transfers
     If you authorize a third party to transact transfers on your behalf, we will honor their transfer instructions, so long as they comply with our administrative systems, rules and procedures, which we may modify or rescind at any time. However, you may not authorize a registered representative or an agent to transact transfers on your behalf. We take no responsibility for any third party asset allocation program. Please note that any fees and charges assessed for third party asset allocation services are separate and distinct from the Contract fees and charges set forth in this prospectus. We neither recommend nor discourage the use of asset allocation services.
Dollar Cost Averaging Program
     Under the dollar cost averaging program, you may authorize us to transfer a fixed dollar amount at monthly intervals from the fixed account to one or more subaccounts. You may designate up to eight subaccounts to receive the transfers. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.
     Dollar cost averaging is only available during the pay-in period. You may cancel your participation in the program at any time.
     You may enroll in the dollar cost averaging program at any time by submitting a request to the Service Center. We make transfers on the same day of every month as your issue date. Transfers under the dollar cost averaging program are not included when we determine the number of free transfers permitted each year. We must receive the request form at least 5 business days before the transfer date, for your transfers to begin on that date. When you enroll in the dollar cost averaging program, your total Contract Value in the fixed account must be at least equal to the amount you designate to be transferred on each transfer date. Transfers from the fixed account under this program must be at least $100. If on any transfer date the amount remaining in the fixed account is less than the amount designated to be transferred, the entire balance will be transferred out of the fixed account and applied pro-rata to the selected subaccounts, and the dollar cost averaging request will expire.
     We may suspend or modify this dollar cost averaging program at any time. We do not assess transfer fees on dollar cost averaging transfers.
Telephone Transfers
     Your Contract will automatically receive telephone transfer privileges unless you provide other instructions. (In some states you may have to elect telephone transfers.) To make a telephone transfer, you must call the Service Center toll-free at 1-877-376-8008, open between 8:00 a.m. and 6:00 p.m. Eastern Time. Any telephone transfer requests directed to another number may not be considered received at our Service Center.
     Please note the following regarding telephone transfers:
•	We are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

•	We will employ reasonable procedures to confirm that telephone instructions are genuine.

•	Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

•	If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.
     We will price any complete telephone transfer request that we receive at the Service Center before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the end of that regular trading session of the NYSE. We cannot guarantee that telephone transfer transactions will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.
     The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time), which coincides with the end of each Valuation Period. Therefore, we will price any transfer request we receive after the close of the regular business session of the NYSE, on any day the NYSE is open for regular trading, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.
     We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason.
Policy and Procedures Regarding Disruptive Trading and Market Timing
     Statement of Policy. This Contract is not designed for use by organizations or individuals engaged in market timing or for use by investors who make frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, or transfers of large amounts at one time (“Disruptive Trading”).
     Market timing and other kinds of Disruptive Trading can increase your investment risks and have harmful effects for you, for other Contract owners, for the underlying portfolios, and for other persons who have material rights under the Contracts, such as insureds and beneficiaries. These risks and harmful effects include:

•	dilution of the interests of long-term investors in a subaccount if market timers manage to transfer into an underlying portfolio at prices that are below the true value or to transfer out of the underlying portfolio at prices that are above the true value of the underlying portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•	reduced investment performance due to adverse effects on portfolio management by:
o	impeding a portfolio manager’s ability to sustain an investment objective;

o	causing the underlying portfolio to maintain a higher level of cash than would otherwise be the case;

o	causing an underlying portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying portfolio; and
•	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Contract owners invested in those subaccounts, not just those making the transfers.
     Policy Against Disruptive Trading. We have adopted policies and procedures that are intended to detect and deter market timing and other forms of Disruptive Trading. We do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these policies and procedures. Do not invest with us if you intend to conduct market timing or potentially Disruptive Trading.
     For these purposes, we do not include transfers made pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing.
     Detection. We monitor the transfer activities of owners in order to detect market timing and other forms of Disruptive Trading activity. However, despite our monitoring we may not be able to detect or halt all Disruptive Trading activity. Our ability to detect Disruptive Trading may be limited by operational or technological systems, as well as by our ability to predict strategies employed by market timers to avoid detection. As a result, despite our efforts, there is no assurance that we will be able to identify and curtail all Disruptive Trading by such Contract owners or intermediaries acting on their behalf.
     In addition, because other insurance companies (and retirement plans) with different market timing policies and procedures may invest in the underlying portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying portfolio will not suffer harm from Disruptive Trading in the subaccounts of variable products issued by these other insurance companies (or retirement plans) that invest in the underlying portfolios.
     As a result, to the extent we are not able to detect Disruptive Trading activity, or other insurance companies (or retirement plans) fail to detect such activity, it is possible that a market timer may be able to engage in Disruptive Trading transactions that may interfere with underlying portfolio management and cause you to experience detrimental effects such as increased costs, lower performance and a dilution of your interest in an underlying portfolio.
     Deterrence. We impose limits on transfer activity within the Contract in order to deter Disruptive Trading.
     We will accept the following transfers only if the order is sent to us with an original signature and by first class U.S. Mail:
•	transfers in excess of $250,000 per Contract, per day; and

•	transfers into or out of the following subaccounts in excess of $50,000 per Contract, per day:
o	DWS Global Opportunities VIP;

o	DWS International VIP;

o	Templeton Developing Markets Securities Fund;

o	Templeton Global Asset Allocation Fund; and

o	PIMCO VIT Foreign Bond Portfolio.

     If you send a transfer request in excess of these restrictions by any other method (such as fax, phone, or overnight mail), we will not honor your request.
     If we identify suspicious transfer activity, we will advise you in writing that we are monitoring your transfer activity and that we will impose restrictions if we identify a pattern of Disruptive Trading activity. If we identify such a pattern as a result of continued monitoring, we will notify you in writing that all future transfers must be requested through first class U.S. Mail. This means that we would accept only written transfer requests with an original signature transmitted to us only by first class U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
     To further deter any market timing and Disruptive Trading activities, we may at any time and without prior notice:
•	terminate all telephone, website, email or fax transfer privileges;

•	limit the total number of transfers;

•	place further limits on the dollar amount that may be transferred;

•	require a minimum period of time between transfers; or

•	refuse transfer requests from intermediaries acting on behalf of you.
     Our ability to impose these restrictions in order to discourage market timing and other forms of Disruptive Trading may be limited by the provisions of your Contract. As a result, to the extent the provisions of your Contract limit our actions, some Contract owners may be able to market time through the Contract, while others would bear the harm associated with the timing.
     We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying portfolio’s operations, or (2) if an underlying portfolio would reject or has rejected our purchase order, or has instructed us not to allow that purchase or transfer, or (3) you have a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We also reserve the right to reverse a potentially harmful transfer if an underlying portfolio refuses or reverses our order; in such instances some Contract owners may be treated differently than others. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.
     In addition to our internal policies and procedures, we will administer your Contract to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying portfolios.
     Under our current policies and procedures, we do not:
•	impose redemption fees on transfers;

•	expressly limit the number, size or frequency of transfers in a given period (except for certain subaccounts listed above where transfers that exceed a certain size are prohibited); or

•	allow a certain number of transfers in a given period.
     Redemption fees, other transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other forms of Disruptive Trading and in preventing or limiting harm from such trading.
     We may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other Disruptive Trading if we discover that our current procedures do not adequately curtail such activity, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the underlying portfolios under the Contract. The actions we take will be based on policies and procedures that we apply uniformly to all Contract owners.
     Underlying Portfolio Frequent Trading Policies. The underlying portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying portfolios describe any such policies and procedures. The frequent trading policies and procedures of one underlying portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of another underlying portfolio and the policies and procedures we have adopted for the Contract to discourage market timing and other programmed, large, frequent, or short-term transfers.
     You should be aware that, as required by SEC regulation, we have entered into a written agreement with each underlying fund or principal underwriter that obligates us to provide the fund, upon written request, with information about you and your trading activities in the fund’s portfolios. In addition, we are obligated to execute instructions from the funds that may require us to restrict or prohibit your investment in a specific portfolio if the fund identifies you as violating the frequent trading policies that the fund has established for that portfolio.
     If we receive a premium payment from you with instructions to allocate it into a fund that has directed us to restrict or prohibit your trades into the fund, then we will request new allocation instructions from you. If you request a transfer into a fund that has directed us to restrict or prohibit your trades, then we will not effect the transfer.
     Omnibus Order. Contract owners and other persons with material rights under the Contract also should be aware that the purchase and redemption orders received by the underlying portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying portfolios. In addition, if an underlying portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Surrender and Partial Withdrawals
Surrender
     At any time before the annuity start date, you may make a written request to surrender your Contract for its cash value as calculated at the end of the business day when we receive your request at the Service Center, unless you specify a later business day in your request. You should send your written request to the Service Center. The cash value is the amount we pay when you surrender your Contract.
     The cash value on any business day equals:
•	the Contract Value as of such date; minus

•	any surrender charge as of such date; minus

•	any premium taxes not previously deducted; minus

•	the Records Maintenance Charge unless waived.

Surrender Conditions:
•	You must make your surrender request in writing.

•	Your written surrender request must contain your signature.
•	You should send your written request to the Service Center.
•	A surrender is effective as of the business day when we receive your written request, unless you request otherwise.
•	You will incur a surrender charge if you surrender the Contract during the first 7 Contract years after making a premium payment. See the “Fees and Charges” section of this prospectus for more information.
•	Once you surrender your Contract, all coverage and other benefits under it cease and cannot be reinstated.
•	We will pay you the cash value in a lump sum within seven calendar days unless you request payment under an annuity option.
     We will price complete surrender requests that we receive from you at our Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete surrender request after the close of regular trading on the NYSE, we will price your surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.
     Surrendering the Contract may have adverse tax consequences, including a penalty tax. See “Federal Tax Consequences.”
Partial Withdrawals
     Before the annuity start date, you may request a withdrawal of part of your cash value subject to certain conditions. Partial withdrawals may have adverse tax consequences, including a penalty tax. See “Federal Tax Consequences.”
Partial Withdrawal Conditions:
•	You must make your partial withdrawal request in writing.

•	Your written partial withdrawal request must contain your signature.
•	You should send your written request to the Service Center.
•	You may make only one partial withdrawal each calendar quarter.
•	You must request at least $100.
•	You may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.
•	You may incur surrender charges.
•	You can specify the subaccount(s) and fixed account from which to make the partial withdrawal, otherwise we will deduct the amount from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Contract Value contained in each subaccount and the fixed account).
•	We will price complete partial withdrawal requests that we receive from you at our Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete partial withdrawal request after the close of regular trading on the NYSE, we will price your surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.
•	We will reduce your Contract Value by the amount of the withdrawal you requested plus any surrender charge.
•	We generally will pay a completed partial withdrawal request within seven calendar days after the business day when we receive the request.

     Remember, any partial withdrawal you take will reduce your Contract Value, and will proportionally reduce the minimum death benefit by the amount of the withdrawals plus any charges. See “Death Benefits.”
     If you elected the Guaranteed Minimum Death Benefit, a partial withdrawal will proportionally reduce the Greatest Anniversary Value and the amount of premiums (plus interest) being accumulated at 4% annually. Likewise, if you elected the Guaranteed Retirement Income Benefit, a partial withdrawal will proportionally reduce the Income Base. The impact of a proportional reduction on these benefits depends, in part, upon the relative amount of your Contract Value at the time of the withdrawal. Under proportional reductions, if the amount of the death benefit or Income Base is greater than the Contract Value at the time of the partial withdrawal, then the reduction in the death benefit or Income Base will be greater than the dollar amount of the withdrawal (including any charges). For this reason, if a death benefit is paid, or the Income Base is calculated, after you have taken a partial withdrawal, the possibility exists that the total amount of the death benefit or Income Base will be less than the total premium payments you have paid. See “Death Benefits” and “Guaranteed Retirement Income Benefit.”
     Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
     See “Surrender Charges” for an explanation of the surrender charges that may apply.
Systematic Withdrawal Plan
     After your first Contract year, you can elect to receive regular payments from your Contract Value during the pay-in period. You may terminate the systematic withdrawal plan at any time.
Systematic Withdrawal Plan Conditions:
•	You must complete an enrollment form and send it to the Service Center.

•	You instruct us to withdraw selected amounts from the fixed account or any of the subaccounts.
•	We will make these withdrawals on a monthly basis.
•	You must withdraw at least $100.
•	You must have a minimum balance at least equal to the amount you want to withdraw.
•	We will deduct a surrender charge from any amount you withdraw in excess of your free withdrawal amount.
•	You may not take a systematic withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.
     Income taxes and tax penalties may apply to the amount withdrawn. We may suspend, modify or terminate the systematic withdrawal plan at any time.
The Payout Period
The Annuity Start Date
     The annuity start date is the day that the payout period begins under the annuity option you have selected. If you own a Contract that is not a qualified Contract, you must select the annuity start date on which you will begin to receive annuity payments. The annuity start date can be no later than the final annuity date (the Contract anniversary when the oldest annuitant is age 95).
     In the case of an IRA that satisfies Tax Code section 408, the annuity start date must be no later than April 1 of the calendar year following the year in which you reach age 70 1/2 and the payment must be made in a specified form or manner. Roth IRAs under section 408A of the Tax Code do not require distributions at any time prior to your death; the annuity start date for Roth IRAs can be no later than the final annuity date.
Annuity Options
     You must chose an annuity option on or before the annuity start date. The annuity option you select will affect the dollar amount of each annuity payment you receive. You may select or change your annuity option on or before the annuity start date while the annuitant is living by sending a written request signed by you and/or your beneficiary, as appropriate, to our Home Office. You may choose one of the annuity options described below or any other annuity option being offered by us as of the annuity start date. The annuity options we currently offer provide for fixed annuity payments. Once you have selected an annuity option, you may not change that election with respect to any annuitant if annuity payments have begun. After the annuity start date, the Contract no longer participates in the variable account.
     You may elect to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. If you do not specify the frequency of payment, we will pay you monthly. The first payment under any option will be made on the day of the month you request (subject to our agreement) and will begin in the month immediately following the annuity start date. We will make subsequent payments on the same day of each subsequent period in accordance with the payment interval and annuity option you select.
     If you do not select an annuity option by the final annuity date, we will apply the Contract Value under the Second Option, Life Income with a 10 year guarantee period, as described below.
     A beneficiary may have the death benefit paid as an annuity under one of the annuity options.
Determining the Amount of Your Annuity Payment
     On the annuity start date, we will use the cash value to calculate your annuity payments under the annuity option you select. Cash value is your Contract Value minus any applicable surrender charges, records maintenance fee, and premium tax.
     For qualified Contracts, distributions must satisfy certain requirements specified in the Federal Tax Code.
Fixed Annuity Payments
     Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.
The amount of each fixed annuity payment depends on:
•	the form and duration of the annuity option you choose;

•	the age of the annuitant;

•	the sex of the annuitant (if applicable);
•	the amount of your cash value on the annuity start date; and
•	the applicable guaranteed annuity tables in the Contract.
Guaranteed Annuity Tables
     The guaranteed annuity tables in the Contract are based on a minimum guaranteed interest rate of 2.5%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.
     The guaranteed annuity tables in your Contract show the minimum dollar amount of the first monthly payment for each $1,000 applied under the first, second and third annuity options. Under the first or second options, the amount of each payment will depend upon the adjusted age and sex of the annuitant at the time we are due to pay the first payment. Under the third option, the amount of each payment will depend upon the sex of both annuitants and their adjusted ages at the time we are due to pay the first payment.
     The adjusted age of the annuitant is determined by calculating the age at the nearest birthday of the annuitant on the annuity start date and subtracting a number that depends on the year in which the annuity start date belongs:

Adjusted
Annuity Start	Age is
Date	Age Minus
Before 2001	0 Years
2001 to 2010	1 Year
2011 to 2020	2 Years
2021 to 2030	3 Years
2031 to 2040	4 Years
After 2040	5 Years
Description of Annuity Options
     First Option — Life Income.* We will make payments for the annuitant’s lifetime. When the annuitant dies, we will stop making monthly payments with the last payment due prior to the annuitant’s death.
     Second Option — Life Income with a Guarantee Period. We will make payments for the annuitant’s lifetime, with the guarantee that we will make payments for at least 10 or 20 years. You select either the 10 or 20 year guarantee period. On the death of the annuitant on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary.
     For qualified Contracts, the period selected cannot be longer than the owner’s life expectancy, in order to satisfy minimum required distribution rules.
     Third Option — Joint and Survivor Life Annuity.* Under this option, we will make annuity payments so long as two annuitants are alive. After the death of one of the annuitants, we will continue to make payments for the lifetime of the surviving annuitant, although the amount of the payment may change. We will stop making monthly payments with the last payment due before the last surviving annuitant’s death.
     The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant’s age (and if applicable, sex or adjusted age).
     Other options may be available upon request.

*	It is possible under this option to receive only one annuity payment if the annuitant dies (or annuitants die) before the due date of the second payment or to receive only two annuity payments if the annuitant dies (or annuitants die) before the due date of the third payment, and so on.
Guaranteed Retirement Income Benefit
     As of June 18, 2003, we no longer offer the Guaranteed Retirement Income Benefit rider.
     If you elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, this rider remains in force and our obligations and duties to you under this rider will not change.
     Our obligations and duties to owners who purchased the rider are described below.
     Here are some terms you will need to know before reading this section:
•	the guaranteed annuity rates are the rates contained in your Contract under “Guaranteed Annuity Tables.”

•	income base equals the greater of:
(i)	premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant’s 80th birthday, with a proportional reduction for withdrawals; and

(ii)	the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant’s 80th birthday, with a proportional reduction for withdrawals.
     In determining the income base when the oldest joint annuitant is over 80 on the annuity start date, the income base on the Contract anniversary coincident with or next following the annuitant’s 80th birthday is increased by any premiums received and proportionately reduced by any withdrawals since that anniversary.
     The proportional reductions for withdrawals are determined independently for (i) and (ii) above. The proportional reduction for each withdrawal (for purposes of the Guaranteed Retirement Income Benefit) equals:
•	the income base under the item being considered (either (i) or (ii) above) immediately prior to the withdrawal; multiplied by

•	the ratio of the amount withdrawn (including charges) to the Contract Value immediately prior to the withdrawal.
* * *
     The Guaranteed Retirement Income Benefit provides a minimum fixed annuity guaranteed lifetime income to the annuitant once the Contract has been in force for ten Contract years. You may discontinue the Guaranteed Retirement Income Benefit at any time by sending notice to the Service Center. Once you discontinue the Guaranteed Retirement Income Benefit, you may not select it again.
     If you selected the Guaranteed Retirement Income Benefit, we will deduct an additional daily charge on each business day from the subaccounts at an annual rate of 0.25% of the average daily net assets you have invested in the subaccounts. For more information, see the “Fees and Charges” section of this prospectus.
Conditions for receiving the Guaranteed Retirement Income Benefit:
•	You must choose an annuity option that provides payments for the lifetime of one or more annuitants with payments guaranteed for a period not to exceed 10 years;
•	For qualified Contracts, the period selected cannot be longer than the owner’s life expectancy, in order to satisfy minimum required distribution rules.
•	You must select an annuity start date that is on or after the 10th Contract anniversary;
•	You must select an annuity start date that occurs within 30 days following a Contract anniversary; and
•	Your annuity start date must be before the annuitant’s 91st birthday and after the annuitant’s 60th birthday. If the annuitant is younger than 44 on the issue date, the annuity start date must be after the 15th Contract anniversary.
If you do not meet these conditions, you lose the benefit of the Rider.
     The amount of minimum income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity rates in your Contract for the annuity option you select. On the annuity start date, the income payments we will pay under the Contract will equal the greater of:
•	the dollar amount determined by applying the income base (under the Guaranteed Retirement Income Benefit) to the guaranteed annuity rates in the Contract; and

•	the dollar amount determined by applying the Contract’s cash value to the income benefits, annuity options and current annuity tables as described in your Contract.
     We will pay the Guaranteed Retirement Income Benefit for the life of a single annuitant, or the lifetimes of two annuitants. If we pay the Guaranteed Retirement Income Benefit for the life of two annuitants, then we will use the age of the oldest joint annuitant to determine the income base.
     The Guaranteed Retirement Income Benefit guarantees a minimum income that is based on conservative actuarial factors. The income guaranteed under the Guaranteed Retirement Income Benefit by applying the income base to the Contract’s guaranteed annuity tables may, under some circumstances, be less than the income that would be provided by applying the Contract’s cash value to current annuity factors (i.e., the income you would receive if you did not purchase the Guaranteed Retirement Income Benefit). Depending on market conditions and the build-up in your Contract’s cash value, you may decide not to annuitize under the rider. When you bought the Guaranteed Retirement Income Benefit, you took the risk that you may pay for the rider’s insurance but never receive the benefit.
Death Benefit Before the Annuity Start Date
     Only one death benefit will be payable under this Contract. Upon payment of the death benefit proceeds, the Contract will terminate.
     We will pay the death benefit proceeds to the beneficiary if any of the following occurs during the pay-in period:
•	the owner or any joint owner dies, or

•	the last surviving annuitant dies,
and we receive satisfactory proof of death of the deceased.
     If the beneficiary dies before the owner or annuitant and there is no contingent beneficiary, we will pay the death benefit to the owner or the owner’s estate.
     If any owner is a non-natural person, then the death of any annuitant will be treated as the death of an owner.
     Take care when naming owners, annuitants and beneficiaries. Your choices may impact the amount of the death benefit payable under the Contract.
Standard Death Benefit
     If you have not selected the Guaranteed Minimum Death Benefit on your application, and if the last surviving annuitant (or an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the greater of:
The Standard Death Benefit equals:
•	the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary’s instructions on payment method at the Service Center; or
•	the minimum death benefit, which equals the sum of all premiums, minus proportional reductions for withdrawals.
     The proportional reduction in the minimum death benefit equals:
•	the minimum death benefit immediately prior to the withdrawal; multiplied by

•	the ratio of the amount you withdraw (including any charges) to the Contract Value immediately before the withdrawal.
     In all other cases (including the death of an owner who is not an annuitant), the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary’s instructions on payment method. Such other cases include the death of an annuitant who has attained his or her 80th birthday.
     In determining the standard death benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.

Guaranteed Minimum Death Benefit
     On your application, you may select the optional Guaranteed Minimum Death Benefit rider. If you select the Guaranteed Minimum Death Benefit rider, the death benefit guarantee provided by this rider will only apply if the last surviving annuitant dies before the annuity start date and before any owner dies. In all other cases, such as the death of an owner who is not the last surviving annuitant, the death benefit will be limited to the Standard Death Benefit described above and you will lose the benefits of the rider. If you select the Guaranteed Minimum Death Benefit rider, we will deduct a substantial additional daily charge from your Contract Value. Ask your agent for an explanation of the benefits and limitations of this feature, particularly if you name joint owners and/or joint annuitants.
The Guaranteed Minimum Death Benefit equals the greatest of:
1.	the standard death benefit as described above;

2.	premiums you paid accumulated daily with interest compounded at a rate of 4% per year through the earlier of (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant’s 80th birthday, minus proportional reductions for withdrawals; or

3.	the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant’s 80th birthday, minus proportional reductions for withdrawals.
     The Greatest Anniversary Value is calculated as follows: an anniversary value is defined for each eligible Contract anniversary as the Contract Value on that anniversary, increased by premiums accepted since that anniversary and proportionately reduced for withdrawals since that anniversary. The largest such anniversary value is the Greatest Anniversary Value.
Guaranteed Minimum Death Benefit Provisions:
•	If the last surviving annuitant dies after the Contract anniversary coincident with or next following that annuitant’s 80th birthday and before the annuity start date, the amounts calculated under 2 and 3 above will be increased by premiums received and proportionately reduced for withdrawals since that anniversary.

•	If the last surviving annuitant was older than 80 on the issue date, then no death benefit will be payable under 2 or 3 above.

•	The proportional reductions for withdrawals are determined independently for 2 and 3 above. The proportional reduction for each withdrawal is equal to the product of:
▪	the death benefit available under the item being considered (either 2 or 3) immediately prior to the withdrawal, and

▪	the ratio of the amount withdrawn (including any charges) to the Contract Value immediately before the withdrawal.
•	We will deduct an additional charge equal, on an annual basis, to 0.25% of the average net assets you have invested in the subaccounts.

•	You must select the Guaranteed Minimum Death Benefit on your Contract application.

•	This death benefit is only payable during the pay-in period and is not available after the annuity start date.

•	The Guaranteed Minimum Death Benefit will end when the Contract ends or you send a signed request to terminate it to the Service Center. If you terminate the rider, we will no longer deduct the 0.25% additional rider charge from the subaccounts.
     In determining the Guaranteed Minimum Death Benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.
     The Guaranteed Minimum Death Benefit may not be available in all states, and it may vary by state.

Distribution of Death Benefit Proceeds
     If a death benefit is payable before the annuity start date, we will pay the death benefit in a lump sum, unless we consent to another arrangement within 90 days of receiving due proof of death.
     If all or a part of the death benefit proceeds are paid in one lump sum and the proceeds are at least $10,000, we will place the lump-sum payment into an interest-bearing special account opened in the beneficiary’s name. We will provide the beneficiary with a checkbook to access these funds from the special account within seven calendar days of our receipt of due proof of death and payment instructions at the Service Center. The beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. The special account is part of our general account, is not FDIC insured, and is subject to the claims of our creditors. We may receive a benefit from the amounts held in the account.
     In all events, death benefit distributions will be made from a non-qualified Contract in accordance with Section 72(s) of the Tax Code.
     If any owner dies before the annuity start date, the death benefit must be distributed to the beneficiaries within five years after the date of death or distributed over the life (or period not exceeding the life expectancy) of the beneficiary, provided that such distributions begin within one year of the owner’s death. A new settlement agreement will be drawn up and the original Contract will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.
     If the sole beneficiary is the surviving spouse of the deceased owner, the spouse may elect to continue the Contract (in lieu of receiving the death benefit) with the surviving spouse as the sole owner but not the annuitant. On the death of the surviving spouse, we will pay a death benefit. If the Contract is continued with the Guaranteed Minimum Death Benefit rider in effect, the spouse should consider terminating the rider, as the Guaranteed Minimum Death Benefit cannot be paid on the death of the surviving spouse.
     If an owner is a non-natural person, then each annuitant will be treated as an owner for purposes of distributing the death benefit, and any death of an annuitant will be treated as the death of the owner for purposes of these requirements. Moreover, if an annuitant is also an owner, then the death of such annuitant will also be treated as the death of an owner.
     Multiple Beneficiaries. If a death benefit is owed to more than one primary beneficiary or contingent beneficiary, we may delay payment of the death benefit proceeds until we have received the necessary instructions from each primary or contingent beneficiary. Each primary or contingent beneficiary will bear the investment risk (i.e., receive any gains or bear any losses) on investments held in the subaccounts until the payment of the death benefit.
Death Benefit on or After the Annuity Start Date
     If an annuitant dies on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected. If an owner who is not the annuitant dies while an annuitant is still living, we will continue to pay the income payments for the annuitant’s lifetime in the same manner as before such owner’s death.
Investment Performance of the Subaccounts
     The Company periodically advertises performance of the subaccounts and portfolios. We may disclose at least four different kinds of performance.
     First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, any charge for optional benefits, the annual records maintenance charge and the surrender charge. These figures are based on the actual historical performance of the subaccounts since their inception.

     Second, we may disclose total return figures on a non-standard basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge or by charges for optional benefits currently assessed under the Contract. We will only disclose non-standard performance data if it is accompanied by standard total return data.
     Third, we may present historic performance data for the portfolios since their inception reduced by all fees and charges under the Contract, although we may not deduct the surrender charge or the charges for optional benefits in some cases. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.
     Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
     We may provide illustrations of hypothetical Contract expenses and values during the accumulation period, based on hypothetical rates of return that are not guaranteed.
     For a sample of the performance of the subaccounts and portfolios that we may advertise, see the SAI.
Federal Tax Considerations
     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.
     We believe that our Contracts will qualify as annuity contracts for Federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading “Tax Status of the Contracts.” You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.
     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.
     If you invest in a variable annuity as part of an IRA, Roth IRA, SIMPLE IRA or SEP IRA program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.
     We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract’s accumulation value generally will be treated as a distribution.) When annuity payments begin on a Non-Qualified Contract, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59 1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.
Taxation of Non-Qualified Contracts
     Non-Natural Person. If a non-natural person (such as a corporation or a trust) owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
     The following discussion generally applies to Contracts owned by natural persons.
     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner’s investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
     Penalty Tax on Certain Withdrawals. In the case of a distribution from a Contract, there may be imposed a Federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of an Owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.
     Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
     Annuity Payments. Although tax consequences may vary depending on the annuity option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.
     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments.
     Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain annuity start dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.
     Withholding. Annuity distributions are generally subject to withholding for the recipient’s Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
     Separate Account Charges. It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.
     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”
Taxation of Qualified Contracts
     The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Individual Retirement Annuities, (IRAs), as defined in Section 408 of the Tax Code, permit individuals to make annual contributions of up to the lesser of $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008) or 100% of the compensation included in your income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has reviewed the Contract and its traditional IRA and SIMPLE IRA riders and has issued an opinion letter approving the form of the Contract and the riders for use as a traditional IRA and a SIMPLE IRA.
     SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of Tax Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a limit specified in Tax Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.
     Roth IRAs, as described in Tax Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA up to a limit specified in Tax Code or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.
     SEP IRAs, as described in Tax Code section 408(k), permit employers to make contributions to IRAs on behalf of their employees. SEP IRAs generally are subject to the same tax rules and limitations regarding distributions as IRAs, and they are subject to additional requirements regarding plan participation and limits on contributions.
Other Tax Issues
     Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax adviser for more information about these distribution rules.
     Distributions from Qualified Contracts generally are subject to withholding for the Owner’s Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.
     Due to recent regulatory developments, we must include the value of your Guaranteed Minimum Death Benefit or the GRIB Rider in the calculation of your required minimum distribution. As a result of this new calculation, your required minimum distribution may be significant, and the fair market value of your Contract, as reported on Form 5498, may exceed the Contract Value. However, only the Contract Value is available to you for withdrawals. You should consult a tax adviser for more information about these distribution rules.
Our Taxes
     At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the subaccounts of the variable account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the subaccounts of the variable account or the Contracts.
     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.
Federal Estate Taxes
     While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. You should consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
     Under certain circumstances, Tax Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under Tax Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchases by Residents of Puerto Rico
     The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
     The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits
     We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Possible Tax Law Changes
     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Additional Information
When We Will Make Payments
     During the pay-in period, we will usually pay the amounts of any surrender, partial withdrawal, or death benefit payment within seven calendar days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death. However, we may suspend or postpone payments during any period when:
•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC;

•	the SEC permits, by an order, the postponement for the protection of owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.
     If you have submitted a recent check or draft, we have the right to defer payment of a surrender, withdrawals, or death benefit proceeds, or payments under a settlement option until we have assured ourselves that the check or draft has been honored.
     If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract Owner’s account and thereby refuse to pay any request for transfers, partial withdrawals, a surrender, annuity payments, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator. We may also be required to provide additional information about you or your account to government regulators.
     We have the right to defer payment for a surrender, partial withdrawal, death benefit or transfer from the fixed account for up to six months from the date we receive your written request.
Distribution of the Contracts
     Distribution and Principal Underwriting Agreement. We have entered into a distribution agreement with Farmers Financial Solutions, LLC (“FFS”), our affiliate, for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS is affiliated with Farmers through Farmers’ parent that provides management-related services to the parent companies of FFS. FFS offers the Contracts for sale through its sales representatives. We reimburse FFS for certain expenses it incurs in order to pay for the distribution of the Contracts (e.g., commissions).
     Compensation to Broker-Dealers Selling the Contracts. We pay commissions to FFS for sales of the Contracts by FFS’ sales representatives. Sales commissions may vary, but the commissions payable for Contract sales by sales representatives of FFS are expected not to exceed 7% of premium payments. Some sales representatives may elect to receive a lower commission on premium payments at the time of payment along with a quarterly or monthly payment based on Contract value for so long as the Contract remains in effect. FFS may be required to return to us first year commissions if the Contract is not continued through the first Contract year. We may pay lower compensation on sales to owners at older ages and at amounts over $1 million.
     Special Compensation Paid to FFS. We pay for FFS’ operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of FFS: sales representative training materials; marketing materials and advertising expenses; and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation for FFS’ sales representatives. FFS pays its sales representatives a portion of the commissions received for their sales of the Contracts.
     FFS’ sales representatives and their managers are also eligible for various cash benefits, such as cash production incentive bonuses based on aggregate sales of our variable insurance products (including this Contract) and/or other insurance products we issue, as well as certain insurance benefits and financing arrangements.

     In addition, FFS’ sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional non-cash compensation items. Non-cash compensation items that FFS and we may provide jointly include attendance at conferences, conventions, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. By selling this Contract, sales representatives and/or their managers may qualify for these productivity benefits. FFS’ sales representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
     Exclusive Access to FFS’ Distribution Network. In exchange for the amounts we pay to FFS, we receive exclusive access to FFS’ distribution network. The amounts we pay are designed especially to encourage the sale of our products by FFS. See the SAI for a discussion of the amounts of commissions we have paid to FFS in connection with its exclusive offering of the Contracts and other Farmers variable life insurance products.
     The prospect of receiving, or the actual receipt of the additional compensation, may provide FFS and/or its sales representatives with an incentive to recommend the Contracts to prospective owners over the sales of other investments with respect to which FFS either does not receive additional compensation or receives lower levels of additional compensation.
     Ask your sales representative for further information about the compensation your sales representative and FFS may receive in connection with your purchase of a Contract. Also inquire about any revenue sharing arrangements that we may have with FFS, including the conflicts of interest that such arrangements may create.
     No specific charge is assessed directly to Contract owners or the variable account to cover commissions and other incentives or payments described above in connection with the distribution of the Contracts. However, we intend to recoup commissions and other sales expenses and incentives we pay through the fees and charges we deduct under the Contract and through other corporate revenue.
     You should be aware that FFS and its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contract.
Legal Proceedings
     Like other life insurance companies, we are involved in lawsuits. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. While it is not possible to predict the outcome of such matters with absolute certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the variable account, on FFS’ ability to perform under the principal underwriting agreement, or on Farmers’ ability to meet its obligations under the Contracts.
Reports to Owners
     Before the annuity start date, we will mail a report to you at least annually at your last known address of record. The report will state the Contract Value (including the Contract Value in each subaccount and the fixed account), and any further information required by any applicable law or regulation. Contract owners will also receive confirmations within 7 calendar days of each unscheduled financial transaction, such as premium payments, transfers, partial withdrawals, and a surrender. Scheduled financial transactions may be confirmed using quarterly statements.
Inquiries
     Inquiries regarding your Contract may be made by calling or writing to us at the Service Center.

Financial Statements
     The audited financial statements of Farmers New World Life Insurance Company and of Farmers Annuity Separate Account A are included in the SAI. You should consider the financial statements of Farmers New World Life Insurance Company as bearing only upon our ability to meet our obligations under the Policies. For a free copy of these audited financial statements, please call or write to us at the Service Center.

Statement of Additional Information Table of Contents
     The SAI contains additional information about the Contract and the variable account. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The following is the Table of Contents for the SAI.

Appendix A — Condensed Financial Information
     The following tables of condensed financial information show accumulation unit values for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values corresponding to the middle level of Variable Account Annual Expenses are included in the SAI, which is available (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The accumulation unit value does not reflect the deduction of charges such as the annual Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data for 2007 used in the tables below is obtained from the audited financial statements of the variable account that can be found in the SAI.
     Subaccounts Closed to New Investors. Twelve subaccounts, which invest in the following portfolios, are closed to new investors:

Portfolio	Fund	Effective Date
Social Mid Cap Growth Portfolio	Calvert Variable Series, Inc.	September 1, 2008
Quality Bond Portfolio	Dreyfus Variable Investment Fund	September 1, 2008
DWS Growth & Income VIP	DWS Variable Series I	September 1, 2008
DWS Small Cap Growth VIP	DWS Variable Series II	September 1, 2008
Templeton Developing Markets Securities Fund	Franklin Templeton Variable Insurance Products Trust	September 1, 2008
Goldman Sachs Capital Growth Fund	Goldman Sachs Variable Insurance Trust	September 1, 2008
Goldman Sachs Mid Cap Value Fund	Goldman Sachs Variable Insurance Trust	May 1, 2006
Janus Aspen Mid Cap Growth Portfolio	Janus Aspen Series	September 1, 2008
PVC Equity Income Account (formerly, PVC Equity Income Account I)	Principal Variable Contracts Funds, Inc.	September 1, 2008
PVC MidCap Stock Account	Principal Variable Contracts Funds, Inc.	September 1, 2008
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account)	Principal Variable Contracts Funds, Inc.	September 1, 2008
PVC West Coast Equity Account	Principal Variable Contracts Funds, Inc.	September 1, 2008
     If you purchased your Contract before the effective date shown in the table above, and had Contract Value allocated to an affected subaccount on the effective date, you may:
•	remain invested in the affected subaccount;

•	continue to allocate new premium to the affected subaccount; and

•	transfer into and out of the affected subaccount.
     However, if and when you fully transfer out of an affected subaccount, you will not be permitted to allocate new premium to that subaccount or to transfer Contract Value into or out of that subaccount.
No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
Calvert Variable Series, Inc.: Social Mid Cap Growth Portfolio (formerly Social Small Cap Growth Portfolio)***

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007*	11.13	11.60	8,401
2006	11.17	11.13	9,415
2005	12.44	11.17	7,862
2004	11.39	12.44	8,583
2003	8.25	11.39	1,703
2002	10.78	8.25	857
2001**	10.14	10.78	0

*	Effective after the close of business on September 26, 2007, pursuant to shareholder approval, the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio was merged into the existing Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio.

**	Inception date of the subaccount was 5/1/01.

***	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Dreyfus Variable Investment Fund: Developing Leaders Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.77	10.32	131,462
2006	11.50	11.77	133,701
2005	11.02	11.50	122,449
2004	10.04	11.02	110,599
2003	7.73	10.04	101,726
2002	9.69	7.73	67,344
2001*	10.05	9.69	31,154

*	Inception date of the subaccount was 5/1/01.
Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.90	12.15	137,392
2006	11.58	11.90	134,478
2005	11.46	11.58	132,984
2004	11.25	11.46	130,427
2003	10.86	11.25	125,540
2002	10.22	10.86	76,425
2001*	10.03	10.22	41,115

*	Inception date of the subaccount was 5/1/01.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	8.48	9.01	7,248
2006	7.88	8.48	7,211
2005	7.71	7.88	7,154
2004	7.36	7.71	6,880
2003	5.92	7.36	4,912
2002	8.45	5.92	4,688
2001*	10.16	8.45	2,922

*	Inception date of the subaccount was 5/1/01.
DWS Variable Series I: DWS Bond VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.65	14.05	336,446
2006	13.18	13.65	263,498
2005	12.99	13.18	220,418
2004	12.47	12.99	193,066
2003	12.01	12.47	158,299
2002	11.28	12.01	122,173
2001	10.79	11.28	98,087
2000*	9.86	10.79	19,543

*	Inception date of the subaccount was 5/15/00.
DWS Variable Series I: DWS Global Opportunities VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.96	18.33	197,615
2006	14.05	16.96	173,388
2005	12.03	14.05	150,042
2004	9.86	12.03	138,459
2003	6.69	9.86	105,280
2002	8.45	6.69	75,586
2001*	10.03	8.45	31,992

*	Inception date of the subaccount was 5/1/01.

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
DWS Variable Series I: DWS Growth & Income VIP (Class A Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	10.08	10.10	235,192
2006	8.98	10.08	249,103
2005	8.56	8.98	261,785
2004	7.86	8.56	290,881
2003	6.27	7.86	295,619
2002	8.25	6.27	289,129
2001	9.41	8.25	299,135
2000*	9.98	9.41	73,574

*	Inception date of the subaccount was 4/7/00.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

DWS Variable Series I: DWS International VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	9.05	10.25	547,136
2006	7.27	9.05	547,922
2005	6.33	7.27	469,636
2004	5.49	6.33	447,459
2003	4.35	5.49	377,275
2002	5.39	4.35	329,627
2001	7.88	5.39	193,708
2000*	9.72	7.88	18,553

*	Inception date of the subaccount was 4/7/00.
DWS Variable Series II: DWS Dreman High Return Equity VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	20.28	19.68	584,222
2006	17.28	20.28	534,586
2005	16.19	17.28	489,922
2004	14.36	16.19	467,234
2003	11.01	14.36	401,562
2002	13.59	11.01	362,498
2001	13.52	13.59	245,243
2000*	10.41	13.52	36,779

*	Inception date of the subaccount was 6/7/00.

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
DWS Variable Series II: DWS Government & Agency Securities VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.33	13.96	147,765
2006	12.94	13.33	157,396
2005	12.76	12.94	185,028
2004	12.44	12.76	213,494
2003	12.31	12.44	253,601
2002	11.52	12.31	217,364
2001	10.84	11.52	147,064
2000*	10.12	10.84	22,310

*	Inception date of the subaccount was 4/7/00.
DWS Variable Series II: DWS High Income VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.99	13.96	210,792
2006	12.81	13.99	197,732
2005	12.47	12.81	184,554
2004	11.22	12.47	169,043
2003	9.11	11.22	121,917
2002	9.24	9.11	86,527
2001	9.11	9.24	39,479
2000*	9.77	9.11	555

*	Inception date of the subaccount was 6/7/00.
DWS Variable Series II: DWS Money Market VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.19	11.61	82,002
2006	10.82	11.19	65,386
2005	10.65	10.82	90,120
2004	10.68	10.65	68,873
2003	10.71	10.68	96,892
2002	10.68	10.71	84,268
2001	10.40	10.68	70,727
2000*	10.10	10.40	4,853

*	Inception date of the subaccount was 6/7/00.

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
DWS Variable Series II: DWS Small Cap Growth VIP (Class A Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	4.77	5.01	51,643
2006	4.58	4.77	50,495
2005	4.33	4.58	47,345
2004	3.94	4.33	49,225
2003	3.00	3.94	40,822
2002	4.56	3.00	38,860
2001	6.48	4.56	47,090
2000*	8.79	6.48	14,693

*	Inception date of the subaccount was 4/7/00.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Fidelity Variable Insurance Products Fund (“VIP”): Fidelity VIP Growth Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	9.01	11.30	506,444
2006	8.54	9.01	511,113
2005	8.17	8.54	474,631
2004	8.00	8.17	473,634
2003	6.10	8.00	293,205
2002	8.84	6.10	217,954
2001*	10.15	8.84	84,293

*	Inception date of the subaccount was 5/1/01.
Fidelity Variable Insurance Products Fund (“VIP”): Fidelity VIP Index 500 Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.57	12.04	529,446
2006	10.12	11.57	524,602
2005	9.77	10.12	473,342
2004	8.95	9.77	428,902
2003	7.05	8.95	321,666
2002	9.19	7.05	208,283
2001*	10.13	9.19	76,484

*	Inception date of the subaccount was 5/1/01.

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
Fidelity Variable Insurance Products Fund (“VIP”): Fidelity VIP Mid Cap Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	20.25	23.12	203,102
2006	18.20	20.25	180,068
2005	15.57	18.20	119,455
2004	12.62	15.57	96,561
2003	9.22	12.62	65,624
2002	10.35	9.22	39,859
2001*	10.04	10.35	16,378

*	Inception date of the subaccount was 5/1/01.
Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2005 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2010 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2015 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2020 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2025 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2030 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
Fidelity VIP Freedom Funds: Fidelity VIP Freedom Income Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 20% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 50% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 70% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 85% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Franklin Templeton Variable Insurance Products Trust: Franklin Small–Mid Cap Growth Securities Fund (Class 2 Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.04	12.14	91,475
2006	10.27	11.04	85,250
2005	9.91	10.27	79,223
2004	8.99	9.91	72,524
2003	6.63	8.99	56,806
2002	9.40	6.63	38,928
2001*	10.11	9.40	17,151

*	Inception date of the subaccount was 5/1/01.
Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Value Securities Fund (Class 2 Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.15	12.69	55,411
2006	11.37	13.15	45,934
2005*	10.07	11.37	15,257

*	Inception date of the subaccount was 5/2/05.

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets Securities Fund (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	18.53	23.59	171,881
2006	14.63	18.53	155,613
2005	11.61	14.63	75,890
2004	9.42	11.61	40,921
2003	6.23	9.42	10,556
2002	6.31	6.23	6,996
2001	6.94	6.31	5,238
2000*	8.31	6.94	2,550

*	Inception date of the subaccount was 8/4/00.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset Allocation Fund (Class 2 Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	15.91	17.30	91,820
2006	13.29	15.91	68,228
2005	12.98	13.29	42,793
2004	11.35	12.98	29,955
2003	8.70	11.35	14,368
2002	9.20	8.70	4,745
2001*	10.08	9.20	4,949

*	Inception date of the subaccount was 5/1/01.
Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund (Institutional Class Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	9.66	10.52	421,886
2006	9.00	9.66	415,552
2005	8.85	9.00	387,089
2004	8.20	8.85	338,369
2003	6.70	8.20	242,109
2002	8.96	6.70	174,176
2001*	10.15	8.96	68,856

*	Inception date of the subaccount was 5/1/01.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund** (Institutional Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	20.33	20.74	213,439
2006	17.70	20.33	233,146
2005	15.87	17.70	237,447
2004	12.75	15.87	188,246
2003	10.04	12.75	136,454

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund** (Institutional Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2002	10.66	10.04	104,517
2001*	10.03	10.66	56,772

*	Inception date of the subaccount was 5/1/01.

**	As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.
Goldman Sachs Variable Insurance Trust: Goldman Sachs Structured Small Cap Equity Fund (Institutional Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.66	13.75	39,381
2006	15.01	16.66	20,915
2005	14.31	15.01	11,253
2004	12.44	14.31	10,374
2003	8.62	12.44	4,301
2002	10.25	8.62	563
2001*	10.08	10.25	11

*	Inception date of the subaccount was 5/1/01.
Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.48	13.61	169,891
2006	11.43	12.48	161,297
2005	10.74	11.43	138,312
2004	10.03	10.74	151,279
2003	8.93	10.03	135,809
2002	9.67	8.93	53,722
2001*	10.07	9.67	16,363

*	Inception date of the subaccount was 5/1/01.
Janus Aspen Series: Janus Aspen Forty Portfolio (Institutional Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	7.43	10.06	930,084
2006	6.87	7.43	996,424
2005	6.16	6.87	971,391
2004	5.27	6.16	997,315
2003	4.42	5.27	960,133
2002	5.31	4.42	899,533
2001	6.85	5.31	788,721
2000*	9.30	6.85	188,188

*	Inception date of the subaccount was 4/7/00.

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	10.80	13.00	60,335
2006	9.64	10.80	58,258
2005	8.70	9.64	72,762
2004	7.31	8.70	66,619
2003	5.48	7.31	64,204
2002	7.72	5.48	64,300
2001*	10.01	7.72	35,998

*	Inception date of the subaccount was 5/1/01.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

PIMCO Variable Insurance Trust: PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) (Administrative Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.30	13.63	193,705
2006	13.17	13.30	189,234
2005	12.67	13.17	175,291
2004	12.14	12.67	148,368
2003	12.01	12.14	109,701
2002	11.23	12.01	74,980
2001	10.55	11.23	41,484
2000*	10.14	10.55	3,630

*	Inception date of the subaccount was 6/7/00.
PIMCO Variable Insurance Trust: PIMCO VIT Low Duration Portfolio (Administrative Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.43	13.19	253,865
2006	12.09	12.43	260,809
2005	12.10	12.09	252,285
2004	12.02	12.10	228,817
2003	11.88	12.02	201,042
2002	11.23	11.88	162,980
2001	10.55	11.23	108,273
2000*	9.98	10.55	14,840

*	Inception date of the subaccount was 5/15/00.

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
Principal Variable Contracts Funds, Inc.: PVC Equity Income Account formerly, PVC Equity Income Account I) (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.91	17.55	411,425
2006	14.51	16.91	366,843
2005	13.35	14.51	274,991
2004	11.36	13.35	189,327
2003	8.86	11.36	87,065
2002	10.26	8.86	37,430
2001*	10.05	10.26	9,279

*	Inception date of the subaccount was 5/1/01.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Principal Variable Contracts Funds, Inc.: PVC MidCap Stock Account (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	17.13	15.56	182,507
2006*	14.86	17.13	132,448
2005	13.29	14.86	102,557
2004	11.76	13.29	94,183
2003	9.34	11.76	53,771
2002	10.56	9.34	38,932
2001*	10.07	10.56	24,815

*.	Inception date of the subaccount was 5/1/01.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Principal Variable Contracts Funds, Inc.: PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) (Class 2 Shares)***

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007*	8.94	9.25	111,725
2006	8.48	8.94	117,545
2005	8.76	8.48	115,146
2004	8.48	8.76	104,782
2003	5.02	8.48	50,971
2002	9.63	5.02	41,904
2001**	10.17	9.63	16,243

*	Effective 1/5/07, pursuant to shareholder approval, WM Small Cap Growth Fund, a portfolio of WM Variable Trust, merged into the PVC SmallCap Growth Account, an existing portfolio of the Principal Variable Contracts Funds, Inc.

**	Inception date of the subaccount was 5/1/01.

***	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
Principal Variable Contracts Funds, Inc.: PVC West Coast Equity Account (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.84	13.77	70,805
2006	11.62	12.84	42,241
2005*	10.05	11.62	2,658

*	Inception date of the subaccount was 5/2/05.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Principal Variable Contracts Funds, Inc.: PVC SAM Balanced Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	15.08	16.16	1,490,983
2006	13.82	15.08	1,471,594
2005	13.22	13.82	1,292,153
2004	12.18	13.22	1,005,338
2003	10.06	12.18	426,553
2002*	9.84	10.06	69,138

*	Inception date of the subaccount was 9/3/02.
Principal Variable Contracts Funds, Inc.: PVC SAM Conservative Balanced Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.85	14.70	274,156
2006	12.91	13.85	263,738
2005	12.51	12.91	244,171
2004	11.73	12.51	217,162
2003	10.16	11.73	82,447
2002*	9.90	10.16	3,339

*	Inception date of the subaccount was 9/3/02.
Principal Variable Contracts Funds, Inc.: PVC SAM Conservative Growth Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.23	17.49	1,056,564
2006	14.66	16.23	947,762
2005	13.90	14.66	820,684
2004	12.60	13.90	572,200
2003	9.93	12.60	246,683
2002*	9.75	9.93	41,555

*	Inception date of the subaccount was 9/3/02.

No Optional Benefits Elected
(Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)
Principal Variable Contracts Funds, Inc.: PVC SAM Flexible Income Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.92	13.52	338,937
2006	12.26	12.92	300,245
2005	12.03	12.26	314,887
2004	11.45	12.03	291,959
2003	10.25	11.45	74,864
2002*	9.97	10.25	20,733

*	Inception date of the subaccount was 9/3/02.
Principal Variable Contracts Funds, Inc.: PVC SAM Strategic Growth Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	17.01	18.39	740,064
2006	15.26	17.01	730,815
2005	14.36	15.26	587,575
2004	12.91	14.36	477,156
2003	9.84	12.91	155,340
2002*	9.68	9.84	13,017

*	Inception date of the subaccount was 9/3/02.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit) 1
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
Calvert Variable Series, Inc.: Social Mid Cap Growth Portfolio (formerly Social Small Cap Growth Portfolio)***

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007*	10.82	11.23	238
2006	10.91	10.82	468
2005	12.21	10.91	654
2004	11.24	12.21	594
2003	8.19	11.24	582
2002	10.74	8.19	639
2001**	10.14	10.74	0

*	Effective after the close of business on September 26, 2007, pursuant to shareholder approval, the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio was merged into the existing Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio.

**	Inception date of the subaccount was 5/1/01.

***	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Dreyfus Variable Investment Fund: Developing Leaders Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.44	9.99	28,998
2006	11.24	11.44	28,465
2005	10.82	11.24	33,594
2004	9.90	10.82	33,321
2003	7.66	9.90	33,561
2002	9.66	7.66	25,483
2001*	10.05	9.66	12,942

*	Inception date of the subaccount was 5/1/01.
Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.57	11.76	30,593
2006	11.32	11.57	30,393
2005	11.25	11.32	37,085
2004	11.10	11.25	33,679
2003	10.77	11.10	33,330
2002	10.18	10.77	28,351
2001*	10.03	10.18	18,970

*	Inception date of the subaccount was 5/1/01.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

[1]	We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	8.25	8.72	738
2006	7.70	8.25	738
2005	7.57	7.70	738
2004	7.26	7.57	456
2003	5.87	7.26	456
2002	8.42	5.87	501
2001*	10.16	8.42	209

*	Inception date of the subaccount was 5/1/01.
DWS Variable Series I: DWS Bond VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.20	13.52	33,525
2006	12.81	13.20	35,078
2005	12.69	12.81	36,370
2004	12.24	12.69	39,974
2003	11.84	12.24	43,635
2002	11.18	11.84	41,188
2001	10.75	11.18	32,002
2000*	9.85	10.75	5,644

*	Inception date of the subaccount was 5/15/00.
DWS Variable Series I: DWS Global Opportunities VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.49	17.74	28,786
2006	13.73	16.49	29,736
2005	11.81	13.73	33,567
2004	9.73	11.81	35,570
2003	6.64	9.73	37,356
2002	8.42	6.64	29,700
2001*	10.03	8.42	13,562

*	Inception date of the subaccount was 5/1/01.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
DWS Variable Series I: DWS Growth & Income VIP (Class A Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	9.75	9.72	79,179
2006	8.72	9.75	77,134
2005	8.36	8.72	83,318
2004	7.71	8.36	87,252
2003	6.19	7.71	98,630
2002	8.18	6.19	112,399
2001	9.38	8.18	115,225
2000*	9.98	9.38	25,212

*	Inception date of the subaccount was 4/7/00.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

DWS Variable Series I: DWS International VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	8.75	9.86	95,044
2006	7.06	8.75	104,045
2005	6.18	7.06	126,530
2004	5.39	6.18	136,140
2003	4.29	5.39	143,978
2002	5.34	4.29	130,883
2001	7.86	5.34	82,656
2000*	9.72	7.86	8,381

*	Inception date of the subaccount was 4/7/00.
DWS Variable Series II: DWS Dreman High Return Equity VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	19.62	18.94	117,039
2006	16.79	19.62	117,048
2005	15.82	16.79	136,871
2004	14.10	15.82	141,933
2003	10.86	14.10	150,595
2002	13.47	10.86	142,384
2001	13.47	13.47	97,718
2000*	10.41	13.47	13,715

*	Inception date of the subaccount was 4/7/00.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
DWS Variable Series II: DWS Government & Agency Securities VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.89	13.43	48,737
2006	12.58	12.89	50,281
2005	12.46	12.58	54,617
2004	12.21	12.46	59,759
2003	12.14	12.21	62,801
2002	11.42	12.14	71,151
2001	10.80	11.42	55,036
2000*	10.12	10.80	6,451

*	Inception date of the subaccount was 4/7/00.
DWS Variable Series II: DWS High Income VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.53	13.44	32,369
2006	12.45	13.53	32,262
2005	12.18	12.45	34,858
2004	11.02	12.18	36,642
2003	8.98	11.02	38,135
2002	9.16	8.98	33,322
2001	9.07	9.16	16,013
2000*	9.76	9.07	0

*	Inception date of the subaccount was 6/7/00.
DWS Variable Series II: DWS Money Market VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	10.82	11.18	5,740
2006	10.51	10.82	6,223
2005	10.40	10.51	6,423
2004	10.48	10.40	10,488
2003	10.57	10.48	11,447
2002	10.58	10.57	11,324
2001	10.36	10.58	5,755
2000*	10.09	10.36	140

*	Inception date of the subaccount was 6/7/00.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
DWS Variable Series II: DWS Small Cap Growth VIP (Class A Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	4.61	4.82	7,383
2006	4.45	4.61	6,913
2005	4.23	4.45	6,808
2004	3.87	4.23	6,901
2003	2.96	3.87	17,566
2002	4.52	2.96	17,074
2001	6.46	4.52	17,054
2000*	8.79	6.46	8,376

*	Inception date of the subaccount was 4/7/00.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Fidelity Variable Insurance Products Fund (“VIP”): Fidelity VIP Growth Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	8.76	10.93	84,917
2006	8.34	8.76	94,361
2005	8.02	8.34	107,131
2004	7.90	8.02	105,218
2003	6.05	7.90	101,562
2002	8.81	6.05	85,554
2001*	10.15	8.81	36,718

*	Inception date of the subaccount was 5/1/01.
Fidelity Variable Insurance Products Fund (“VIP”): Fidelity VIP Index 500 Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.25	11.65	68,130
2006	9.89	11.25	70,819
2005	9.60	9.89	83,886
2004	8.83	9.60	86,597
2003	7.00	8.83	95,862
2002	9.16	7.00	82,224
2001*	10.13	9.16	32,483

*	Inception date of the subaccount was 5/1/01.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
Fidelity Variable Insurance Products Fund (“VIP”): Fidelity VIP Mid Cap Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	19.70	22.38	26,818
2006	17.78	19.70	26,703
2005	15.29	17.78	21,341
2004	12.46	15.29	22,333
2003	9.14	12.46	19,403
2002	10.31	9.14	16,795
2001*	10.04	10.31	7,744

*	Inception date of the subaccount was 5/1/01.
Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2005 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2010 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2015 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2020 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2025 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2030 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
Fidelity VIP Freedom Funds: Fidelity VIP Freedom Income Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 20% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 50% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 70% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 85% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

Franklin Templeton Variable Insurance Products Trust: Franklin Small–Mid Cap Growth Securities Fund (Class 2 Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	10.73	11.74	18,273
2006	10.04	10.73	19,002
2005	9.73	10.04	22,938
2004	8.88	9.73	22,807
2003	6.57	8.88	22,840
2002	9.37	6.57	14,417
2001*	10.11	9.37	6,820

*	Inception date of the subaccount was 5/1/01.
Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Value Securities Fund (Class 2 Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.04	12.52	14,064
2006	11.33	13.04	14,174
2005*	10.07	11.33	0

*	Inception date of the subaccount was 5/2/05.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets Securities Fund (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	17.92	22.70	3,420
2006	14.22	17.92	3,550
2005	11.34	14.22	2,655
2004	9.25	11.34	792
2003	6.14	9.25	484
2002	6.25	6.14	485
2001	6.92	6.25	0
2000*	8.30	6.92	494

*	Inception date of the subaccount was 8/4/00.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset Allocation Fund (Class 2 Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	15.47	16.74	5,345
2006	12.99	15.47	5,371
2005	12.75	12.99	5,388
2004	11.20	12.75	4,083
2003	8.63	11.20	6,471
2002	9.17	8.63	4,702
2001*	10.08	9.17	3,811

*	Inception date of the subaccount was 5/1/01.
Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund (Institutional Class Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	9.40	10.18	78,033
2006	8.80	9.40	80,997
2005	8.69	8.80	93,182
2004	8.09	8.69	93,261
2003	6.65	8.09	92,132
2002	8.93	6.65	69,647
2001*	10.15	8.93	31,138

*	Inception date of the subaccount was 5/1/01.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund** (Institutional Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	19.77	20.07	35,781
2006	17.30	19.77	37,257
2005	15.58	17.30	52,156
2004	12.58	15.58	54,190
2003	9.96	12.58	56,938
2002	10.62	9.96	41,017
2001*	10.03	10.62	23,739

*	Inception date of the subaccount was 5/1/01.

**	As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.
Goldman Sachs Variable Insurance Trust: Goldman Sachs Structured Small Cap Equity Fund (Institutional Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.20	13.31	416
2006	14.66	16.20	444
2005	14.05	14.66	0
2004	12.28	14.05	0
2003	8.55	12.28	101
2002	10.22	8.55	0
2001*	10.08	10.22	0

*	Inception date of the subaccount was 5/1/01.
Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.14	13.17	4,528
2006	11.17	12.14	4,722
2005	10.55	11.17	7,324
2004	9.90	10.55	8,327
2003	8.85	9.90	5,730
2002	9.64	8.85	27,292
2001*	10.07	9.64	4,888

*	Inception date of the subaccount was 5/1/01.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
Janus Aspen Series: Janus Aspen Forty Portfolio (Institutional Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	7.19	9.68	231,580
2006	6.68	7.19	260,451
2005	6.02	6.68	285,624
2004	5.17	6.02	306,591
2003	4.36	5.17	351,304
2002	5.26	4.36	329,944
2001	6.83	5.26	291,666
2000*	9.30	6.83	51,770

*	Inception date of the subaccount was 4/7/00.
Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	10.50	12.57	12,331
2006	9.42	10.50	13,750
2005	8.55	9.42	16,893
2004	7.21	8.55	17,721
2003	5.44	7.21	20,027
2002	7.69	5.44	20,764
2001*	10.01	7.69	15,554

*	Inception date of the subaccount was 5/1/01.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

PIMCO Variable Insurance Trust: PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
(Administrative Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.87	13.12	32,928
2006	12.80	12.87	32,482
2005	12.37	12.80	33,941
2004	11.92	12.37	35,243
2003	11.85	11.92	35,533
2002	11.13	11.85	27,243
2001	10.52	11.13	15,740
2000*	10.13	10.52	726

*	Inception date of the subaccount was 6/7/00.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
PIMCO Variable Insurance Trust: PIMCO VIT Low Duration Portfolio (Administrative Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.02	12.69	54,615
2006	11.75	12.02	55,305
2005	11.82	11.75	58,223
2004	11.80	11.82	61,046
2003	11.72	11.80	60,313
2002	11.13	11.72	61,262
2001	10.51	11.13	42,174
2000*	9.97	10.51	4,101

*	Inception date of the subaccount was 5/15/00.
Principal Variable Contracts Funds, Inc.: PVC Equity Income Account (formerly, PVC Equity Income Account I) (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.44	16.98	24,692
2006	14.18	16.44	25,541
2005	13.11	14.18	28,375
2004	11.21	13.11	22,661
2003	8.79	11.21	16,114
2002	10.23	8.79	15,898
2001*	10.05	10.23	10,833

*	Inception date of the subaccount was 5/1/01.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Principal Variable Contracts Funds, Inc.: PVC MidCap Stock Account (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.66	15.06	13,415
2006	14.52	16.66	14,834
2005	13.05	14.52	18,379
2004	11.61	13.05	24,134
2003	9.26	11.61	24,291
2002	10.52	9.26	22,458
2001*	10.07	10.52	8,030

*	Inception date of the subaccount was 5/1/01.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
Principal Variable Contracts Funds, Inc.: PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) (Class 2 Shares)***

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007*	8.69	8.95	16,410
2006	8.29	8.69	19,035
2005	8.60	8.29	22,010
2004	8.37	8.60	28,235
2003	4.98	8.37	28,251
2002	9.59	4.98	33,573
2001**	10.17	9.59	7,441

*	Effective 1/5/07, pursuant to shareholder approval, WM Small Cap Growth Fund, a portfolio of WM Variable Trust, merged into the PVC SmallCap Growth Account, an existing portfolio of the Principal Variable Contracts Funds, Inc.

**	Inception date of the subaccount was 5/1/01.

***	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Principal Variable Contracts Funds, Inc.: PVC West Coast Equity Account (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.73	13.59	2,137
2006	11.58	12.73	2,026
2005*	10.05	11.58	1,581

*	Inception date of the subaccount was 5/2/05.

**	The subaccount that invests in this portfolio is closed to new investors. Please see “Subaccounts Closed to New Investors.

Principal Variable Contracts Funds, Inc.: PVC SAM Balanced Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	14.76	15.74	114,142
2006	13.60	14.76	116,895
2005	13.07	13.60	116,617
2004	12.10	13.07	116,255
2003	10.04	12.10	116,744
2002*	9.84	10.04	22,513

*	Inception date of the subaccount was 9/3/02.
Principal Variable Contracts Funds, Inc.: PVC SAM Conservative Balanced Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.56	14.32	27,577
2006	12.70	13.56	27,175
2005	12.37	12.70	27,033
2004	11.66	12.37	23,845
2003	10.14	11.66	16,293
2002*	9.90	10.14	10,400

*	Inception date of the subaccount was 9/3/02.

Both Optional Benefits Elected (the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit)
(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)
Principal Variable Contracts Funds, Inc.: PVC SAM Conservative Growth Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	15.89	17.04	112,706
2006	14.42	15.89	117,100
2005	13.74	14.42	135,356
2004	12.52	13.74	157,627
2003	9.91	12.52	139,327
2002*	9.75	9.91	8,342

*	Inception date of the subaccount was 9/3/02.
Principal Variable Contracts Funds, Inc.: PVC SAM Flexible Income Portfolio (Class 2 Shares)
(Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.65	13.17	8,941
2006	12.06	12.65	8,904
2005	11.89	12.06	8,333
2004	11.38	11.89	7,736
2003	10.23	11.38	5,131
2002*	9.97	10.23	2,958

*	Inception date of the subaccount was 9/3/02.
Principal Variable Contracts Funds, Inc.: PVC SAM Strategic Growth Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.66	17.91	36,957
2006	15.01	16.66	53,281
2005	14.20	15.01	67,193
2004	12.83	14.20	63,676
2003	9.82	12.83	66,868
2002*	9.68	9.82	12,346

*	Inception date of the subaccount was 9/3/02.

[Outside back cover page]
     The Statement of Additional Information (“SAI”) dated September 1, 2008 contains additional information about the Contract and the variable account. The Table of Contents for the SAI appears near the end of this prospectus. The SAI has been filed with the SEC and is incorporated by reference into this prospectus.
     You can obtain the SAI (at no cost) by writing to the Service Center at the address shown on the front cover or by calling 1-877-376-8008.
     The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Contract. More information about us and the Contract (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
     Farmers Financial Solutions, LLC (“FFS”) serves as the principal underwriter and distributor of the Contracts. You may obtain more information about FFS and its registered representatives at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from the Financial Industry Regulatory Authority, Inc. (“FINRA”), describing its Public Disclosure Program.

Statement of Additional Information
for the
Farmers Variable Annuity
Individual Flexible Premium Variable Annuity Contract
Issued Through
Farmers Annuity Separate Account A
Offered by
Farmers New World Life Insurance Company
3003 — 77th Avenue, S.E.
Mercer Island, Washington 98040
(206) 232-8400
Service Center:
P.O. Box 724208
Atlanta, Georgia 31139
Phone: 1-877-376-8008 (toll free)
8:00 a.m. to 6:00 p.m. Eastern Time
     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Farmers Variable Annuity, an individual flexible premium variable annuity contract, offered by Farmers New World Life Insurance Company. You may obtain a copy of the Prospectus for the Contract dated September 1, 2008 by calling 1-877-376-8008 or by writing to our Service Center at P.O. Box 724208, Atlanta, Georgia 31139.
     This Statement incorporates terms used in the current Prospectus for each Contract.
     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectuses for your Contract and the Portfolios.
     The date of this Statement of Additional Information is September 1, 2008.

1

Additional Contract Provisions
The Contract
     The entire contract consists of the Contract, the signed application attached at issue, any attached amendments and supplements to the application, and any attached riders and endorsements. In the absence of fraud, we consider all statements in the application to be representations and not warranties. We will not use any statement to contest a claim unless that statement is in an attached application or in an amendment or supplement to the application attached to the Contract.
     Any change in the Contract or waiver of its provisions must be in writing and signed by one of our officers. No other person – no agent or registered representative – has authority to change or waive any provision of the Contract.
     Upon notice to you, we may modify the Contract if necessary to:
•	permit the Contract or the variable account to comply with any applicable law or regulation that a governmental agency issues;

•	assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

•	effect a change in the operation of the variable account or to provide additional investment options.
     In the event of such modifications, we will make the appropriate endorsement to the Contract.
Incontestability
     We will not contest the Contract after the issue date.
Incorrect Age or Sex
     We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the annuity start date and the amount of the annuity payments by using the correct age and sex. After the annuity start date, any adjustment for underpayment will be paid immediately. Any adjustment for overpayment will be deducted from future payments. We will make adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.
Nonparticipation
     The Contract does not participate in our surplus earnings or profits. We will not pay dividends on the Contract.
Waiver of Surrender Charge Riders
     If available in the state where the Contract is issued, your Contract will include riders that will waive surrender charges on a single withdrawal if:
•	the annuitant is under age 75 at the time of withdrawal, the annuitant is confined in a hospital or skilled nursing facility continuously for at least 90 days and remains confined at the time of the surrender request, and the annuitant was not confined to a hospital or nursing facility within 6 months of the issue date.
•	the annuitant is diagnosed with a terminal illness after the Contract is issued and is expected to live for 12 months or less, the withdrawal is $250,000 or less, and the withdrawal occurs no sooner than one year after the rider is issued.
     There is no additional charge for the issuance of these waiver of surrender charge riders. These riders may not be available in all states.

2

Tax Status of the Contracts
     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
     Diversification Requirements. The Tax Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.
     Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying portfolio assets of the variable account may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is limited published guidance in this area and it does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying portfolio assets of the variable account.
     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Tax Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.
     The Non-Qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
     Other rules may apply to Qualified Contracts.
Calculation of Subaccount and Adjusted Historic Portfolio Performance Data
     We may advertise and disclose historic performance data for the subaccounts, including yields, standard annual total returns, and nonstandard measures of performance of the subaccounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.
Money Market Subaccount Yields
     Advertisements and sales literature may quote the current annualized yield of the Money Market subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.
     We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical subaccount under a Contract having a balance of one unit of the Money Market subaccount at the beginning of the period. We divide that net change in subaccount value by the value of the hypothetical subaccount at the beginning of the period to determine the base

3

period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market portfolio in which the hypothetical subaccount invests; and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical subaccount.
     These charges and deductions include the per unit charges for the records maintenance charge, the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit records maintenance charge based on the $30 records maintenance charge.
     We calculate the current yield by the following formula:
     Current Yield = ((NCS — ES)/UV) X (365/7)
     Where:

NCS	=	the net change in the value of the Money Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

ES	=	per unit charges deducted from the hypothetical subaccount for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.
     The current yield for the 7-day period ended December 31, 2007 for the DWS Money Market subaccount was 2.8500%.
     We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.
     Effective Yield = (1 + ((NCS-ES)/UV))365/7 — 1
     Where:

NCS	=	the net change in the value of the Money Market portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

ES	=	per unit charges deducted from the hypothetical subaccount for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.
     The Money Market subaccount yield is lower than the Money Market portfolio’s yield because of the charges and deductions that the Contract imposes.
     The current and effective yields on amounts held in the Money Market subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio’s operating expenses. We may also present yields on amounts held in the Money Market subaccount for periods other than a seven-day period.
     Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

4

Other Subaccount Yields
     Sales literature or advertisements may quote the current annualized yield of one or more of the subaccounts (except the Money Market subaccount) under the Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income that the subaccount generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.
     We compute the annualized 30-day yield by:
dividing the net investment income of the portfolio attributable to the subaccount units, less subaccount expenses attributable to the Contract for the period, by the maximum offering price per unit on the last day of the period;
multiplying the result by the daily average number of units outstanding for the period;
compounding that yield for a 6-month period; and
multiplying the result by 2.
     Expenses of the subaccount include the records maintenance charge, the asset-based administration charge and the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit). The yield calculation assumes that we deduct the records maintenance charge at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we divide an average records maintenance charge collected by the average Contract Value in the subaccount to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:
     Yield    =       2 X ((((NI — ES)/(U X UV)) + 1)6 — 1)
     Where:

NI	=	net income of the portfolio for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	charges deducted from the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.
     The yield for the subaccount is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.
     The yield on the amounts held in the subaccounts normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding subaccount’s actual yield.
     Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.
Average Annual Total Returns for the Subaccounts
     Sales literature or advertisements may quote average annual total returns for one or more of the subaccounts for various periods of time. If we advertise total return for the Money Market subaccount, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.
     When a subaccount has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.
     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period’s ending date for which we provide total return quotations will be for the

5

most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.
     We calculate the standard average annual total returns using subaccount unit values that we calculate on each business day based on the performance of the subaccount’s underlying portfolio, the deductions for the mortality and expense risk charge for the standard death benefit (and in some cases, the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit), the asset-based administration charge and the records maintenance charge. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.
     We calculate the standard total return by the following formula:

TR	=	((ERV/P)1/N) — 1
     Where:

TR	=	the average annual total return net of subaccount recurring charges.

ERV	=	the ending redeemable value (minus any applicable Surrender Charge and records maintenance charge) of the hypothetical subaccount at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.
Non-Standard Subaccount Total Returns
     Sales literature or advertisements may quote average annual total returns for the subaccounts that do not reflect any Surrender Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical subaccount for the period with an ending value for the period that does not take into account any Surrender Charges.
     We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

CTR	=	(ERV/P) — 1
     Where:

CTR	=	the cumulative total return net of subaccount recurring charges for the period.

ERV	=	the ending redeemable value of the hypothetical investment at the end of the period.

P	=	a hypothetical single payment of $1,000.
Adjusted Historic Portfolio Performance Data
     Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.
     We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.
Effect of the Records Maintenance Charge on Performance Data
     The Contract provides for the deduction of a $30.00 records maintenance charge at the end of each Contract year from the fixed account and the subaccounts. We will waive this charge if your Contract Value is $50,000 or more on the date the charge is assessed. We deduct the charge from each account based on the proportion that the value of each such account bears to the total Contract Value. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

6

Historic Performance Data
General Limitations
     The funds have provided the portfolios’ performance data. We derive the subaccount performance data from the data that the funds provide. In preparing the tables below, we relied on the funds’ data. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.
Tables of Subaccount Performance Figures
     The tables below set out the adjusted historic total returns for the subaccounts for various periods as of December 31, 2007. The following charts show the historical performance data for the subaccounts since each subaccount started operations. These figures are not an indication of future performance of the subaccounts. Some of the figures reflect the voluntary waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.
Table 1
Standard Subaccount Total Return As Of December 31, 2007 1
Surrender Charges Deducted
(Assumes Contract Is Surrendered or Annuitized)
Average Annual Total Return2
With Standard Death Benefit
(Total Variable Account Annual Expenses: 1.15%)

				10	Life of
	Subaccount	1 Year	5 Year	Year	Subaccount
Subaccount	Start Date	(%)	(%)	(%)	(%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth Portfolio)3, [17]	5/1/01	-1.99	6.32	N/A	1.86
Dreyfus Variable Investment Fund (Service Class Shares)
Developing Leaders Portfolio	5/1/01	-17.58	5.20	N/A	-0.01
Quality Bond Portfolio [7]	5/1/01	-4.01	1.43	N/A	2.53
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)	5/1/01	-0.11	8.09	N/A	-2.18
DWS Variable Series I (Class A Shares)
DWS Bond VIP	5/15/00	-3.20	2.37	N/A	4.62
DWS Global Opportunities VIP	5/1/01	1.59	21.85	N/A	9.15
DWS Growth and Income VIP [8]	4/7/00	-5.82	9.34	N/A	0.03
DWS International VIP	4/7/00	6.60	18.18	N/A	0.55
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	4/7/00	-8.82	11.69	N/A	8.44
DWS Government & Agency Securities VIP	4/7/00	-1.55	1.71	N/A	4.11
DWS High Income VIP	6/7/00	-6.20	8.23	N/A	4.70
DWS Money Market VIP[4]	6/7/00	-2.45	0.78	N/A	1.73
DWS Small Cap Growth VIP [9]	4/7/00	-1.32	10.13	N/A	-7.15
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)
Fidelity VIP Growth Portfolio	5/1/01	18.75	12.52	N/A	1.21
Fidelity VIP Index 500 Portfolio	5/1/01	-2.12	10.65	N/A	2.23
Fidelity VIP Mid Cap Portfolio	5/1/01	7.49	19.69	N/A	13.05
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2010 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2015 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2020 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2025 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2030 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom Income Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 50% Portfolio	9/01/08	N/A	N/A	N/A	N/A

7

Table 1
Standard Subaccount Total Return As Of December 31, 20071
Surrender Charges Deducted
(Assumes Contract Is Surrendered or Annuitized)
Average Annual Total Return2
With Standard Death Benefit
(Total Variable Account Annual Expenses: 1.15%)

				10	Life of
	Subaccount	1 Year	5 Year	Year	Subaccount
Subaccount	Start Date	(%)	(%)	(%)	(%)
Fidelity VIP FundsManager 70% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Small-Mid Cap Growth Securities Fund	5/1/01	3.37	12.24	N/A	2.38
Franklin Small Cap Value Securities Fund	5/1/05	-9.30	N/A	N/A	8.99
Templeton Developing Markets Securities Fund [10]	8/4/00	20.64	30.12	N/A	14.98
Templeton Global Asset Allocation Fund	5/1/01	2.23	14.17	N/A	8.12
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [11]	5/1/01	2.34	8.75	N/A	0.14
Goldman Sachs Structured Small Cap Equity Fund	5/1/01	-22.42	9.12	N/A	4.41
Goldman Sachs Mid Cap Value Fund[5]	5/1/01	-4.11	15.03	N/A	11.22
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)	5/1/01	2.48	8.11	N/A	4.25
Janus Aspen Forty Portfolio (Institutional Shares)	4/7/00	28.75	17.33	N/A	0.89
Janus Aspen Mid Cap Growth Portfolio (Service Shares) [12]	5/1/01	13.68	18.31	N/A	3.61
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	6/7/00	-3.72	1.73	N/A	3.86
PIMCO VIT Low Duration Portfolio	5/15/00	-0.24	1.26	N/A	3.59
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I) [13]	5/1/01	-2.43	14.07	N/A	8.40
PVC MidCap Stock Account [14]	5/1/01	-14.62	10.11	N/A	6.40
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) [15]	5/1/01	-2.76	12.40	N/A	-1.81
PVC West Coast Equity Account [16]	5/1/05	0.78	N/A	N/A	11.10
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	9/3/02	0.72	9.28	N/A	9.25
PVC SAM Conservative Balanced Portfolio	9/3/02	-0.26	6.95	N/A	7.16
PVC SAM Conservative Growth Portfolio	9/3/02	1.32	11.37	N/A	11.11
PVC SAM Flexible Income Portfolio	9/3/02	-1.64	4.94	N/A	5.32
PVC SAM Strategic Growth Portfolio	9/3/02	1.60	12.73	N/A	12.33
Standard Subaccount Total Return as of December 31, 20071
With Either Guaranteed Minimum Death Benefit or Guaranteed Retirement Income Benefit6
(Total Variable Account Annual Expenses: 1.40%)

				10	Life of
	Subaccount	1 Year	5 Year	Year	Subaccount
Subaccount	Start Date	(%)	(%)	(%)	(%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth Portfolio) [3] [17]	5/1/01	-2.24	6.05	N/A	1.60
Dreyfus Variable Investment Fund (Service Class Shares)
Developing Leaders Portfolio	5/1/01	-17.79	4.94	N/A	-0.25
Quality Bond Portfolio [7]	5/1/01	-4.25	1.18	N/A	2.27
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)	5/1/01	-0.36	7.81	N/A	-2.42
DWS Variable Series I (Class A Shares)
DWS Bond VIP	5/15/00	-3.44	2.11	N/A	4.36
DWS Global Opportunities VIP	5/1/01	1.34	21.55	N/A	8.88
DWS Growth and Income VIP [8]	4/7/00	-6.06	9.06	N/A	-0.22

8

Standard Subaccount Total Return as of December 31, 20071
With Either Guaranteed Minimum Death Benefit or Guaranteed Retirement Income Benefit6
(Total Variable Account Annual Expenses: 1.40%)

				10	Life of
	Subaccount	1 Year	5 Year	Year	Subaccount
Subaccount	Start Date	(%)	(%)	(%)	(%)
DWS International VIP	4/7/00	6.32	17.88	N/A	0.30
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	4/7/00	-9.05	11.41	N/A	8.17
DWS Government & Agency Securities VIP	4/7/00	-1.79	1.45	N/A	3.85
DWS High Income VIP	6/7/00	-6.43	7.96	N/A	4.44
DWS Money Market VIP [4]	6/7/00	-2.69	0.53	N/A	1.48
DWS Small Cap Growth VIP [9]	4/7/00	-1.56	9.85	N/A	-7.38
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)
Fidelity VIP Growth Portfolio	5/1/01	18.44	12.24	N/A	0.96
Fidelity VIP Index 500 Portfolio	5/1/01	-2.36	10.37	N/A	1.97
Fidelity VIP Mid Cap Portfolio	5/1/01	7.21	19.39	N/A	12.77
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2010 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2015 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2020 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2025 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2030 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom Income Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 50% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 70% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Small-Mid Cap Growth Securities Fund	5/1/01	3.11	11.96	N/A	8.71
Franklin Small Cap Value Securities Fund	5/1/05	-9.53	N/A	N/A	2.13
Templeton Developing Markets Securities Fund [10]	8/4/00	20.32	29.80	N/A	8.71
Templeton Global Asset Allocation Fund	5/1/01	1.97	13.88	N/A	14.70
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [11]	5/1/01	2.08	8.47	N/A	-0.11
Goldman Sachs Structured Small Cap Equity Fund	5/1/01	-22.62	8.84	N/A	4.15
Goldman Sachs Mid Cap Value Fund[5]	5/1/01	-4.35	14.75	N/A	10.94
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)	5/1/01	2.23	7.84	N/A	3.99
Janus Aspen Forty Portfolio (Institutional Shares)	4/7/00	28.42	17.04	N/A	0.64
Janus Aspen Mid Cap Growth Portfolio (Service Shares) [12]	5/1/01	13.38	18.01	N/A	3.35
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	6/7/00	-3.95	1.47	N/A	3.60
PIMCO VIT Low Duration Portfolio	5/15/00	-0.49	1.01	N/A	3.33
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I) [13]	5/1/01	-2.68	13.78	N/A	8.13
PVC MidCap Stock Account [14]	5/1/01	-14.83	9.83	N/A	6.13
PVC SmallCap Growth Account II (formerly, SmallCap Growth Account) [15]	5/1/01	-3.00	12.11	N/A	-2.06
PVC West Coast Equity Account [16]	5/1/05	0.53	N/A	N/A	10.82
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	9/3/02	0.47	9.00	N/A	8.97
PVC SAM Conservative Balanced Portfolio	9/3/02	-0.51	6.68	N/A	6.89
PVC SAM Conservative Growth Portfolio	9/3/02	1.07	11.08	N/A	10.83
PVC SAM Flexible Income Portfolio	9/3/02	-1.88	4.67	N/A	5.05
PVC SAM Strategic Growth Portfolio	9/3/02	1.35	12.45	N/A	12.05

9

Standard Subaccount Total Return as of December 31, 20071
With Both Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit6
(Total Variable Account Annual Expenses: 1.65%)

				10	Life of
	Subaccount	1 Year	5 Year	Year	Subaccount
Subaccount	Start Date	(%)	(%)	(%)	(%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth Portfolio)[3] [17]	5/1/01	-2.48	5.78	N/A	1.35
Dreyfus Variable Investment Fund (Service Class Shares)
Developing Leaders Portfolio	5/1/01	-17.99	4.67	N/A	-0.50
Quality Bond Portfolio [7]	5/1/01	-4.49	0.93	N/A	2.02
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)	5/1/01	-0.61	7.54	N/A	-2.66
DWS Variable Series I (Class A Shares)
DWS Bond VIP	5/15/00	-3.68	1.85	N/A	4.10
DWS Global Opportunities VIP	5/1/01	1.09	21.24	N/A	8.61
DWS Growth and Income VIP [8]	4/7/00	-6.29	8.79	N/A	-0.46
DWS International VIP	4/7/00	6.04	17.58	N/A	0.06
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	4/7/00	-9.27	11.13	N/A	7.91
DWS Government & Agency Securities VIP	4/7/00	-2.04	1.20	N/A	3.60
DWS High Income VIP	6/7/00	-6.66	7.69	N/A	4.18
DWS Money Market VIP[4]	6/7/00	-2.93	0.28	N/A	1.23
DWS Small Cap Growth VIP [9]	4/7/00	-1.81	9.58	N/A	-7.61
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)
Fidelity VIP Growth Portfolio	5/1/01	18.13	11.95	N/A	0.71
Fidelity VIP Index 500 Portfolio	5/1/01	-2.60	10.09	N/A	1.72
Fidelity VIP Mid Cap Portfolio	5/1/01	6.93	19.09	N/A	12.49
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2010 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2015 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2020 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2025 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2030 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom Income Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 50% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 70% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Small-Mid Cap Growth Securities Fund	5/1/01	2.86	11.68	N/A	1.87
Franklin Small Cap Value Securities Fund	5/1/05	0.28	N/A	N/A	8.43
Templeton Developing Markets Securities Fund [10]	8/4/00	20.01	29.47	N/A	14.42
Templeton Global Asset Allocation Fund	5/1/01	1.72	13.60	N/A	7.58
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [11]	5/1/01	1.83	8.20	N/A	-0.35
Goldman Sachs Structured Small Cap Equity Fund	5/1/01	-22.81	8.57	N/A	3.89
Goldman Sachs Mid Cap Value Fund[5]	5/1/01	-4.58	14.46	N/A	10.66
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)	5/1/01	1.98	7.57	N/A	3.73
Janus Aspen Forty Portfolio (Institutional Shares)	4/7/00	28.08	16.75	N/A	0.40
Janus Aspen Mid Cap Growth Portfolio (Service Shares) [12]	5/1/01	13.08	17.72	N/A	3.09
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	6/7/00	-4.19	1.21	N/A	3.34
PIMCO VIT Low Duration Portfolio	5/15/00	-0.73	0.76	N/A	3.08
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I) [13]	5/1/01	-2.92	13.50	N/A	7.86
PVC MidCap Stock Account [14]	5/1/01	-15.04	9.55	N/A	5.87

10

Standard Subaccount Total Return as of December 31, 20071
With Both Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit6
(Total Variable Account Annual Expenses: 1.65%)

				10	Life of
	Subaccount	1 Year	5 Year	Year	Subaccount
Subaccount	Start Date	(%)	(%)	(%)	(%)
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account II) [15]	5/1/01	-3.24	11.83	N/A	-2.30
PVC West Coast Equity Account [16]	5/1/05	0.28	N/A	N/A	10.53
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	9/3/02	0.22	8.73	N/A	8.70
PVC SAM Conservative Balanced Portfolio	9/3/02	-0.75	6.41	N/A	6.62
PVC SAM Conservative Growth Portfolio	9/3/02	0.82	10.80	N/A	10.56
PVC SAM Flexible Income Portfolio	9/3/02	-2.13	4.41	N/A	4.79
PVC SAM Strategic Growth Portfolio	9/3/02	1.10	12.16	N/A	11.77

[1]	Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.08% based on an average account value of $36,119 on 12/31/07. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

[2]	Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

[3]	Effective after the close of business on September 26, 2007, pursuant to shareholder approval, the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio was merged into the existing Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio.

[4]	An investment in the DWS Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the DWS Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the DWS Money Market VIP than its total return.

[5]	As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.

[6]	We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

[7]	As of September 1, 2008, the Dreyfus Quality Bond Portfolio is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Dreyfus Quality Bond Portfolio.

[8]	As of September 1, 2008, the DWS Growth & Income VIP fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the DWS Growth & Income VIP fund.

[9]	As of September 1, 2008, the DWS Small Cap Growth VIP fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the DWS Small Cap Growth VIP fund.

[10]	As of September 1, 2008, the Templeton Developing Markets Securities Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Templeton Developing Markets Securities Fund.

[11]	As of September 1, 2008, the Goldman Sachs Capital Growth Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Goldman Sachs Capital Growth Fund.

[12]	As of September 1, 2008, the Janus Aspen Mid Cap Growth Portfolio (Service Shares) is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Janus Aspen Mid Cap Growth Portfolio (Service Shares).

[13]	As of September 1, 2008, the Principal Equity Income Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Equity Income Account 1.

[14]	As of September 1, 2008, the Principal Mid Cap Stock Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Mid Cap Stock Account.

[15]	As of September 1, 2008, the Principal Small Cap Growth Account II is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Small Cap Growth Account.

[16]	As of September 1, 2008, the Principal West Coast Equity Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal West Coast Equity Account.

[17]	As of September 1, 2008, the Calvert Social Mid Cap Growth Portfolio is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Calvert Social Mid Cap Growth Portfolio.

11

Table 2
Non-Standard Subaccount Total Return As Of December 31, 20071
Surrender Charges Not Deducted
(Assumes Contract Is Not Surrendered or Annuitized)
Average Annual Total Return2
With Standard Death Benefit
(Total Variable Account Annual Expenses: 1.15%)

				10	Life of
	Subaccount Start	1 Year	5 Year	Year	Subaccount
Subaccount	Date	(%)	(%)	(%)	(%)
Calvert Variable Series, Inc.
Social Mid Growth Cap Portfolio (formerly, Social Small Cap Growth Portfolio)[3] [17]	5/1/01	4.14	6.92	N/A	2.12
Dreyfus Variable Investment Fund (Service Class Shares)
Developing Leaders Portfolio	5/1/01	-12.43	5.82	N/A	0.26
Quality Bond Portfolio [7]	5/1/01	1.99	2.15	N/A	2.78
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)	5/1/01	6.13	8.65	N/A	-1.91
DWS Variable Series I (Class A Shares)
DWS Bond VIP	5/15/00	2.85	3.06	N/A	4.62
DWS Global Opportunities VIP	5/1/01	7.95	22.20	N/A	9.33
DWS Growth and Income VIP [8]	4/7/00	0.07	9.87	N/A	0.03
DWS International VIP	4/7/00	13.15	18.57	N/A	0.55
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	4/7/00	-3.12	12.18	N/A	8.44
DWS Government & Agency Securities VIP	4/7/00	4.61	2.42	N/A	4.11
DWS High Income VIP	6/7/00	-0.33	8.79	N/A	4.70
DWS Money Market VIP[4]	6/7/00	3.65	1.49	N/A	1.73
DWS Small Cap Growth VIP [9]	4/7/00	4.86	10.65	N/A	-7.15
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)
Fidelity VIP Growth Portfolio	5/1/01	25.29	13.00	N/A	1.48
Fidelity VIP Index 500 Portfolio	5/1/01	4.00	11.16	N/A	2.49
Fidelity VIP Mid Cap Portfolio	5/1/01	14.04	20.07	N/A	13.19
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2010 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2015 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2020 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2025 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2030 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom Income Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 50% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 70% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Small-Mid Cap Growth Securities Fund	5/1/01	9.84	12.72	N/A	2.64
Franklin Small Cap Value Securities Fund	5/1/05	-3.63	N/A	N/A	10.52
Templeton Developing Markets Securities Fund [10]	8/4/00	27.18	30.39	N/A	14.98
Templeton Global Asset Allocation Fund	5/1/01	8.62	14.62	N/A	8.31
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [11]	5/1/01	8.74	9.29	N/A	0.41
Goldman Sachs Structured Small Cap Equity Fund	5/1/01	-17.57	9.66	N/A	4.64
Goldman Sachs Mid Cap Value Fund[5]	5/1/01	1.89	15.47	N/A	11.38
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)	5/1/01	8.90	8.67	N/A	4.48
Janus Aspen Forty Portfolio (Institutional Shares)	4/7/00	35.29	17.74	N/A	0.89
Janus Aspen Mid Cap Growth Portfolio (Service Shares) [12]	5/1/01	20.22	18.70	N/A	3.85
PIMCO Variable Insurance Trust (Administrative Class Shares)

12

Table 2
Non-Standard Subaccount Total Return As Of December 31, 20071
Surrender Charges Not Deducted
(Assumes Contract Is Not Surrendered or Annuitized)
Average Annual Total Return2
With Standard Death Benefit
(Total Variable Account Annual Expenses: 1.15%)

				10	Life of
	Subaccount Start	1 Year	5 Year	Year	Subaccount
Subaccount	Date	(%)	(%)	(%)	(%)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	6/7/00	2.31	2.43	N/A	3.86
PIMCO VIT Low Duration Portfolio	5/15/00	6.00	1.98	N/A	3.59
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I) [13]	5/1/01	3.67	14.52	N/A	8.59
PVC MidCap Stock Account [14]	5/1/01	-9.28	10.62	N/A	6.60
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) [15]	5/1/01	3.33	12.87	N/A	-1.55
PVC West Coast Equity Account [16]	5/1/05	7.09	N/A	N/A	12.58
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	9/3/02	7.02	9.81	N/A	9.62
PVC SAM Conservative Balanced Portfolio	9/3/02	5.98	7.53	N/A	7.56
PVC SAM Conservative Growth Portfolio	9/3/02	7.66	11.86	N/A	11.46
PVC SAM Flexible Income Portfolio	9/3/02	4.52	5.57	N/A	5.75
PVC SAM Strategic Growth Portfolio	9/3/02	7.96	13.20	N/A	12.66
Non-Standard Subaccount Total Return as of December 31, 20071
With Either Guaranteed Minimum Death Benefit or Guaranteed Retirement Income Benefit6
(Total Variable Account Annual Expenses: 1.40%)

				10	Life of
	Subaccount	1 Year	5 Year	Year	Subaccount
Subaccount	Start Date	(%)	(%)	(%)	(%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth Portfolio)[3] [17]	5/1/01	3.88	6.65	N/A	1.87
Dreyfus Variable Investment Fund (Service Class Shares)
Developing Leaders Portfolio	5/1/01	-12.64	5.56	N/A	0.01
Quality Bond Portfolio [7]	5/1/01	1.74	1.90	N/A	2.53
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)	5/1/01	5.87	8.38	N/A	-2.16
DWS Variable Series I (Class A Shares)
DWS Bond VIP	5/15/00	2.60	2.81	N/A	4.36
DWS Global Opportunities VIP	5/1/01	7.68	21.90	N/A	9.06
DWS Growth and Income VIP [8]	4/7/00	-0.18	9.60	N/A	-0.22
DWS International VIP	4/7/00	12.86	18.28	N/A	0.30
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	4/7/00	-3.36	11.90	N/A	8.17
DWS Government & Agency Securities VIP	4/7/00	4.35	2.17	N/A	3.85
DWS High Income VIP	6/7/00	-0.58	8.52	N/A	4.44
DWS Money Market VIP [4]	6/7/00	3.40	1.24	N/A	1.48
DWS Small Cap Growth VIP [9]	4/7/00	4.60	10.38	N/A	-7.38
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)
Fidelity VIP Growth Portfolio	5/1/01	24.98	12.72	N/A	1.23
Fidelity VIP Index 500 Portfolio	5/1/01	3.75	10.89	N/A	2.24
Fidelity VIP Mid Cap Portfolio	5/1/01	13.75	19.77	N/A	12.91
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2010 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2015 Portfolio	9/01/08	N/A	N/A	N/A	N/A

13

Non-Standard Subaccount Total Return as of December 31, 20071
With Either Guaranteed Minimum Death Benefit or Guaranteed Retirement Income Benefit6
(Total Variable Account Annual Expenses: 1.40%)

				10	Life of
	Subaccount	1 Year	5 Year	Year	Subaccount
Subaccount	Start Date	(%)	(%)	(%)	(%)
Fidelity VIP Freedom 2020 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2025 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2030 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom Income Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 50% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 70% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Small-Mid Cap Growth Securities Fund	5/1/01	9.57	12.44	N/A	2.39
Franklin Small Cap Value Securities Fund	5/1/05	-3.87	N/A	N/A	10.24
Templeton Developing Markets Securities Fund [10]	8/4/00	26.87	30.07	N/A	14.70
Templeton Global Asset Allocation Fund	5/1/01	8.35	14.34	N/A	8.04
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [11]	5/1/01	8.47	9.02	N/A	0.16
Goldman Sachs Structured Small Cap Equity Fund	5/1/01	-17.77	9.39	N/A	4.38
Goldman Sachs Mid Cap Value Fund[5]	5/1/01	1.64	15.19	N/A	11.10
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)	5/1/01	8.62	8.40	N/A	4.22
Janus Aspen Forty Portfolio (Institutional Shares)	4/7/00	34.96	17.45	N/A	0.64
Janus Aspen Mid Cap Growth Portfolio (Service Shares) [12]	5/1/01	19.92	18.41	N/A	3.59
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	6/7/00	2.05	2.18	N/A	3.60
PIMCO VIT Low Duration Portfolio	5/15/00	5.74	1.72	N/A	3.33
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I)	5/1/01	3.41	14.24	N/A	8.32
[13] PVC MidCap Stock Account [14]	5/1/01	-9.51	10.35	N/A	6.34
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth	5/1/01	3.07	12.59	N/A	-1.79
Account) [15] PVC West Coast Equity Account [16]	5/1/05	6.82	N/A	N/A	12.30
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	9/3/02	6.76	9.54	N/A	9.35
PVC SAM Conservative Balanced Portfolio	9/3/02	5.72	7.27	N/A	7.29
PVC SAM Conservative Growth Portfolio	9/3/02	7.39	11.58	N/A	11.18
PVC SAM Flexible Income Portfolio	9/3/02	4.26	5.31	N/A	5.49
PVC SAM Strategic Growth Portfolio	9/3/02	7.69	12.92	N/A	12.38
Non-Standard Subaccount Total Returns as of December 31, 20071
With Both Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit6
(Total Variable Account Annual Expenses: 1.65%)

				10	Life of
	Subaccount Start	1 Year	5 Year	Year	Subaccount
Subaccount	Date	(%)	(%)	(%)	(%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth Portfolio)[3] [17]	5/1/01	3.62	6.39	N/A	1.62
Dreyfus Variable Investment Fund (Service Class Shares)
Developing Leaders Portfolio	5/1/01	-12.86	5.30	N/A	-0.23
Quality Bond Portfolio [7]	5/1/01	1.49	1.64	N/A	2.28
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)	5/1/01	5.61	8.11	N/A	-2.40

14

Non-Standard Subaccount Total Returns as of December 31, 20071
With Both Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit6
(Total Variable Account Annual Expenses: 1.65%)

				10	Life of
	Subaccount Start	1 Year	5 Year	Year	Subaccount
Subaccount	Date	(%)	(%)	(%)	(%)
DWS Variable Series I (Class A Shares)
DWS Bond VIP	5/15/00	2.34	2.56	N/A	4.10
DWS Global Opportunities VIP	5/1/01	7.41	21.60	N/A	8.79
DWS Growth and Income VIP [8]	4/7/00	-0.43	9.33	N/A	-0.46
DWS International VIP	4/7/00	12.59	17.98	N/A	0.06
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	4/7/00	-3.60	11.63	N/A	7.91
DWS Government & Agency Securities VIP	4/7/00	4.09	1.91	N/A	3.60
DWS High Income VIP	6/7/00	-0.82	8.25	N/A	4.18
DWS Money Market VIP [4]	6/7/00	3.14	0.99	N/A	1.23
DWS Small Cap Growth VIP [9]	4/7/00	4.34	10.10	N/A	-7.61
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)
Fidelity VIP Growth Portfolio	5/1/01	24.67	12.44	N/A	0.98
Fidelity VIP Index 500 Portfolio	5/1/01	3.49	10.61	N/A	1.98
Fidelity VIP Mid Cap Portfolio	5/1/01	13.47	19.47	N/A	12.64
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2010 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2015 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2020 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2025 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom 2030 Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP Freedom Income Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 50% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 70% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	9/01/08	N/A	N/A	N/A	N/A
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Small-Mid Cap Growth Securities Fund	5/1/01	9.29	12.17	N/A	2.13
Franklin Small Cap Value Securities Fund	5/1/05	-4.11	N/A	N/A	9.97
Templeton Developing Markets Securities Fund [10]	8/4/00	26.55	29.75	N/A	14.42
Templeton Global Asset Allocation Fund	5/1/01	8.08	14.05	N/A	7.77
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [11]	5/1/01	8.20	8.76	N/A	-0.09
Goldman Sachs Structured Small Cap Equity Fund	5/1/01	-17.98	9.12	N/A	4.12
Goldman Sachs Mid Cap Value Fund[5]	5/1/01	1.39	14.90	N/A	10.83
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)	5/1/01	8.36	8.14	N/A	3.97
Janus Aspen Forty Portfolio (Institutional Shares)	4/7/00	34.63	17.16	N/A	0.40
Janus Aspen Mid Cap Growth Portfolio (Service Shares) [12]	5/1/01	19.62	18.11	N/A	3.34
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	6/7/00	1.80	1.93	N/A	3.34
PIMCO VIT Low Duration Portfolio	5/15/00	5.48	1.47	N/A	3.08
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account	5/1/01	3.16	13.96	N/A	8.05
I) [13] PVC MidCap Stock Account [14]	5/1/01	-9.73	10.08	N/A	6.08
PVC SmallCap Growth Account II formerly, PVC SmallCap Growth	5/1/01	2.81	12.32	N/A	-2.04
Account) [15] PVC West Coast Equity Account [16]	5/1/05	6.56	N/A	N/A	12.03
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	9/3/02	6.49	9.27	N/A	9.08
PVC SAM Conservative Balanced Portfolio	9/3/02	5.46	7.00	N/A	7.03
PVC SAM Conservative Growth Portfolio	9/3/02	7.13	11.31	N/A	10.91

15

Non-Standard Subaccount Total Returns as of December 31, 20071
With Both Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit6
(Total Variable Account Annual Expenses: 1.65%)

				10	Life of
	Subaccount Start	1 Year	5 Year	Year	Subaccount
Subaccount	Date	(%)	(%)	(%)	(%)
PVC SAM Flexible Income Portfolio	9/3/02	4.00	5.05	N/A	5.23
PVC SAM Strategic Growth Portfolio	9/3/02	7.42	12.64	N/A	12.10

[1]	Non-Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, but (4) not any Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.08 % based on an average account value of $36,119 on 12/31/07. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

[2]	Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

[3]	Effective after the close of business on September 26, 2007, pursuant to shareholder approval, the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio was merged into the existing Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio.

[4]	An investment in the DWS Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the DWS Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the DWS Money Market VIP than its total return.

[5]	As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.

[6]	We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

[7]	As of September 1, 2008, the Dreyfus Quality Bond Portfolio is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Dreyfus Quality Bond Portfolio.

[8]	As of September 1, 2008, the DWS Growth & Income VIP fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the DWS Growth & Income VIP fund.

[9]	As of September 1, 2008, the DWS Small Cap Growth VIP fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the DWS Small Cap Growth VIP fund.

[10]	As of September 1, 2008, the Templeton Developing Markets Securities Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Templeton Developing Markets Securities Fund.

[11]	As of September 1, 2008, the Goldman Sachs Capital Growth Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Goldman Sachs Capital Growth Fund.

[12]	As of September 1, 2008, the Janus Aspen Mid Cap Growth Portfolio (Service Shares) is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Janus Aspen Mid Cap Growth Portfolio (Service Shares).

[13]	As of September 1, 2008, the Principal Equity Income Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Equity Income Account 1.

[14]	As of September 1, 2008, the Principal Mid Cap Stock Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Mid Cap Stock Account.

[15]	As of September 1, 2008, the Principal Small Cap Growth Account II is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Small Cap Growth Account.

[16]	As of September 1, 2008, the Principal West Coast Equity Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal West Coast Equity Account.

[17]	As of September 1, 2008, the Calvert Social Mid Cap Growth Portfolio is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Calvert Social Mid Cap Growth Portfolio.
Time Periods Before The Date The Variable Account Commenced Operations
     The variable account may also disclose non-standardized total return for time periods before the variable account commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

16

Tables Of Adjusted Historic Total Return Quotations
     The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2007. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.
Table 1
Adjusted Historic Portfolio Total Return As Of December 31, 2007
Surrender Charges Deducted
(Assumes Contract Is Surrendered or Annuitized)
Average Annual Total Return2
With Standard Death Benefit
(Total Variable Account Annual Expenses:1.15%)

				10	Life of
	Portfolio Start	1 Year	5 Year	Year	Portfolio
Portfolio	Date	(%)	(%)	(%)	(%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth	3/15/95	2.36	9.28	3.86	5.90
Portfolio)3 22 Dreyfus Variable Investment Fund (Service Class Shares)[4]
Developing Leaders Portfolio	8/31/90	-17.58	5.20	2.30	18.22
Quality Bond Portfolio [12]	8/31/90	-4.01	1.43	3.36	4.99
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class	10/7/93	-0.11	8.09	1.43	5.56
Shares)[4] DWS Variable Series I (Class A Shares)
DWS Bond VIP	7/16/85	-3.20	2.37	3.78	5.36
DWS Global Opportunities VIP	5/1/96	1.59	21.85	10.94	8.23
DWS Growth and Income VIP [13]	5/2/94	-5.82	9.34	1.29	5.68
DWS International VIP	5/1/87	6.60	18.18	5.92	5.47
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	5/4/98	-8.82	11.69	N/A	4.03
DWS Government & Agency Securities VIP	9/3/87	-1.55	1.71	3.92	4.87
DWS High Income VIP	4/6/82	-6.20	8.23	3.30	8.22
DWS Money Market VIP[5]	7/16/85	-2.45	0.78	2.27	3.07
DWS Small Cap Growth VIP [14]	5/2/94	-1.32	10.13	0.46	5.70
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)[6]
Fidelity VIP Growth Portfolio	10/9/86	18.75	12.52	5.37	8.41
Fidelity VIP Index 500 Portfolio	8/27/92	-2.12	10.65	4.16	7.65
Fidelity VIP Mid Cap Portfolio	12/28/98	7.49	19.69	N/A	14.31
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	04/30/05	1.75	N/A	N/A	7.05
Fidelity VIP Freedom 2010 Portfolio	04/30/05	1.63	N/A	N/A	7.20
Fidelity VIP Freedom 2015 Portfolio	04/30/05	2.29	N/A	N/A	8.66
Fidelity VIP Freedom 2020 Portfolio	04/30/05	3.30	N/A	N/A	9.89
Fidelity VIP Freedom 2025 Portfolio	04/30/05	3.92	N/A	N/A	10.67
Fidelity VIP Freedom 2030 Portfolio	04/30/05	4.49	N/A	N/A	11.62
Fidelity VIP Freedom Income Portfolio	04/30/05	-1.60	N/A	N/A	3.33
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	04/13/06	-1.55	N/A	N/A	2.03
Fidelity VIP FundsManager 50% Portfolio	04/13/06	-0.66	N/A	N/A	3.65
Fidelity VIP FundsManager 70% Portfolio	08/22/07	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	04/13/06	0.68	N/A	N/A	5.64
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)[7]
Franklin Small-Mid Cap Growth Securities Fund	11/1/95	3.37	12.24	5.48	6.57
Franklin Small Cap Value Securities Fund	5/1/98	-9.30	13.00	N/A	5.11
Templeton Developing Markets Securities Fund [15]	3/4/96	20.64	30.12	10.31	0.62
Templeton Global Asset Allocation Fund	8/24/88	2.23	14.17	7.59	7.72
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)

17

Table 1
Adjusted Historic Portfolio Total Return As Of December 31, 2007
Surrender Charges Deducted
(Assumes Contract Is Surrendered or Annuitized)
Average Annual Total Return2
With Standard Death Benefit
(Total Variable Account Annual Expenses:1.15%)

				10	Life of
	Portfolio Start	1 Year	5 Year	Year	Portfolio
Portfolio	Date	(%)	(%)	(%)	(%)
Goldman Sachs Capital Growth Fund [16]	4/30/98	2.34	8.75	N/A	0.81
Goldman Sachs Structured Small Cap Equity Fund	2/13/98	-22.42	9.12	N/A	4.67
Goldman Sachs Mid Cap Value Fund[8]	5/1/98	-4.11	15.03	N/A	7.32
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)[9]	9/13/93	2.48	8.11	7.62	8.34
Janus Aspen Forty Portfolio (Institutional Shares)	5/1/97	28.75	17.33	11.72	9.37
Janus Aspen Mid Cap Growth Portfolio (Service Shares)[9,17]	9/13/93	13.68	18.31	6.98	7.75
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	2/16/99	-3.72	1.73	N/A	3.01
PIMCO VIT Low Duration Portfolio	2/16/99	-0.24	1.26	N/A	2.31
PVC Equity Income Account (formerly, PVC Equity Income Account I)	4/28/98	-2.43	14.07	N/A	6.13
[10,18] PVC MidCap Stock Account [10,19]	5/1/00	-14.62	10.11	N/A	7.95
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth	5/1/98	-2.76	12.40	N/A	5.60
Account) [20] PVC West Coast Equity Account [21]	11/6/01	0.78	14.12	N/A	4.93
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolio
PVC SAM Balanced Portfolio	11/5/01	0.72	9.28	N/A	3.57
PVC SAM Conservative Balanced Portfolio	11/5/01	-0.26	6.95	N/A	3.13
PVC SAM Conservative Growth Portfolio	11/5/01	1.32	11.37	N/A	3.75
PVC SAM Flexible Income Portfolio	11/5/01	-1.64	4.94	N/A	2.72
PVC SAM Strategic Growth Portfolio	11/5/01	1.60	12.73	N/A	3.80
Adjusted Historic Portfolio Total Return As Of December 31, 20071
With Either Guaranteed Minimum Death Benefit or Guaranteed Retirement Income Benefit11
(Total Variable Account Annual Expenses: 1.40%)

	Portfolio Start	1 Year	5 Year	10 Year	Life of
Portfolio	Date	(%)	(%)	(%)	Portfolio (%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth Portfolio)3 22	3/15/95	2.10	8.99	3.60	5.67
Dreyfus Variable Investment Fund (Service Class Shares)[4]
Developing Leaders Portfolio	8/31/90	-17.79	4.94	2.05	17.95
Quality Bond Portfolio [12]	8/31/90	-4.25	1.18	3.10	4.76
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)[4]	10/7/93	-0.36	7.81	1.18	5.33
DWS Variable Series I (Class A Shares)
DWS Bond VIP	7/16/85	-3.44	2.11	3.53	5.12
DWS Global Opportunities VIP	5/1/96	1.34	21.55	10.66	8.01
DWS Growth and Income VIP [13]	5/2/94	-6.06	9.06	1.04	5.46
DWS International VIP	5/1/87	6.32	17.88	5.66	5.23
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	5/4/98	-9.05	11.41	N/A	3.82
DWS Government & Agency Securities VIP	9/3/87	-1.79	1.45	3.66	4.64
DWS High Income VIP	4/6/82	-6.43	7.96	3.05	7.97
DWS Money Market VIP[5]	7/16/85	-2.69	0.53	2.01	2.84
DWS Small Cap Growth VIP [14]	5/2/94	-1.56	9.85	0.22	5.47
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)[6]
Fidelity VIP Growth Portfolio	10/9/86	18.44	12.24	5.11	8.17

18

Adjusted Historic Portfolio Total Return As Of December 31, 20071
With Either Guaranteed Minimum Death Benefit or Guaranteed Retirement Income Benefit11
(Total Variable Account Annual Expenses: 1.40%)

	Portfolio Start	1 Year	5 Year	10 Year	Life of
Portfolio	Date	(%)	(%)	(%)	Portfolio (%)
Fidelity VIP Index 500 Portfolio	8/27/92	-2.36	10.37	3.90	7.41
Fidelity VIP Mid Cap Portfolio	12/28/98	7.21	19.39	N/A	14.09
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	04/30/05	1.49	N/A	N/A	6.77
Fidelity VIP Freedom 2010 Portfolio	04/30/05	1.37	N/A	N/A	6.92
Fidelity VIP Freedom 2015 Portfolio	04/30/05	2.03	N/A	N/A	8.37
Fidelity VIP Freedom 2020 Portfolio	04/30/05	3.04	N/A	N/A	9.60
Fidelity VIP Freedom 2025 Portfolio	04/30/05	3.65	N/A	N/A	10.38
Fidelity VIP Freedom 2030 Portfolio	04/30/05	4.23	N/A	N/A	11.32
Fidelity VIP Freedom Income Portfolio	04/30/05	-1.85	N/A	N/A	3.06
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	04/13/06	-1.81	N/A	N/A	1.77
Fidelity VIP FundsManager 50% Portfolio	04/13/06	-0.91	N/A	N/A	3.38
Fidelity VIP FundsManager 70% Portfolio	08/22/07	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	04/13/06	0.42	N/A	N/A	5.35
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)[7]
Franklin Small-Mid Cap Growth Securities Fund	11/1/95	3.11	11.96	5.21	6.35
Franklin Small Cap Value Securities Fund	5/1/98	-9.53	12.72	N/A	4.90
Templeton Developing Markets Securities Fund [15]	3/4/96	20.32	29.80	10.04	0.41
Templeton Global Asset Allocation Fund	8/24/88	1.97	13.88	7.32	7.48
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [16]	4/30/98	2.08	8.47	N/A	0.61
Goldman Sachs Structured Small Cap Equity Fund	2/13/98	-22.62	8.84	N/A	4.47
Goldman Sachs Mid Cap Value Fund[8]	5/1/98	-4.35	14.75	N/A	7.11
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)[9]	9/13/93	2.23	7.84	7.35	8.10
Janus Aspen Forty Portfolio (Institutional Shares)	5/1/97	28.42	17.04	11.44	9.16
Janus Aspen Mid Cap Growth Portfolio (Service Shares)[9,17]	9/13/93	13.38	18.01	6.71	7.52
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	2/16/99	-3.95	1.47	N/A	2.82
PIMCO VIT Low Duration Portfolio	2/16/99	-0.49	1.01	N/A	2.11
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I) [10,18]	4/28/98	-2.68	13.78	N/A	5.92
PVC MidCap Stock Account [10,19]	5/1/00	-14.83	9.83	N/A	7.75
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account II) [20]	5/1/98	-3.00	12.11	N/A	5.48
PVC West Coast Equity Account [21]	11/6/01	0.53	13.83	N/A	4.75
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	11/5/01	0.47	9.00	N/A	3.39
PVC SAM Conservative Balanced Portfolio	11/5/01	-0.51	6.68	N/A	2.96
PVC SAM Conservative Growth Portfolio	11/5/01	1.07	11.08	N/A	3.57
PVC SAM Flexible Income Portfolio	11/5/01	-1.88	4.67	N/A	2.55
PVC SAM Strategic Growth Portfolio	11/5/01	1.35	12.45	N/A	3.62
Adjusted Historic Portfolio Total Return As Of December 31, 20071
With Both Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit11
(Total Variable Account Annual Expenses: 1.65%)

	Portfolio Start	1 Year	5 Year	10 Year	Life of
Portfolio	Date	(%)	(%)	(%)	Portfolio (%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth Portfolio)3 22	3/15/95	1.84	8.71	3.34	5.43
Dreyfus Variable Investment Fund (Service Class Shares)[4]
Developing Leaders Portfolio	8/31/90	-17.99	4.67	1.80	17.69

19

Adjusted Historic Portfolio Total Return As Of December 31, 20071
With Both Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit11
(Total Variable Account Annual Expenses: 1.65%)

	Portfolio Start	1 Year	5 Year	10 Year	Life of
Portfolio	Date	(%)	(%)	(%)	Portfolio (%)
Quality Bond Portfolio [12]	8/31/90	-4.49	0.93	2.84	4.52
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares) [4]	10/7/93	-0.61	7.54	0.93	5.11
DWS Variable Series I (Class A Shares)
DWS Bond VIP	7/16/85	-3.68	1.85	3.27	4.88
DWS Global Opportunities VIP	5/1/96	1.09	21.24	10.39	7.78
DWS Growth and Income VIP [13]	5/2/94	-6.29	8.79	0.79	5.24
DWS International VIP	5/1/87	6.04	17.58	5.40	5.00
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	5/4/98	-9.27	11.13	N/A	3.62
DWS Government & Agency Securities VIP	9/3/87	-2.04	1.20	3.40	4.40
DWS High Income VIP	4/6/82	-6.66	7.69	2.79	7.73
DWS Money Market VIP[5]	7/16/85	-2.93	0.28	1.76	2.61
DWS Small Cap Growth VIP [14]	5/2/94	-1.81	9.58	-0.03	5.25
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)[6]
Fidelity VIP Growth Portfolio	10/9/86	18.13	11.95	4.85	7.92
Fidelity VIP Index 500 Portfolio	8/27/92	-2.60	10.09	3.64	7.18
Fidelity VIP Mid Cap Portfolio	12/28/98	6.93	19.09	N/A	13.87
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	04/30/05	1.23	N/A	N/A	6.48
Fidelity VIP Freedom 2010 Portfolio	04/30/05	1.11	N/A	N/A	6.63
Fidelity VIP Freedom 2015 Portfolio	04/30/05	1.77	N/A	N/A	8.08
Fidelity VIP Freedom 2020 Portfolio	04/30/05	2.77	N/A	N/A	9.31
Fidelity VIP Freedom 2025 Portfolio	04/30/05	3.39	N/A	N/A	10.09
Fidelity VIP Freedom 2030 Portfolio	04/30/05	3.96	N/A	N/A	11.03
Fidelity VIP Freedom Income Portfolio	04/30/05	-2.10	N/A	N/A	2.78
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	04/13/06	-2.06	N/A	N/A	1.51
Fidelity VIP FundsManager 50% Portfolio	04/13/06	-1.16	N/A	N/A	3.10
Fidelity VIP FundsManager 70% Portfolio	08/22/07	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	04/13/06	0.17	N/A	N/A	5.07
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)[7]
Franklin Small-Mid Cap Growth Securities Fund	11/1/95	2.86	11.68	4.95	6.12
Franklin Small Cap Value Securities Fund	5/1/98	0.28	13.54	N/A	4.69
Templeton Developing Markets Securities Fund [15]	3/4/96	20.01	29.47	9.76	0.20
Templeton Global Asset Allocation fund	8/24/88	1.72	13.60	7.05	7.24
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [16]	4/30/98	1.83	8.20	N/A	0.41
Goldman Sachs Structured Small Cap Equity Fund	2/13/98	-22.81	8.57	N/A	4.26
Goldman Sachs Mid Cap Value Fund[8]	5/1/98	-4.58	14.46	N/A	6.89
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares) [9]	9/13/93	1.98	7.57	7.08	7.87
Janus Aspen Forty Portfolio (Institutional Shares)	5/1/97	28.08	16.75	11.17	8.94
Janus Aspen Mid Cap Growth Portfolio (Service Shares) [9,17]	9/13/93	13.08	17.72	6.45	7.29
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged	2/16/99	-4.19	1.21	N/A	2.62
PIMCO VIT Low Duration Portfolio	2/16/99	-0.73	0.76	N/A	1.92
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I) [10,18]	4/28/98	-2.92	13.50	N/A	5.71
PVC MidCap Stock Account [10,19]	5/1/00	-15.04	9.55	N/A	7.55
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) [20]	5/1/98	-3.24	11.83	N/A	5.35
PVC West Coast Equity Account [21]	11/6/01	0.28	13.54	N/A	4.57
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	11/5/01	0.22	8.73	N/A	3.22
PVC SAM Conservative Balanced Portfolio	11/5/01	-0.75	6.41	N/A	2.78

20

Adjusted Historic Portfolio Total Return As Of December 31, 20071
With Both Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit11
(Total Variable Account Annual Expenses: 1.65%)

	Portfolio Start	1 Year	5 Year	10 Year	Life of
Portfolio	Date	(%)	(%)	(%)	Portfolio (%)
PVC SAM Conservative Growth Portfolio	11/5/01	0.82	10.80	N/A	3.39
PVC SAM Flexible Income Portfolio	11/5/01	-2.13	4.41	N/A	2.37
PVC SAM Strategic Growth Portfolio	11/5/01	1.10	12.16	N/A	3.45

[1]	Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.08 % based on an average account value of $36,119 on 12/31/07. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

[2]	Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

[3]	Effective after the close of business on September 26, 2007, pursuant to shareholder approval, the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio was merged into the existing Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio.

[4]	The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio’s Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/07, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

[5]	An investment in the DWS Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the DWS Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the DWS Money Market VIP than its total return.

[6]	The performance of the Fidelity VIP portfolios reflects the performance of each portfolio’s Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/07, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.

[7]	The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio’s Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 1/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/07, and the performance of Class 1 shares from their inception (11/1/95, 5/1/98, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

[8]	As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.

[9]	The performance of the Janus Aspen Mid Cap Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio’s Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/07, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%.

[10]	The performance of the portfolios of the PVC reflects the performance of each portfolio’s Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/1/01) until 12/31/07, and the performance of Class 1 shares from their inception (4/28/98 and 5/1/00, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.

[11]	We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

[12]	As of September 1, 2008, the Dreyfus Quality Bond Portfolio is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Dreyfus Quality Bond Portfolio.

[13]	As of September 1, 2008, the DWS Growth & Income VIP fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the DWS Growth & Income VIP fund.

[14]	As of September 1, 2008, the DWS Small Cap Growth VIP fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the DWS Small Cap Growth VIP fund.

[15]	As of September 1, 2008, the Templeton Developing Markets Securities Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Templeton Developing Markets Securities Fund.

[16]	As of September 1, 2008, the Goldman Sachs Capital Growth Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Goldman Sachs Capital Growth Fund.

[17]	As of September 1, 2008, the Janus Aspen Mid Cap Growth Portfolio (Service Shares) is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Janus Aspen Mid Cap Growth Portfolio (Service Shares).

[18]	As of September 1, 2008, the Principal Equity Income Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Equity Income Account 1.

[19]	As of September 1, 2008, the Principal Mid Cap Stock Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Mid Cap Stock Account.

[20]	As of September 1, 2008, the Principal Small Cap Growth Account II is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Small Cap Growth Account.

[21]	As of September 1, 2008, the Principal West Coast Equity Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal West Coast Equity Account.

21

[22]	As of September 1, 2008, the Calvert Social Mid Cap Growth Portfolio is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Calvert Social Mid Cap Growth Portfolio.
Table 2
Adjusted Historic Portfolio Total Return As Of December 31, 20071
Surrender Charges Not Deducted
(Assumes Contract Is Not Surrendered or Annuitized)
Average Annual Total Return2
With Standard Death Benefit
(Total Variable Account Annual Expenses: 1.15%)

	Portfolio Start	1 Year	5 Year	10 Year	Life of
Portfolio	Date	(%)	(%)	(%)	Portfolio (%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth Portfolio)3 22	3/15/95	8.76	9.81	3.86	5.90
Dreyfus Variable Investment Fund (Service Class Shares)[4]
Developing Leaders Portfolio	8/31/90	-12.43	5.82	2.30	18.22
Quality Bond Portfolio [12]	8/31/90	1.99	2.15	3.36	4.99
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)[4]	10/7/93	6.13	8.65	1.43	5.56
DWS Variable Series I (Class A Shares)
DWS Bond VIP	7/16/85	2.85	3.06	3.78	5.36
DWS Global Opportunities VIP	5/1/96	7.95	22.20	10.94	8.23
DWS Growth and Income VIP [13]	5/2/94	0.07	9.87	1.29	5.68
DWS International VIP	5/1/87	13.15	18.57	5.92	5.47
DWS Variable Series II (Class A Share)
DWS Dreman High Return Equity VIP	5/4/98	-3.12	12.18	N/A	4.03
DWS Government & Agency Securities VIP	9/3/87	4.61	2.42	3.92	4.87
DWS High Income VIP	4/6/82	-0.33	8.79	3.30	8.22
DWS Money Market VIP[5]	7/16/85	3.65	1.49	2.27	3.07
DWS Small Cap Growth VIP [14]	5/2/94	4.86	10.65	0.46	5.70
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)[6]
Fidelity VIP Growth Portfolio	10/9/86	25.29	13.00	5.37	8.41
Fidelity VIP Index 500 Portfolio	8/27/92	4.00	11.16	4.16	7.65
Fidelity VIP Mid Cap Portfolio	12/28/98	14.04	20.07	N/A	14.31
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	04/30/05	8.11	N/A	N/A	8.62
Fidelity VIP Freedom 2010 Portfolio	04/30/05	7.98	N/A	N/A	8.77
Fidelity VIP Freedom 2015 Portfolio	04/30/05	8.69	N/A	N/A	10.19
Fidelity VIP Freedom 2020 Portfolio	04/30/05	9.76	N/A	N/A	11.40
Fidelity VIP Freedom 2025 Portfolio	04/30/05	10.42	N/A	N/A	12.16
Fidelity VIP Freedom 2030 Portfolio	04/30/05	11.03	N/A	N/A	13.08
Fidelity VIP Freedom Income Portfolio	04/30/05	4.56	N/A	N/A	5.00
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	04/13/06	4.60	N/A	N/A	5.18
Fidelity VIP FundsManager 50% Portfolio	04/13/06	5.56	N/A	N/A	6.83
Fidelity VIP FundsManager 70% Portfolio	08/22/07	N/	A N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	04/13/06	6.98	N/A	N/A	8.77
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)[7]
Franklin Small-Mid Cap Growth Securities Fund	11/1/95	9.84	12.72	5.48	6.57
Franklin Small Cap Value Securities Fund	5/1/98	-3.63	13.47	N/A	5.11
Templeton Developing Markets Securities Fund [15]	3/4/96	27.18	30.39	10.31	0.62
Templeton Global Asset Allocation Fund	8/24/88	8.62	14.62	7.59	7.72
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [16]	4/30/98	8.74	9.29	N/A	0.81
Goldman Sachs Structured Small Cap Equity Fund	2/13/98	-17.57	9.66	N/A	4.67
Goldman Sachs Mid Cap Value Fund[8]	5/1/98	1.89	15.47	N/A	7.32
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)[9]	9/13/93	8.90	8.67	7.62	8.34

22

Table 2
Adjusted Historic Portfolio Total Return As Of December 31, 20071
Surrender Charges Not Deducted
(Assumes Contract Is Not Surrendered or Annuitized)
Average Annual Total Return2
With Standard Death Benefit
(Total Variable Account Annual Expenses: 1.15%)

	Portfolio Start	1 Year	5 Year	10 Year	Life of
Portfolio	Date	(%)	(%)	(%)	Portfolio (%)
Janus Aspen Forty Portfolio (Institutional Shares)	5/1/97	35.29	17.74	11.72	9.37
Janus Aspen Mid Cap Growth Portfolio (Service Shares)[9,17]	9/13/93	20.22	18.70	6.98	7.75
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	2/16/99	2.31	2.43	N/A	3.01
PIMCO VIT Low Duration Portfolio	2/16/99	6.00	1.98	N/A	2.31
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I) [10,18]	4/28/98	3.67	14.52	N/A	6.13
PVC MidCap Stock Account [10,19]	5/1/00	-9.2	8 10.62	N/A	7.95
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) [20]	5/1/98	3.33	12.87	N/A	5.60
PVC West Coast Equity Account [21]	11/6/01	7.09	14.57	N/A	5.18
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	11/5/01	7.02	9.81	N/A	3.84
PVC SAM Conservative Balanced Portfolio	11/5/01	5.98	7.53	N/A	3.40
PVC SAM Conservative Growth Portfolio	11/5/01	7.66	11.86	N/A	4.01
PVC SAM Flexible Income Portfolio	11/5/01	4.52	5.57	N/A	3.00
PVC SAM Strategic Growth Portfolio	11/5/01	7.96	13.20	N/A	4.06
Adjusted Historic Portfolio Total Return As Of December 31, 20071
With Either Guaranteed Minimum Death Benefit or Guaranteed Retirement Income Benefit11
(Total Variable Account Annual Expenses: 1.40%)

	Portfolio Start	1 Year	5 Year	10 Year	Life of
Portfolio	Date	(%)	(%)	(%)	Portfolio (%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth Portfolio)3 22	3/15/95	8.49	9.53	3.60	5.67
Dreyfus Variable Investment Fund (Service Class Shares)[4]
Developing Leaders Portfolio	8/31/90	-12.64	5.56	2.05	17.95
Quality Bond Portfolio [12]	8/31/90	1.74	1.90	3.10	4.76
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)[4]	10/7/93	5.87	8.38	1.18	5.33
DWS Variable Series I (Class A Shares)
DWS Bond VIP	7/16/85	2.60	2.81	3.53	5.12
DWS Global Opportunities VIP	5/1/96	7.68	21.90	10.66	8.01
DWS Growth and Income VIP [13]	5/2/94	-0.18	9.60	1.04	5.46
DWS International VIP	5/1/87	12.86	18.28	5.66	5.23
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	5/4/98	-3.36	11.90	N/A	3.82
DWS Government & Agency Securities VIP	9/3/87	4.35	2.17	3.66	4.64
DWS High Income VIP	4/6/82	-0.58	8.52	3.05	7.97
DWS Money Market VIP[5]	7/16/85	3.40	1.24	2.01	2.84
DWS Small Cap Growth VIP [14]	5/2/94	4.60	10.38	0.22	5.47
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)[6]
Fidelity VIP Growth Portfolio	10/9/86	24.98	12.72	5.11	8.17
Fidelity VIP Index 500 Portfolio	8/27/92	3.75	10.89	3.90	7.41
Fidelity VIP Mid Cap Portfolio	12/28/98	13.75	19.77	N/A	14.09
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	04/30/05	7.84	N/A	N/A	8.35

23

Adjusted Historic Portfolio Total Return As Of December 31, 20071
With Either Guaranteed Minimum Death Benefit or Guaranteed Retirement Income Benefit11
(Total Variable Account Annual Expenses: 1.40%)

	Portfolio Start	1 Year	5 Year	10 Year	Life of
Portfolio	Date	(%)	(%)	(%)	Portfolio (%)
Fidelity VIP Freedom 2010 Portfolio	04/30/05	7.71	N/A	N/A	8.49
Fidelity VIP Freedom 2015 Portfolio	04/30/05	8.41	N/A	N/A	9.91
Fidelity VIP Freedom 2020 Portfolio	04/30/05	9.48	N/A	N/A	11.11
Fidelity VIP Freedom 2025 Portfolio	04/30/05	10.14	N/A	N/A	11.88
Fidelity VIP Freedom 2030 Portfolio	04/30/05	10.75	N/A	N/A	12.80
Fidelity VIP Freedom Income Portfolio	04/30/05	4.29	N/A	N/A	4.73
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	04/13/06	4.34	N/A	N/A	4.92
Fidelity VIP FundsManager 50% Portfolio	04/13/06	5.29	N/A	N/A	6.56
Fidelity VIP FundsManager 70% Portfolio	08/22/07	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	04/13/06	6.71	N/A	N/A	8.49
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)[7]
Franklin Small-Mid Cap Growth Securities Fund	11/1/95	9.57	12.44	5.21	6.35
Franklin Small Cap Value Securities Fund	5/1/98	-3.87	13.19	N/A	4.90
Templeton Developing Markets Securities Fund [15]	3/4/96	26.87	30.07	10.04	0.41
Templeton Global Asset Allocation Fund	8/24/88	8.35	14.34	7.32	7.48
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [16]	4/30/98	8.47	9.02	N/A	0.61
Goldman Sachs Structured Small Cap Equity Fund	2/13/98	-17.77	9.39	N/A	4.47
Goldman Sachs Mid Cap Value Fund[8]	5/1/98	1.64	15.19	N/A	7.11
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)[9]	9/13/93	8.62	8.40	7.35	8.10
Janus Aspen Forty Portfolio (Institutional Shares)	5/1/97	34.96	17.45	11.44	9.16
Janus Aspen Mid Cap Growth Portfolio (Service Shares)[9,17]	9/13/93	19.92	18.41	6.71	7.52
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	2/16/99	2.05	2.18	N/A	2.82
PIMCO VIT Low Duration Portfolio	2/16/99	5.74	1.72	N/A	2.11
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I) [10,18]	4/28/98	3.41	14.24	N/A	5.92
PVC MidCap Stock Account [10,19]	5/1/00	-9.51	10.35	N/A	7.75
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) [20]	5/1/98	3.07	12.59	N/A	5.48
PVC West Coast Equity Account [21]	11/6/01	6.82	14.29	N/A	5.00
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	11/5/01	6.76	9.54	N/A	3.66
PVC SAM Conservative Balanced Portfolio	11/5/01	5.72	7.27	N/A	3.23
PVC SAM Conservative Growth Portfolio	11/5/01	7.39	11.58	N/A	3.83
PVC SAM Flexible Income Portfolio	11/5/01	4.26	5.31	N/A	2.82
PVC SAM Strategic Growth Portfolio	11/5/01	7.69	12.92	N/A	3.89

24

Adjusted Historic Portfolio Total Return As Of December 31, 20071
With Both Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit11
(Total Variable Account Annual Expenses: 1.65%)

					Life of
	Portfolio Start	1 Year	5 Year	10 Year	Portfolio
Portfolio	Date	(%)	(%)	(%)	(%)
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio (formerly, Social Small Cap Growth Portfolio)3 22	3/15/95	8.21	9.25	3.34	5.43
Dreyfus Variable Investment Fund (Service Class Shares)[4]
Developing Leaders Portfolio	8/31/90	-12.86	5.30	1.80	17.69
Quality Bond Portfolio [12]	8/31/90	1.49	1.64	2.84	4.52
Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)[4]	10/7/93	5.61	8.11	0.93	5.11
DWS Variable Series I (Class A Shares)
DWS Bond VIP	7/16/85	2.34	2.56	3.27	4.88
DWS Global Opportunities VIP	5/1/96	7.41	21.60	10.39	7.78
DWS Growth and Income VIP [13]	5/2/94	-0.43	9.33	0.79	5.24
DWS International VIP	5/1/87	12.59	17.98	5.40	5.00
DWS Variable Series II (Class A Shares)
DWS Dreman High Return Equity VIP	5/4/98	-3.60	11.63	N/A	3.62
DWS Government & Agency Securities VIP	9/3/87	4.09	1.91	3.40	4.40
DWS High Income VIP	4/6/82	-0.82	8.25	2.79	7.73
DWS Money Market VIP[5]	7/16/85	3.14	0.99	1.76	2.61
DWS Small Cap Growth VIP [14]	5/2/94	4.34	10.10	-0.03	5.25
Fidelity Variable Insurance Products Funds (“VIP”) (Service Class Shares)[6]
Fidelity VIP Growth Portfolio	10/9/86	24.67	12.44	4.85	7.92
Fidelity VIP Index 500 Portfolio	8/27/92	3.49	10.61	3.64	7.18
Fidelity VIP Mid Cap Portfolio	12/28/98	13.47	19.47	N/A	13.87
Fidelity VIP Freedom Funds (Service Class 2 Shares)
Fidelity VIP Freedom 2005 Portfolio	04/30/05	7.56	N/A	N/A	8.07
Fidelity VIP Freedom 2010 Portfolio	04/30/05	7.43	N/A	N/A	8.21
Fidelity VIP Freedom 2015 Portfolio	04/30/05	8.14	N/A	N/A	9.63
Fidelity VIP Freedom 2020 Portfolio	04/30/05	9.20	N/A	N/A	10.83
Fidelity VIP Freedom 2025 Portfolio	04/30/05	9.86	N/A	N/A	11.59
Fidelity VIP Freedom 2030 Portfolio	04/30/05	10.46	N/A	N/A	12.51
Fidelity VIP Freedom Income Portfolio	04/30/05	4.03	N/A	N/A	4.46
Fidelity VIP FundsManager Portfolios (Service Class 2 Shares)
Fidelity VIP FundsManager 20% Portfolio	04/13/06	4.07	N/A	N/A	4.65
Fidelity VIP FundsManager 50% Portfolio	04/13/06	5.02	N/A	N/A	6.29
Fidelity VIP FundsManager 70% Portfolio	08/22/07	N/A	N/A	N/A	N/A
Fidelity VIP FundsManager 85% Portfolio	04/13/06	6.43	N/A	N/A	8.22
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)[7]
Franklin Small-Mid Cap Growth Securities Fund	11/1/95	9.29	12.17	4.95	6.12
Franklin Small Cap Value Securities Fund	5/1/98	-4.11	12.90	N/A	4.69
Templeton Developing Markets Securities Fund [15]	3/4/96	26.55	29.75	9.76	0.20
Templeton Global Asset Allocation Fund	8/24/88	8.08	14.05	7.05	7.24
Goldman Sachs Variable Insurance Trust (Institutional Class Shares)
Goldman Sachs Capital Growth Fund [16]	4/30/98	8.20	8.76	N/A	0.41
Goldman Sachs Structured Small Cap Equity Fund	2/13/98	-17.98	9.12	N/A	4.26
Goldman Sachs Mid Cap Value Fund[8]	5/1/98	1.39	14.90	N/A	6.89
Janus Aspen Series
Janus Aspen Balanced Portfolio (Service Shares)[9]	9/13/93	8.36	8.14	7.08	7.87
Janus Aspen Forty Portfolio (Institutional Shares)	5/1/97	34.63	17.16	11.17	8.94
Janus Aspen Mid Cap Growth Portfolio (Service Shares) [9,17]	9/13/93	19.62	18.11	6.45	7.29
PIMCO Variable Insurance Trust (Administrative Class Shares)
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)	2/16/99	1.80	1.93	N/A	2.62
PIMCO VIT Low Duration Portfolio	2/16/99	5.48	1.47	N/A	1.92
Principal Variable Contracts Funds, Inc. (Class 2 Shares)
PVC Equity Income Account (formerly, PVC Equity Income Account I) [10,18]	4/28/98	3.16	13.96	N/A	5.71

25

Adjusted Historic Portfolio Total Return As Of December 31, 20071
With Both Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit11
(Total Variable Account Annual Expenses: 1.65%)

					Life of
	Portfolio Start	1 Year	5 Year	10 Year	Portfolio
Portfolio	Date	(%)	(%)	(%)	(%)
PVC MidCap Stock Account [10,19]	5/1/00	-9.73	10.08	N/A	7.55
PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) [20]	5/1/98	2.81	12.32	N/A	5.35
PVC West Coast Equity Account [21]	11/6/01	6.56	14.00	N/A	4.82
Principal Variable Contracts Funds, Inc. (Class 2 Shares) Strategic Asset Management (SAM) Portfolios
PVC SAM Balanced Portfolio	11/5/01	6.49	9.27	N/A	3.49
PVC SAM Conservative Balanced Portfolio	11/5/01	5.46	7.00	N/A	3.06
PVC SAM Conservative Growth Portfolio	11/5/01	7.13	11.31	N/A	3.66
PVC SAM Flexible Income Portfolio	11/5/01	4.00	5.05	N/A	2.65
PVC SAM Strategic Growth Portfolio	11/5/01	7.42	12.64	N/A	3.71

[1]	Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.08 % based on an average account value of $36,119 on 12/31/07. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

[2]	Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

[3]	Effective after the close of business on September 26, 2007, pursuant to shareholder approval, the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio was merged into the existing Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio.

[4] The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio’s Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/07, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

[5]	An investment in the DWS Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the DWS Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the DWS Money Market VIP than its total return.

[6]	The performance of the Fidelity VIP portfolios reflects the performance of each portfolio’s Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/07, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.

[7]	The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio’s Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 1/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/07, and the performance of Class 1 shares from their inception (11/1/95, 5/1/98, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

[8]	As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.

[9]	The performance of the Janus Aspen Mid Cap Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio’s Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/07, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%.

[10]	The performance of the portfolios of the PVC reflects the performance of each portfolio’s Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/1/01) until 12/31/07, and the performance of Class 1 shares from their inception (4/28/98 and 5/1/00, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.

[11]	We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

[12]	As of September 1, 2008, the Dreyfus Quality Bond Portfolio is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Dreyfus Quality Bond Portfolio.

[13]	As of September 1, 2008, the DWS Growth & Income VIP fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the DWS Growth & Income VIP fund.

[14]	As of September 1, 2008, the DWS Small Cap Growth VIP fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the DWS Small Cap Growth VIP fund.

15As of September 1, 2008, the Templeton Developing Markets Securities Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Templeton Developing Markets Securities Fund.

[16]	As of September 1, 2008, the Goldman Sachs Capital Growth Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Goldman Sachs Capital Growth Fund.

26

[17]	As of September 1, 2008, the Janus Aspen Mid Cap Growth Portfolio (Service Shares) is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Janus Aspen Mid Cap Growth Portfolio (Service Shares).

[18]	As of September 1, 2008, the Principal Equity Income Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Equity Income Account 1.

[19]	As of September 1, 2008, the Principal Mid Cap Stock Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Mid Cap Stock Account.

[20]	As of September 1, 2008, the Principal Small Cap Growth Account II is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Small Cap Growth Account.

[21]	As of September 1, 2008, the Principal West Coast Equity Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal West Coast Equity Account.

[22]	As of September 1, 2008, the Calvert Social Mid Cap Growth Portfolio is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Calvert Social Mid Cap Growth Portfolio.
Net Investment Factor
     The net investment factor is an index that measures the investment performance of a subaccount from one business day to the next. Each subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each subaccount equals the fraction obtained by dividing (X) by (Y) minus (Z) where:
(X)	is the net result of:
1.	the net asset value per portfolio share held in the subaccount at the end of the current business day; plus

2.	the per share amount of any dividend or capital gain distribution on portfolio shares held in the subaccount during the current business day; less

3.	the per share amount of any capital loss, realized or unrealized, on portfolio shares held in the subaccount during the current business day.
(Y)	equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding business day.

(Z)	equals charges and fees deducted from the subaccount. These consist of:
4.	the percentage charge for mortality and expense risk on that business day;

5.	the percentage charge for administrative costs on that business day; and

6.	the percentage charge for any other charges, fees and expenses for riders, endorsements, or supplemental benefits attached to your Contract, including the Guaranteed Minimum Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider.
Condensed Financial Information
     The following tables of condensed financial information show accumulation unit values corresponding to the middle level of Variable Account Annual Expenses (1.40%) for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. Tables for other sets of accumulation unit values that reflect the highest and lowest levels of the Variable Account Annual Expenses available under the Contract are found in Appendix A to the prospectus. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge or Surrender Charge that we subtract from your Contract Value by redeeming units. The data for 2007 used in the tables below is obtained from the audited financial statements of the variable account that can be found in this SAI.

27

One Optional Benefit Elected (Either the Guaranteed Minimum Death Benefit OR
the Guaranteed Retirement Income Benefit1)
(Total Variable Account Annual Charges of 1.40% of the daily net assets of the subaccount)

Calvert Variable Series, Inc.: Social Mid Cap Growth Portfolio (formerly Social Small Cap Growth Portfolio)***
	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007*	10.97	11.41	17,206
2006	11.04	10.97	20,832
2005	12.32	11.04	22,148
2004	11.31	12.32	23,577
2003	8.22	11.31	21,095
2002	10.76	8.22	17,014
2001**	10.14	10.76	1,192

*	Effective after the close of business on September 26, 2007, pursuant to shareholder approval, the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio was merged into the existing Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio.

**	Inception date of the subaccount was 5/1/01.

***	As of September 1, 2008, the Calvert Social Mid Cap Growth Portfolio is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Calvert Social Mid Cap Growth Portfolio.

Dreyfus Variable Investment Fund: Developing Leaders Portfolio (Service Class Shares)
	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.60	10.15	124,593
2006	11.37	11.60	121,250
2005	10.92	11.37	121,507
2004	9.97	10.92	114,405
2003	7.70	9.97	106,947
2002	9.67	7.70	75,947
2001*	10.05	9.67	18,825

*	Inception date of the subaccount was 5/1/01.

[1]	We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force, a 0.25% Mortality and Expense Risk Charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

28

Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)**
	Accumulation unit value at the	Accumulation unit	Number of accumulation units
	beginning of the period	value at the end of the year	outstanding at the end of the year
2007	11.73	11.95	119,872
2006	11.45	11.73	119,778
2005	11.35	11.45	115,985
2004	11.17	11.35	110,973
2003	10.81	11.17	100,965
2002	10.20	10.81	66,485
2001*	10.03	10.20	34,711

*	Inception date of the subaccount was 5/1/01.

**	As of September 1, 2008, the Dreyfus Quality Bond Portfolio is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Dreyfus Quality Bond Portfolio.

The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)
	Accumulation unit value at the	Accumulation unit	Number of accumulation units
	beginning of the period	value at the end of the year	outstanding at the end of the year
2007	8.37	8.87	5,150
2006	7.78	8.37	5,404
2005	7.64	7.78	5,778
2004	7.31	7.64	4,082
2003	5.89	7.31	3,530
2002	8.43	5.89	1,079
2001*	10.16	8.43	386

*	Inception date of the subaccount was 5/1/01.

DWS Variable Series I: DWS Bond VIP (Class A Shares)
	Accumulation unit value at the	Accumulation unit	Number of accumulation units
	beginning of the period	value at the end of the year	outstanding at the end of the year
2007	13.42	13.79	368,876
2006	12.99	13.42	247,369
2005	12.84	12.99	226,351
2004	12.36	12.84	210,729
2003	11.93	12.36	189,845
2002	11.23	11.93	154,887
2001	10.77	11.23	112,382
2000*	9.86	10.77	11,600

*	Inception date of the subaccount was 5/15/00.

29

DWS Variable Series I: DWS Global Opportunities VIP (Class A Shares)
	Accumulation unit value at the	Accumulation unit	Number of accumulation units
	beginning of the period	value at the end of the year	outstanding at the end of the year
2007	16.72	18.03	174,737
2006	13.89	16.72	148,263
2005	11.92	13.89	143,348
2004	9.80	11.92	140,443
2003	6.66	9.80	132,860
2002	8.43	6.66	83,497
2001*	10.03	8.43	18,661

*	Inception date of the subaccount was 5/1/01.

DWS Variable Series I: DWS Growth & Income VIP (Class A Shares)**
	Accumulation unit value at the	Accumulation unit	Number of accumulation units
	beginning of the period	value at the end of the year	outstanding at the end of the year
2007	9.92	9.91	187,582
2006	8.85	9.92	208,918
2005	8.46	8.85	208,175
2004	7.79	8.46	210,768
2003	6.23	7.79	213,540
2002	8.22	6.23	234,880
2001	9.39	8.22	243,408
2000*	9.98	9.39	65,137

*	Inception date of the subaccount was 4/7/00.

**	As of September 1, 2008, the DWS Growth & Income VIP fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the DWS Growth & Income VIP fund.

DWS Variable Series I: DWS International VIP (Class A Shares)
	Accumulation unit value at the	Accumulation unit	Number of accumulation units
	beginning of the period	value at the end of the year	outstanding at the end of the year
2007	8.90	10.05	462,035
2006	7.17	8.90	429,482
2005	6.25	7.17	442,697
2004	5.44	6.25	431,701
2003	4.32	5.44	424,284
2002	5.37	4.32	319,487
2001	7.87	5.37	130,622
2000*	9.72	7.87	18,493

*	Inception date of the subaccount was 4/7/00.

30

DWS Variable Series II: DWS Dreman High Return Equity VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	19.94	19.30	536,834
2006	17.03	19.94	453,872
2005	16.00	17.03	455,691
2004	14.23	16.00	447,439
2003	10.94	14.23	446,046
2002	13.53	10.94	352,045
2001	13.49	13.53	176,153
2000*	10.41	13.49	34,696

*	Inception date of the subaccount was 4/7/00.
DWS Variable Series II: DWS Government & Agency Securities VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.11	13.69	136,482
2006	12.76	13.11	143,702
2005	12.61	12.76	177,367
2004	12.33	12.61	183,823
2003	12.22	12.33	204,115
2002	11.47	12.22	199,213
2001	10.82	11.47	144,984
2000*	10.12	10.82	12,478

*	Inception date of the subaccount was 4/7/00.
DWS Variable Series II: DWS High Income VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.76	13.70	226,096
2006	12.63	13.76	192,251
2005	12.33	12.63	182,457
2004	11.12	12.33	168,730
2003	9.05	11.12	156,162
2002	9.20	9.05	98,458
2001	9.09	9.20	27,721
2000*	9.77	9.09	1,892

*	Inception date of the subaccount was 6/7/00.

31

DWS Variable Series II: DWS Money Market VIP (Class A Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.00	11.39	42,640
2006	10.67	11.00	39,397
2005	10.53	10.67	52,688
2004	10.58	10.53	42,131
2003	10.64	10.58	47,359
2002	10.63	10.64	46,643
2001	10.38	10.63	19,140
2000*	10.09	10.38	5,925

*	Inception date of the subaccount was 6/7/00.
DWS Variable Series II: DWS Small Cap Growth VIP (Class A Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	4.69	4.91	58,133
2006	4.52	4.69	61,881
2005	4.28	4.52	62,658
2004	3.91	4.28	60,932
2003	2.98	3.91	62,833
2002	4.54	2.98	56,979
2001	6.47	4.54	50,573
2000*	8.79	6.47	25,641

*	Inception date of the subaccount was 4/7/00.

**	As of September 1, 2008, the DWS Small Cap Growth VIP fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the DWS Small Cap Growth VIP fund.

Fidelity Variable Insurance Products Fund (“VIP”): Fidelity VIP Growth Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	8.88	11.11	462,609
2006	8.44	8.88	462,517
2005	8.10	8.44	450,742
2004	7.95	8.10	427,072
2003	6.07	7.95	358,773
2002	8.82	6.07	248,351
2001*	10.15	8.82	53,564

*	Inception date of the subaccount was 5/1/01.

32

Fidelity Variable Insurance Products Fund (“VIP”): Fidelity VIP Index 500 Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	11.40	11.85	451,190
2006	10.00	11.40	411,980
2005	9.69	10.00	391,589
2004	8.89	9.69	358,521
2003	7.03	8.89	333,155
2002	9.17	7.03	191,812
2001*	10.13	9.17	50,245

*	Inception date of the subaccount was 5/1/01.
Fidelity Variable Insurance Products Fund (“VIP”): Fidelity VIP Mid Cap Portfolio (Service Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	19.97	22.75	156,942
2006	17.99	19.97	154,737
2005	15.43	17.99	136,499
2004	12.54	15.43	118,192
2003	9.18	12.54	93,911
2002	10.33	9.18	68,318
2001*	10.04	10.33	17,855

*	Inception date of the subaccount was 5/1/01.
Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2005 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08
Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2010 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08
Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2015 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08
Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2020 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

33

Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2025 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08
Fidelity VIP Freedom Funds: Fidelity VIP Freedom 2030 Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08
Fidelity VIP Freedom Funds: Fidelity VIP Freedom Income Portfolio (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08
Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 20% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08
Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 50% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08
Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 70% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08
Fidelity VIP FundsManager Portfolios. Fidelity VIP FundsManager 85% (Service Class 2 Shares)*

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	N/A	N/A	N/A

*	Inception date of the subaccount was 9/1/08

34

Franklin Templeton Variable Insurance Products Trust: Franklin Small–Mid Cap Growth Securities Fund
(Class 2 Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	10.88	11.94	85,443
2006	10.15	10.88	72,326
2005	9.82	10.15	76,053
2004	8.94	9.82	74,661
2003	6.60	8.94	70,358
2002	9.39	6.60	38,755
2001*	10.11	9.39	9,415

*	Inception date of the subaccount was 5/1/01.
Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Value Securities Fund (Class 2 Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.09	12.60	64,667
2006	11.35	13.09	21,636
2005*	10.07	11.35	4,594

*	Inception date of the subaccount was 5/2/05.
Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets Securities Fund (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	18.22	23.14	102,140
2006	14.42	18.22	86,683
2005	11.48	14.42	56,993
2004	9.33	11.48	23,483
2003	6.19	9.33	9,052
2002	6.28	6.19	7,779
2001	6.93	6.28	7,945
2000*	8.30	6.93	8,991

*	Inception date of the subaccount was 8/4/00.

**	As of September 1, 2008, the Templeton Developing Markets Securities Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Templeton Developing Markets Securities Fund.
Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset Allocation Fund (Class 2 Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	15.69	17.02	45,686
2006	13.14	15.69	32,912
2005	12.86	13.14	29,653
2004	11.27	12.86	16,982
2003	8.66	11.27	12,119
2002	9.19	8.66	6,158
2001*	10.08	9.19	1,126

*	Inception date of the subaccount was 5/1/01.

35

Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund (Institutional Class Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	9.53	10.35	427,062
2006	8.90	9.53	398,145
2005	8.77	8.90	384,868
2004	8.15	8.77	354,016
2003	6.68	8.15	325,133
2002	8.95	6.68	194,438
2001*	10.15	8.95	43,753

*	Inception date of the subaccount was 5/1/01.

**	As of September 1, 2008, the Goldman Sachs Capital Growth Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Goldman Sachs Capital Growth Fund.
Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund** (Institutional Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	20.04	20.40	169,112
2006	17.50	20.04	176,174
2005	15.72	17.50	181,061
2004	12.67	15.72	167,137
2003	10.00	12.67	156,935
2002	10.64	10.00	111,889
2001*	10.03	10.64	35,761

*	Inception date of the subaccount was 5/1/01.

**	As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.
Goldman Sachs Variable Insurance Trust: Goldman Sachs Structured Small Cap Equity Fund (Institutional Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.43	13.53	38,546
2006	14.83	16.43	18,796
2005	14.18	14.83	10,892
2004	12.36	14.18	5,719
2003	8.59	12.36	1,145
2002	10.24	8.59	831
2001*	10.08	10.24	167

*	Inception date of the subaccount was 5/1/01.

36

Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.31	13.39	130,638
2006	11.30	12.31	95,698
2005	10.65	11.30	79,340
2004	9.97	10.65	82,942
2003	8.89	9.97	66,359
2002	9.66	8.89	44,325
2001*	10.07	9.66	2,794

*	Inception date of the subaccount was 5/1/01.
Janus Aspen Series: Janus Aspen Forty Portfolio (Institutional Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	7.31	9.87	855,599
2006	6.78	7.31	910,226
2005	6.09	6.78	905,447
2004	5.22	6.09	917,752
2003	4.39	5.22	947,903
2002	5.28	4.39	796,464
2001	6.84	5.28	619,380
2000*	9.30	6.84	175,932

*	Inception date of the subaccount was 4/7/00.
Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the yea	outstanding at the end of the year
2007	10.65	12.78	30,288
2006	9.53	10.65	30,489
2005	8.62	9.53	33,229
2004	7.26	8.62	31,030
2003	5.46	7.26	32,387
2002	7.70	5.46	31,886
2001*	10.01	7.70	23,490

*	Inception date of the subaccount was 5/1/01.

**	As of September 1, 2008, the Janus Aspen Mid Cap Growth Portfolio (Service Shares) is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Janus Aspen Mid Cap Growth Portfolio (Service Shares).

37

PIMCO Variable Insurance Trust: PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
(Administrative Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.08	13.37	202,299
2006	12.98	13.08	180,021
2005	12.52	12.98	171,494
2004	12.03	12.52	157,883
2003	11.93	12.03	138,930
2002	11.18	11.93	79,168
2001	10.53	11.18	34,929
2000*	10.13	10.53	1,720

*	Inception date of the subaccount was 6/7/00.
PIMCO Variable Insurance Trust: PIMCO VIT Low Duration Portfolio (Administrative Class Shares)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.22	12.94	313,439
2006	11.92	12.22	296,948
2005	11.96	11.92	290,233
2004	11.91	11.96	269,421
2003	11.80	11.91	256,517
2002	11.18	11.80	194,773
2001	10.53	11.18	112,293
2000*	9.98	10.53	8,053

*	Inception date of the subaccount was 5/15/00.
Principal Variable Contracts Funds, Inc. (“PVC”): PVC Equity Income Account (formerly, PVC Equity Income Account I) (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.67	17.26	462,588
2006	14.34	16.67	425,248
2005	13.22	14.34	253,781
2004	11.29	13.22	143,241
2003	8.82	11.29	80,944
2002	10.24	8.82	59,632
2001*	10.05	10.24	7,672

*	Inception date of the subaccount was 5/1/01.

**	As of September 1, 2008, the Principal Equity Income Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Equity Income Account.

38

Principal Variable Contracts Funds, Inc. (“PVC”): PVC MidCap Stock Account (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.89	15.31	128,014
2006	14.69	16.89	77,613
2005	13.17	14.69	69,094
2004	11.69	13.17	67,373
2003	9.30	11.69	60,041
2002	10.54	9.30	49,232
2001*	10.07	10.54	19,753

*	Inception date of the subaccount was 5/1/01.

**	As of September 1, 2008, the Principal Mid Cap Stock Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Mid Cap Stock Account.
Principal Variable Contracts Funds, Inc. (“PVC”): PVC SmallCap Growth Account II (formerly, PVC SmallCap Growth Account) (Class 2 Shares)***

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007*	8.81	9.10	56,449
2006	8.38	8.81	59,650
2005	8.68	8.38	66,612
2004	8.42	8.68	62,519
2003	5.00	8.42	57,862
2002	9.61	5.00	51,022
2001**	10.17	9.61	11,224

*	Effective 1/5/07, pursuant to shareholder approval, WM Small Cap Growth Fund, a portfolio of WM Variable Trust, merged into the PVC SmallCap Growth Account, an existing portfolio of the Principal Variable Contracts Funds, Inc.

**	Inception date of the subaccount was 5/1/01.

***	As of September 1, 2008, the Principal Small Cap Growth Account II is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal Small Cap Growth Account II.
Principal Variable Contracts Funds, Inc. (“PVC”): PVC West Coast Equity Account (Class 2 Shares)**

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.79	13.68	47,161
2006	11.60	12.79	17,014
2005*	10.05	11.60	2,084

*	Inception date of the subaccount was 5/2/05.

**	As of September 1, 2008, the Principal West Coast Equity Account is closed to new investors. Only contractowners who are currently invested in, and who remain invested in, that fund may allocate new premiums or transfer additional money into the Principal West Coast Equity Account.

39

Principal Variable Contracts Funds, Inc. (“PVC”): PVC SAM Balanced Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	14.92	15.95	1,199,889
2006	13.71	14.92	1,095,023
2005	13.15	13.71	1,041,915
2004	12.14	13.15	765,221
2003	10.05	12.14	357,490
2002*	9.84	10.05	29,117

*	Inception date of the subaccount was 9/3/02.
Principal Variable Contracts Funds, Inc. (“PVC”): PVC SAM Conservative Balanced Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	13.70	14.51	215,453
2006	12.81	13.70	177,125
2005	12.44	12.81	161,211
2004	11.70	12.44	135,472
2003	10.15	11.70	75,752
2002*	9.90	10.15	435

*	Inception date of the subaccount was 9/3/02.
Principal Variable Contracts Funds, Inc. (“PVC”): PVC SAM Conservative Growth Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.06	17.26	1,155,309
2006	14.54	16.06	1,012,754
2005	13.82	14.54	777,010
2004	12.56	13.82	573,520
2003	9.92	12.56	307,633
2002*	9.75	9.92	15,242

*	Inception date of the subaccount was 9/3/02.
Principal Variable Contracts Funds, Inc. (“PVC”): PVC SAM Flexible Income Portfolio (Class 2 Shares) (Strategic Asset Management (SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	12.79	13.35	107,736
2006	12.16	12.79	70,574
2005	11.96	12.16	76,407
2004	11.42	11.96	82,119
2003	10.24	11.42	17,038
2002*	9.97	10.24	3,059

*	Inception date of the subaccount was 9/3/02.

40

Principal Variable Contracts Funds, Inc. (“PVC”): PVC SAM Strategic Growth Portfolio (Class 2 Shares) (Strategic Asset Management
(SAM) Portfolios)

	Accumulation unit value at the	Accumulation unit value at the	Number of accumulation units
	beginning of the period	end of the year	outstanding at the end of the year
2007	16.83	18.15	617,668
2006	15.14	16.83	574,237
2005	14.28	15.14	491,988
2004	12.87	14.28	411,883
2003	9.83	12.87	199,785
2002*	9.68	9.83	3,532

*	Inception date of the subaccount was 9/3/02.
Addition, Deletion or Substitution of Investments
     In the event of any substitution or change of the underlying portfolios, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of owners and annuitants, and subject to any approvals that may be required under applicable law, the variable account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our variable accounts, or the assets may be transferred to another variable account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.
Resolving Material Conflicts
     The funds currently sell shares to registered separate accounts of insurance companies other than us to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests as a Contract owner and the interests of persons owning other contracts investing in the same funds. There is also the possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and participating qualified retirement plans or participants in such retirement plans.
     We currently do not foresee any disadvantages to you that would arise from the sale of fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of each fund will monitor events related to its fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various affiliated and unaffiliated insurance companies. In addition, the management of the funds will monitor the funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable.
     In the event of such a conflict, the management of the appropriate fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the variable account’s investment in such funds, as appropriate.
Voting Rights
     We determine the number of votes you may cast by dividing your Contract Value in a subaccount by the net asset value per share of the portfolio in which that subaccount invests. We determine the number of votes

41

available to you as of the same date that the fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio’s shareholders. We will solicit voting instructions by sending you written materials before the fund’s meeting in accordance with the fund’s procedures.
Third Party Administration Agreement
     We have entered into a Master Administration Agreement (the “Agreement”) with McCamish Systems, L.L.C. (registered and known as “McCamish Systems, LLC Insurance Administrators” in the State of California only) (“McCamish”), a limited liability company organized and existing under the laws of Georgia. McCamish has its principal business address at 6452 Powers Ferry Road, Third Floor, Atlanta, Georgia 30339. Under the Agreement, McCamish provides, at the Service Center, significant administrative services for the Contract and the Variable Account, including the processing of all premium payments, requests for transfers, partial withdrawals, and surrenders, and the calculation of accumulation unit values for each Contract and the variable account.
Safekeeping of Variable Account Assets
     We hold the title to the assets of the variable account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We and our agent, McCamish, maintain records of all purchases and redemptions of portfolio shares held by each of the subaccounts. Additional protection for the assets of the variable account is provided by a blanket fidelity bond issued by Federal Insurance Company to Farmers Group, Inc., providing coverage of $30,000,000 in the aggregate and $15,000,000 per occurrence (subject to a $1,000,000 deductible) for all officers and employees of Farmers Group, Inc.
Distribution of the Contracts
     We offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.
     FFS serves as the principal underwriter for the Contracts. FFS is a Nevada limited liability company and its home office is located at 30801 Agoura Road, Bldg. 1, Agoura Hills, California 91301. FFS is affiliated with Farmers through Farmers’ parent that provides management-related services to the parent companies of FFS. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates. FFS is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), and of the Securities Investor Protection Corporation. Currently, the Contracts are sold through FFS’ sales representatives who are appointed as our insurance agents.
     We pay commissions to FFS for sales of the Contracts by its sales representatives. FFS received sales commissions with respect to the Contracts in the following amounts during the periods indicated:

		Aggregate Amount of Commissions
Fiscal	Aggregate Amount of	Retained by FFS as
year	Commissions Paid to FFS*	Principal Underwriter
2005	$3,122,881.05	0
2006	$3,001,566.11	0
2007	$3,536,455.19	0

*	Includes sales compensation paid to registered persons of FFS.
     FFS passes through commissions it receives as principal underwriter and does not retain any portion of it in return for its services as principal underwriter for the Contracts. As a selling firm, FFS retained approximately $973,572 in commissions in 2007.
     We pay for certain of FFS’ operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of FFS: sales representative training materials; marketing materials and advertising expenses; and certain other expenses of distributing the Contracts. In addition, we contribute

42

indirectly to the deferred compensation for FFS’ sales representatives and managers. FFS’ sales representatives and their managers are also eligible for various cash benefits, such as production incentive bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we and our affiliates may provide jointly with FFS.
     We may pay FFS additional cash amounts for: (1) exclusively offering the Contracts; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for FFS’ sales representatives; and (4) other sales expenses incurred by them. We may make bonus payments to FFS based on aggregate sales or persistency standards.
Legal Matters
     Brian F. Kreger, Esq., Vice President, Corporate Secretary, and General Counsel, Farmers New World Life Insurance Company, has passed upon all matters relating to Washington law pertaining to the Contracts, including the validity of the Contracts and the Company’s authority to issue the Contracts.
Experts
     The financial statements of Farmers New World Life Insurance Company as of December 31, 2007 and 2006 and for each of the three years ended December 31, 2007 (prepared in conformity with accounting practices prescribed or permitted by the Office of the Insurance Commissioner of the State of Washington as described in Note 1 of the financial statements); the financial statements of Farmers New World Life Insurance Company as of December 31, 2006 and 2005 and for each of the three years ended December 31, 2006 (prepared in conformity with accounting principles generally accepted in the United States of America as described in Note 2 of the financial statements); and the financial statements of Farmers Annuity Separate Account A at December 31, 2007 and for each of the two periods ended December 31, 2007 included in this SAI have been so included in reliance on report of PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 1900, Seattle, Washington 98101, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
Other Information
     We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.
Financial Statements
     The audited statutory financial statements of Farmers New World Life Insurance Company as of December 31, 2007 and 2006 and for each of the three years ended December 31, 2007, prepared in accordance with accounting practices prescribed or permitted by the Office of the Insurance Commissioner of the State of Washington, which include the Report of Independent Auditors, are included in the SAI. Also included in the SAI are the audited financial statements of Farmers New World Life Insurance Company at December 31, 2006 and 2005 and for each of the three years ended December 31, 2006, prepared in conformity with accounting principles generally accepted in the United States of America, which include the Report of Independent Auditors. You should consider the financial statements of Farmers New World Life Insurance Company as bearing only upon our ability to meet our obligations under the Policies.
     The audited financial statements of Farmers Annuity Separate Account A as of December 31, 2007 and for the two periods then ended, as well as the Report of the Independent Registered Public Accounting Firm, are included in the SAI.

43

Index to Financial Statements
Farmers New World Life Insurance Company
Report of Independent Auditors
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2007 and 2006
Statutory Statements of Operations For the Years Ended December 31, 2007, 2006 and 2005
Statutory Statements of Changes in Capital and Surplus For the Years Ended December 31, 2007, 2006 and 2005
Statutory Statements of Cash Flows For the Years Ended December 31, 2007, 2006 and 2005
Notes to Financial Statements
Supplemental Schedule of Assets and Liabilities as of December 31, 2007 and For the Year Then Ended
Supplemental Summary Investment Schedule and Investment Risk Interrogatories as of December 31, 2007 and For the Year Then Ended
Farmers New World Life Insurance Company
Report of Independent Auditors
U.S. GAAP Balance Sheets as of December 31, 2006 and 2005
U.S. GAAP Statements of Income For the Years Ended December 31, 2006, 2005 and 2004
U.S. GAAP Statements of Comprehensive Income For the Years Ended December 31, 2006, 2005 and 2004
U.S. GAAP Statements of Stockholder’s Equity For the Years Ended December 31, 2006, 2005 and 2004
U.S. GAAP Statements of Cash Flows For the Years Ended December 31, 2006, 2005 and 2004
Notes to Financial Statements
Farmers Annuity Separate Account A
Report of Independent Registered Public Accounting Firm
Statement of Assets and Liabilities at December 31, 2007
Statement of Operations For the Period Ended December 31, 2007
Statements of Changes in Net Assets For the Periods Ended December 31, 2007 and 2006
Notes to Financial Statements

F-1

Farmers New World Life
Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statutory Financial Statements and
Supplemental Schedules
December 31, 2007 and 2006

Farmers New World Life Insurance Company
(a wholly owned subsidiary of Farmers Group, Inc.)
Index
December 31, 2007 and 2006

1

Report of Independent Auditors
To the Board of Directors and Stockholder of
Farmers New World Life Insurance Company:
We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Farmers New World Life Insurance Company (a wholly owned subsidiary of Farmers Group, Inc.) (the “Company”) as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years ended December 31, 2007, 2006 and 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Office of the Insurance Commissioner of the State of Washington, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are material; they are described in Note 1.
In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for the years ended December 31, 2007, 2006 and 2005.
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the years ended December 31, 2007, 2006 and 2005, on the basis of accounting described in Note 1.
Our audit was conducted for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2007 and for the year then ended are presented for purposes of additional analysis and are not a required part of the basic statutory financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2007 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the basic statutory financial statements and, in our opinion, are fairly stated in all material respects in relation to the basic statutory financial statements taken as a whole.
/s/ PricewaterhouseCoopers LLP
Seattle, Washington
April 18, 2008

2

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statutory Statements of Admitted Assets, Liabilities and
Capital and Surplus
December 31, 2007 and 2006

(in thousands of dollars)	2007	2006
Admitted Assets
Bonds, at amortized cost (market value of $5,172,116 and $5,402,582)	$5,199,748	$5,409,593
Preferred stocks, at cost or amortized cost (market value of $22,687 and $25,131)	23,576	25,324
Common stocks, at market (cost of $45,000 and $0)	28,524	—
Mortgage loans on real estate, net of allowance for uncollectible loans	74	160
Investment real estate
Properties held for the generation of income, net	58,761	60,614
Contract loans	263,006	255,399
Other invested assets	271,261	97,899
Cash, cash equivalents and short-term investments	387,224	440,595

Total cash and invested assets	6,232,174	6,289,584
Accrued investment income	62,786	65,643
Deferred and uncollected premiums	127,401	131,423
Other assets	43,591	54,068
Current federal income tax recoverable and interest thereon	23	2,271
Net deferred tax asset (Note 13)	29,525	15,365
Electronic data processing equipment, net of depreciation	101	84
Separate accounts	491,909	407,952

Total admitted assets	$6,987,510	$6,966,390

Liabilities
Aggregate reserves for life and annuity policies	$4,887,461	$4,866,983
Aggregate reserves for accident and health policies	652	481
Contract claims	43,117	41,796
Liability for deposit-type contracts	442,306	443,793
Funds held under coinsurance	27,670	25,387
General expenses due and accrued	27,012	22,847
Taxes, licenses, and fees due and accrued	5,592	5,415
Unearned investment income	619	661
Amounts withheld or retained by the Company as agent or trustee	766	799
Amounts held for agents’ account	6,409	6,122
Remittances and items not allocated	10,590	35,733
Asset valuation reserve (Note 3)	50,442	28,806
Interest maintenance reserve (Note 3)	28,426	36,282
Securities lending collateral liability	262,427	337,018
Other liabilities	60,857	37,763
Separate accounts	491,909	407,952

Total liabilities	6,346,255	6,297,838

Capital and Surplus
Common capital stock ($1 par value, 25,000,000 shares authorized; 6,600,000 shares issued and outstanding at December 31, 2007 and 2006, respectively)	6,600	6,600
Gross paid-in and contributed surplus	3,199	3,199
Unassigned surplus	631,456	658,753

Total capital and surplus	641,255	668,552

Total liabilities and capital and surplus	$6,987,510	$6,966,390

The accompanying notes are an integral part of these statutory financial statements.

3

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statutory Statements of Operations
Years Ended December 31, 2007, 2006 and 2005

(in thousands of dollars)	2007	2006	2005
Revenues
Premiums and annuity considerations	$647,297	$659,505	$653,524
Net investment income, excluding realized gains and losses	325,614	326,190	347,118
Amortization of interest maintenance reserve	5,232	6,771	9,155
Commissions and expense allowances on reinsurance ceded	109,596	77,241	65,902
Reserve adjustments on reinsurance ceded	(77,795)	(70,150)	(46,497)
Other	11,662	21,128	11,511

Total revenues	1,021,606	1,020,685	1,040,713

Benefits and expenses
Death and other benefits	223,837	196,900	189,814
Surrender benefits and other fund withdrawals	269,650	242,501	208,816
Interest on policy or contract funds	22,353	22,855	22,576
Increase in aggregate reserves	20,648	62,035	119,087
Commissions	97,469	93,863	89,891
General insurance expenses	171,636	150,611	133,906
Taxes, licenses, and fees	20,173	19,664	18,202
Increase in loading on deferred and uncollected premiums	455	1,657	3,021
Transfers to separate accounts	45,674	44,632	43,412
Aggregate write-ins for deductions	12,234	—	—

Total benefits and expenses	884,129	834,718	828,725

Net gain from operations before federal income taxes and realized capital gains	137,477	185,967	211,988

Federal income taxes	47,673	59,533	50,446

Net gain from operations before realized capital gains/(losses)	89,804	126,434	161,542

Net realized capital gains/(losses), less capital gains/(losses) taxes of $(3,881), $(6,615) and $3,976 and transfers to interest maintenance reserve of $(2,624), $(3,135) and $(1,521) at December 31, 2007, 2006 and 2005, respectively	8,141	15,765	13,745

Net income	$97,945	$142,199	$175,287

The accompanying notes are an integral part of these statutory financial statements.

4

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statutory Statements of Changes in Capital and Surplus
Years Ended December 31, 2007, 2006 and 2005

		Gross
	Common	Paid-In and		Total
	Capital	Contributed	Unassigned	Capital and
(in thousands of dollars)	Stock	Surplus	Surplus	Surplus
Balances at December 31, 2004	$6,600	$3,199	$1,084,782	$1,094,581
Net income	—	—	175,287	175,287
Change in net unrealized capital losses	—	—	(4,914)	(4,914)
Change in net deferred taxes	—	—	(4,968)	(4,968)
Change in nonadmitted assets	—	—	(23,312)	(23,312)
Change in asset valuation reserve	—	—	4,085	4,085
Change in surplus as a result of reinsurance	—	—	(6,863)	(6,863)
Dividend to stockholder	—	—	(610,500)	(610,500)
Aggregate write-ins for gains and losses in surplus	—	—	837	837

Balances at December 31, 2005	6,600	3,199	614,434	624,233

Net income	—	—	142,199	142,199
Change in net unrealized capital losses	—	—	(2,251)	(2,251)
Change in net deferred taxes	—	—	(15,412)	(15,412)
Change in nonadmitted assets	—	—	32,133	32,133
Change in asset valuation reserve	—	—	(5,730)	(5,730)
Change in surplus as a result of reinsurance	—	—	(6,620)	(6,620)
Dividend to stockholder	—	—	(100,000)	(100,000)

Balances at December 31, 2006	6,600	3,199	658,753	668,552

Net income	—	—	97,945	97,945
Change in net unrealized capital losses	—	—	6,234	6,234
Change in net deferred taxes	—	—	1,285	1,285
Change in nonadmitted assets	—	—	18,357	18,357
Change in asset valuation reserve	—	—	(21,636)	(21,636)
Change in surplus as a result of reinsurance	—	—	(4,482)	(4,482)
Dividend to stockholder	—	—	(125,000)	(125,000)

Balances at December 31, 2007	$6,600	$3,199	$631,456	$641,255

The accompanying notes are an integral part of these statutory financial statements.

5

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statutory Statements of Cash Flows
Years Ended December 31, 2007, 2006 and 2005

(in thousands of dollars)	2007	2006	2005
Cash from operations
Premiums collected net of reinsurance	$651,305	$659,841	$651,742
Net investment income	341,185	350,518	382,021
Miscellaneous income	121,258	98,369	77,412

Cash provided by operating activity	1,113,748	1,108,728	1,111,175

Benefits and loss related payments	599,755	521,714	473,691
Net transfers to separate accounts	49,715	50,205	48,765
Commissions, expenses paid and write-ins	290,826	270,716	232,566
Federal and foreign income taxes paid	41,544	56,419	55,164

Cash used in operating activities	981,840	899,054	810,186

Net cash from operations	131,908	209,674	300,989

Cash from investments
Bonds	1,070,566	1,122,070	1,389,830
Common and preferred stocks	15,777	39,584	63,224
Mortgage loans	86	266	838
Real estate	—	—	59,704
Other invested assets	8,360	7,037	490,532
Net gains on cash, cash equivalents and short-term investments	11,433	308	—
Miscellaneous proceeds	13,616	10,963	3,143

Cash provided by investing activities	1,119,838	1,180,228	2,007,271

Bonds	876,616	1,196,185	1,543,296
Common and preferred stocks	59,210	186	14,617
Real estate	611	1,389	11,449
Other invested assets	163,756	58,802	38,161
Miscellaneous applications	178	—	42,850

Cash paid for investing activities	1,100,371	1,256,562	1,650,373
Net increase (decrease) in contract loans and premium notes	7,607	(1,214)	1,308

Net cash from investments	11,860	(77,548)	358,206

Cash from financing and miscellaneous sources
Net (withdrawals) deposits on deposit-type contracts and other insurance liabilities	(1,915)	(13,405)	432
Dividend to stockholder	(125,000)	(100,000)	(610,500)
Other cash provided	(70,224)	35,992	204,938

Net cash paid for financing and miscellaneous sources	(197,139)	(77,413)	(405,130)

Net change in cash, cash equivalents and short-term investments	(53,371)	54,713	254,065
Cash, cash equivalents and short-term investments
Beginning of year	440,595	385,882	131,817

End of year	$387,224	$440,595	$385,882

The accompanying notes are an integral part of these statutory financial statements.

6

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
1.	Summary of Significant Accounting Policies

The Company

The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the “Company”), a wholly owned subsidiary of Farmers Group, Inc. (“FGI”), whose ultimate parent is Zurich Financial Services Group (“ZFS”). FGI has attorney-in-fact relationships with three inter-insurance exchanges: Farmers Insurance Exchange, Fire Insurance Exchange, and Truck Insurance Exchange (the “Exchanges” or the “P&C Group”).

In December 1988, BATUS Inc. (“BATUS”) a subsidiary of B.A.T. Industries p.l.c. (“B.A.T.”), acquired 100% ownership of FGI and its subsidiaries for approximately $5,212,619,000 in cash, including related expenses, through its wholly owned subsidiary, BATUS Financial Services. Immediately thereafter, BATUS Financial Services was merged into FGI.

In September 1998, the financial services businesses of B.A.T., which included the Company, were merged with Zurich Insurance Company (“ZIC”). The business of ZIC and the financial services businesses of B.A.T. were transferred to Zurich Group Holding (“ZGH”), formerly known as ZFS, a Swiss company with headquarters in Zurich, Switzerland.

Nature of Operations

The Company concentrates its sales activities in the individual life insurance and annuity markets. Principal lines of business include traditional whole life, universal life and variable universal life, as well as term life insurance products. Additionally, the Company offers flexible and single premium deferred annuities, single premium immediate annuities, and variable annuity products. In October 2007, the Company introduced a new universal life product, Farmers EssentialLife Universal Life.

The Company and the Exchanges operate using federally registered trade names, including Farmers Insurance Group of Companies, Farmers Insurance Group, Farmers, Farmers New World Life and Farmers Life. The Company and the Exchanges distribute their respective insurance products through a common network of direct writing agents and district managers. As of December 31, 2007, this network consisted of approximately 14,400 direct writing agents and approximately 510 district managers, each of whom is an independent contractor.

Each agent is required to first submit business to the insurers in the Farmers Insurance Group of Companies within the classes and lines of business written by such insurers.

The Company is currently licensed in 49 states and the District of Columbia.

Business Risks

The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to what, if any, future legislation might be enacted, or if enacted, whether such legislation would include provisions with possible negative effects on the Company’s life, accident and health or annuity products.

7

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Office of Insurance Commissioner of the State of Washington (“OIC”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basis of Presentation

The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the OIC.

The OIC recognizes only statutory accounting practices prescribed or permitted by the State of Washington for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Washington Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Washington. The OIC has adopted certain prescribed accounting practices which differ from those found in NAIC SAP. Specifically, the requirement to nonadmit investments in foreign countries with certain sovereign debt ratings as stated in the Revised Code of Washington (“RCW’) 48.13.180. The NAIC SAP does not specifically address the accounting for these types of investments. The Commissioner of Insurance of the OIC has the right to permit other specific practices which deviate from prescribed practices.

A reconciliation of the Company’s capital and surplus between NAIC SAP and practices prescribed and permitted by the OIC is shown below as of December 31, 2007 and 2006. The nonadmission of foreign investments did not have an impact on net income.

	2007		2006
	State		State
	Prescribed		Prescribed
(in thousands of dollars)	Practice	NAIC SAP	Practice	NAIC SAP
Admission of foreign investments	$—	$5,062	$—	$5,071

Nonadmission of foreign investments	$5,062	$—	$5,071	$—

Statutory capital and surplus	$641,255	$646,317	$668,552	$673,623

The book value of admitted foreign investments as of December 31, 2007 and 2006 was approximately $441,784,000 and $390,954,000, respectively.
The Company had adopted a permitted practice which differs from those found in the RCW as of December 31, 2007; specifically, the requirement to nonadmit real property in excess of limitations as stated in the RCW 48.13.170. With explicit permission of the Commissioner of Insurance of the OIC, the Company held real estate as admitted assets beyond the stated limitations. The book value of the real estate as of December 31, 2007 and 2006 was approximately $3,592,000 and $3,673,000, respectively.

8

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
Statutory accounting practices differ from accounting principles generally accepted in the United States of America (“GAAP”) in the following respects:
Investments
Investments in bonds are stated at amortized cost or at values required by the NAIC. Under GAAP, bonds are carried at fair market value or amortized cost based upon management’s intent as to whether bonds are available for sale or will be held until maturity.
Fair values of investments in bonds and preferred stocks are based on values specified by the NAIC, where available, rather than on actual market values or estimated fair values. Changes between cost and admitted asset investment amounts are credited and charged directly to unassigned surplus rather than net of amortization and tax, to a separate component of stockholder’s equity and other comprehensive income.
Asset Valuation Reserve
The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults, and is reported as a liability with changes recorded directly to unassigned surplus. Under GAAP, no such liability is established.
Interest Maintenance Reserve
An interest maintenance reserve (“IMR”) is provided as required by the NAIC in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by GAAP.
Life Policy and Contract Reserves

Life policy and contract reserves under statutory accounting practices are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience.
GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing management’s best estimate of mortality, interest, and withdrawals prevailing when the policies were sold; for interest sensitive products, the GAAP policy reserve is determined using the retrospective deposit method and is equal to the policy fund balance, before surrender charges.
Acquisition Costs
Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products.
Recognition of Revenue and Related Expenses
Under statutory accounting practices, premiums are recognized as revenues when due. For GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges, and surrender charges assessed against policyholder account balances

9

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under statutory accounting practices, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve.
Reinsurance
Reinsurance reserves and reinsurance recoverable on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively. Under GAAP, these reinsured amounts are reflected as an asset.
Federal Income Taxes
Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred income tax assets and liabilities are recognized as adjustments to surplus. Deferred tax assets are admitted to the extent they meet specific criteria but are limited to the amount of gross deferred tax assets expected to be realized within one year of the balance sheet date, or a maximum of 10% of statutory capital and surplus as required to be shown on the statutory balance sheet of the reporting entity for its most recently filed statement with the domiciliary state commissioner adjusted to exclude any admitted net deferred tax assets, electronic data processing equipment and operating system software and any net positive goodwill. Under GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity. Additionally, under GAAP, deferred income tax assets are reduced by a valuation allowance if it is more likely than not than some portion or all of the deferred tax assets will not be realized.
Nonadmitted Assets
Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for GAAP purposes.
Statement of Cash Flows
The statutory basis statement of cash flows is presented as required and differs from the GAAP presentation.

10

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
Reconciliation of Statutory Basis to GAAP Basis Accounting
A reconciliation of the Company’s statutory net income to GAAP net income and statutory capital and surplus to GAAP shareholder’s equity for the years ended December 31, 2007, 2006 and 2005 is as follows:

(in thousands of dollars)	2007	2006	2005
Capital and Surplus
As reported on a statutory basis	$641,255	$668,552	$624,233
Total adjustments	969,101	874,328	900,636

As reported on a GAAP basis	$1,610,356	$1,542,880	$1,524,869

(in thousands of dollars)	2007	2006	2005
Income Statement
As reported on a statutory basis	$97,945	$142,199	$175,287
Total adjustments	91,195	12,233	(3,355)

As reported on a GAAP basis	$189,140	$154,432	$171,932

Separate Accounts
The Company issues variable universal life (“VUL”) and deferred variable annuity contracts. The assets and liabilities held for VUL, Accumulator VUL, and deferred variable annuity contracts are held in the Separate Accounts (the “Accounts”), which are legally segregated from the general assets of the Company. As of December 31, 2007, there were 37 sub-accounts available for the initial variable annuity and variable universal life products, 23 sub-accounts available for the Accumulator VUL product. The sub-accounts invest in underlying mutual fund portfolios. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that same portfolio. The deposits collected for variable contracts are invested at the direction of the contract holders in the sub-accounts that comprise the Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value, the contract holders bear the investment risk that the sub-accounts may not meet their stated objectives.
The assets of the Accounts are carried at fair value. The Accounts’ liabilities represent the contract holders’ claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Accounts accrue directly to the contract holders and, therefore, are not included in the Company’s statutory statements of operations. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company.
Aggregate Reserves for Life and Annuity Policies
Life reserves are based on mortality tables approved by the NAIC using statutory specified interest rates and valuation methods that provide, in the aggregate, reserves that are greater than or equal to the minimum required by the OIC.

11

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
•	Reserves for life insurance are based on the American Experience, 1941, 1958, 1980 or 2001 Commissioner’s Standard Ordinary (“CSO”) and Commissioners Extended Term (“CET”) mortality tables with interest rates from 2.25% to 6.00%. For certain term insurance plans issued on or after January 1, 2000, the Company calculates deficiency reserves using valuation mortality rates representative of actual Company experience, as permitted by the Valuation of Life Insurance Policies Model Regulation of the NAIC.

•	Reserves for deferred annuities, including variable annuities, are based on 1971 Individual Annuity Mortality (“IAM”), 1983 Table A, Annuity 2000, or 1994 Guaranteed Minimum Death Benefit mortality tables with interest rates from 3.00% to 7.25%.

•	Reserves for equity-indexed annuities are based on 1983 Table A or Annuity 2000 mortality tables with interest rates from 4.50% to 5.75%.

•	Reserves for immediate annuity contracts, other than structured settlements, are based on the Annuity Table for 1949, 1971 IAM, 1983 Table A or Annuity 2000 mortality tables with interest rates from 3.00% to 4.50%.

•	Reserves for structured settlement annuities are based on the 1983 Table A mortality table with interest rates from 4.75% to 7.00%. The reserves held for structured settlement annuity contracts with a substandard rating are based on a rated age approach and are compliant with the approach specified by Actuarial Guideline 9A of the NAIC.
The Company waives deduction of deferred fractional premiums upon the death of the insured. For all plans, with the exception of its universal life plans, any portion of the final premium beyond the month of death is returned. For universal life plans, premiums beyond the date of death are not refunded. Surrender values are not promised in excess of the legally computed reserves.
For certain universal life policies, reserves for substandard lives are not separately identified and are calculated in the aggregate. For all other policies, substandard lives are charged an extra premium plus the regular gross premium for the actual issue age or, in some cases, for the rated issued age. Mean reserves are determined by computing the regular mean reserve for the plan based on the actual or rated age and holding, in addition, one-half of the annualized substandard extra premium charge. The reserves held for structured settlement annuity contracts with a substandard rating are based on a rated age approach.
As of December 31, 2007 and 2006, the Company had approximately $11,973,696,000 and $12,752,594,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the OIC. The Company does not utilize anticipated investment income as a factor in the premium deficiency calculation.
For tabular interest on annuities involving life contingencies, the tabular less actual reserve released, and the tabular cost have been determined by formula. For annuities and other deposits not involving life contingencies the tabular interest was determined by one of the following methods: 1) serially using the actual interest credited to funds on deposit for the year, or 2) estimated in the aggregate from the beginning and the ending balances, assuming a uniform distribution of cash flows during the year, and the average statutory valuation interest rate.

12

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
Unpaid Loss/Claim Adjustment Expenses
The Company accrues an operating expense for the cost of settling benefit claims incurred in the current period, with settlement in future periods. The estimate is based upon the time duration of expected transactions and the total expected costs of settlement, including overhead expenses for each transaction. The balance in the liability for the unpaid loss/claim adjustment expense as of December 31, 2007 and 2006 was approximately $764,000 and $410,000, respectively.
Reinsurance
Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.
Investments
Investments are valued as prescribed by the NAIC and as required by the OIC. All security transactions are recorded on a trade date basis. Investments are recorded on the following bases:
•	Bonds — at cost, adjusted for amortization of premium or discount. Bonds with NAIC designations of 6 are reported at the lower of amortized cost or fair value. Discount or premium on bonds is amortized using the interest method on a retrospective basis. A yield to worst amortization method is used to take into consideration any bond call or sinking fund feature. Loan-backed securities are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method except for high-risk securities, which use the prospective method. The Company uses the retrospective method and has elected to use book value as of January 1, 1994, as the cost for loan-backed securities purchased prior to January 1, 1994, where historical cash flows are not readily available.

•	Preferred stocks — at cost, or amortized cost. Preferred stocks with NAIC designations of 1 through 3 with characteristics of debt securities are reported at cost or amortized cost. Preferred stocks with NAIC designations of 1 to 3 with characteristics of equity securities are reported at cost. All other preferred stocks are reported at the lower of cost, amortized cost or fair market value.

•	Common stocks — The Company has sole ownership in a subsidiary, Leschi Life Assurance Company, which was capitalized on January 2, 2007. It is accounted for under the equity method.

•	Mortgage loans — at the aggregate unpaid balance. The Company measures impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral, if the loan is collateral dependent. The Company had no impaired loans as of December 31, 2007 and 2006. The maximum percentage of any one loan to the value of the security at the origination date of the loan is 75%.

13

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
•	Real estate, including related improvements — at the lower of depreciated cost or market. Depreciation is provided on a straight-line basis over 30 years, which is the estimated life of the properties. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Accumulated depreciation for real estate as of December 31, 2007 and 2006 was approximately $21,762,000 and $16,651,000, respectively. Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to the estimated fair value with the impairment loss being included in realized losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. No impairments were realized in 2007 and 2006. Impairments taken as of December 31, 2005 were $1,259,000.

Real estate held for the production of income is appraised at least once every five years.

•	Contract loans — at unpaid balances, not in excess of policy cash surrender value.

•	Other invested assets — These balances consist of the Company’s investment in joint ventures, hedge funds, partnerships and call options.
•	Joint ventures, hedge funds and partnerships — The Company’s investment in joint ventures, hedge funds and partnerships are reported based upon the Company’s proportionate share of the underlying equity of the investee with changes in value being recorded as a component of net unrealized gains or losses in surplus.

•	Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) call options are purchased as economic hedges against the interest liabilities generated on the equity-indexed annuity products. These call options are carried at estimated fair value based on stock price, strike price, time to expiration, interest rates, dividends, and volatility using the methodology of the Black-Scholes option pricing formula. Unrealized gains and losses resulting from changes in the estimated fair value of the call options are recorded as unrealized gains or losses. Premiums paid on S&P 500 call options are amortized to net investment income over the term of the contracts. The call options effectively hedge the annuity contracts since they are both purchased and sold with identical parameters. The annuities were written based on a 7-year investment term, absent early termination by participants. Therefore, the anticipated hedge transaction (i.e. payment of interest to the policyholder at the end of the investment term and maturity of the S&P 500 call option) for each annuity is generally expected to occur in 7 years or less.

• Short-term investments — at cost or amortized cost.
Realized gains and losses on sales of investments, recognized in the statement of operations, are determined based on one of the following: 1) net book value of individual investment, or 2) the cost of the individual security. The unrealized gains or losses on common stocks and preferred stocks are accounted for as direct increases or decreases in statutory unassigned surplus, and have no effect on the statement of operations.
Changes in interest rates have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the fair value of fixed income

14

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
investments. If a decline in the fair value of an individual investment is considered to be other than temporary, the difference between amortized book value or original cost and fair value is recorded as a realized investment loss. Fair value is based on NAIC designated values or quoted market prices.

Investment Income Due and Accrued

Investment income due and accrued with amounts over 90 days past due is nonadmitted. Nonadmitted investment income due and accrued that was excluded from surplus as of December 31, 2007 and 2006 was $74,000 and $0, respectively.

Federal Income Taxes

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred income tax assets and liabilities are recognized as adjustments to surplus. Deferred tax assets are admitted to the extent they meet specific criteria but are limited to the amount of gross deferred tax assets expected to be realized within one year of the balance sheet date or a maximum of 10% of statutory capital and surplus as required to be shown on the statutory balance sheet of the reporting entity for its most recently filed statement with the domiciliary state commissioner adjusted to exclude any admitted net deferred tax assets, electronic data processing equipment and operating system software and any net positive goodwill.

Leases

The Company has a long-term lease commitment with options to renew at the end of the lease period. Operating lease payments are charged to the income statement in the period in which they are incurred. Rental expense for 2007, 2006 and 2005 was approximately $2,834,000, $2,834,000 and $63,000, respectively. See Note 15 for discussion of lease commitments.

Death, Disability and Other Benefits

Death and disability benefits represent the estimated ultimate net cost of all reported and unreported claims incurred through year end. Such estimates are based on projections applied to historical claim payment data.

Electronic Data Processing Equipment

Depreciation on electronic data processing equipment, an admitted asset, is calculated using the straight-line basis over 3 years. Accumulated depreciation on electronic data processing equipment as of December 31, 2007 and 2006 was approximately $1,688,000 and $1,764,000, respectively.

Depreciation expense on admitted assets was approximately $40,000, $112,000 and $106,000 for each year ended December 31, 2007, 2006 and 2005, respectively, and has been included with general expenses.

Financial Instruments and Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash, investments, and reinsurance receivables and payables.

The Company cedes insurance risk to various A.M. Best rated reinsurance companies rated A- or better by A.M. Best. The Company’s management reviews the financial strength of its reinsurers at the inception of a reinsurance contract and periodically thereafter, for the purpose of assessing the financial ability of the reinsurers to perform. Management believes that its reinsurers have the financial strength to perform on their financial obligations.

15

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
The Company places its cash with high credit quality institutions. At times, such amounts may be in excess of the FDIC insurance limits. Management believes that risk with respect to these balances is minimal, due to the high credit quality of the depositories.

Change in Valuation Basis

There were no changes in reserves on account of a change in valuation basis for the years ended December 31, 2007 or 2006.

Statements of Cash Flows

For purposes of the statement of cash flows, cash and short-term investments include cash and investments, principally money market funds, with remaining maturities at date of purchase of 12 months or less.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year’s presentation. These reclassifications have no effect on net income or capital and surplus as previously reported.

2.	Investments

The components of investment income by type of investment for the years ended December 31, 2007, 2006 and 2005 are as follows:

(in thousands of dollars)	2007	2006	2005
Bonds	$296,678	$301,542	$301,070
Preferred stocks	1,366	1,666	1,228
Common stocks	—	74	875
Mortgage loans on real estate	10	24	84
Investment real estate	7,426	10,469	13,807
Contract loans	19,493	19,403	19,191
Surplus note and certificates of contribution	—	—	23,504
Short-term investments	3,898	4,372	1,491
Other	11,440	5,445	2,431

Gross investment income	340,311	342,995	363,681

Less: Investment expenses	(14,697)	(16,805)	(16,563)

Net investment income	$325,614	$326,190	$347,118

In 2007, 2006 and 2005, the Company’s investment expense included fees of approximately $377,000, $422,000 and $655,000, respectively, to its parent company, FGI.

In 2007, 2006 and 2005, the Company’s investment expenses included fees of approximately $1,464,000, $1,510,000 and $1,889,000, respectively, to Deutsche Asset Management.

In 2007, 2006 and 2005, the Company’s investment expenses included fees of approximately $212,000, $241,000 and $149,000, respectively, to Zurich Investment Services.

In 2007, 2006 and 2005, the Company’s investment expenses included fees of approximately $1,586,000, $1,406,000 and $1,441,000, respectively, to Zurich Group Investments.

16

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
In 2007, 2006 and 2005, the Company’s investment expenses included fees of approximately $176,000, $0 and $0, respectively, to Zurich Alternative Asset Management.

In 2007, 2006 and 2005, the Company’s investment expenses included fees of approximately $432,000, $346,000 and $294,000, respectively, to Prudential Private Placement Investors, L.P.

In 2007, 2006 and 2005, the Company’s investment expenses included fees of approximately $352,000, $487,000 and $114,000, respectively, to BlackRock, Inc.

Realized Gains and Losses

Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities. Realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 are as follows:

(in thousands of dollars)	2007	2006	2005
Bonds	$(3,770)	$(4,091)	$724
Preferred stocks	(171)	1,140	60
Common stocks	—	6,694	9,867
Short-term investments	(3)	(46)	—
Investment real estate	1,646	1,602	5,599
Other	3,934	716	(50)

	1,636	6,015	16,200

Transfer to interest maintenance reserve	2,624	3,135	1,521
Add: Tax benefit (expense) on net realized losses (gains)	3,881	6,615	(3,976)

	$8,141	$15,765	$13,745

Impairment losses for the years ended December 31, 2007, 2006 and 2005 are as follows:

(in thousands of dollars)	2007	2006	2005
Bonds	$—	$(193)	$(834)
Investment real estate	—	—	(1,259)

	$—	$(193)	$(2,093)

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a monthly basis, identifies securities in an unrealized position that could potentially be other-than-temporarily impaired.

The Company believes that the prices of the securities in the sectors identified in the following tables were temporarily depressed as of December 31, 2007 and 2006, due to the issuers continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, and management’s intent and ability to hold these securities for a period of time sufficient to allow for the recovery of any unrealized loss.

17

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
Unrealized Gains and Losses on Common Stock and Nonredeemable Preferred Stock

Gross unrealized gains and losses pertaining to common stock and nonredeemable preferred stock as of December 31, 2007 and 2006 are as follows:

(in thousands of dollars)	Gains	Losses	Net
2007
Common stock
Industrial and miscellaneous (affiliated)	$—	$(16,476)	$(16,476)

Total common stock	$—	$(16,476)	$(16,476)

2006
Nonredeemable preferred stock
Industrial and miscellaneous (unaffiliated)	$—	$(266)	$(266)

Total nonredeemable preferred stock	$—	$(266)	$(266)

Unrealized Gains and Losses on Bonds and Redeemable Preferred Stocks

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of bonds and preferred stocks as of December 31, 2007 and 2006 are as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands of dollars)	Cost	Gains	Losses	Value
2007
Bonds
U.S. governments	$127,139	$5,087	$(8)	$132,218
Debt securities issued by foreign government	699	21	—	720
Political subdivisions of states, territories and possessions (direct and guaranteed)	4,170	405	—	4,575
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	903,862	21,282	(6,699)	918,445
Public utilities (unaffiliated)	313,565	1,990	(7,640)	307,915
Industrial and miscellaneous (unaffiliated)	3,850,313	53,022	(95,092)	3,808,243

Total bonds	5,199,748	81,807	(109,439)	5,172,116

Redeemable preferred stocks
Industrial and miscellaneous (unaffiliated)	23,576	251	(1,140)	22,687

Total redeemable preferred stocks	23,576	251	(1,140)	22,687

Total bonds and redeemable preferred stocks	$5,223,324	$82,058	$(110,579)	$5,194,803

18

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands of dollars)	Cost	Gains	Losses	Value
2006
Bonds
U.S. governments	$215,285	$3,822	$(689)	$218,418
Political subdivisions of states, territories and possessions (direct and guaranteed)	4,415	459	—	4,874
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	1,001,294	13,953	(16,556)	998,691
Public utilities (unaffiliated)	292,925	1,192	(7,606)	286,511
Industrial and miscellaneous (unaffiliated)	3,895,674	52,635	(54,221)	3,894,088

Total bonds	5,409,593	72,061	(79,072)	5,402,582

Redeemable preferred stocks

Public utilities	3,262	238	—	3,500
Industrial and miscellaneous (unaffiliated)	9,993	—	(165)	9,828

Total redeemable preferred stocks	13,255	238	(165)	13,328

Total bonds and redeemable preferred stocks	$5,422,848	$72,299	$(79,237)	$5,415,910

Unrealized Losses on Fixed Maturities and Equity Securities

Estimated fair value and gross unrealized losses of fixed maturities and equity securities as of December 31, 2007 and 2006 were as follows:

	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		12 Months or Greater
	Estimated	Unrealized	Estimated	Unrealized
(in thousands of dollars)	Fair Value	Losses	Fair Value	Losses
2007
Fixed maturities
Bonds
U.S. governments	$—	$—	$2,224	$(8)
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	25,965	(304)	266,318	(6,395)
Public utilities (unaffiliated)	35,667	(882)	176,040	(6,758)
Industrial and miscellaneous (unaffiliated)	508,047	(27,360)	1,590,237	(67,732)

Total bonds	569,679	(28,546)	2,034,819	(80,893)

Redeemable preferred stocks
Industrial and miscellaneous (unaffiliated)	15,302	(1,140)	—	—

Total redeemable preferred stocks	15,302	(1,140)	—	—

Total fixed maturities	$584,981	$(29,686)	$2,034,819	$(80,893)

Equity securities
Industrial and miscellaneous (affiliated)	$28,524	$(16,476)	$—	$—

Total equity securities	$28,524	$(16,476)	$—	$—

19

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006

	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		12 Months or Greater
	Estimated	Unrealized	Estimated	Unrealized
(in thousands of dollars)	Fair Value	Losses	Fair Value	Losses
2006
Fixed maturities
Bonds
U.S. governments	$101,893	$(661)	$2,449	$(28)
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	117,028	(878)	367,978	(15,678)
Public utilities (unaffiliated)	86,270	(959)	160,608	(6,647)

Industrial and miscellaneous (unaffiliated)	882,142	(14,484)	1,495,494	(39,737)

Total bonds	1,187,333	(16,982)	2,026,529	(62,090)

Redeemable preferred stocks
Industrial and miscellaneous (unaffiliated)	—	—	9,828	(165)

Total redeemable preferred stocks	—	—	9,828	(165)

Total fixed maturities	$1,187,333	$(16,982)	$2,036,357	$(62,255)

Equity securities
Industrial, miscellaneous and all other (unaffiliated)	$—	$—	$11,803	$(266)

Total equity securities	$—	$—	$11,803	$(266)

As of December 31, 2007, fixed maturities represented more than 86% of the Company’s total unrealized loss amount, which was comprised of 390 securities. The remaining portion of the Company’s total unrealized loss amount was attributed to one equity security and other invested assets. The Company held 6 securities that were in an unrealized loss position in excess of 20%.

Fixed maturities in an unrealized loss position for less than 12 months were comprised of 115 securities, of which 27.9%, or $8,287,000, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities with an unrealized loss of approximately $80,893,000 for 12 months or more as of December 31, 2007 were comprised of 278 securities. The decline in market value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any bond holdings with unrealized losses have a credit rating below investment grade for 12 consecutive months. If a fixed maturity security is deemed other-than-temporarily impaired, then the security’s book value basis is written down to current market value with the Company recognizing an impairment loss in current period’s earnings.

Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired as of December 31, 2007.

There was one equity security in an unrealized loss position for less than 12 months as of December 31, 2007. There were no equity securities in an unrealized loss position for 12 months or

20

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
more as of December 31, 2007. A variety of data is reviewed, including the aging and severity of unrealized losses and deviations in market prices between months. If an equity security is deemed other-than-temporarily impaired, then the security’s book value is written down to current market value with the Company recognizing an impairment loss in its current year statement of income. The Company considers the unrealized losses associated with these securities to be temporary.

Maturities of Bonds and Preferred Stocks

The amortized cost and estimated fair value of bonds and preferred stocks, by contractual maturity, at December 31, 2007 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

		Estimated
	Amortized	Fair
(in thousands of dollars)	Cost	Value
Due in 1 year or less	$131,475	$140,954
Due after 1 year through 5 years	699,248	703,103
Due after 5 years through 10 years	1,202,143	1,180,159
Due after 10 years	1,028,882	1,005,329

	3,061,748	3,029,545

Mortgage-backed securities	2,138,000	2,142,571
Preferred stocks	23,576	22,687

	$5,223,324	$5,194,803

Sales of Bonds and Preferred Stocks

The gross gains, gross losses and proceeds from sales and impairments on bonds and preferred stocks for the years ended December 31, 2007, 2006 and 2005 are as follows:

	Gross	Gross
(in thousands of dollars)	Gains	Losses	Proceeds
2007
Bonds	$7,946	$(11,716)	$1,070,566
Preferred stocks	5	(176)	15,777

	$7,951	$(11,892)	$1,086,343

2006
Bonds	$5,988	$(10,079)	$1,122,070
Preferred stocks	1,140	—	11,726

	$7,128	$(10,079)	$1,133,796

2005
Bonds	$18,842	$(17,202)	$803,305
Preferred stocks	61	(1)	1,021

	$18,903	$(17,203)	$804,326

Bonds with an amortized cost of approximately $3,926,000 and $3,927,000 were on deposit with regulatory authorities at December 31, 2007 and 2006, respectively, to satisfy regulatory requirements. The fair value of these securities was approximately $4,306,000 and $4,135,000 as of December 31, 2007 and 2006, respectively.

21

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
The Company holds a $75,000,000 Mount Rosa/Mount Evans bond; at par, as issued by the Mount Rosa 1 LTD, an Isle of Man exempted company, and Mount Evans Funding Limited Liability Company, a Delaware limited liability company. Both Mount Rosa 1 LTD and Mount Evans Funding Limited Liability Company are not affiliated companies; however, in this special purpose vehicle bond, ZIC, an affiliated company, provides the underlying financial guarantee of interest, and American International Group, Inc., an unaffiliated company, provides the underlying guarantee of principal. The bond maturity date is December 27, 2031. The coupon rate for this bond is 7.24% and interest is paid semi-annually.

On July 11, 2003, the Company acquired an additional $15,000,000 Mount Rosa/Mount Evans bond at par. The bond maturity date is July 17, 2033. The coupon rate for this bond is 6.15% and interest is paid semi-annually. The Company earned approximately $6,353,000, $6,335,000 and $6,335,000 of interest income in 2007, 2006 and 2005, respectively. The total market value of the bonds was approximately $99,628,000 and $95,197,000 as of December 31, 2007 and 2006, respectively.

3.	Statutory Investment Valuation Reserves

The tables below present changes in the major elements of the AVR and the IMR:

(in thousands of dollars)	AVR	IMR
Balances as of December 31, 2005	$23,076	$46,188
Realized investment gains (losses), net of tax	7,076	(3,135)
Amortization of net investment gains	—	(6,771)
Unrealized investment gains, net of deferred tax	(3,309)	—
Basic contribution	3,909	—
Reserve objective over accumulated balances at 20%	(551)	—
Adjustment down to maximum/up to zero	(1,395)	—

Balances as of December 31, 2006	28,806	36,282

Realized investment gains (losses), net of tax	3,688	(2,624)
Amortization of net investment gains	—	(5,232)
Unrealized investment gains, net of deferred tax	34,937	—
Basic contribution	3,956	—
Reserve objective over accumulated balances at 20%	(4,955)	—
Adjustment down to maximum/up to zero	(15,990)	—

Balances as of December 31, 2007	$50,442	$28,426

The AVR requires reserves for default risk on bonds and preferred stocks, common stocks, mortgage loans on real estate and other investments. The IMR is designed to capture the realized gains and losses which result from changes in the overall level of interest rates and amortize such into income over the approximate remaining life of the investments sold. Changes in the AVR have been applied directly to unassigned surplus. Investment gains and losses, net of tax, added to the IMR are amortized to income over the remaining life of the investments sold.

4.	Fair Value of Financial Instruments

The fair value of financial instruments, to include assets and liabilities recognized or not recognized in the balance sheets, for which it is practicable to estimate fair value, are based on quoted market

22

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
prices. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flows or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Certain insurance liabilities and other non-financial instruments have been excluded, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

The estimated carrying values and fair values of the Company’s financial instruments as of December 31, 2007 and 2006 are as follows:

	2007		2006
	Carrying	Estimated	Carrying	Estimated
(in thousands of dollars)	Value	Fair Value	Value	Fair Value
Assets
Bonds	$5,199,748	$5,172,116	$5,409,593	$5,402,582
Preferred stocks	23,576	22,687	25,324	25,131
Common stocks	28,524	28,524	—	—
Mortgage loans	74	83	160	167
Contract loans	263,006	263,006	255,399	255,399
Joint ventures and partnerships	266,818	290,317	93,491	119,199
S&P 500 call options	4,443	4,443	4,408	4,408
Cash, cash equivalents and short-term investments	387,224	387,224	440,595	440,595
Separate accounts	491,909	491,909	407,952	407,952

Liabilities
Deferred annuities	1,684,556	1,642,227	1,772,669	1,720,673
Securities lending collateral liability	262,427	262,427	337,018	337,018
Separate accounts	491,909	491,909	407,952	407,952

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2007 and 2006:
Bonds, preferred stocks, and common stocks

The estimated fair values of bonds, preferred stocks, and common stocks are valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). In those instances where fair value is not available from the SVO then fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of market value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.

23

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
Mortgage loans

The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality, and average maturity of the composite portfolio.

Contract loans

The carrying amounts of these items are a reasonable estimate of their fair market values because interest rates are generally variable and based on current market rates.

Joint ventures and partnerships

The estimated fair value of the joint ventures is based on financial information received from the partnership management.

S&P 500 call options

The Black-Scholes option pricing formula is a reasonable valuation method in estimating the fair market value of the S&P 500 call options.

Cash, cash equivalents and short-term investments

The carrying amounts of these items are a reasonable estimate of their fair value.

Deferred annuities

The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

Securities lending

The estimated fair value of the securities lending collateral liability is valued in accordance with the value of the underlying investment holding, which are primarily bonds.

Separate accounts

Amounts are carried at market value of the underlying funds for financial statement purposes.

5.	Investment in Joint Ventures and Partnerships

The Company’s investments in joint venture and partnership interest amounted to approximately $266,818,000 and $93,491,000 as of December 31, 2007 and 2006, respectively.

In 2005, the Company committed to investing $150,300,000 in U.S. real estate investment trusts (“REITs”) and partnerships. As of December 31, 2007, approximately $120,596,000 has been funded with a remaining commitment of $29,704,000.

6.	Surplus Note and Certificates of Contribution of Affiliates

As of December 31, 2007, 2006 and 2005, the Company held no investments in surplus notes or certificates of contribution from any affiliated entities. During 2005, the Company owned one affiliated surplus note and two affiliated certificates of contribution.

Conditions that governed repayment of any amounts by the affiliates were outlined in the surplus note and certificates of contribution. Generally, terms required that repayment may be made only when the surplus balance of the issuer reached a specified level and then only after approval was

24

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
granted by the issuer’s governing Board and the appropriate state insurance regulatory department.

Interest received from the surplus note, certificates of contribution, and promissory notes totaled approximately $0, $0 and $29,412,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

7.	Related Parties

On January 2, 2007, the Company formed Leschi Life Assurance Company (“Leschi”), a wholly owned subsidiary. Leschi is a special purpose financial captive organized and incorporated under the laws of the State of South Carolina. The incorporation of subsidiary Leschi did not have a significant impact on the Company’s financial statements as of December 31, 2007.

On December 1, 2006, the Company’s parent, FGI, and an affiliate, Zurich North American (“ZNA”), formed a new entity called ZFUS Services, LLC (“ZFUS”), a wholly owned subsidiary of Zurich Holding Company of America, Inc. ZFUS was organized to provide transactional and administrative support services to FGI, its subsidiary, and other North American Zurich affiliates. There was no significant impact to the Company’s financial statements as of December 31, 2007.

On November 1, 2005, the Company acquired three properties valued at $42,579,000 and formed WVGRR Properties LLC, a real estate holding company wholly owned by the Company. In exchange, the Company paid cash in the amount of $18,195,000 and also assumed the debt on the three properties in the amount of $24,384,000. As of December 31, 2007, the statement value for WVGRR Properties LLC is $17,468,000.

The Company entered into a modified coinsurance agreement (the “Agreement”) on December 1, 2003 with Kemper Investors Life Insurance Company (“KI”), an affiliate. KI is an Illinois domiciled stock life insurance company ultimately owned by ZFS. Initially, the Company ceded to KI all existing Non-Qualified Individual Flexible Payment Deferred (“NQ-FPDA”) and Non-Qualified Individual Single Premium Deferred (“NQ-SPDA”) annuities, totaling approximately 36% of the Company’s annuity business in-force as of December 1, 2003. In exchange, the Company received an initial commission of approximately $36,500,000. The tax effect of this initial ceding commission was recorded in the commissions and expense allowances on reinsurance ceded line item in the 2003 statement of operations. The remaining net tax effect of this initial ceding commission was recorded as an aggregate write-in to surplus for the year ended December 31, 2003. In subsequent years as the profits emerge on the Agreement, the remaining net tax effect of this initial ceding commission is recognized into income in the statement of operations with a corresponding decrease in the change in surplus as a result of reinsurance line item on the statement of changes in capital and surplus. No portion of the assets constituting the consideration is being ceded to KI. Subsequent new issues of NQ-FPDA and NQ-SPDA annuities will be ceded to KI. The Company has a management and service agreement with KI under this Agreement to provide services reasonably necessary pursuant to this Agreement.

The Agreement with KI does not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for all annuities ceded; therefore, a credit exposure exists to the extent that KI does not meet its obligations under the agreement. Failure of KI to honor its obligation could result in a loss to the Company.

25

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
FGI has an agreement with the Company to provide sales and marketing services, as well as human resource, information technology, real estate, tax and payroll, investments, purchasing, warehousing, corporate legal, internal audit and communication services. Fees charged to the Company by FGI for sales, marketing and other services were approximately $43,592,000, $37,613,000 and $34,480,000 for the years ended December 31, 2007, 2006 and 2005, respectively, and are expensed as incurred. In 2004, the Company transitioned its information technology services to FGI, which resulted in information technology service charges of approximately $15,388,000, $14,581,000 and $12,527,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

For the period ended December 31, 2007 and 2006, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2007	2006
Receivables from related parties
FGI	$1,876	$1,506
KI	698	428
Farmers Holding LLC	55	44
Farmers Insurance Exchange	9	6
Leschi	3	—
Farmers Insurance Company	1	1
Truck Insurance Exchange	—	17
Fire Insurance Exchange	—	3
Mid Century Insurance Company	—	1

Total receivables from related parties	$2,642	$2,006

Payables to related parties
FGI	$(16,708)	$(16,037)

Total payables to related parties	$(16,708)	$(16,037)

Net payables to related parties	$(14,066)	$(14,031)

8.	Security Lending Arrangement

The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the market value of the loaned securities. The cash collateral is unrestricted.

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income investments with maturities of less than 1 year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was approximately $557,000, $322,000 and $567,000 in 2007, 2006 and 2005, respectively. The Company’s securities on loan at December 31, 2007 and 2006 primarily consisted of U.S. Treasury and corporate fixed income securities and had an estimated fair value of approximately $258,447,000 and $329,822,000, respectively. The collateral as of December 31, 2007 and 2006 had an estimated fair value of approximately $262,427,000 and $337,018,000, respectively.

26

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
9.	Reinsurance

The Company assumes business from and cedes business to reinsurers to share risks under certain term, whole life and universal life policies for the purpose of reducing exposure to large losses.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company. Estimates are established for amounts deemed or estimated to be uncollectible. As of December 31, 2007 and 2006, no amounts have been recorded in relation to uncollectible reinsurance. To minimize its exposure to significant losses from reinsurance insolvencies, the Company uses several reinsurers, evaluates the financial condition of its reinsurers and monitors the concentration of credit risk arising from similar characteristics of the reinsurers.

One of the Company’s reinsurers, Scottish Re is experiencing financial difficulties. The Company terminated ceding new business to Scottish Re as of December 2006. The Company ceded life insurance reserves to Scottish Re and its subsidiary, Scottish Re Life Corporation (formerly known as ERC Life Reinsurance Corporation), of $38,138,000 and $27,599,000, for the years ended December 31, 2007 and 2006, respectively. No claims recoverables from Scottish Re and Scottish Re Life Corporation are past due to the Company. The Company regularly monitors reports of Scottish Re’s financial situation to evaluate the possibility of impairment of receivables from Scottish Re and Scottish Re Life Corporation.

The Company has established retention limits for new policy issuances. The maximum retention on new issues is $2,000,000 per life for universal life and whole life policies and $1,000,000 per life for all other policies. The excess risk is reinsured with unaffiliated reinsurers.

The Company entered into a reinsurance agreement (the “Leschi Agreement”) on January 2, 2007 with Leschi, a wholly owned subsidiary. The Leschi Agreement provides the Company to cede, and Leschi to assume on an indemnity coinsurance basis, risks under certain term life insurance policies written by the Company. Premiums ceded to Leschi approximated $33,119,000 for the year ended December 31, 2007.

Premiums assumed from unaffiliated companies approximated $26,618,000, $25,989,000 and $21,728,000 for the years ended December 31, 2007, 2006 and 2005, respectively. Premiums ceded to unaffiliated companies approximated $214,589,000, $194,813,000 and $175,092,000 for the years ended December 31, 2007, 2006 and 2005, respectively. Claims paid to unaffiliated companies on assumed reinsurance were approximately $27,273,000, $25,481,000 and $20,621,000 for the years ended December 31, 2007, 2006 and 2005, respectively. Claims ceded to unaffiliated companies were approximately $80,728,000, $52,387,000 and $57,325,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

The estimated amounts of aggregate reduction in surplus of termination of all reinsurance agreements, by either party, as of December 31, 2007, 2006 and 2005, were $70,398,000, $69,220,000 and $73,357,000, respectively.

27

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
10.	Surplus and Restrictions

Statutory surplus of approximately $634,655,000 and $661,952,000 at December 31, 2007 and 2006, respectively, is the amount held for the benefit of the stockholder. The entire amount in 2007 and 2006 is designated as stockholder’s surplus for tax purposes and would not subject the Company to taxation if paid as a cash dividend.

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the OIC is limited to the greater of (i) 10% of its statutory earned surplus or (ii) the statutory net income before realized gains and losses from the preceding calendar year. Earned surplus consists of funds derived from any realized net profits, and does not include unrealized capital gains or re-evaluation of assets. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the OIC. The maximum dividend payouts that could be made without prior approval of the OIC for the years 2008, 2007 and 2006 were $89,804,000, $126,434,000 and $161,542,000, respectively. Dividends are determined by the board of directors. The Company paid $125,000,000 and $100,000,000 in dividends to FGI in 2007 and 2006, respectively.

In 2007, the Company began paying quarterly dividends rather than an annual dividend. The Company paid the quarterly dividends as follows: $50,000,000 on December 21, 2007 and $25,000,000 each on March 30, June 29 and September 30, 2007.

First quarter and fourth quarter dividend payments on March 30, 2007 and December 21, 2007, respectively, were considered ordinary dividends. The second quarter and third quarter dividend payments on June 29, 2007 and September 30, 2007, respectively, were considered to be extraordinary due to the timing of payment compared to the prior year’s dividend payment and were not disapproved by the OIC.

The NAIC requires life insurance companies to calculate a risk-based capital ratio (“RBC”). This RBC is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise’s regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company’s ratios exceed the minimum regulatory requirements at December 31, 2007 and 2006. These ratios are not a required part of the financial statements and, therefore, were not subjected to the auditing procedures applied in the audit of the financial statements.

11.	Employees’ Retirement Plans

FGI sponsors a qualified, non-contributory defined benefit pension plan. Substantially all employees who have reached age 21 and rendered 1 year of service participate in the plan. The benefits are based on years of service and the employee’s compensation during the last 5 years of employment. FGI’s funding policy is to make sufficient contributions to the pension plan to fully provide for employees’ benefits at the time of retirement. In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI. The Company has no legal obligation for benefits under these plans. FGI charges the Company an allocated share of such contributions based on characteristics of the population of plan participants. The Company was allocated and contributed $3,500,000, $5,100,000 and $5,000,000 for pension costs (credits) for 2007, 2006 and 2005, respectively. Pension plan liabilities are only recorded by FGI.

28

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
12.	Employees’ Profit Sharing Plans

FGI and its subsidiaries have two profit sharing plans providing for cash payments to all eligible employees. The two plans, Cash Profit Sharing Plan and Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 15% of FGI and its subsidiaries’ consolidated annual pretax earnings, as adjusted.

The Deferred Profit Sharing Plan, limited to 10% of pretax earnings, as adjusted, or 15% of the salary or wage paid or accrued to the eligible employees, provides for an annual contribution by FGI and its subsidiaries to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan provides for annual cash distributions to eligible employees if certain criteria are met.

The Cash Profit Sharing Plan is limited to 5% of pretax earnings, as adjusted, or 5% of eligible employees’ salaries or wages paid or accrued.

The Company’s share of expense under these plans for the years ended December 31, 2007, 2006 and 2005 was approximately $6,814,000, $6,605,000 and $5,884,000, respectively.

13.	Federal Income Taxes

The Company files a consolidated federal income tax return with FGI and its subsidiaries. These entities include the following:
FGI (d.b.a. Farmers Underwriters Association)
Truck Underwriters Association
Fire Underwriters Association
FIG Holding Company
FIG Leasing Company, Inc.
Prematic Service Corporation California
Prematic Service Corporation Nevada
Farmers Value Added, Inc.
Farmers Services Corporation
Farmers Underwriters Association
Farmers Reinsurance Company
Leschi
The method of allocation between the companies is subject to a written agreement, which has been approved by the board of directors. Allocation is based upon separate return calculations with credit for net losses. Intercompany tax balances are settled annually within 45 days after the filing date of the consolidated federal income tax return.

The Company adheres to the provisions of the Life Insurance Company Income Tax Act of 1959 as amended by the 1984 and 1986 Tax Reform Acts.

The Company has calculated deferred taxes as of December 31, 2007 and 2006 as follows:

29

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006

(in thousands of dollars)	2007	2006
Gross deferred tax assets	$231,539	$233,988
Gross deferred tax liabilities	(57,408)	(48,914)

Net deferred tax asset	174,131	185,074

Deferred tax asset nonadmitted	(144,606)	(169,709)

Net admitted deferred tax asset	$29,525	$15,365

Change in nonadmitted asset	$25,103	$14,998

Current income taxes incurred for the years ended December 31, 2007, 2006 and 2005 consisted of the following major components:

(in thousands of dollars)	2007	2006	2005
Current income tax expense	$48,931	$60,597	$71,393
Prior year adjustments	(1,258)	(1,064)	(20,947)

Current federal income tax incurred	47,673	59,533	50,446

Tax on realized capital gains (losses)	(3,881)	(6,615)	3,976

Total current federal income tax incurred	$43,792	$52,918	$54,422

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of December 31, 2007 and 2006 were as follows:

(in thousands of dollars)	2007	2006
Deferred tax assets
Deferred acquisition costs	$84,294	$80,308
Reserves	109,208	116,868
Investments	10,626	19,608
Unrealized capital (gain) loss	—	(1,274)
Depreciable assets	2,267	1,784
Other	25,144	16,694

Total deferred tax assets	231,539	233,988

Nonadmitted deferred tax assets	(144,606)	(169,709)

Admitted deferred tax assets	86,933	64,279

Deferred tax liabilities
Depreciable assets	34	292
Unrealized capital (gain) loss	13,502	—
Other	43,872	48,622

Total deferred tax liability	57,408	48,914

Net admitted deferred tax asset	$29,525	$15,365

The change in net deferred income taxes as of December 31, 2007 and 2006 were as follows:

30

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006

(in thousands of dollars)	2007	2006	Change
Total deferred tax assets	$231,539	$233,988	$(2,449)
Total deferred tax liabilities	57,408	48,914	8,494

Net deferred tax assets	$174,131	$185,074	(10,943)

Tax effect of unrealized losses			12,228

Change in net deferred income tax			$1,285

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2007, 2006 and 2005 were as follows:

(in thousands of dollars)	2007	2006	2005
Income before taxes, including realized losses	$48,690	$67,194	$79,866
Dividend received deduction	(504)	(19)	(128)
Tax exempt interest and ESOP	(21)	(38)	(37)
IMR	(1,831)	(2,370)	(3,204)
Nonadmitted assets	(2,361)	5,997	(9,100)
Other	(1,466)	(2,434)	(8,007)

Total statutory income taxes	$42,507	$68,330	$59,390

Federal income taxes incurred	$47,673	$59,533	$50,446
Tax on realized capital gains (losses)	(3,881)	(6,615)	3,976
Change in net deferred income tax	(1,285)	15,412	4,968

Total statutory income taxes	$42,507	$68,330	$59,390

The amount of net losses carried forward and available for recoupment in the event of future net losses is $0.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

(in thousands of dollars)	Year	Amount
Current year	2007	$45,128
First preceding year	2006	$59,413
Second preceding year	2005	$72,414
14.	Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse

31

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
effect on the Company’s statements of assets, liabilities, capital and surplus, results of operations or cash flows.

15.	Commitments

In November 2005, the Company became the sole member of WVGRR Properties LLC (the “LLC”). The Company’s investment in the LLC is consolidated in the Company’s current year financial statements. In connection with its investment in the LLC, the Company has also provided a guarantee to the Lender to pay and perform, when due, the liabilities and to pay and demand expenses in connection with the acquisition of real estate properties by the LLC.

The guarantee includes all losses suffered and liabilities and expenses incurred by the Lender arising out of fraud or willful or intentional misrepresentation by the LLC. It also covers the cost of remediation of any environmental activity or any other losses incurred by the Lender constituting an indemnified expense.

The Company is not aware of any present or future losses as of December 31, 2007.

In December 2005, the Company sold its improved real property for $39,550,000. Under the agreement, the Company is leasing back the property from the purchaser for a period of 15 years.

The sale-leaseback transaction does not include any form of continuing involvement that would preclude the Company from using sale-leaseback accounting. The Company is accounting for the leaseback as an operating lease.

The gain of approximately $29,250,000 realized in this transaction has been deferred and is being amortized to income in proportion to rent charged over the term of the lease. The Company recognized approximately $1,646,000, $1,602,000 and $43,000 of this gain for the year ended December 31, 2007, 2006 and 2005, respectively.

The lease contains 4 successive renewal options, each to extend the lease upon expiration for an additional 5 years. For the year ended December 31, 2007, the total minimum rental expense incurred by the Company under this lease was approximately $2,834,000.

Statutory guidance provides that an operating expense lease should be recognized on a straight-line basis over the lease term, even if payments are not made on a straight-line basis. Accordingly, the lease will be recognized at the rate of approximately $2,834,000 per year for the original lease period of 15 years.

32

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
As of December 31, 2007, the future minimum rental payments required by non-cancelable are as follows:

(in thousands of dollars)

Year Ending December 31
2008	$2,460
2009	2,527
2010	2,597
2011	2,668
2012	2,741
Thereafter	24,734

Total future minimum payments required*	$37,727

*	Minimum payments have not been reduced by minimum sublease rentals of $72,000 due in the future under non-cancelable subleases.
The following schedule shows the composition of total rental expense for all operating leases except those with terms of a month or less that were not renewed:

(in thousands of dollars)

Year Ending December 31	2007	2006	2005
Minimum rentals	$2,834	$2,834	$63
Contingent rentals	—	—	—
Less: Sublease rentals	(69)	(68)	(6)

	$2,765	$2,766	$57

16.	Equity-Indexed Annuities

The Company sells an equity-indexed annuity product. At the end of its 7-year term, this product credits interest to the annuitant at a rate based on a specified portion of the change in the value of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), subject to a guaranteed annual minimum return.

To hedge the interest liability generated on the annuities as the index rises, the Company purchases call options on the S&P 500 Index. The Company considers such call options to be held as an economic hedge.

The S&P 500 call options are reported as other invested assets, at fair value as computed using the Black-Scholes model under the “Asian” methodology. Mark-to-market accounting is used to account for call options. Pursuant to SSAP 86, Accounting for Derivative Instruments and Hedging Activities (“SSAP 86”), the Company recognized the change between the cost of the S&P 500 call options and its corresponding fair value as a change in net unrealized capital gains or losses in the statement of changes in capital and surplus. The Company has chosen to apply the provisions of SSAP 86 to all S&P 500 call options held as of January 1, 2003.

33

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006

As of December 31, 2007 and 2006, the amount of unrealized hedging gains recorded in unassigned surplus was approximately $48,000 and $1,692,000, respectively.

As of December 31, 2007 and 2006, the Company had call options with contract values of approximately $29,594,000 and $61,239,000, respectively, and carrying values of approximately $4,443,000 and $4,408,000, respectively.

The cash requirement of the S&P 500 call options consists of the initial premium paid to purchase the index options. Should a liability exist to the annuitant at maturity of the annuity policy, the termination or maturity of the option contracts will generate positive cash flows to the Company. The appropriate amount of cash will then be remitted to the annuity participant based on the respective participant rate. The S&P 500 call options are generally expected to be held for a 7-year term, but can be terminated at any time.

In 2007, the Company had 22,833 S&P 500 call option contracts that expired upon reaching their 7-year term. The expired S&P 500 call options were acquired in February 2000 through January 2001, with contract values of $32,068,000 and carrying values of $0 at the date of expiration. The Company received no expiration proceeds, resulting in no realized gains or losses on expiration.

Gains and losses related to these S&P 500 call options are reported in the net realized capital gains and losses item in the statement of operations.

There are certain risks associated with the S&P 500 call options, primarily with respect to significant movements in the United States stock market and counterparty non-performance. The Company believes that the counterparties to its S&P 500 call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

17.	Separate Accounts

All of the Company’s separate account business falls into the Nonguaranteed Account Category. Premiums, considerations or deposits received for the years ended December 31, 2007 and 2006, were approximately $111,316,000 and $95,556,000, respectively.

Reserves for accounts with assets as of December 31, 2007 and 2006, at market value, are approximately $451,712,000 and $372,565,000, respectively. The entire reserve amount is subject to discretionary withdrawal.

Since all investment returns are credited directly to the policyholders, no reserves are held for asset default risk in lieu of AVR.

34

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Statutory Financial Statements
December 31, 2007 and 2006
A reconciliation of net transfers to separate accounts for the years ended December 31, 2007, 2006 and 2005 are as follows:

(in thousands of dollars)	2007	2006	2005
Transfers as reported in the Summary of Operations of the separate accounts	$45,634	$44,589	$43,391
Less: Sundry general expenses	40	43	21

Net transfers as reported in the Summary of Operations of the Life, Accident and Health Annual Statement, net of reinsurance	$45,674	$44,632	$43,412

18.	Premium and Annuity Considerations Deferred and Uncollected

The following are deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2007 and 2006:

	2007		2006
		Net of		Net of
(in thousands of dollars)	Gross	Loading	Gross	Loading
Type
Ordinary new business	$9,696	$2,604	$12,299	$4,355
Ordinary renewal	173,276	119,969	173,882	121,868
Group life	4,828	4,828	5,200	5,200

	$187,800	$127,401	$191,381	$131,423

19.	Analysis of Annuity Actuarial Reserves and Deposit-Type Liabilities By Withdrawal Characteristics

The following is the analysis of annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics as of December 31, 2007 and 2006:

(in thousands of dollars)	2007	2006
Subject to discretionary withdrawal
At book value, less current surrender charge of 5% or more	$639,566	$756,202
At market value	321,155	277,202

Total with adjustment or at market value	960,721	1,033,404

At book value without adjustment (minimal or no charge or adjustment)	1,231,539	1,205,376
Not subject to discretionary withdrawal	639,787	633,956

Total	$2,832,047	$2,872,736

35

SUPPLEMENTAL SCHEDULES

36

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Supplemental Schedule of Assets and Liabilities
Year Ended December 31, 2007
The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves:

Investment income earned
U.S. government bonds	$8,582,947
Other bonds (unaffiliated)	288,095,700
Preferred stocks (unaffiliated)	1,365,717
Mortgage loans	9,970
Real estate	7,425,882
Contract loans	19,492,814
Cash, cash equivalents and short-term investments	3,898,026
Other invested assets	9,596,963
Aggregate write-ins for investment income	1,842,630

Total gross investment income	$340,310,649

Real estate owned — book value less encumbrances	$58,760,900

Mortgage loans — book value

Commercial mortgages	$73,974

Total mortgage loans	$73,974

Mortgage loans by standing — book value
Good standing	$73,974

Other long-term assets — statement value	$266,817,826

37

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Supplemental Schedule of Assets and Liabilities
Year Ended December 31, 2007

Bonds and short-term investments by class and maturity
Bonds by maturity — statement value
Due within 1 year or less	$498,663,310
Over 1 year through 5 years	1,305,617,371
Over 5 years through 10 years	2,317,142,977
Over 10 years through 20 years	306,284,052
Over 20 years	874,683,189

Total by maturity	$5,302,390,899

Bonds by class — statement value
Class 1	$4,432,438,404
Class 2	811,612,754
Class 3	46,709,966
Class 4	11,534,412
Class 5	95,363

Total by class	$5,302,390,899

Total bonds publicly traded	$4,565,290,652

Total bonds privately placed	$737,100,247

Preferred stocks — statement value	$23,575,519

Common stocks — market value	$28,524,697

Short-term investments — book value	$32,936,136

Options, caps, floors and insurance futures owned — statement value	$4,442,747

Cash on deposit	$27,214,405

38

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Supplemental Schedule of Assets and Liabilities
Year Ended December 31, 2007

Life insurance in force
Industrial	$—

Ordinary	$93,420,989,000

Credit life	$—

Group life	$20,006,251,000

Amount of additional accidental death benefits in force under ordinary policies	$3,328,428,000

Life insurance policies with disability provisions in force
Industrial	$—

Ordinary	$53,944,511,000

Credit life	$—

Group life	$420,000

Supplementary contracts in force
Ordinary — not involving life contingencies
Amount on deposit	$12,308,768,000

Income payable	$34,105,000

Ordinary — involving life contingencies
Income payable	$146,295,000

Group — not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group — involving life contingencies
Income payable	$—

39

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Supplemental Schedule of Assets and Liabilities
Year Ended December 31, 2007

Annuities
Ordinary
Immediate — amount of income payable	$43,959,590

Deferred — fully paid — account balance	$622,883,468

Deferred — not fully paid — account balance	$1,453,624,764

Group
Amount of income payable	$—

Fully paid — account balance	$—

Not fully paid — account balance	$—

Accident and health insurance — premiums in force
Ordinary	$11,801,013

Group	$180

Credit	$—

Deposit funds and dividend accumulations
Deposit funds — account balance	$65,341,897

Dividend accumulations — account balance	$—

Claim payments
Group accident and health — year ended December 31
2007	$—

2006	$—

2005	$—

2004	$—

2003	$—

2002	$—

Prior years	$—

Other accidental and health
2007	$1,129,000

2006	$5,000

2005	$13,000

2004	$1,000

2003	$114,000

2002	$—

Prior years	$—

Other coverage that use developmental methods to calculate claims reserves
2007	$—

2006	$—

2005	$—

2004	$—

2003	$—

2002	$—

Prior years	$—

40

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Supplemental Summary Investment
Schedule and Investment Risk Interrogatories
Year Ended December 31, 2007
The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent accountants of Farmers New World Life Insurance Company’s 2007 statutory annual financial statement as filed with state regulatory authorities.
The Company’s gross investment holdings as filed in the 2007 Annual Statement are $5,975,299,339.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage	Amount	Percentage
Investment Categories
Bonds
U.S. treasury securities	$111,457,496	1.86%	$111,457,496	1.87%
U.S. government obligations
Issued by U.S. government-sponsored agencies	60,411,168	1.01%	60,411,168	1.01%
Securities issued by states, territories and possessions and political subdivisions in the U.S.
Political subdivisions of states, territories and possessions general obligations	4,170,000	0.07%	4,170,000	0.07%
Revenue and assessment obligations	28,502,444	0.48%	28,502,444	0.48%
Mortgage-backed securities
Pass-through securities
Guaranteed by GNMA	387,770	0.01%	387,770	0.01%
Issued by FNMA, FHLMC & GNMA	225,740,223	3.78%	225,740,223	3.78%
All other	1,806,791	0.03%	1,806,791	0.03%
Privately issued
Other mortgage-backed securities
Issued by FNMA and FHLMC	588,820,630	9.85%	588,820,630	9.86%
All other privately issued	1,321,244,411	22.11%	1,321,244,411	22.13%
Other debt and other fixed income securities (excludes short-term)
Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)	2,436,318,620	40.77%	2,436,318,620	40.81%
Unaffiliated foreign securities	425,950,363	7.13%	420,888,375	7.05%
Equity interests
Preferred stocks
Unaffiliated	23,575,519	0.40%	23,575,519	0.40%
Other equity securities
Affiliated	28,524,697	0.48%	28,524,697	0.48%
Mortgage loans
Commercial loans	73,974	0.00%	73,974	0.00%
Real estate investments
Property held for the production of income	58,760,900	0.99%	58,760,900	0.98%
Contract loans	263,006,472	4.40%	263,006,472	4.41%
Cash, cash equivalents and short-term investments	124,797,088	2.09%	124,797,088	2.09%
Other invested assets	271,750,773	4.54%	271,260,573	4.54%

Total invested assets	$5,975,299,339	100.00%	$5,969,747,151	100.00%

41

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Supplemental Summary Investment Schedule and
Investment Risk Interrogatories
Year Ended December 31, 2007
The Company’s total admitted assets, excluding separate account assets, as filed in the 2007 Annual Statement were $6,495,601,852.
The Company’s ten largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the NAIC SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans are as follows:

		Percentage
		of Total
		Admitted
Investments	Amount	Assets
Goldman Sachs	$142,036,369	2.20%
Mount Rosa	90,000,000	1.40%
General Electric	63,089,954	1.00%
Greenwich Capital GCCFC	50,373,017	0.80%
Merrill Lynch	46,797,901	0.70%
Lehman Brothers	45,644,381	0.70%
CIT Group	43,508,253	0.70%
Citigroup Inc	42,013,582	0.60%
CS First Boston Mortgage Securities Corp	37,945,072	0.60%
Walmart Stores	36,720,936	0.60%

The amounts and percentages of the Company’s total admitted assets held in bonds and preferred stocks by NAIC rating are as follows:

	Bonds
	Book Value	Percentage
NAIC – 1	$4,427,376,417	68.20%
NAIC – 2	811,612,754	12.50%
NAIC – 3	46,709,966	0.70%
NAIC – 4	11,534,412	0.20%
NAIC – 5	95,363	0.00%
NAIC – 6	—	0.00%

	$5,297,328,912

	Preferred Stocks
	Book Value	Percentage
P/RP – 1	$23,575,519	0.40%
P/RP – 2	—	0.00%
P/RP – 3	—	0.00%
P/RP – 4	—	0.00%
P/RP – 5	—	0.00%
P/RP – 6	—	0.00%

	$23,575,519

The Company holds admitted assets in foreign investments of approximately $353,549,363 or 5.40% of total admitted assets.

42

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Supplemental Summary Investment Schedule and
Investment Risk Interrogatories
Year Ended December 31, 2007
The amounts and percentages of the Company’s total admitted assets held in aggregate foreign investment exposures categorized by NAIC sovereign rating are as follows:

		Percentage of
		Total Admitted
	Amount	Assets
Countries rated NAIC – 1	$348,487,375	5.40%
Countries rated NAIC – 2	5,061,988	0.10%
Countries rated NAIC – 3 or below	—	0.00%

	$353,549,363	5.50%

The Company’s two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Percentage of
		Total Admitted
	Amount	Assets
Countries Rated NAIC – 1:
Great Britain	$101,306,772	1.60%
Australia	49,514,721	0.80%

Countries Rated NAIC – 2:
Aruba	$5,061,988	0.10%
Questions 7 through 9 are not applicable as the Company does not have unhedged foreign currency exposure.
The Company’s ten largest non-sovereign foreign issues and related amounts and percentages of total admitted assets are listed below:

			Percentage of
NAIC			Total Admitted
Rating	Issuer	Amount	Assets
1FE	Codelco Inc.	$36,158,554	0.60%
1FE	Wstfld Cap/Wt Fin/Wea	34,466,794	0.50%
1FE	Vodafone Group PLC	26,511,650	0.40%
1FE	Deutsche Relekom Int Fin	20,455,774	0.30%
1FE	Royal Bk Scotlnd Grp PLC	19,951,370	0.30%
1FE	British Telecom PLC	19,219,937	0.30%
2FE	UBS AG Stamford CT	15,181,802	0.20%
1FE	BHP Finance USA	15,047,927	0.20%
1FE	Bank of Scotland PLC	13,626,076	0.20%
1FE	ENEL Finance Internation	11,977,703	0.20%
The Company holds Canadian investments of approximately $93,296,683 or 1.44% of total admitted assets, which is below the threshold of 2.5%.

43

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Supplemental Summary Investment Schedule and
Investment Risk Interrogatories
Year Ended December 31, 2007
Question 12 is not applicable as the Company does not hold any investments with contractual sales restrictions.
The Company holds admitted assets in equity interests of approximately $290,393,345 or 4.00% of total admitted assets, which is above the threshold of 2.5%.
The Company’s ten largest equity interests held and the percentage of admitted assets held are listed below:

		Percentage of
		Total Admitted
Investments	Amount	Assets
Cobalt Industrial REIT LLC	$32,633,761	0.50%
Colony Realty Partners LP	27,658,152	0.40%
Blackstone Real Estate Partners V LP	26,903,608	0.40%
Phillips Edison Shoppings Center Reit Inc	20,955,049	0.30%
WVGRR Properties LLC	17,467,648	0.30%
Fillmore East Fund LP	15,017,033	0.20%
Daedlus Partners	12,133,478	0.20%
Rabobank Capital Fund II	12,069,000	0.20%
Normandy Real Estate fund Group LLC	11,841,787	0.20%
Westfield Life Science	11,253,900	0.20%
The Company holds $249,350,178 of investments in general partnership interests or 3.80% of total admitted assets.
The Company’s three largest investments in general partnership interests are listed below:

		Percentage of
		Total Admitted
Investments	Amount	Assets
Cobalt Industrial REIT LLC	$32,633,761	0.50%
Colony Realty Partners LP	27,658,152	0.40%
Blackstone Real Estate Partners V LP	26,903,608	0.40%
The Company holds approximately $73,974 of mortgage loans, or 0.01% of total admitted assets, which is below the threshold of 2.5%.
The Company holds approximately $58,760,900 or 0.91% lof total admitted assets, in investment real estate properties, which is below the threshold of 2.5%.
Question 19 is not applicable as the Company does not hold any investments held in mezzanine real estate loans.

44

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Supplemental Summary Investment Schedule and
Investment Risk Interrogatories
Year Ended December 31, 2007
The Company holds the following amounts in securities lending arrangements (not including assets held as collateral for such transactions) as of:

		Percentage of
		Total Admitted
Date	Amount	Assets
March 31, 2007 (unaudited)	$252,585,299	Not Applicable
June 30, 2007 (unaudited)	235,732,525	Not Applicable
September 30, 2007 (unaudited)	282,676,061	Not Applicable
December 31, 2007	248,961,873	3.80%
The Company holds approximately $4,442,747 in call option investments, which comprised 0.10% of total admitted assets.
Questions 22 and 23 are not applicable as the Company holds no investments in collars, swaps, forwards, or future contracts.

45

Farmers New World Life
Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Financial Statements
December 31, 2006 and 2005

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Index
December 31, 2006 and 2005

Report of Independent Auditors
To the Board of Directors and Stockholder of
Farmers New World Life Insurance Company
In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, stockholder’s equity, and cash flows present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company (a wholly owned subsidiary of Farmers Group, Inc.) (the “Company”) at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Seattle, Washington
April 6, 2007

1

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Balance Sheet
December 31, 2006 and 2005

(in thousands of dollars)	2006	2005
Assets
Investments (Note 3)
Bonds, classified as available-for-sale, at fair value (cost: $5,436,709 and $5,381,602)	$5,431,023	$5,448,252
Redeemable preferred stocks, classified as available-for-sale, at fair value (cost: $3,262 and $3,892)	3,500	4,157
Nonredeemable preferred stocks, classified as available-for-sale, at fair value (cost: $0 and $9,975)	—	12,931
Common stocks, classified as available-for-sale, at fair value (cost: $0 and $20,978)	—	26,608
Mortgage loans on real estate, at amortized cost, net of allowance for losses	160	427
Investment real estate, net of accumulated depreciation and allowance for losses	103,369	105,447
Policy loans	255,399	254,185
Joint ventures and partnerships (Note 4)	75,365	24,502
S&P 500 call options, at fair value (cost: $18,539 and $27,061) (Note 15)	4,408	2,481

Total investments	5,873,224	5,878,990
Cash and cash equivalents	115,828	100,977
Accrued investment income	66,106	71,915
Receivables from affiliates	769,040	797,471
Other receivables	358,886	289,855
Deferred policy acquisition costs	839,287	766,291
Value of business acquired (Note 6)	198,816	204,102
Property and equipment, net of accumulated depreciation of $23,188 and $22,548	3,875	3,336
Securities lending collateral (Note 7)	337,018	308,054
Other assets	4,900	1,534
Separate accounts	407,949	319,906

Total assets	$8,974,929	$8,742,431

The accompanying notes are an integral part of the financial statements.

2

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Balance Sheets
December 31, 2006 and 2005

(in thousands of dollars)	2006	2005
Liabilities and Stockholder’s Equity
Policy liabilities and accruals
Future policy benefits	$5,032,342	$4,918,444
Policy claims	63,937	50,686

Total policy liabilities and accruals	5,096,279	4,969,130

Other policyholder funds and dividends	364,709	373,832

Accrued expenses and other liabilities
Securities lending liability (Note 7)	337,018	308,054
Proceeds held-Securaccount	56,960	61,285
Payable to affiliates (Note 16)	860,270	880,821
Other liabilities	122,785	126,009
Separate accounts	407,949	319,906

Total accrued expenses and other liabilities	1,784,982	1,696,075

Income taxes (Note 8)
Current	—	2,989
Deferred	186,079	175,538

Total income taxes	186,079	178,527

Total liabilities	7,432,049	7,217,564

Commitments and contingencies (Note 9)	—	—
Stockholder’s equity
Common stock ($1 par value - 25,000,000 shares authorized, 6,600,000 shares issued and outstanding at 2006 and 2005, respectively)	6,600	6,600
Additional paid-in capital	994,246	994,246
Accumulated other comprehensive income, net of deferred tax of ($1,047) and $18,563	(1,945)	34,474
Retained earnings (Note 10)	543,979	489,547

Total stockholder’s equity	1,542,880	1,524,867

Total liabilities and stockholder’s equity	$8,974,929	$8,742,431

The accompanying notes are an integral part of the financial statements.

3

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Income
For The Years Ended December 31, 2006, 2005 and 2004

(in thousands of dollars)	2006	2005	2004
Revenues
Net premiums earned (Note 11)	$202,064	$199,520	$182,419
Universal life and annuity policy charges	260,459	255,925	242,538
Net investment income (Note 3)	325,865	345,404	355,852
Net realized investment gains (Note 3)	6,034	18,003	37,658
Impairment losses on investments (Note 3)	(193)	(2,093)	(9,588)
Other income (loss)	7,108	7,365	(10,767)

Total revenues	801,337	824,124	798,112

Benefits and Expenses
Death and other benefits (Note 11)	205,467	199,462	192,304
Increase in liability for future life policy benefits	34,056	31,419	30,953
Interest credited to policyholders	177,655	183,362	176,775
Underwriting, acquisition and insurance expenses
Amortization of deferred policy acquisition costs	98,724	100,469	88,638
Amortization of value of business acquired	8,415	19,722	19,992
Life commissions, net of reinsurance (Note 11)	(49,051)	(37,303)	(29,227)
General and administrative expenses	87,727	74,878	70,892

Total benefits and expenses	562,993	572,009	550,327

Income before provision for income taxes	238,344	252,115	247,785

Provision (Benefit) for Income Taxes (Note 8)
Current	53,761	53,437	59,703
Deferred	30,151	26,747	27,159

Total provisions for income taxes	83,912	80,184	86,862

Net income	$154,432	$171,931	$160,923

The accompanying notes are an integral part of the financial statements.

4

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Comprehensive Income
For The Years Ended December 31, 2006, 2005 and 2004

(in thousands of dollars)	2006	2005	2004
Net Income	$154,432	$171,931	$160,923

Other comprehensive income, net of tax
Unrealized holding gains (losses) on securities
Unrealized holding (losses) gains on securities, net of tax (benefit) provision of ($26,569) ($48,169) and $12,437	(49,344)	(89,457)	23,097
Reclassification adjustment for (gains) losses included in net income, net of tax (provision) benefit of ($1,545), ($3,728), and ($7,887)	(2,869)	(6,923)	(14,647)

Net unrealized holding (losses) gains on securities, net of tax (benefit) provision of ($28,114), ($51,897), and $4,550	(52,213)	(96,380)	8,450
Effect of the change in net unrealized gains (losses) on other insurance accounts, net of tax provision (benefit) of $8,504 $12,097, and ($2,374)	15,794	22,465	(4,408)

Other comprehensive (loss) income	(36,419)	(73,915)	4,042

Comprehensive income	$118,013	$98,016	$164,965

The accompanying notes are an integral part of the financial statements.

5

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Stockholder’s Equity
For The Years Ended December 31, 2006, 2005 and 2004

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder’s
(In thousands of dollars)	Stock	Capital	Income (Loss)	Earnings	Equity
Balances at December 31, 2003	$6,600	$994,246	$104,347	$884,793	$1,989,986
Net income	—	—	—	160,923	160,923
Unrealized gains on available-for-sale investments arising during the period, net of tax of $12,437	—	—	23,097	—	23,097
Reclassification adjustment for gains included in net income, net of tax of ($7,887)	—	—	(14,647)	—	(14,647)
Change in effect of unrealized gains on other insurance accounts, net of tax of ($2,374)	—	—	(4,408)	—	(4,408)
Dividends paid	—	—	—	(117,600)	(117,600)

Balances at December 31, 2004	$6,600	$994,246	$108,389	$928,116	$2,037,351
Net income	—	—	—	171,931	171,931
Unrealized losses on available-for-sale investments arising during the period, net of tax of ($48,169)	—	—	(89,457)	—	(89,457)
Reclassification adjustment for gains included in net income, net of tax of ($3,728)	—	—	(6,923)	—	(6,923)
Change in effect of unrealized gains on other insurance accounts, net of tax of $12,097	—	—	22,465	—	22,465
Dividends paid	—	—	—	(610,500)	(610,500)

Balances at December 31, 2005	$6,600	$994,246	$34,474	$489,547	$1,524,867
Net income	—	—	—	154,432	154,432
Unrealized losses on available-for-sale investments arising during the period, net of tax of ($26,569)	—	—	(49,344)	—	(49,344)
Reclassification adjustment for gains included in net income, net of tax of ($1,545)	—	—	(2,869)	—	(2,869)
Change in effect of unrealized gains on other insurance accounts, net of tax of $8,504	—	—	15,794	—	15,794
Dividends paid	—	—	—	(100,000)	(100,000)

Balances at December 31, 2006	$6,600	$994,246	$(1,945)	$543,979	$1,542,880

The accompanying notes are an integral part of the financial statements.

6

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Cash Flows
For The Years Ended December 31, 2006, 2005 and 2004

(in thousands of dollars)	2006	2005	2004
Cash Flows from Operating Activities
Net income	$154,432	$171,931	$160,923
Adjustments to reconcile net income to net cash provided by operating activities
Interest credited to universal life and investment-type contracts	154,563	159,168	153,870
Realized investment (gains) losses	(6,034)	(18,003)	(37,658)
Impairment losses on investments	193	2,093	9,588
Amortization of deferred policy acquisition costs and value of business acquired	107,139	120,191	108,630
Amortization of bond and mortgage-backed security discount and premium, net	14,563	24,328	16,407
Amortization of redeemable preferred stocks	19	—	—
Capitalization of deferred policy acquisition costs and value of business acquired, net	(150,551)	(139,417)	(142,281)
Deferred income tax expense	30,151	26,747	27,159
Depreciation	5,074	5,371	6,081
Cash provided by (used in) changes in operating assets and liabilities
Federal and state income taxes payable	(5,237)	(3,442)	(10,315)
Life insurance policy liabilities	106,724	95,778	61,912
Other policyholder funds	(9,123)	7,619	12,742
Other	(53,754)	(83,830)	(34,920)

Net cash provided by operating activities	348,159	368,534	332,138

Cash Flows from Investing Activities
Purchase of bonds and stocks available-for-sale	(1,265,526)	(1,557,913)	(1,643,976)
Proceeds from sales or maturities of bonds and stocks available-for-sale	1,231,117	1,453,054	1,393,308
Proceeds on other investments	717	—	—
Proceeds from notes receivables	—	—	22,000
Mortgage loan collections	266	838	7,165
Purchase of investment real estate	(1,499)	(29,880)	(1,466)
Proceeds from sale of investment real estate	—	21,458	5,002
Purchase of joint ventures and partnerships	(57,492)	(19,944)	—
Proceeds from sale of joint venture	—	—	4,937
Distributions from joint ventures and partnerships	3,953	1,223	—
Return of capital on joint ventures and partnerships	2,763	—	—
Decrease (increase) in policy loans, net	(1,214)	1,308	(5,782)
Purchase of capital assets	(5,526)	(1,626)	(1,233)
Proceeds from sale of capital assets	—	38,246	—
Deferred gain from sale of capital assets	—	(26,008)	—
Realized deferred gain from sale of capital assets	1,424	—	—
Purchase of options	(235)	(221)	(325)
Proceeds from sales or maturities of options	—	268	1,225
Other	542	(210)	(5,418)

Net cash used in investing activities	(90,710)	(119,407)	(224,563)

The accompanying notes are an integral part of the financial statements.

7

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Cash Flows
For The Years Ended December 31, 2006, 2005 and 2004

(in thousands of dollars)	2006	2005	2004
Cash Flows From Financing Activities
Cash dividends paid	$(100,000)	$(120,000)	$(117,600)
Universal life and investment-type contract deposits	488,303	495,511	543,277
Universal life and investment-type contract withdrawals and maturities	(626,161)	(572,735)	(538,186)
Payments on notes payable	(412)	(54)	—
Other	(4,328)	28,159	—

Net cash used in financing activities	(242,598)	(169,119)	(112,509)

Increase (decrease) in cash and cash equivalents	14,851	80,008	(4,934)
Cash and Cash Equivalents
Beginning of year	100,977	20,969	25,903

End of year	$115,828	$100,977	$20,969

Supplemental Disclosures of Cash Flow Information
Cash paid during the year
Income taxes	$58,108	$56,879	$70,036
Interest paid	1,267	213	—
Supplemental Disclosures of Noncash Investing and Financing Activities
Noncash settlement of fixed income security with joint venture	$—	$—	$5,541
Transfer of surplus note and certificate of contributions to Farmers Group, Inc.	—	490,500	—
Notes payable of WVGRR Properties, LLC (Note 9)	—	24,855	—
The accompanying notes are an integral part of the financial statements.

8

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
1.	The Company and Nature of Operations

The Company

The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the “Company”), a wholly owned subsidiary of Farmers Group, Inc. (“FGI”), whose ultimate parent is Zurich Financial Services Group (“ZFS”). FGI, an insurance holding company that provides management services, is attorney-in-fact for 3 inter-insurance exchanges and their subsidiaries (“Exchanges” or “P&C Group”) and owns the Company and a reinsurance company, Farmers Reinsurance Company.

In December 1988, BATUS Inc. (“BATUS”) a subsidiary of B.A.T. Industries p.l.c. (“B.A.T”), acquired 100% ownership of FGI and its subsidiaries for $5,212,619,000 in cash, including related expenses, through its wholly owned subsidiary, BATUS Financial Services. Immediately thereafter, BATUS Financial Services was merged into FGI. The acquisition was accounted for as a purchase and, accordingly, the acquired assets and liabilities were recorded in the Company’s balance sheet based on their estimated fair values at December 31, 1988.

At the time of purchase, a portion of the purchase price, $530,076,000, was assigned to the Company’s value of business acquired (“VOBA”), which represented an actuarial determination of the expected profits from the business in-force at the date of B.A.T.’s acquisition of FGI.

In September 1998, the financial services businesses of B.A.T, which included the Company, were merged with Zurich Insurance Company (“ZIC”). The business of ZIC and the financial services businesses of B.A.T were transferred to Zurich Group Holding (“ZGH”), formerly known as ZFS, a Swiss holding company with headquarters in Zurich, Switzerland. This merger was accounted for by ZGH as a pooling of interests under International Financial Reporting Standards (“IFRS”).

Nature of Operations

The Company concentrates its sales activities in the individual life insurance and annuity markets. Principal lines of business include traditional whole life, universal life and variable universal life, as well as term life insurance products. Additionally, the Company issues flexible and single premium deferred annuities, single premium immediate annuities, equity-indexed annuities, as well as variable annuity products. In October 2005, the Company introduced Critical Illness riders available on the level term (20 or 30 year) policies. In October 2006, the Company introduced Simple Term life insurance product (10, 20, and 30 year level term life insurance).

The Company and the Exchanges operate using federally registered trade names, including Farmers Insurance Group of Companies, Farmers Insurance Group, and Farmers. In addition, the Company and the Exchanges distribute their respective insurance products through a common network of independent agents and district managers. As of December 31, 2006, this network consisted of approximately 14,200 independent agents and approximately 600 district managers, each of whom is an independent contractor.

Each agent is required to first submit business to the insurers in the Farmers Insurance Group of Companies within the classes and lines of business written by such insurers.

The Company is currently licensed in 49 states, and the District of Columbia.

9

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
During 2002, the Company had exited the business of writing structured settlements. This decision to exit the structured settlement market was driven by A.M. Best’s change in rating of the Company from A+ (superior) to A (excellent) as brokers often only place structured settlements with companies rated A+ or better. As of December 31, 2006, the Company is continuing to service the approximately 4,958 structured settlement cases in force. As of December 31, 2006, 2005 and 2004 the structured settlement business represented only 0.14%, 0.02% and 2.60% of the Company’s income before provision for income taxes, respectively.

In August 2003, Continental Casualty Company (“CNA”) withdrew from reinsuring new Long Term Care (“LTC”) issues. The Company evaluated other potential carriers and concluded not to develop a new LTC product, underwrite or distribute another company’s product. Although CNA no longer reinsures new business, it will continue to administer the more than 5,490 of the Company’s in-force contracts as of December 31, 2006.

2.	Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Premiums for traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Accident and health insurance premiums are recognized as revenue pro rata over the terms of the contract.

Revenues associated with universal life, variable universal life products and other investment type contracts consist of policy charges for the cost of insurance, policy administration fees, surrender charges, and investment income on assets allocated to support policyholder account balances on deposit. Revenues for fixed and variable annuity products and contracts without life contingencies consist of investment income on assets allocated to support policyholder account balances on deposit, mortality charges for variable annuities, administrative charges for variable annuities and equity-indexed annuities, and surrender charges for variable annuities and flexible payment annuities. Consideration received for interest-sensitive insurance, annuity products and contracts without life contingencies are recorded as a liability when received. Policy withdrawal and other charges are recognized as revenue when assessed.

Benefits and Expenses

Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

10

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
Investments

The Company has classified all investments in fixed maturities and equity securities as available-for-sale. Accordingly, these securities are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder’s equity. As of December 31, 2006 and 2005, there were no securities designated as held-to-maturity or trading. All security transactions are recorded on a trade date basis.

Discounts and premiums on fixed maturity investments are amortized, using the interest method, over the term of the security, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in net investment income.

Changes in interest rates have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the carrying value of available-for-sale fixed maturity securities, with an offsetting effect on stockholder’s equity, net of the effects of amortization of deferred acquisition costs and deferred income taxes, when applicable. If a decline in the fair value of an individual fixed income investment is considered to be other than temporary, the difference between amortized book value and fair value is recorded as an impairment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the net book value of individual investments.

If a decline in the fair value of an individual equity investment is considered to be other than temporary, the difference between original cost and fair value is recorded as an impairment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the cost of the individual securities.

The Company regularly reviews its investment portfolio to determine whether declines in the value of investments are other than temporary as defined by the Financial Accounting Standards Board (“FASB”) in the Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities (“SFAS 115”). The Company’s review for declines in value includes analyzing historical and forecasted financial information as well as reviewing the market performance of similar types of investments.

The fair values of investments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, these estimates may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

11

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. No valuation allowance has been established as of December 31, 2006 and 2005. The Company measures impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral, if the loan is collateral dependent. No material amounts were recognized for impaired loans in the periods presented.

Real estate, including related improvements, is stated at the lower of cost less accumulated depreciation or market value. Depreciation is provided on a straight-line basis over 30 years, the estimated life of the properties. Accumulated depreciation for real estate as of December 31, 2006 and 2005 was approximately $28,136,000 and $24,561,000, respectively. Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated net realizable value less selling costs with the impairment loss being included in impairment losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate available for sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs. There was no valuation allowance for real estate as of December 31, 2006 and 2005. Impairment losses of approximately $1,259,000 were recognized in 2005. No impairment loss was recognized in 2006 and 2004.

Policy loans are stated at unpaid balances, which approximate fair value.

Short-term investments are stated at amortized cost, which approximates fair value.

Partnership and joint venture interests in which the Company has control or majority ownership interest are consolidated. Partnership and joint venture interests where the Company does not have control or majority interest are accounted for under the equity method.

S&P 500 call options are purchased as economic hedges against the interest liabilities generated on the equity-indexed annuity products. These call options are carried at an estimated fair value based on stock price, strike price, time to expiration, interest rates, dividends, and volatility using the methodology of the Black-Scholes option pricing formula.

The S&P 500 call options hedge the annuity contracts since they are both purchased and sold with identical parameters. The annuities were written based on a 7 year investment term, absent early termination by participants. Therefore, the anticipated hedge transaction for each annuity is generally expected to occur in 7 years or less.

12

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
The S&P 500 call options are carried at estimated fair value. Unrealized gains and losses resulting from changes in the estimated fair value of the call options are recorded as an adjustment to the interest liability credited to policyholders. In addition, realized gains and losses from maturity or termination of the S&P 500 call options are offset against the interest credited to policyholders during the period incurred. Premiums paid on S&P 500 call options are amortized to net investment income over the term of the contracts.

Deferred Policy Acquisition Costs

Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges, investment results, mortality and expense margins and actual realized gains or losses on investments over the expected life of the contracts. The Company regularly reviews and revises its estimates of future gross profit margins to be realized from this group of products. Interest rates are based on rates in effect during the period. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised.

Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for nonparticipating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

Deferred policy acquisition costs include amounts associated with the unrealized gains and losses recorded as other comprehensive income, a component of stockholder’s equity. Accordingly, deferred policy acquisition costs are increased or decreased for the impact of estimated future gross profits as if net unrealized gains or losses on securities had been realized at the balance sheet date. Net unrealized gains or losses on securities within other comprehensive income also reflect this impact.

In relation to its traditional life products, the Company evaluates the need for a premium deficiency reserve and utilizes anticipated investment income in the calculation of the premium deficiency reserve. As of December 31, 2006 and 2005, the Company has not established any premium deficiency reserves based on this calculation.

Value of Business Acquired

The present value of the business acquired in the merger with B.A.T is being amortized over its actuarially determined useful life, which is consistent with the estimated decline in life insurance business that was in-force at the time of the merger.

13

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
Property, Equipment and Leasehold Improvements

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation of property and equipment has been provided using the straight-line method with estimated useful lives of 10 to 30 years for buildings and improvements and 5 to 10 years for capitalized software, furniture, and equipment.

The Company capitalizes software purchased from third parties or internally generated if the related software product under development has reached technological feasibility. Costs incurred prior to the establishment of technical feasibility are expensed as incurred. As of December 31, 2006 and 2005, unamortized software costs were approximately $2,993,000 and $2,001,000, respectively. The Company amortizes software costs over a 5 year period and amortized approximately $1,178,000, $1,776,000 and $2,437,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

Long-Lived Assets

Long-lived assets and certain identifiable intangibles to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No such impairments have occurred.

Separate Accounts

The Company issues variable universal life and deferred variable annuity contracts. The assets and liabilities held for variable universal life, Accumulator VUL, and deferred variable annuity contracts are held in the Separate Accounts (the “Accounts”), which are legally segregated from the general assets of the Company. As of December 31, 2006, there were 37 sub-accounts available for the initial products and 23 sub-accounts available for the Accumulator VUL. The sub-accounts invest in underlying mutual fund portfolios (collectively, the “Funds”). Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that same portfolio. The deposits collected for variable contracts are invested at the direction of the contract holders in the sub-accounts that comprise the Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value, the contract holders bear the investment risk that the sub-accounts may not meet their stated investment objectives.

The assets of the Accounts are carried at fair value. The Accounts’ liabilities represent the contract holders’ claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Accounts accrue directly to the contract holders and, therefore, are not included in the Company’s statements of income and comprehensive income. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. There were no gains and losses on transfers of assets from the general account to the separate account for the years ended December 31, 2006 and 2005.

Policy Liabilities and Accruals

Liabilities for future policy benefits for traditional life policies are computed principally on a net level premium method reflecting estimated future investment yields, mortality, morbidity, and withdrawals. Interest rate assumptions range from 2.25% to 8.00% depending upon the year of issue. Mortality is calculated principally using select and ultimate tables in common usage in the industry, modified for Company experience, and withdrawals are estimated based primarily on experience.

14

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
Liabilities for future policy benefits on universal life, variable universal life products and fixed and variable annuity products are determined under the retrospective deposit method and consist principally of policy values before any surrender charges. Liabilities for future policy benefits on contracts not involving life contingencies are recorded when the payments are received.

Unpaid policy claims include claims in the course of settlement and a provision for claims incurred but not reported, based on past experience.

Cash and Cash Equivalents

The Company considers all investments purchased with an original maturity of 3 months or less to be cash equivalents.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

Financial Instruments and Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash, investments, and reinsurance receivables and payables.

The Company cedes insurance risk to various A.M. Best rated reinsurance companies rated A- or better by A.M. Best. The Company’s management reviews the financial strength of its reinsurers at the inception of a reinsurance contract and periodically thereafter, for the purpose of assessing the financial ability of the reinsurers to perform. Management believes that its reinsurers have the financial strength to perform on their financial obligations.

The Company places its cash with high credit quality institutions. At times, such amounts may be in excess of the FDIC insurance limits. Management believes that risk with respect to these balances is minimal, due to the high credit quality of the depositories.

Business Risks

The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to what, if any, future legislation might be enacted, or if enacted, whether such legislation would include provisions with possible negative effects on the Company’s life and annuity products.

15

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
New Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standard (“SFAS”) SFAS 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans. This Statement improves financial reporting by requiring an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income of a business entity or changes in unrestricted net assets of a not-for-profit organization. This Statement also improves financial reporting by requiring an employer to measure the funded status of a plan as of the date of its year-end statement of financial position, with limited exceptions. SFAS 158 is effective as of the end of fiscal year ending after December 15, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial statements.

In September 2006, FASB issued SFAS 157, Fair Value Measurements. This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This Statement applies under other accounting pronouncements that require or permit fair value measurements, the Board having previously concluded in those accounting pronouncements that fair value is the relevant measurement attribute. Accordingly, this Statement does not require any new fair value measurements. However, for some entities, the application of this Statement will change current practice. SFAS 157 is effective for fiscal years beginning after November 15, 2007. The adoption of SFAS 157 is not expected to have a material impact on the Company’s financial statements.

In June 2006, the FASB issued an interpretation of SFAS 109, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in the financial statements by standardizing the level of confidence needed to recognize uncertain tax benefits and the process of measuring the amount of benefit to recognize. FIN 48 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company will adopt FIN 48 as of January 1, 2007, as required. The cumulative effect of adopting FIN 48 will be recorded in retained earnings. The adoption of FIN 48 is not expected to have a material effect on the Company’s financial statements.

In April 2006, the FASB issued FASB Staff Position (“FSP”) interpretation of FIN 46(R), Determining the Variability to be Considered in Applying FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities (“FSP FIN 46(R)-6”). This FSP addresses consolidation by business enterprises of variable interest entities. FSP FIN 46(R)-6 is effective the first day of the first reporting period beginning after June 15, 2006. The adoption of FSP FIN 46(R)-6 is not expected to have a material impact on the Company’s financial statements.

In November 2005, the FASB issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments. FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after

16

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company’s financial statements.

In September 2005, the Accounting Standards Executive Committee (“AcSEC”) issued Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts (“SOP 05-1”). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is currently evaluating the impact of SOP 05-1 on its financial statements.

In May 2005, the FASB issued SFAS 154, Accounting Changes and Error Corrections. SFAS 154 replaces Accounting Principles Board Opinion No. 20, Accounting Changes and SFAS 3, Reporting Accounting Changes in Interim Financial Statements. It also changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company’s financial statements.

17

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
3.	Investments

Investment Income

The components of investment income, by type of investment, for the years ended December 31, 2006, 2005 and 2004 are as follows:

(in thousands of dollars)	2006	2005	2004
Bonds	$302,575	$301,083	$301,333
Common and preferred stocks	719	2,103	3,394
Mortgage loans on real estate	24	83	363
Investment real estate	15,387	12,406	12,441
Surplus note and certificates of contribution of the P&C Group	—	23,504	33,122
Policy loans	19,403	19,191	19,120
Joint ventures and partnerships	(508)	458	155
Short-term investments	4,372	1,491	287
Notes receivable	—	—	488
Other	670	1,259	437

Gross investment income	342,642	361,578	371,140

Less: Investment expenses	16,777	16,174	15,288

Net investment income	$325,865	$345,404	$355,852

In 2006, 2005 and 2004, the Company’s investment expenses included fees of approximately $422,000, $655,000, and $620,000, respectively, to its parent company, FGI.

In 2006, 2005 and 2004, the Company’s investment expenses included fees of approximately $1,510,000, $1,889,000, and $2,054,000, respectively, to Deutsche Asset Management.

In 2006, 2005 and 2004, the Company’s investment expenses included fees of approximately $241,000, $149,000, and $162,000, respectively, to Zurich Investment Services.

In 2006, 2005 and 2004, the Company’s investment expenses included fees of approximately $1,406,000, $1,441,000, and $1,489,000, respectively, to Zurich Group Investments.

In 2006, 2005 and 2004, the Company’s investment expenses included fees of approximately $346,000, $294,000 and $56,000, respectively, to Prudential Private Placement Investors, L.P.

In 2006 and 2005, the Company’s investment expenses included fees of approximately $487,000 and $114,000, respectively, to BlackRock, Inc. These expenses were not incurred in 2004.

18

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
Realized Gains and Losses

Realized investment gains (losses) on sales of investments during the years ended December 31, 2006, 2005 and 2004 are as follows:

(in thousands of dollars)	2006	2005	2004
Bonds	$(3,944)	$1,557	$12,773
Nonredeemable preferred stock	1,140	60	—
Common stocks	6,695	9,867	19,348
Investment real estate	—	6,527	1,862
Sale-leaseback	1,424	43	—
Joint ventures and partnerships	—	—	3,629
S&P 500 call options	—	(49)	48
Other	719	(2)	(2)

	$6,034	$18,003	$37,658

Impairment Losses

Impairment losses for the years ended December 31, 2006, 2005 and 2004 are as follows:

(in thousands of dollars)	2006	2005	2004
Bonds	$(193)	$(833)	$(9,482)
Nonredeemable preferred stocks	—	—	(22)
Common stocks	—	—	(84)
Investment real estate	—	(1,260)	—

	$(193)	$(2,093)	$(9,588)

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a monthly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. Due to the issuers continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, management’s intent and ability to hold these securities for a period of time sufficient to allow for any objective evidence, the Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

19

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
The following tables present amortized cost, fair value, and unrealized losses for the Company’s available-for-sale fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006 and 2005.

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31, 2006 and 2005 are as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands of dollars)	Cost	Gains	Losses	Value
2006
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$273,640	$4,074	$(773)	$276,941
Obligations of states and political subdivisions	37,869	2,469	—	40,338
Corporate securities	2,978,079	47,062	(48,013)	2,977,128
Mortgage-backed securities	2,147,121	21,873	(32,378)	2,136,616

	5,436,709	75,478	(81,164)	5,431,023
Redeemable preferred stock	3,262	238	—	3,500

	$5,439,971	$75,716	$(81,164)	$5,434,523

2005
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$369,415	$8,806	$(1,487)	$376,734
Obligations of states and political subdivisions	42,717	3,985	—	46,702
Debt securities issued by foreign governments	3,146	135	—	3,281
Corporate securities	2,813,550	73,400	(26,928)	2,860,022
Mortgage-backed securities	2,152,774	33,350	(24,611)	2,161,513

	5,381,602	119,676	(53,026)	5,448,252
Redeemable preferred stock	3,892	265	—	4,157

	$5,385,494	$119,941	$(53,026)	$5,452,409

20

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
Unrealized Gains and Losses on Equity Securities

The Company did not hold any equity securities as of December 31, 2006. Gross unrealized gains (losses) pertaining to nonredeemable preferred stocks and common stocks stated at fair value as of December 31, 2005 are as follows:

(in thousands of dollars)	Gains	Losses	Net
2005
Equity securities available-for-sale
Nonredeemable preferred stocks
Public utilities	$—	$—	$—
Industrial, miscellaneous and all other	2,957	—	2,957
Common stocks
Public utilities	152	—	152
Banks, trusts and insurance companies	938	(21)	917
Industrial, miscellaneous and all other	4,944	(383)	4,561

	$8,991	$(404)	8,587

Less: Deferred federal income taxes			3,005

			$5,582

21

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
Unrealized Losses on Fixed Maturities and Equity Securities

Fair value and gross unrealized losses of fixed maturities and equity securities as of December 31, 2006 and 2005 are as follows:

	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		12 Months or More
	Fair	Unrealized	Fair	Unrealized
(in thousands of dollars)	Value	Losses	Value	Losses
2006
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$114,668	$(514)	$7,159	$(258)
Corporate securities	605,319	(8,356)	1,227,429	(39,657)
Mortgage-backed securities	239,105	(2,353)	1,046,524	(30,026)

Total fixed maturities	$959,092	$(11,223)	$2,281,112	$(69,941)

2005
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$79,465	$(755)	$37,587	$(732)
Corporate securities	1,149,772	(20,915)	166,803	(6,013)
Mortgage-backed securities	892,658	(12,232)	304,023	(12,379)

Total fixed maturities	$2,121,895	$(33,902)	$508,413	$(19,124)

Equity securities available-for-sale
Common stocks
Banks, trusts and insurance companies	$287	$(7)	$471	$(13)
Industrial, miscellaneous and all other	3,155	(348)	339	(36)

Total equity securities	$3,442	$(355)	$810	$(49)

As of December 31, 2006, fixed maturities represented the Company’s total unrealized loss amount, which was comprised of 425 securities. The Company held no securities that were in an unrealized loss position in excess of approximately $3,147,000. As of December 31, 2006, there was no fixed maturity, with a fair value less than 80% of the security’s amortized cost for 6 continuous months.

Fixed maturities in an unrealized loss position for less than 12 months were comprised of 166 securities of which 97%, or approximately $10,876,000, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities with an unrealized loss of approximately $69,941,000 for 12 months or more as of December 31, 2006, were comprised of 259 securities. The majority of the unrealized loss amount, approximately $69,683,000, relates to corporate and mortgage-backed securities. The decline in market value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any

22

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. If a fixed maturity security is deemed other-than-temporarily impaired, then the security’s book value is written down to current market value with the Company recognizing an impairment loss in its current year statement of income. The remaining unrealized loss balance of approximately $258,000 is due to one U.S. Treasury security, which was depressed to only a minor extent, with fair value to amortized cost ratios greater than 96%.

Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

As of December 31, 2006, the Company held no equity securities.

Maturities of Fixed Maturities

The amortized cost and estimated fair value of available-for-sale fixed maturity securities by contractual maturity at December 31, 2006 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in thousands of dollars)	Cost	Fair Value
Fixed maturities available-for-sale
Due in 1 year or less	$151,275	$151,489
Due after 1 year through 5 years	700,025	697,779
Due after 5 years through 10 years	1,246,791	1,231,205
Due after 10 years	1,191,497	1,213,934

	3,289,588	3,294,407

Mortgage-backed securities	2,147,121	2,136,616
Preferred stock with characteristics of debt securities	3,262	3,500

	$5,439,971	$5,434,523

Proceeds from sales and maturities of available-for-sale bonds and stocks and gross realized gains (losses) on such sales and impairments during the years ended December 31, 2006, 2005 and 2004 are as follows:

		Gross	Gross
(in thousands of dollars)	Proceeds	Gains	Losses
2006	$1,231,117	$14,157	$(10,459)
2005	1,453,054	32,430	(21,779)
2004	1,393,308	41,286	(18,753)
The Company holds a $75,000,000 Mount Rosa/Mount Evans bond; at par, as issued by the Mount Rosa 1 LTD, an Isle of Man exempted company, and Mount Evans Funding LLC, a Delaware

23

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
Limited Liability Company. Both Mount Rosa 1 LTD and Mount Evans Funding LLC are not affiliated companies; however, in this special purpose vehicle bond, ZIC, an affiliated company, provides the underlying financial guarantee of interest, and American International Group, Inc., an unaffiliated company, provides the underlying guarantee of principal. The bond maturity date is December 27, 2031. The coupon rate for this bond is 7.24% and interest is paid semi-annually. On July 11, 2003, the Company acquired an additional $15,000,000 Mount Rosa/Mount Evans bond at par. The bond maturity date is July 17, 2033. The coupon rate for this bond is 6.15% and interest is paid semi-annually. The Company earned approximately $6,335,000, $6,335,000, and $6,388,000 of interest income in 2006, 2005, and 2004, respectively. The total market value of the bonds was approximately $95,197,000, $99,184,000, and $95,690,000 as of December 31, 2006, 2005, and 2004, respectively.

4.	Investment in Joint Ventures and Partnerships

The Company’s investments in joint venture and partnership interests accounted for under the equity method amounted to approximately $75,365,000 and $24,502,000 as of December 31, 2006 and 2005, respectively. The Company’s investments in joint venture and partnership interests as of December 31, 2006 and 2005 consisted of the following ownership interests:

2006
Portland Arena Management LLC	Real estate equity holding	6.45%
Colony Realty Partners LP	Real estate partnership	4.49%
Cobalt Industrial REIT LLC	Real estate investment trust	11.01%
Beacon Capital Strategic Partners IV, LP	Real estate partnership	0.74%
Blackstone Real Estate Partners V, LP	Real estate partnership	0.45%
Fillmore East Fund, LP	Real estate partnership	4.76%
Normandy Park Real Estate Fund Group, LLC	Real estate partnership	3.36%
Phillips Edison Shopping Center REIT, Inc.	Real estate partnership	9.09%

2005
Portland Arena Management LLC	Real estate equity holding	6.45%
Colony Realty Partners LP	Real estate partnership	4.49%
Cobalt Industrial REIT LLC	Real estate investment trust	10.08%
In 2005, the Company committed to invest $150,300,000 in U.S. real estate investment funds (“REITs”) and partnerships. As of December 31, 2006, approximately $74,352,000 has been funded with a remaining commitment of $75,948,000. As of December 31, 2005, the Company invested approximately $19,476,000 in REITs.

In November 2005, the Midwest Mezzanine Fund LP, a capital venture firm, in which the Company had a 16.78% interest in the joint venture, was dissolved. The Company received proceeds of approximately $32,000 for the final distribution.

5.	Disclosure About Fair Value of Financial Instruments

SFAS 107, Disclosures about Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments and includes assets and liabilities recognized or not

24

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
recognized in the balance sheets, for which it is practicable to estimate fair value. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. SFAS 107 excludes certain insurance liabilities and other non financial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

Cash and Cash Equivalents

The carrying amounts of these items are reasonable estimates of their fair value.

Fixed Maturities, Redeemable and Nonredeemable Preferred Stock, and Common Stock

The estimated fair value of bonds, redeemable and nonredeemable preferred stock, and common stock are based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services.

Mortgage Loans

The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate that is applicable to the yield, credit quality, and average maturity of the composite portfolio.

Policy Loans

The carrying amounts of these items are a reasonable estimate of their fair market values because interest rates are generally based on current market rates.

Joint Ventures and Partnerships

The carrying amounts of these items are reasonable estimates of their fair value.

S&P 500 Call Options

The Black-Scholes option pricing formula is a reasonable valuation method in estimating the fair market value of the S&P 500 call options.

Future Policy Benefits — Deferred Annuities

The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

Other Policyholder Funds and Dividends

The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

Notes Payable

The carrying amounts of these items are a reasonable estimate of their fair market value.

25

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
Separate Accounts

Amounts are carried at market value of the underlying funds for financial statement purposes.

The estimated fair values and carrying values of the Company’s financial instruments as of December 31, 2006 and 2005 are as follows:

	2006		2005
	Carrying	Estimated	Carrying	Estimated
(in thousands of dollars)	Value	Fair Value	Value	Fair Value
Assets
Cash and cash equivalents	$115,828	$115,828	$100,977	$100,977
Fixed maturities available-for-sale	5,434,523	5,434,523	5,452,409	5,452,409
Nonredeemable preferred stock available-for-sale	—	—	12,931	12,931
Common stock available-for-sale	—	—	26,608	26,608
Mortgage loans	160	167	427	449
Policy loans	255,399	255,399	254,185	254,185
Joint ventures and partnerships	75,365	75,365	24,502	24,502
S&P 500 call options	4,408	4,408	2,481	2,481
Separate accounts	407,949	407,949	319,906	319,906

Liabilities
Future policy benefits — deferred annuities	1,772,669	1,720,673	1,826,579	1,770,146
Other policyholder funds and dividends	364,709	85,131	373,832	95,067
Notes payable	23,949	23,949	24,362	24,362
Separate accounts	407,949	407,949	319,906	319,906
6.	Value of Business Acquired

The changes in the VOBA at December 31 are as follows:

(in thousands of dollars)	2006	2005	2004
Balances at beginning of year	$204,102	$218,154	$239,293
Amortization related to operations	(21,806)	(34,250)	(35,664)
Interest accretion	13,391	14,528	15,672
Amortization related to net unrealized (losses) gains	3,129	5,670	(1,147)

Balances at end of year	$198,816	$204,102	$218,154

Based on current conditions and assumptions as to future events, the Company expects to amortize the December 31, 2006 balance as follows: approximately 7.0% in 2007, 8.0% in 2008, 2009 and 2010 and 9.0% in 2011. The discount rate used to determine the amortization rate of the VOBA ranged from 3.5% to 9.1% in 2006, 2005, and 2004.

26

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
7.	Security Lending Arrangement

The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with collateral equal to at least 102% of the market value of the loaned securities. The collateral is restricted.

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income investments with a maturity of less than 1 year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was approximately $322,000, $567,000, and $283,000, in 2006, 2005, and 2004, respectively. The Company’s securities on loan as of December 31, 2006 and 2005 primarily consisted of U.S. Treasury fixed income and corporate securities and had an estimated fair value of approximately $329,822,000 and $301,350,000, respectively. The collateral as of December 31, 2006 and 2005 had an estimated fair value of approximately $337,018,000 and $308,054,000, respectively.

8.	Federal Income Taxes

The Company files a consolidated federal income tax return with FGI and its subsidiaries.

The method of allocation between the Company and FGI is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly based on estimated tax balances due within 45 days after the filing date of the consolidated federal income tax return. The Company’s current income tax receivable from/(payable to) FGI was approximately $2,248,000 and ($2,989,000) as of December 31, 2006 and 2005, respectively.

The components of the provision for income taxes for the years ended December 31, 2006, 2005 and 2004 are as follows:

(in thousands of dollars)	2006	2005	2004
Current
Federal	$52,861	$55,188	$58,529
State	900	(1,751)	1,174

Total current	53,761	53,437	59,703

Deferred
Federal	30,378	27,317	27,704
State	(227)	(570)	(545)

Total deferred	30,151	26,747	27,159

Total	$83,912	$80,184	$86,862

27

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
A reconciliation of the amounts computed by applying the statutory U.S. federal income tax rate of 35% in 2006, 2005 and 2004 to income before income taxes and the actual provision for the years ended December 31, 2006, 2005 and 2004 is as follows:

	2006		2005		2004
(in thousands of dollars)	Amount	Percent	Amount	Percent	Amount	Percent
Expected tax expense	$83,420	35.00%	$88,240	35.00%	$86,725	35.00%
State taxes	673	0.27%	(2,329)	-0.92%	610	0.25%
Prior year adjustment	(73)	-0.03%	(6,020)	-2.39%	5	0.00%
Other, net	(108)	-0.04%	293	0.12%	(478)	-0.19%

Reported income tax expense	$83,912	35.20%	$80,184	31.81%	$86,862	35.06%

The temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2006 and 2005 relate to the following:

(in thousands of dollars)	2006	2005
Future policy benefits	$62,960	$69,950
Investments	12,753	22,296
Depreciable assets	1,213	—
Valuation of investments in securities	1,689	—
Other	23,697	28,171

Subtotal deferred tax assets	102,312	120,417

Deferred policy acquisition costs and value of life business acquired	(288,391)	(267,840)
Valuation of investments in securities	—	(26,426)
Depreciable assets	—	(1,689)

Subtotal deferred tax liabilities	(288,391)	(295,955)

Net deferred tax liabilities	$(186,079)	$(175,538)

Management believes that the deferred income tax assets listed are fully recoverable and, accordingly, no valuation allowance has been recorded. Management bases its assessment as to the realizability of the deferred income tax assets on available evidence including historical and projected operating results, estimated reversals of temporary differences and, where applicable, tax planning strategies. Estimates as to the realizability of deferred income tax assets are subject to change.

9.	Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

28

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
In October 2005, the Company became the sole member of WVGRR Properties LLC (the “LLC”). The Company’s investment in the LLC is consolidated in the Company’s current year financial statements. In order to purchase three investment properties, the LLC issued three notes to Teachers Insurance and Annuity Association of America (the “Lender”) in the amount of $24,416,000. Each note is secured by the three individual investment properties purchased by the LLC. The outstanding balances on these notes as of December 31, 2006 totaled approximately $23,949,000. The notes bear interest at a rate of 5.25%.

Future principal payments on the above notes as of December 31, 2006 are as follows:

Year Ending
December 31
(in thousands of dollars)
2007	$423
2008	446
2009	470
2010	495
2011	522
Thereafter	21,593

$23,949

In connection with its investment in the LLC, the Company has also provided a guarantee to the Lender to pay and perform, when due, the liabilities and to pay and demand expenses in connection with the acquisition of real estate properties by the LLC. It includes all losses suffered and liabilities and expenses incurred by the Lender arising out of fraud or willful or intentional misrepresentation by the LLC. It also covers the cost of remediation of any environmental activity or any other losses incurred by the Lender constituting an indemnified expense. The Company is not aware of any present or future losses as of December 31, 2006.

In December 2005, the Company sold its improved real property for $39,550,000. Under the agreement, the Company is leasing back the property from the purchaser for a period of 15 years. The sale-leaseback transaction does not include any form of continuing involvement that would preclude the company from using sale-leaseback accounting. The Company is accounting for the leaseback as an operating lease. The gain of approximately $26,051,000 realized in this transaction has been deferred and is being amortized to income in proportion to rent charged over the term of the lease. The Company recognized approximately $1,424,000 and $43,000 of this gain for the years ended December 31, 2006 and 2005, respectively. The lease contains 4 successive renewal options, each to extend the lease upon expiration for an additional 5 years. For the years ended December 31, 2006 and 2005, the total minimum rental expense incurred by the Company under this lease was approximately $2,834,000 and $63,000, respectively. SFAS 13, Accounting for Leases guidance provides that an operating expense lease should be recognized on a straight-line basis over the lease term, even if payments are not made on a straight-line basis. Accordingly, the lease will be recognized at the rate of approximately $2,834,000 per year for the original lease period of 15 years.

As of December 31, 2006, the future minimum rental payments required by the lease are as follows:

29

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005

Year Ending December 31
(in thousands of dollars)
2007	$2,394
2008	2,460
2009	2,527
2010	2,597
2011	2,668
Thereafter	27,475

Total future minimum payments required*	$40,121

*	Minimum payments have not been reduced by minimum sublease rentals of $121,551 due in the future under non-cancelable subleases.
The following schedule shows the composition of total rental expense for all operating leases except those with terms of a month or less that were not renewed:
(in thousands of dollars)

Year Ending December 31	2006	2005
Minimum rentals	$2,834	$63
Contingent rentals	—	—
Less: Sublease rentals	(68)	(6)

	$2,766	$57

10.	Regulatory Matters

The Company is required to file financial statements with the Office of the Insurance Commissioner of the State of Washington (“OIC”). These financial statements are prepared in accordance with accounting practices prescribed or permitted by the OIC. “Prescribed” statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed. Such practices may differ from state to state, may differ from company to company within a state and may change in the future. These statutory accounting practices differ from accounting principles generally accepted in the United States of America, which have been used to prepare the accompanying financial statements. The State of Washington requires insurance companies domiciled in the State of Washington to prepare statutory basis financial statements in accordance with the NAIC, Accounting Practices and Procedures (“NAIC SAP”).

The OIC has adopted certain prescribed accounting practices which differ from those found in the NAIC SAP. Specifically, the requirement to non-admit investments in foreign countries with certain sovereign debt ratings as stated in the Revised Code of Washington (“RCW’) 48.13.180. The NAIC SAP does not specifically address the accounting for these types of investments.

30

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
As of December 31, 2006 and 2005, the Company non-admitted approximately $5,071,000 and $23,463,000, respectively, of its foreign investments as a result of the prescribed practice. The book value of foreign investments as of December 31, 2006 and 2005 were approximately $390,954,000 and $386,786,000, respectively.

The Company has adopted a permitted practice which differs from those found in the RCW as of December 31, 2005. Specifically, the requirement to non-admit real property in excess of limitations as stated in the RCW 48.13.170. With explicit permission of the Commissioner of Insurance of the OIC, the Company held real estate as admitted assets beyond the stated limitations. The book value of the real estate as of December 31, 2006 and 2005 were approximately $3,673,000 and $3,781,000, respectively.

Statutory stockholder’s equity was approximately $668,552,000 and $624,233,000 as of December 31, 2006 and 2005, respectively, and statutory net income was approximately $142,199,000, $175,287,000 and $164,164,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

Statutory unassigned surplus of approximately $658,752,000 and $614,434,000 included in retained earnings at December 31, 2006 and 2005, respectively, is the amount held for the benefit of the stockholder. The entire amount in 2006 and 2005 is designated as stockholder’s surplus for tax purposes and would not subject the Company to taxation if paid as a cash dividend.

The NAIC requires life insurance companies to calculate a risk-based capital (“RBC”) ratio. This RBC is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise’s regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company’s ratios exceed regulatory requirements at December 31, 2006 and 2005. These ratios are not a required part of the financial statements, and therefore, were not subjected to the auditing procedures applied in the audit of the financial statements.

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the OIC is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) the statutory net gain from operations from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the OIC. The maximum dividend payout that could be made without prior approval is approximately $126,434,000 in 2007. Dividends are determined by the Board of Directors.

The Company paid $100,000,000, $610,500,000 and $117,600,000 in dividends in 2006, 2005, and 2004, respectively.

In 2005, an extraordinary dividend payment of $610,500,000 was made by the Company. The extraordinary dividend payment was approved by the OIC on September 8, 2005. The extraordinary dividend payment consisted of a cash payment and a transfer of the Company’s investments in two certificates of contribution and one surplus note of the P&C Group. The cash payment of the

31

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
extraordinary dividend was $120,000,000. The book value of the two certificates of contribution and surplus note of the P&C Group was $490,500,000 as of the date of transfer.

The Company is required to deposit securities with state regulatory authorities. The fair value of these deposited securities was approximately $4,135,000 and $4,252,000 as of December 31, 2006 and 2005, respectively.

11.	Reinsurance

The Company has assumed and ceded business under both yearly renewable-term contracts and coinsurance contracts. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The policy benefit liabilities and unpaid claims amounts attributable to such business are stated as other receivables on the balance sheets, and totaled approximately $327,864,000 and $257,423,000 at December 31, 2006 and 2005, respectively.

The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Life commissions are reported net of expense reimbursements related to reinsured business.

The Company has established retention limits for new policy issuances. The maximum retention on new issues is $2,000,000 per life for certain universal life policies and $1,500,000 per life for all traditional policies except certain term life products. The excess risk is reinsured with unaffiliated reinsurers.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk arising from similar characteristics of its reinsurers.

32

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
Amounts included in the statements of income with respect to reinsurance assumed and ceded for the years ended December 31, 2006, 2005, and 2004 are as follows:

		Reinsurance	Reinsurance
(in thousands of dollars)	Direct	Assumed	Ceded	Net
2006
Premiums	$368,055	$25,989	$(191,980)	$202,064
Death and other benefits	243,033	25,038	(62,604)	205,467
Life commissions, net	23,970	288	(73,309)	(49,051)

2005
Premiums	339,789	21,727	(161,996)	199,520
Death and other benefits	233,277	21,649	(55,464)	199,462
Life commissions, net	23,100	246	(60,649)	(37,303)

2004
Premiums	307,029	18,718	(143,328)	182,419
Death and other benefits	214,252	18,355	(40,303)	192,304
Life commissions, net	22,281	268	(51,776)	(29,227)

33

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
12.	Minimum Guarantees

The Company’s variable annuity product offers various guaranteed minimum death and income benefits.

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account:

	Guaranteed	Guaranteed
	Minimum	Minimum
(in thousands of dollars)	Death Benefit	Income Benefit	Totals
Balances at December 31, 2004	$484	$571	$1,055
Incurred guarantee benefits	436	271	707
Paid guarantee benefits	(165)	—	(165)

Balances at December 31, 2005	$755	$842	$1,597

Weighted-average attained age of annuitant	56	50
Balances at December 31, 2005	$755	$842	$1,597
Incurred guarantee benefits	271	(428)	(157)
Paid guarantee benefits	118	—	118

Balances at December 31, 2006	$1,144	$414	$1,558

Weighted-average attained age of annuitant	58	54
The guaranteed minimum death benefit (“GMDB”) and guaranteed minimum income benefit (“GMIB”) liabilities equal the product of the ‘benefit ratio’ and the accumulated value of the contract charges earned to date, including accrued interest, less any excess contract benefit payments not covered by the policyholder account values. The benefit ratio equals the ratio of (1) the accumulated value of actual excess benefit payments plus the present value of expected future excess benefit payments, to (2) the accumulated value of all actual contract charges plus the present value of expected future contract charges. The GMDB and GMIB liabilities are recorded in future policy benefits on the Company’s balance sheet. Changes in the GMDB and GMIB liability are recorded in the increase in liability for future life benefits line item on the Company’s statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to expense on the Company’s statement of income, if actual experience or other evidence suggests that earlier assumptions should be revised.

34

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
The GMDB and GMIB liabilities as of December 31, 2006 and 2005 were determined from a set of 10,000 randomly generated projections, where the expected market and bond returns varied by scenario. The projected market return for each projection year in each scenario was determined by randomly selecting an actual annual market return from the period between February 26, 1972 and December 31, 2006. The projected bond returns for each projection year and scenario were set to 4.31% and 4.15% in 2006 and 2005, respectively, in the first projection year for all scenarios. For future years they were determined to be either the same as that for the prior projection year, 15% higher than that amount, or 15% lower. The excess of the bond returns over the credited rate on fixed funds was assumed to be a maximum of 1.75%, but restricted by the minimum 3% guaranteed credited rate.

The following assumptions consist of significant projection assumptions that did not vary by scenario:
-	Annuitant mortality was from the 1994 GMDB ALB tables.

-	Surrender rates varied from 3% in the early years up to a maximum rate of 15% in policy year 8, when the initial surrender charge expires, with an ultimate rate of 8%.

-	The expense-load and surrender-charge assumptions were consistent with the policy provisions.

-	The discount rate assumed was 3.25%, the average rate currently credited on fixed funds.
The Company did not have any net amount at risk related to its GMDB and GMIB benefit features offered with its variable annuity contracts as of December 31, 2006 and 2005. The GMDB feature provides a death benefit feature equal to the greater of account value or gross premiums. There were no individual gross premiums greater than account value as of December 31, 2006 and 2005. The GMIB benefit feature does not provide any benefits if annuitization occurs during the first 10 policy years. The Company initially issued its variable annuity product in 2000.

Invested in equity securities in the variable separate accounts at December 31, 2006 are approximately $92,185,000 of account balances of contracts with GMDB, approximately $27,894,000 of account balances of contracts with GMIB, and approximately $19,726,000 of account balances of contracts with both GMDB and GMIB.

Invested in equity securities in the variable separate accounts at December 31, 2005 are approximately $71,066,000 of account balances of contracts with GMDB, approximately $28,112,000 of account balances of contracts with GMIB, and approximately $20,052,000 of account balances of contracts with both GMDB and GMIB.

13.	Employees’ Retirement Plans

FGI sponsors a qualified, noncontributory defined benefit pension plan covering substantially all employees who have reached age 21 and rendered 1 year of service participation in the plan. The benefits are based on years of service and the employee’s compensation during the last 5 years of employment. FGI’s funding policy is to make sufficient contributions to the pension plan to fully provide for employees’ benefits at the time of retirement.

35

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

The Company has no legal obligation for benefits under these plans. FGI charges the Company an allocated share of such contribution based on characteristics of the population of plan participants. For 2006, 2005 and 2004, respectively, pension costs (credits) of approximately $3,060,000, $2,925,000 and $2,774,000 were allocated to the Company. Pension plan liabilities are only recorded by FGI.

14.	Employees’ Profit Sharing Plans

FGI and its subsidiaries have 2 profit sharing plans providing for cash payments to all eligible employees. The 2 plans, Cash Profit Sharing Plan and Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 15% of FGI and its subsidiaries’ consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of pretax earnings, as adjusted, or 15% of the salary or wage paid or accrued to the eligible employees, provides for an annual contribution by FGI and its subsidiaries to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan provides for annual cash distributions to eligible employees if certain criteria are met. The Cash Profit Sharing Plan is limited to 5% of pretax earnings, as adjusted, or 5% of eligible employees’ salaries or wages paid or accrued.

The Company’s share of expense under these plans was approximately $6,605,000, $5,884,000, and $5,384,000, in 2006, 2005, and 2004, respectively.

15.	Equity-Indexed Annuities

The Company sells an equity-indexed annuity product. At the end of its 7 year term, this product credits interest to the annuitant at a rate based on a specified portion of the change in the value of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), subject to a guaranteed annual minimum return.

To hedge the interest liability generated on the annuities as the index rises, the Company purchases call options on the S&P 500 Index. The Company considers such call options to be held as an economic hedge. As of December 31, 2006 and 2005, the Company had call options with contract values of approximately $61,239,000 and $86,597,000, respectively, and carrying values of approximately $4,408,000 and $2,481,000, respectively.

The cash requirement of the S&P 500 call options consist of the initial premium paid to purchase the call options. Should a liability exist to the annuitant at maturity of the annuity policy, the termination or maturity of the option contracts will generate positive cash flow to the Company. The appropriate amount of cash flow will then be remitted to the annuitant based on the respective participation rate. The S&P 500 call options are generally expected to be held for a 7 year term, but can be sold at any time.

In 2006, the Company had 17,919 S&P 500 call option contracts that expired upon reaching their 7 year term. The expired S&P 500 call options were acquired in February 1999 through January 2000, with contract values of $26,540,000 and carrying values of $0 at the date of expiration. The Company received no expiration proceeds, resulting in no realized gains or losses on expiration.

36

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
In 2005, the Company had 24,976 S&P 500 call option contracts that expired upon reaching their 7 year term. The expired S&P 500 call options were acquired in February 1998 through January 1999, with contract values of $27,034,000 and carrying values of approximately $317,000 at the date of expiration. The Company received approximately $268,000 in expiration proceeds, resulting in approximately $49,000 realized loss on expiration.

In 2004, the Company had 15,766 S&P 500 call option contracts that expired upon reaching their 7 year term. The expired S&P 500 call options were acquired in May 1997 through January 1998, with contract values of approximately $14,555,000 and carrying values of approximately $1,177,000 at the date of expiration. The Company received approximately $1,225,000 in expiration proceeds, resulting in approximately $48,000 realized gain on expiration.

There are certain risks associated with the S&P 500 call options, primarily with respect to significant movements in the United States stock market and counterparty nonperformance. The Company believes that the counterparties to its S&P 500 call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

16.	Related Parties

The Company entered into a modified coinsurance agreement (“Agreement”) on December 1, 2003 with an affiliate, KI. KI is an Illinois domiciled stock life insurance company, ultimately owned by ZFS. Initially, the Company transferred to KI all existing Non-Qualified Individual Flexible Payment Deferred (“NQ-FPDA”) and Non-Qualified Individual Single Premium Deferred (“NQ-SPDA”) annuities, totaling approximately 36% of the Company’s annuity business in-force as of December 1, 2003. In exchange, the Company received an initial commission of $36,500,000. No portion of the assets constituting the consideration has been transferred to KI. Subsequent new issues of NQ-FPDA and NQ-SPDA annuities will be transferred to KI under the Agreement. The Company has a management and service agreement with KI to provide services reasonably necessary pursuant to the Agreement. As of December 31, 2006 and 2005, the Company had receivables from KI of approximately $768,232,000 and $796,776,000, respectively, related to the Agreement. As of December 31, 2006 and 2005, the Company had payables to KI of approximately $738,522,000 and $776,443,000, respectively, related to the Agreement.

As a result of the Agreement, the Company established an unearned revenue reserve. This balance consisted of the deferral of the initial ceding commission and other front-end fees related to the ceded block of business. This amount is accreted in relation to the present value of expected gross profits on the ceded block of business. Such accretion is in direct proportion to the amortization of deferred policy acquisition costs for a given policy form and is recorded as other income in the statements of income. As of December 31, 2006 and 2005, the unearned revenue reserve balance was approximately $49,212,000 and $47,749,000, respectively. The Company accreted approximately $479,000 and ($4,644,000) into income for the years ended December 31, 2006 and 2005, respectively.

The Agreement contains an embedded derivative asset/(liability) of approximately $25,727,000 and $16,808,000 as of December 31, 2006 and 2005, respectively. The changes in fair value of this embedded derivative are recorded as other income/(loss) in the Company’s statements of income, which resulted in income of approximately $8,918,000 and $21,443,000 for the years ended December 31, 2006 and 2005, respectively.

37

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
The Agreement does not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for all annuities transferred; therefore, a credit exposure exists to the extent that KI does not meet its obligations under the Agreement. Failure of KI to honor its obligation could result in losses to the Company.

Since the underlying contracts in the Agreement are fixed annuity contracts, the Agreement does not transfer significant insurance risk under generally accepted accounting principles and is accounted for on a deposit method of accounting.

FGI has agreements with the Company to provide sales and marketing services, as well as human resource, information technology, real estate, tax and payroll, investments, purchasing, warehousing, corporate legal, internal audit and communication services. Fees charged to the Company by FGI for sales and marketing services were approximately $31,342,000, $29,379,000, and $27,494,000 for the years ended December 31, 2006, 2005 and 2004, respectively. These fees are accounted for as deferred policy acquisition costs except for advertising expenses, which are expensed as incurred, of approximately $1,864,000, $2,118,000, and $2,272,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

In 2004, the Company transitioned its information technology services to FGI, which resulted in information technology service charges of approximately $14,581,000, $12,527,000 and $11,417,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

17.	Surplus Note, Certificates of Contribution and Notes Receivable of The P&C Group

From time-to-time, the Company has purchased surplus notes or certificates of contribution of the P&C Group in order to supplement the policyholders’ surplus of the P&C Group.

Conditions governing repayment of the amounts are outlined in the surplus note and certificates of contribution. Generally, repayment may be made only when the surplus balance of the issuer reaches a specified level and then only after approval is granted by the issuer’s governing Board and the appropriate state insurance regulatory department.

As of December 31, 2006, the Company held no investments in surplus notes or certificates of contribution from the P&C Group (Note 10). Information regarding the surplus note and certificates of contribution from the P&C Group as of December 31, 2004, which the Company paid as part of the dividend to FGI in 2005 (Note 10), are as follows:

				Interest
(in thousands of dollars)	2004	Maturity Date	Term	Rate
Surplus note	$87,500	December 2013	10 year	6.15%
Certificate of contribution	107,000	September 2006	5 year	6.00%
Certificate of contribution	296,000	August 2014	10 year	6.15%

	$490,500

Interest received from the surplus note, certificates of contribution, and promissory notes totaled approximately $0, $29,412,000 and $33,611,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

38

Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2006 and 2005
18.	Subsequent Events

On January 2, 2007, the Company and sole shareholder of Leschi Life Assurance Company (“Leschi”) initially contributed $250,000 in cash in exchange for 250,000 shares of $1 par value common stock in Leschi, a special purpose financial captive organized and incorporated under the laws of the State of South Carolina as defined under South Carolina Code of Laws Section 38-90-420(19). In addition, the Company contributed $44,750,000 in cash for paid-in capital and contributed surplus. Leschi was organized for the purpose of providing reinsurance for business issued by the Company.

The Company is authorized and agrees to provide customary administrative services on behalf of Leschi.

The incorporation of Leschi, a subsidiary of the Company, did not have a material effect on the Company’s financial statements.

39

Farmers Annuity Separate Account A of Farmers New World Life
Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Financial Statements
December 31, 2007

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Index
December 31, 2007

Page(s)

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Statement of Assets and Liabilities	2-8

Statement of Operations	9-15

Statements of Changes in Net Assets	16-26

Notes to Financial Statements	27-51

Report of Independent Registered Public Accounting Firm
To the Board of Directors of
Farmers New World Life Insurance Company and the
Contract Holders of Farmers Annuity Separate Account A
In our opinion, the accompanying statement of assets and liabilities, including the related statement of operations, statements of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the Farmers Annuity Separate Account A of Farmers New World Life Insurance Company (the “Account”) (comprised of the Social Mid Cap Growth Portfolio of the Calvert Variable Series, Inc.; the Developing Leaders and Quality Bond Portfolios of the Dreyfus Variable Investment Fund — Service Class Shares; the Socially Responsible Growth Fund of the Dreyfus Socially Responsible Growth Fund, Inc. — Service Class Shares; the Bond, the Global Opportunities, the Growth and Income, and the International VIPs of the DWS Variable Series I — Class A Shares; the Dreman High Return Equity, the Government & Agency Securities, the High Income, the Money Market, and the Small Cap Growth VIPs of the DWS Variable Series II — Class A Shares; the Growth, the Index 500, and the Mid Cap Portfolios of Fidelity Variable Insurance Products Funds VIP — Service Class Shares; the Developing Markets Securities, the Global Asset Allocation, the Small — Mid Cap Growth Securities, and the Small Cap Value Securities Funds of the Franklin Templeton Variable Insurance Products Trust - Class 2 Shares; the Capital Growth, the Mid Cap Value, and the Structured Small Cap Equity Funds of the Goldman Sachs Variable Insurance Trust; the Balanced Portfolio — Service Shares, the Forty Portfolio — Institutional Shares, and the Mid Cap Growth Portfolio — Service Shares of the Janus Aspen Series; the Foreign Bond (U.S. Dollar Hedged) and the Low Duration Portfolios of the PIMCO Variable Insurance Trust — Administrative Class Shares; the Equity Income Account I and the MidCap Stock, the SmallCap Growth, and the West Coast Equity Accounts of the Principal Variable Contracts (“PVC”) Fund, Inc. — Class 2 Shares; and the Balanced, the Conservative Balanced, the Conservative Growth, the Flexible Income, and the Strategic Growth Portfolios of the PVC Fund, Inc. — Strategic Asset Management Portfolios — Class 2 Shares) at December 31, 2007, the results of each of their operations for the period ended, the changes in each of their net assets for each of the two periods then ended, and the financial highlights for each of the five periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Account’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Seattle, Washington
April 26, 2008

1

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Assets and Liabilities
December 31, 2007

	Calvert			Dreyfus
	Variable			Socially
	Series,	Dreyfus Variable		Responsible	DWS Variable
	Inc.	Investment Fund		Growth Fund, Inc.	Series I
	Social			Socially
	Mid Cap	Developing	Quality	Responsible
	Growth	Leaders	Bond	Growth	Bond
	Portfolio(1)	Portfolio	Portfolio	Fund	VIP
Assets
Investments, at fair value	$296,871	$2,914,308	$3,465,813	$117,571	$10,277,659
Dividends receivable	—	—	—	—	—

Total assets	296,871	2,914,308	3,465,813	117,571	10,277,659
Liabilities
Payable to Farmers New World Life Insurance Company	333	3,200	3,831	126	11,060

Net assets	$296,538	$2,911,108	$3,461,982	$117,445	$10,266,599

Accumulation units outstanding	25,845	285,053	287,857	13,136	738,847

Unit value of accumulation units	$11.47	$10.21	$12.03	$8.94	$13.90

Shares owned in each portfolio	9,721	91,243	313,932	3,887	1,472,444

Market value per share	$30.54	$31.94	$11.04	$30.25	$6.98

Cost of investments	$241,646	$2,999,442	$3,441,252	$92,366	$10,020,530

The accompanying notes are an integral part of these financial statements.

2

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Assets and Liabilities
December 31, 2007

	DWS Variable Series I,
	Continued			DWS Variable Series II
		Growth		Dreman	Government
	Global	and		High Return	& Agency	High
	Opportunities	Income	International	Equity	Securities	Income
	VIP	VIP	VIP	VIP	VIP	VIP
Assets
Investments, at fair value	$7,291,127	$5,010,637	$11,203,140	$24,098,913	$4,590,997	$6,482,463
Dividends receivable	—	—	—	—	—	—

Total assets	7,291,127	5,010,637	11,203,140	24,098,913	4,590,997	6,482,463
Liabilities
Payable to Farmers New World Life Insurance Company	7,881	5,560	12,150	26,197	5,124	7,075

Net assets	$7,283,246	$5,005,077	$11,190,990	$24,072,716	$4,585,873	$6,475,388

Accumulation units outstanding	401,138	501,953	1,104,215	1,238,095	332,984	469,257

Unit value of accumulation units	$18.16	$9.97	$10.13	$19.44	$13.77	$13.80

Shares owned in each portfolio	398,858	463,519	746,378	1,673,536	370,840	830,021

Market value per share	$18.28	$10.81	$15.01	$14.40	$12.38	$7.81

Cost of investments	$4,234,059	$4,185,141	$6,231,652	$18,340,246	$4,412,687	$6,402,940

The accompanying notes are an integral part of these financial statements.

3

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Assets and Liabilities
December 31, 2007

						Franklin Templeton
						Variable Insurance
	DWS Variable Series II,					Products Trust
	Continued		Fidelity Variable			Developing
	Money	Small Cap	Insurance Products Funds VIP			Markets
	Market	Growth	Growth	Index 500	Mid Cap	Securities
	VIP	VIP	Portfolio	Portfolio	Portfolio	Fund
Assets
Investments, at fair value	$1,501,347	$580,095	$11,804,323	$12,529,483	$8,876,108	$6,502,499
Dividends receivable	2,639	—	—	—	—	—

Total assets	1,503,986	580,095	11,804,323	12,529,483	8,876,108	6,502,499
Liabilities
Payable to Farmers New World Life Insurance Company	1,785	633	12,828	13,556	9,529	6,830

Net assets	$1,502,201	$579,462	$11,791,495	$12,515,927	$8,866,579	$6,495,669

Accumulation units outstanding	130,382	117,159	1,053,970	1,048,766	386,862	277,441

Unit value of accumulation units	$11.52	$4.95	$11.19	$11.93	$22.92	$23.41

Shares owned in each portfolio	1,501,347	38,493	262,377	76,558	246,696	406,406

Market value per share	$1.00	$15.07	$44.99	$163.66	$35.98	$16.00

Cost of investments	$1,501,347	$448,551	$7,823,692	$9,409,527	$6,592,882	$4,373,767

The accompanying notes are an integral part of these financial statements.

4

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Assets and Liabilities
December 31, 2007

	Franklin Templeton Variable			Goldman Sachs
	Insurance Products Trust, Continued			Variable Insurance Trust
	Global	Small - Mid	Small Cap			Structured
	Asset	Cap Growth	Value	Capital	Mid Cap	Small Cap
	Allocation	Securities	Securities	Growth	Value	Equity
	Fund	Fund	Fund	Fund	Fund	Fund
Assets
Investments, at fair value	$2,458,610	$2,347,178	$1,696,020	$9,661,926	$8,603,155	$1,069,661
Dividends receivable	—	—	—	—	—	—

Total assets	2,458,610	2,347,178	1,696,020	9,661,926	8,603,155	1,069,661
Liabilities
Payable to Farmers New World Life Insurance Company	2,567	2,580	1,861	10,557	9,358	1,099

Net assets	$2,456,043	$2,344,598	$1,694,159	$9,651,369	$8,593,797	$1,068,562

Accumulation units outstanding	142,851	195,191	134,142	926,981	418,332	78,343

Unit value of accumulation units	$17.19	$12.01	$12.63	$10.41	$20.54	$13.64

Shares owned in each portfolio	169,326	102,452	99,182	758,989	613,634	99,875

Market value per share	$14.52	$22.91	$17.10	$12.73	$14.02	$10.71

Cost of investments	$2,809,661	$1,642,975	$1,750,119	$7,249,074	$7,982,061	$1,303,157

The accompanying notes are an integral part of these financial statements.

5

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Assets and Liabilities
December 31, 2007

				PIMCO Variable
	Janus Aspen Series			Insurance Trust
			Mid Cap	Foreign
	Balanced	Forty	Growth	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Low
	(Service	(Institutional	(Service	(U.S. Dollar	Duration
	Shares)	Shares)	Shares)	Hedged)	Portfolio
Assets
Investments, at fair value	$4,124,914	$20,069,511	$1,327,702	$5,782,918	$8,105,249
Dividends receivable	—	—	—	—	—

Total assets	4,124,914	20,069,511	1,327,702	5,782,918	8,105,249
Liabilities
Payable to Farmers New World Life Insurance Company	4,390	22,204	1,432	6,321	8,997

Net assets	$4,120,524	$20,047,307	$1,326,270	$5,776,597	$8,096,252

Accumulation units outstanding	305,057	2,017,263	102,954	428,932	621,919

Unit value of accumulation units	$13.51	$9.94	$12.88	$13.47	$13.02

Shares owned in each portfolio	132,719	487,361	34,087	571,435	786,917

Market value per share	$31.08	$41.18	$38.95	$10.12	$10.30

Cost of investments	$3,183,188	$10,022,352	$669,868	$5,677,361	$7,897,759

The accompanying notes are an integral part of these financial statements.

6

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Assets and Liabilities
December 31, 2007

	PVC Fund, Inc.
	Equity	MidCap	SmallCap	West Coast
	Income	Stock	Growth	Equity
	Account I (2)	Account (3)	Account (4)	Account (5)
Assets
Investments, at fair value	$15,642,658	$5,006,738	$1,696,062	$1,650,419
Dividends receivable	—	—	—	—

Total assets	15,642,658	5,006,738	1,696,062	1,650,419
Liabilities
Payable to Farmers New World Life Insurance Company	17,179	5,252	1,808	1,745

Net assets	$15,625,479	$5,001,486	$1,694,254	$1,648,674

Accumulation units outstanding	898,705	323,936	184,584	120,102

Unit value of accumulation units	$17.39	$15.44	$9.18	$13.73

Shares owned in each portfolio	815,997	331,572	149,829	66,096

Market value per share	$19.17	$15.10	$11.32	$24.97

Cost of investments	$13,206,596	$4,903,238	$1,118,183	$1,561,996

The accompanying notes are an integral part of these financial statements.

7

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Assets and Liabilities
December 31, 2007

	PVC Fund, Inc. - Strategic Asset Management Portfolios
		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
	Portfolio (6)	Portfolio (7)	Portfolio (8)	Portfolio (9)	Portfolio (10)
Assets
Investments, at fair value	$45,078,211	$7,557,745	$40,390,772	$6,145,962	$25,511,252
Dividends receivable	—	—	—	—	—

Total assets	45,078,211	7,557,745	40,390,772	6,145,962	25,511,252
Liabilities
Payable to Farmers New World Life Insurance Company	48,402	8,031	43,917	6,308	27,412

Net assets	$45,029,809	$7,549,714	$40,346,855	$6,139,654	$25,483,840

Accumulation units outstanding	2,805,014	517,186	2,324,579	455,614	1,394,689

Unit value of accumulation units	$16.05	$14.60	$17.36	$13.48	$18.27

Shares owned in each portfolio	2,367,553	582,710	1,920,626	430,993	1,073,254

Market value per share	$19.04	$12.97	$21.03	$14.26	$23.77

Cost of investments	$35,469,048	$6,516,710	$30,952,261	$5,815,348	$18,166,552

(1)	Merged with Social Small Cap Growth Portfolio effective September 27, 2007

(2)	The WM Equity Income Fund changed its name to PVC Equity Income Account I effective January 5, 2007

(3)	The WM Mid Cap Stock Fund changed its name to PVC MidCap Stock Account effective January 5, 2007

(4)	The WM Small Cap Growth Fund changed its name to PVC SmallCap Growth Account effective January 5, 2007

(5)	The WM West Coast Equity Fund changed its name to PVC West Coast Equity Account effective January 5, 2007

(6)	The WM Balanced Portfolio changed its name to PVC Balanced Portfolio effective January 5, 2007

(7)	The WM Conservative Balanced Portfolio changed its name to PVC Conservative Balanced Portfolio effective January 5, 2007

(8)	The WM Conservative Growth Portfolio changed its name to PVC Conservative Growth Portfolio effective January 5, 2007

(9)	The WM Flexible Income Portfolio changed its name to PVC Flexible Income Portfolio effective January 5, 2007

(10)	The WM Strategic Growth Portfolio changed its name to PVC Strategic Growth Portfolio effective January 5, 2007
The accompanying notes are an integral part of these financial statements.

8

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Operations
Period Ended December 31, 2007

	Calvert			Dreyfus
	Variable			Socially
	Series,	Dreyfus Variable		Responsible	DWS Variable
	Inc.	Investment Fund		Growth Fund, Inc.	Series I
	Social			Socially
	Mid Cap	Developing	Quality	Responsible
	Growth	Leaders	Bond	Growth	Bond
	Portfolio (1)	Portfolio	Portfolio	Fund	VIP
Investment income
Dividends and capital gain distributions	$9,180	$431,485	$214,529	$320	$375,920

Expenses
Mortality and expense risk	3,978	40,883	59,760	1,492	115,371

Net investment income (loss)	5,202	390,602	154,769	(1,172)	260,549

Realized gains (losses) on investments
Proceeds from sales	111,934	575,608	8,529,824	8,040	3,177,189
Cost of investments sold	(112,175)	(626,519)	(8,605,739)	(7,345)	(3,189,168)

Net realized gain (loss) from investment transactions	(241)	(50,911)	(75,915)	695	(11,979)

Net unrealized appreciation (depreciation) of investments
Beginning of period	48,392	628,623	(39,706)	17,939	222,114
End of period	55,225	(85,134)	24,561	25,205	257,129

Change in net unrealized appreciation (depreciation) of investments	6,833	(713,757)	64,267	7,266	35,015

Net increase (decrease) in net assets from operations	$11,794	$(374,066)	$143,121	$6,789	$283,585

The accompanying notes are an integral part of these financial statements.

9

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Operations
Period Ended December 31, 2007

	DWS Variable Series I,
	Continued			DWS Variable Series II
		Growth		Dreman	Government
	Global	and		High Return	& Agency	High
	Opportunities	Income	International	Equity	Securities	Income
	VIP	VIP	VIP	VIP	VIP	VIP
Investment income
Dividends and capital gain distributions	$511,242	$131,546	$245,919	$514,692	$223,987	$462,415

Expenses
Mortality and expense risk	84,338	66,537	133,166	302,454	59,959	77,498

Net investment income (loss)	426,904	65,009	112,753	212,238	164,028	384,917

Realized gains (losses) on investments
Proceeds from sales	794,354	1,196,035	1,654,877	1,791,004	987,404	1,451,832
Cost of investments sold	(806,405)	(1,079,532)	(1,494,340)	(1,818,353)	(999,048)	(1,494,062)

Net realized gain (loss) from investment transactions	(12,051)	116,503	160,537	(27,349)	(11,644)	(42,230)

Net unrealized appreciation (depreciation) of investments
Beginning of period	3,004,689	982,128	4,016,077	6,662,510	127,472	456,416
End of period	3,057,068	825,496	4,971,488	5,758,667	178,310	79,523

Change in net unrealized appreciation (depreciation) of investments	52,379	(156,632)	955,411	(903,843)	50,838	(376,893)

Net increase (decrease) in net assets from operations	$467,232	$24,880	$1,228,701	$(718,954)	$203,222	$(34,206)

The accompanying notes are an integral part of these financial statements.

10

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Operations
Period Ended December 31, 2007

						Franklin Templeton
	DWS Variable Series II,		Fidelity Variable			Variable Insurance
	Continued		Insurance Products Funds VIP			Products Trust
						Developing
	Money	Small Cap				Markets
	Market	Growth	Growth	Index 500	Mid Cap	Securities
	VIP	VIP	Portfolio	Portfolio	Portfolio	Fund
Investment income
Dividends and capital gain distributions	$75,125	$—	$74,580	$418,143	$748,384	$521,438

Expenses
Mortality and expense risk	19,361	7,491	136,564	152,387	103,867	66,422

Net investment income (loss)	55,764	(7,491)	(61,984)	265,756	644,517	455,016

Realized gains (losses) on investments
Proceeds from sales	1,052,272	97,765	2,433,044	2,275,440	1,115,983	1,058,780
Cost of investments sold	(1,052,272)	(87,088)	(2,054,842)	(2,100,346)	(1,104,508)	(1,082,003)

Net realized gain (loss) from investment transactions	—	10,677	378,202	175,094	11,475	(23,223)

Net unrealized appreciation (depreciation) of investments
Beginning of period	—	105,422	1,928,183	3,070,926	1,900,256	1,293,612
End of period	—	131,544	3,980,631	3,119,956	2,283,226	2,128,732

Change in net unrealized appreciation (depreciation) of investments	—	26,122	2,052,448	49,030	382,970	835,120

Net increase (decrease) in net assets from operations	$55,764	$29,308	$2,368,666	$489,880	$1,038,962	$1,266,913

The accompanying notes are an integral part of these financial statements.

11

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Operations
Period Ended December 31, 2007

	Franklin Templeton Variable			Goldman Sachs
	Insurance Products Trust, Continued			Variable Insurance Trust
	Global	Small - Mid	Small Cap			Structured
	Asset	Cap Growth	Value	Capital	Mid Cap	Small Cap
	Allocation	Securities	Securities	Growth	Value	Equity
	Fund	Fund	Fund	Fund	Fund	Fund
Investment income
Dividends and capital gain distributions	$817,328	$161,018	$109,716	$17,603	$1,348,377	$117,639

Expenses
Mortality and expense risk	25,895	29,400	20,258	115,744	114,999	10,241

Net investment income (loss)	791,433	131,618	89,458	(98,141)	1,233,378	107,398

Realized gains (losses) on investments
Proceeds from sales	155,782	473,797	448,569	2,152,869	2,013,959	116,792
Cost of investments sold	(211,977)	(461,919)	(475,675)	(1,819,641)	(1,896,429)	(131,795)

Net realized gain (loss) from investment transactions	(56,195)	11,878	(27,106)	333,228	117,530	(15,003)

Net unrealized appreciation (depreciation) of investments
Beginning of period	213,923	630,718	74,933	1,868,819	1,746,176	23,851
End of period	(351,051)	704,203	(54,099)	2,412,852	621,094	(233,496)

Change in net unrealized appreciation (depreciation) of investments	(564,974)	73,485	(129,032)	544,033	(1,125,082)	(257,347)

Net increase (decrease) in net assets from operations	$170,264	$216,981	$(66,680)	$779,120	$225,826	$(164,952)

The accompanying notes are an integral part of these financial statements.

12

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Operations
Period Ended December 31, 2007

				PIMCO Variable
	Janus Aspen Series			Insurance Trust
			Mid Cap	Foreign
	Balanced	Forty	Growth	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Low
	(Service	(Institutional	(Service	(U.S. Dollar	Duration
	Shares)	Shares)	Shares)	Hedged)	Portfolio
Investment income
Dividends and capital gain distributions	$90,591	$61,891	$7,501	$179,511	$355,834

Expenses
Mortality and expense risk	48,230	229,698	15,613	69,208	98,409

Net investment income (loss)	42,361	(167,807)	(8,112)	110,303	257,425

Realized gains (losses) on investments
Proceeds from sales	802,662	2,238,097	154,976	1,450,733	1,908,558
Cost of investments sold	(796,392)	(1,805,863)	(142,365)	(1,478,980)	(1,928,119)

Net realized gain (loss) from investment transactions	6,270	432,234	12,611	(28,247)	(19,561)

Net unrealized appreciation (depreciation) of investments
Beginning of period	668,596	4,938,882	444,258	79,031	20,070
End of period	941,726	10,047,159	657,834	105,557	207,490

Change in net unrealized appreciation (depreciation) of investments	273,130	5,108,277	213,576	26,526	187,420

Net increase (decrease) in net assets from operations	$321,761	$5,372,704	$218,075	$108,582	$425,284

The accompanying notes are an integral part of these financial statements.

13

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Operations
Period Ended December 31, 2007

	PVC Fund, Inc.
	Equity	MidCap	SmallCap	West Coast
	Income	Stock	Growth	Equity
	Account I (2)	Account (3)	Account (4)	Account (5)
Investment income
Dividends and capital gain distributions	$831,992	$321,959	$—	$39,661

Expenses
Mortality and expense risk	201,092	59,056	26,894	14,828

Net investment income (loss)	630,900	262,903	(26,894)	24,833

Realized gains (losses) on investments
Proceeds from sales	1,971,842	755,821	2,428,683	144,998
Cost of investments sold	(2,030,328)	(840,535)	(2,514,213)	(148,730)

Net realized gain (loss) from investment transactions	(58,486)	(84,714)	(85,530)	(3,732)

Net unrealized appreciation (depreciation) of investments
Beginning of period	2,485,336	812,101	504,753	34,277
End of period	2,436,062	103,500	577,879	88,423

Change in net unrealized appreciation (depreciation) of investments	(49,274)	(708,601)	73,126	54,146

Net increase (decrease) in net assets from operations	$523,140	$(530,412)	$(39,298)	$75,247

The accompanying notes are an integral part of these financial statements.

14

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statement of Operations
Period Ended December 31, 2007

	PVC Fund, Inc. - Strategic Asset Management Portfolios
		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
	Portfolio (6)	Portfolio (7)	Portfolio (8)	Portfolio (9)	Portfolio (10)
Investment income
Dividends and capital gain distributions	$992,574	$305,621	$514,578	$313,620	$236,452

Expenses
Mortality and expense risk	551,968	88,577	471,119	66,634	318,657

Net investment income (loss)	440,606	217,044	43,459	246,986	(82,205)

Realized gains (losses) on investments
Proceeds from sales	3,485,568	990,602	2,898,034	1,048,317	2,791,077
Cost of investments sold	(3,518,854)	(998,541)	(2,949,002)	(1,075,736)	(2,758,934)

Net realized gain (loss) from investment transactions	(33,286)	(7,939)	(50,968)	(27,419)	32,143

Net unrealized appreciation (depreciation) of investments
Beginning of period	7,121,907	856,024	6,900,265	308,115	5,400,910
End of period	9,609,163	1,041,035	9,438,511	330,614	7,344,699

Change in net unrealized appreciation (depreciation) of investments	2,487,256	185,011	2,538,246	22,499	1,943,789

Net increase (decrease) in net assets from operations	$2,894,576	$394,116	$2,530,737	$242,066	$1,893,727

(1)	Merged with Social Small Cap Growth Portfolio effective September 27, 2007

(2)	The WM Equity Income Fund changed its name to PVC Equity Income Account I effective January 5, 2007

(3)	The WM Mid Cap Stock Fund changed its name to PVC MidCap Stock Account effective January 5, 2007

(4)	The WM Small Cap Growth Fund changed its name to PVC SmallCap Growth Account effective January 5, 2007

(5)	The WM West Coast Equity Fund changed its name to PVC West Coast Equity Account effective January 5, 2007

(6)	The WM Balanced Portfolio changed its name to PVC Balanced Portfolio effective January 5, 2007

(7)	The WM Conservative Balanced Portfolio changed its name to PVC Conservative Balanced Portfolio effective January 5, 2007

(8)	The WM Conservative Growth Portfolio changed its name to PVC Conservative Growth Portfolio effective January 5, 2007

(9)	The WM Flexible Income Portfolio changed its name to PVC Flexible Income Portfolio effective January 5, 2007

(10)	The WM Strategic Growth Portfolio changed its name to PVC Strategic Growth Portfolio effective January 5, 2007
The accompanying notes are an integral part of these financial statements.

15

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

	Calvert Variable
	Series, Inc.		Dreyfus Variable Investment Fund
	Social Mid Cap		Developing		Quality
	Growth Portfolio (1)		Leaders Portfolio		Bond Portfolio
	2007	2006	2007	2006	2007	2006
Increase (decrease) in net assets
From operations
Net investment income (loss)	$5,202	$(4,571)	$390,602	$225,418	$154,769	$101,045
Net realized gain (loss) from investment transactions	(241)	(306)	(50,911)	(33,796)	(75,915)	(21,767)
Change in net unrealized appreciation (depreciation) of investments	6,833	2,892	(713,757)	(121,531)	64,267	3,479

Net increase (decrease) in net assets from operations	11,794	(1,985)	(374,066)	70,091	143,121	82,757

From contract transactions
Payments received from contract owners	2,526	17,653	96,089	239,111	57,667	243,248
Transfers for contract benefits and terminations	(30,262)	(11,928)	(293,311)	(253,362)	(335,484)	(294,220)
Contract maintenance charges	(326)	(384)	(1,959)	(2,162)	(1,379)	(1,639)
Transfers between subaccounts (including fixed account), net	(25,630)	(4,367)	178,499	85,996	240,878	38,787

Net increase (decrease) in net assets from contract transactions	(53,692)	974	(20,682)	69,583	(38,318)	(13,824)

Total increase (decrease) in net assets	(41,898)	(1,011)	(394,748)	139,674	104,803	68,933
Net assets at beginning of period	338,436	339,447	3,305,856	3,166,182	3,357,179	3,288,246

Net assets at end of period	$296,538	$338,436	$2,911,108	$3,305,856	$3,461,982	$3,357,179

Analysis of increase (decrease) in units outstanding
Units sold	7,544	5,725	58,786	53,318	725,256	39,818
Units redeemed	(12,414)	(5,674)	(57,149)	(47,452)	(722,048)	(41,223)

Increase (decrease) in units outstanding	(4,870)	51	1,637	5,866	3,208	(1,405)
Beginning units	30,715	30,664	283,416	277,550	284,649	286,054

Ending units	25,845	30,715	285,053	283,416	287,857	284,649

The accompanying notes are an integral part of these financial statements.

16

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

	Dreyfus
	Socially Responsible
	Growth Fund, Inc.		DWS Variable Series I (2)
	Socially Responsible				Global		Growth and
	Growth Fund		Bond VIP (3)		Opportunities VIP (4)		Income VIP (5)
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,172)	$(1,379)	$260,549	$162,967	$426,904	$(16,868)	$65,009	$(17,282)
Net realized gain (loss) from investment transactions	695	(80)	(11,979)	(20,683)	(12,051)	(3,476)	116,503	9,733
Change in net unrealized appreciation (depreciation) of investments	7,266	9,219	35,015	81,314	52,379	991,877	(156,632)	596,191

Net increase (decrease) in net assets from operations	6,789	7,760	283,585	223,598	467,232	971,533	24,880	588,642

From contract transactions
Payments received from contract owners	625	2,699	2,106,899	938,379	807,637	358,636	116,814	177,098
Transfers for contract benefits and terminations	(3,042)	(7,151)	(770,512)	(506,926)	(485,371)	(430,744)	(567,474)	(301,411)
Contract maintenance charges	(130)	(127)	(3,634)	(3,388)	(3,536)	(3,200)	(3,897)	(4,449)
Transfers between subaccounts (including fixed account), net	733	2,294	1,272,281	414,043	586,964	453,763	99,303	(42,910)

Net increase (decrease) in net assets from contract transactions	(1,814)	(2,285)	2,605,034	842,108	905,694	378,455	(355,254)	(171,672)

Total increase (decrease) in net assets	4,975	5,475	2,888,619	1,065,706	1,372,926	1,349,988	(330,374)	416,970
Net assets at beginning of period	112,470	106,995	7,377,980	6,312,274	5,910,320	4,560,332	5,335,451	4,918,481

Net assets at end of period	$117,445	$112,470	$10,266,599	$7,377,980	$7,283,246	$5,910,320	$5,005,077	$5,335,451

Analysis of increase (decrease) in units outstanding
Units sold	637	773	467,568	142,626	111,119	79,479	85,993	36,651
Units redeemed	(854)	(1,090)	(274,666)	(79,820)	(61,368)	(55,049)	(119,195)	(54,774)

Increase (decrease) in units outstanding	(217)	(317)	192,902	62,806	49,751	24,430	(33,202)	(18,123)
Beginning units	13,353	13,670	545,945	483,139	351,387	326,957	535,155	553,278

Ending units	13,136	13,353	738,847	545,945	401,138	351,387	501,953	535,155

The accompanying notes are an integral part of these financial statements.

17

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

	DWS Variable Series I, (2)
	Continued		DWS Variable Series II (7)
	International		Dreman High Return		Government & Agency		High Income
	VIP (6)		Equity VIP (8)		Securities VIP (9)		VIP (10)
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in net assets
From operations
Net investment income (loss)	$112,753	$45,172	$212,238	$962,677	$164,028	$136,332	$384,917	$351,318
Net realized gain (loss) from investment transactions	160,537	(6,819)	(27,349)	20,536	(11,644)	(27,250)	(42,230)	(20,211)
Change in net unrealized appreciation (depreciation) of investments	955,411	1,804,104	(903,843)	2,218,306	50,838	16,325	(376,893)	143,220

Net increase (decrease) in net assets from operations	1,228,701	1,842,457	(718,954)	3,201,519	203,222	125,407	(34,206)	474,327

From contract transactions
Payments received from contract owners	1,089,457	669,901	2,616,729	1,576,347	157,950	109,103	796,177	453,478
Transfers for contract benefits and terminations	(990,449)	(736,455)	(1,970,884)	(1,416,214)	(548,130)	(589,863)	(655,847)	(403,250)
Contract maintenance charges	(6,769)	(5,921)	(13,773)	(14,133)	(2,472)	(3,002)	(2,810)	(2,901)
Transfers between subaccounts (including fixed account), net	180,254	440,172	1,969,340	319,187	146,583	(356,785)	523,935	224,241

Net increase (decrease) in net assets from contract transactions	272,493	367,697	2,601,412	465,187	(246,069)	(840,547)	661,455	271,568

Total increase (decrease) in net assets	1,501,194	2,210,154	1,882,458	3,666,706	(42,847)	(715,140)	627,249	745,895
Net assets at beginning of period	9,689,796	7,479,642	22,190,258	18,523,552	4,628,720	5,343,860	5,848,139	5,102,244

Net assets at end of period	$11,190,990	$9,689,796	$24,072,716	$22,190,258	$4,585,873	$4,628,720	$6,475,388	$5,848,139

Analysis of increase (decrease) in units outstanding
Units sold	237,756	237,119	259,706	157,568	91,884	21,670	173,418	69,140
Units redeemed	(214,990)	(194,533)	(127,117)	(134,546)	(110,279)	(87,303)	(126,406)	(48,764)

Increase (decrease) in units outstanding	22,766	42,586	132,589	23,022	(18,395)	(65,633)	47,012	20,376
Beginning units	1,081,449	1,038,863	1,105,506	1,082,484	351,379	417,012	422,245	401,869

Ending units	1,104,215	1,081,449	1,238,095	1,105,506	332,984	351,379	469,257	422,245

The accompanying notes are an integral part of these financial statements.

18

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

	DWS Variable Series II, (7)
	Continued				Fidelity Variable Insurance Products Funds VIP
	Money		Small Cap
	Market VIP (11)		Growth VIP (12)		Growth Portfolio		Index 500 Portfolio
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in net assets
From operations
Net investment income (loss)	$55,764	$45,845	$(7,491)	$(7,134)	$(61,984)	$(92,809)	$265,756	$26,844
Net realized gain (loss) from investment transactions	—	—	10,677	943	378,202	(3,681)	175,094	(3,845)
Change in net unrealized appreciation (depreciation) of investments	—	—	26,122	28,764	2,052,448	575,882	49,030	1,385,632

Net increase (decrease) in net assets from operations	55,764	45,845	29,308	22,573	2,368,666	479,392	489,880	1,408,631

From contract transactions
Payments received from contract owners	98,520	130,068	24,190	31,412	1,016,477	689,461	1,149,331	813,580
Transfers for contract benefits and terminations	(215,955)	(225,193)	(51,004)	(12,431)	(1,075,995)	(616,389)	(1,237,716)	(612,818)
Contract maintenance charges	(694)	(715)	(512)	(574)	(6,366)	(6,067)	(6,954)	(6,621)
Transfers between subaccounts (including fixed account), net	332,053	(321,934)	14,775	(8,404)	(50,681)	243,584	559,000	423,921

Net increase (decrease) in net assets from contract transactions	213,924	(417,774)	(12,551)	10,003	(116,565)	310,589	463,661	618,062

Total increase (decrease) in net assets	269,688	(371,929)	16,757	32,576	2,252,101	789,981	953,541	2,026,693
Net assets at beginning of period	1,232,513	1,604,442	562,705	530,129	9,539,394	8,749,413	11,562,386	9,535,693

Net assets at end of period	$1,502,201	$1,232,513	$579,462	$562,705	$11,791,495	$9,539,394	$12,515,927	$11,562,386

Analysis of increase (decrease) in units outstanding
Units sold	116,158	55,562	17,039	11,140	264,119	155,903	271,079	147,833
Units redeemed	(96,782)	(93,787)	(19,169)	(8,662)	(278,140)	(120,416)	(229,714)	(89,249)

Increase (decrease) in units outstanding	19,376	(38,225)	(2,130)	2,478	(14,021)	35,487	41,365	58,584
Beginning units	111,006	149,231	119,289	116,811	1,067,991	1,032,504	1,007,401	948,817

Ending units	130,382	111,006	117,159	119,289	1,053,970	1,067,991	1,048,766	1,007,401

The accompanying notes are an integral part of these financial statements.

19

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

	Fidelity Variable Insurance
	Products Funds VIP,
	Continued		Franklin Templeton Variable Insurance Products Trust
			Developing Markets		Global Asset		Small - Mid Cap
	Mid Cap Portfolio		Securities Fund		Allocation Fund		Growth Securities Fund
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in net assets
From operations
Net investment income (loss)	$644,517	$567,189	$455,016	$(3,642)	$791,433	$147,334	$131,618	$(24,314)
Net realized gain (loss) from investment transactions	11,475	(29,590)	(23,223)	(23,692)	(56,195)	(4,810)	11,878	8,160
Change in net unrealized appreciation (depreciation) of investments	382,970	76,797	835,120	770,818	(564,974)	77,107	73,485	150,584

Net increase (decrease) in net assets from operations	1,038,962	614,396	1,266,913	743,484	170,264	219,631	216,981	134,430

From contract transactions
Payments received from contract owners	889,751	550,289	890,981	536,711	394,117	161,217	360,754	122,272
Transfers for contract benefits and terminations	(580,273)	(335,578)	(562,895)	(174,391)	(108,644)	(177,975)	(183,517)	(128,207)
Contract maintenance charges	(3,633)	(2,982)	(3,269)	(2,170)	(481)	(363)	(1,385)	(1,375)
Transfers between subaccounts (including fixed account), net	257,874	1,429,332	377,633	1,452,524	315,672	454,441	20,064	(11,196)

Net increase (decrease) in net assets from contract transactions	563,719	1,641,061	702,450	1,812,674	600,664	437,320	195,916	(18,506)

Total increase (decrease) in net assets	1,602,681	2,255,457	1,969,363	2,556,158	770,928	656,951	412,897	115,924
Net assets at beginning of period	7,263,898	5,008,441	4,526,306	1,970,148	1,685,115	1,028,164	1,931,701	1,815,777

Net assets at end of period	$8,866,579	$7,263,898	$6,495,669	$4,526,306	$2,456,043	$1,685,115	$2,344,598	$1,931,701

Analysis of increase (decrease) in units outstanding
Units sold	89,525	116,416	97,512	137,997	46,506	44,179	61,176	24,892
Units redeemed	(64,171)	(32,203)	(65,917)	(27,689)	(10,166)	(15,502)	(42,563)	(26,528)

Increase (decrease) in units outstanding	25,354	84,213	31,595	110,308	36,340	28,677	18,613	(1,636)
Beginning units	361,508	277,295	245,846	135,538	106,511	77,834	176,578	178,214

Ending units	386,862	361,508	277,441	245,846	142,851	106,511	195,191	176,578

The accompanying notes are an integral part of these financial statements.

20

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

	Franklin Templeton
	Variable Insurance
	Products Trust, Continued		Goldman Sachs Variable Insurance Trust
	Small Cap Value		Capital				Structured Small
	Securities Fund		Growth Fund		Mid Cap Value Fund		Cap Equity Fund(13)
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in net assets
From operations
Net investment income (loss)	$89,458	$20,332	$(98,141)	$(94,413)	$1,233,378	$868,962	$107,398	$43,704
Net realized gain (loss) from investment transactions	(27,106)	(13,036)	333,228	(5,747)	117,530	(4,852)	(15,003)	(1,256)
Change in net unrealized appreciation (depreciation) of investments	(129,032)	70,580	544,033	668,657	(1,125,082)	311,233	(257,347)	9,216

Net increase (decrease) in net assets from operations	(66,680)	77,876	779,120	568,497	225,826	1,175,343	(164,952)	51,664

From contract transactions
Payments received from contract owners	582,295	205,719	829,075	616,496	179,223	393,227	357,529	105,656
Transfers for contract benefits and terminations	(60,943)	(10,586)	(786,376)	(570,561)	(716,724)	(584,198)	(74,136)	(16,050)
Contract maintenance charges	(485)	(139)	(5,487)	(5,484)	(5,624)	(5,815)	(335)	(216)
Transfers between subaccounts (including fixed account), net	167,986	573,551	265,366	231,206	(95,410)	(244,290)	286,142	192,806

Net increase (decrease) in net assets from contract transactions	688,853	768,545	302,578	271,657	(638,535)	(441,076)	569,200	282,196

Total increase (decrease) in net assets	622,173	846,421	1,081,698	840,154	(412,709)	734,267	404,248	333,860
Net assets at beginning of period	1,071,986	225,565	8,569,671	7,729,517	9,006,506	8,272,239	664,314	330,454

Net assets at end of period	$1,694,159	$1,071,986	$9,651,369	$8,569,671	$8,593,797	$9,006,506	$1,068,562	$664,314

Analysis of increase (decrease) in units outstanding
Units sold	90,714	70,668	271,940	132,172	70,542	48,293	48,232	20,000
Units redeemed	(38,316)	(8,775)	(239,653)	(102,617)	(98,787)	(72,380)	(10,044)	(1,990)

Increase (decrease) in units outstanding	52,398	61,893	32,287	29,555	(28,245)	(24,087)	38,188	18,010
Beginning units	81,744	19,851	894,694	865,139	446,577	470,664	40,155	22,145

Ending units	134,142	81,744	926,981	894,694	418,332	446,577	78,343	40,155

The accompanying notes are an integral part of these financial statements.

21

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

							PIMCO Variable
	Janus Aspen Series						Insurance Trust
					Mid Cap		Foreign
	Balanced Portfolio		Forty Portfolio		Growth Portfolio		Bond Portfolio
	(Service Shares)		(Institutional Shares)		(Service Shares)		(U.S. Dollar Hedged)
	2007	2006	2007	2006	2007	2006	2007	2006
Increase (decrease) in net assets
From operations
Net investment income (loss)	$42,361	$23,547	$(167,807)	$(141,187)	$(8,112)	$(15,134)	$110,303	$167,690
Net realized gain (loss) from investment transactions	6,270	1,517	432,234	34,196	12,611	65,551	(28,247)	(7,801)
Change in net unrealized appreciation (depreciation) of investments	273,130	233,697	5,108,277	1,298,173	213,576	85,796	26,526	(115,062)

Net increase (decrease) in net assets from operations	321,761	258,761	5,372,704	1,191,182	218,075	136,213	108,582	44,827

From contract transactions
Payments received from contract owners	402,546	304,966	1,119,739	876,745	70,446	69,353	382,686	404,084
Transfers for contract benefits and terminations	(356,528)	(246,183)	(1,785,053)	(953,157)	(102,513)	(252,256)	(495,219)	(399,938)
Contract maintenance charges	(1,309)	(1,162)	(11,566)	(11,671)	(1,087)	(1,105)	(2,785)	(2,973)
Transfers between subaccounts (including fixed account), net	505,433	372,022	(574,877)	103,588	43,283	(31,241)	492,408	275,656

Net increase (decrease) in net assets from contract transactions	550,142	429,643	(1,251,757)	15,505	10,129	(215,249)	377,090	276,829

Total increase (decrease) in net assets	871,903	688,404	4,120,947	1,206,687	228,204	(79,036)	485,672	321,656
Net assets at beginning of period	3,248,621	2,560,217	15,926,360	14,719,673	1,098,066	1,177,102	5,290,925	4,969,269

Net assets at end of period	$4,120,524	$3,248,621	$20,047,307	$15,926,360	$1,326,270	$1,098,066	$5,776,597	$5,290,925

Analysis of increase (decrease) in units outstanding
Units sold	103,797	64,928	172,431	246,017	14,174	10,821	153,789	71,688
Units redeemed	(60,457)	(28,187)	(322,269)	(241,378)	(13,717)	(31,208)	(126,594)	(50,677)

Increase (decrease) in units outstanding	43,340	36,741	(149,838)	4,639	457	(20,387)	27,195	21,011
Beginning units	261,717	224,976	2,167,101	2,162,462	102,497	122,884	401,737	380,726

Ending units	305,057	261,717	2,017,263	2,167,101	102,954	102,497	428,932	401,737

The accompanying notes are an integral part of these financial statements.

22

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

	PIMCO Variable
	Insurance Trust,
	Continued		PVC Fund, Inc.
	Low		Equity		MidCap
	Duration Portfolio		Income Account I (14)		Stock Account (15)
	2007	2006	2007	2006	2007	2006
Increase (decrease) in net assets
From operations
Net investment income (loss)	$257,425	$213,385	$630,900	$513,137	$262,903	$327,740
Net realized gain (loss) from investment transactions	(19,561)	(18,219)	(58,486)	(8,990)	(84,714)	(9,591)
Change in net unrealized appreciation (depreciation) of investments	187,420	(3,242)	(49,274)	1,121,282	(708,601)	139,518

Net increase (decrease) in net assets from operations	425,284	191,924	523,140	1,625,429	(530,412)	457,667

From contract transactions
Payments received from contract owners	549,693	493,721	1,941,973	1,519,004	1,320,220	401,149
Transfers for contract benefits and terminations	(723,077)	(585,806)	(929,388)	(401,550)	(340,272)	(219,936)
Contract maintenance charges	(3,657)	(3,850)	(4,846)	(3,481)	(2,105)	(1,665)
Transfers between subaccounts (including fixed account), net	313,864	245,397	382,906	2,939,694	727,521	382,881

Net increase (decrease) in net assets from contract transactions	136,823	149,462	1,390,645	4,053,667	1,705,364	562,429

Total increase (decrease) in net assets	562,107	341,386	1,913,785	5,679,096	1,174,952	1,020,096
Net assets at beginning of period	7,534,145	7,192,759	13,711,694	8,032,598	3,826,534	2,806,438

Net assets at end of period	$8,096,252	$7,534,145	$15,625,479	$13,711,694	$5,001,486	$3,826,534

Analysis of increase (decrease) in units outstanding
Units sold	182,846	89,938	1,353,659	298,701	578,811	57,619
Units redeemed	(173,989)	(77,617)	(1,272,586)	(38,216)	(479,770)	(22,754)

Increase (decrease) in units outstanding	8,857	12,321	81,073	260,485	99,041	34,865
Beginning units	613,062	600,741	817,632	557,147	224,895	190,030

Ending units	621,919	613,062	898,705	817,632	323,936	224,895

The accompanying notes are an integral part of these financial statements.

23

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

					PVC Fund, Inc. -
	PVC Fund, Inc., Continued				Strategic Asset Management Portfolios
	SmallCap		West Coast				Conservative
	Growth Account (16)		Equity Account (17)		Balanced Portfolio (18)		Balanced Portfolio (19)
	2007	2006	2007	2006 (15)	2007	2006	2007	2006
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(26,894)	$(22,198)	$24,833	$4,616	$440,606	$240,243	$217,044	$87,122
Net realized gain (loss) from investment transactions	(85,530)	8,585	(3,732)	(241)	(33,286)	(39,606)	(7,939)	(5,715)
Change in net unrealized appreciation (depreciation) of investments	73,126	102,510	54,146	31,401	2,487,256	3,026,679	185,011	331,786

Net increase (decrease) in net assets from operations	(39,298)	88,897	75,247	35,776	2,894,576	3,227,316	394,116	413,193

From contract transactions
Payments received from contract owners	58,771	37,050	407,409	188,043	2,243,109	2,378,731	247,520	302,624
Transfers for contract benefits and terminations	(163,430)	(109,425)	(47,530)	(5,382)	(2,979,626)	(2,943,067)	(348,403)	(256,400)
Contract maintenance charges	(1,310)	(1,402)	(535)	(149)	(15,520)	(14,615)	(2,026)	(2,052)
Transfers between subaccounts (including fixed account), net	97,910	9,002	428,401	494,020	2,627,881	3,884,525	809,514	430,581

Net increase (decrease) in net assets from contract transactions	(8,059)	(64,775)	787,745	676,532	1,875,844	3,305,574	706,605	474,753

Total increase (decrease) in net assets	(47,357)	24,122	862,992	712,308	4,770,420	6,532,890	1,100,721	887,946
Net assets at beginning of period	1,741,611	1,717,489	785,682	73,374	40,259,389	33,726,499	6,448,993	5,561,047

Net assets at end of period	$1,694,254	$1,741,611	$1,648,674	$785,682	$45,029,809	$40,259,389	$7,549,714	$6,448,993

Analysis of increase (decrease) in units outstanding
Units sold	2,706,096	23,657	149,391	55,902	3,047,832	501,768	589,161	91,935
Units redeemed	(2,717,742)	(31,195)	(90,570)	(944)	(2,926,330)	(268,941)	(540,013)	(56,312)

Increase (decrease) in units outstanding	(11,646)	(7,538)	58,821	54,958	121,502	232,827	49,148	35,623
Beginning units	196,230	203,768	61,281	6,323	2,683,512	2,450,685	468,038	432,415

Ending units	184,584	196,230	120,102	61,281	2,805,014	2,683,512	517,186	468,038

The accompanying notes are an integral part of these financial statements.

24

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

	PVC Fund, Inc. - Strategic
	Asset Management Portfolios, Continued
	Conservative		Flexible		Strategic
	Growth Portfolio (20)		Income Portfolio (21)		Growth Portfolio (22)
	2007	2006	2007	2006	2007	2006
Increase (decrease) in net assets
From operations
Net investment income (loss)	$43,459	$33,030	$246,986	$121,144	$(82,205)	$(74,710)
Net realized gain (loss) from investment transactions	(50,968)	(30,456)	(27,419)	11,622	32,143	(22,521)
Change in net unrealized appreciation (depreciation) of investments	2,538,246	2,958,844	22,499	127,480	1,943,789	2,351,724

Net increase (decrease) in net assets from operations	2,530,737	2,961,418	242,066	260,246	1,893,727	2,254,493

From contract transactions
Payments received from contract owners	4,794,376	5,133,542	762,506	140,137	2,006,603	3,092,197
Transfers for contract benefits and terminations	(2,690,344)	(1,531,804)	(462,429)	(241,383)	(1,746,597)	(1,608,868)
Contract maintenance charges	(18,598)	(16,471)	(1,173)	(1,272)	(18,034)	(17,025)
Transfers between subaccounts (including fixed account), net	2,229,777	1,668,775	703,405	(153,003)	359,450	1,845,060

Net increase (decrease) in net assets from contract transactions	4,315,211	5,254,042	1,002,309	(255,521)	601,421	3,311,364

Total increase (decrease) in net assets	6,845,948	8,215,460	1,244,375	4,725	2,495,149	5,565,857
Net assets at beginning of period	33,500,907	25,285,447	4,895,279	4,890,554	22,988,692	17,422,835

Net assets at end of period	$40,346,855	$33,500,907	$6,139,654	$4,895,279	$25,483,841	$22,988,692

Analysis of increase (decrease) in units outstanding
Units sold	2,599,946	612,851	572,895	52,566	1,723,946	379,161
Units redeemed	(2,352,983)	(268,285)	(497,004)	(72,470)	(1,687,590)	(167,584)

Increase (decrease) in units outstanding	246,963	344,566	75,891	(19,904)	36,356	211,577
Beginning units	2,077,616	1,733,050	379,723	399,627	1,358,333	1,146,756

Ending units	2,324,579	2,077,616	455,614	379,723	1,394,689	1,358,333

The accompanying notes are an integral part of these financial statements.

25

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Statements of Changes in Net Assets
Periods Ended December 31, 2007 and 2006

(1)	Merged with Social Small Cap Growth Portfolio effective September 27, 2007

(2)	Formerly named Scudder Variable Series I

(3)	Formerly named Scudder Bond Portfolio

(4)	Formerly named Scudder Global Discovery Portfolio

(5)	Formerly named Scudder Growth and Income Portfolio

(6)	Formerly named Scudder International Portfolio

(7)	Formerly named Scudder Variable Series II

(8)	Formerly named SVS Dreman High Return Equity Portfolio

(9)	Formerly named Scudder Government & Agency Securities Portfolio

(10)	Formerly named Scudder High Income Portfolio

(11)	Merged from DWS Variable Series I effective November 3, 2006

(12)	Formerly named Scudder Small Cap Growth Portfolio

(13)	Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14)	The WM Equity Income Fund changed its name to PVC Equity Income Account I effective January 5, 2007

(15)	The WM Mid Cap Stock Fund changed its name to PVC MidCap Stock Account effective January 5, 2007

(16)	The WM Small Cap Growth Fund changed its name to PVC SmallCap Growth Account effective January 5, 2007

(17)	The WM West Coast Equity Fund changed its name to PVC West Coast Equity Account effective January 5, 2007

(18)	The WM Balanced Portfolio changed its name to PVC Balanced Portfolio effective January 5, 2007

(19)	The WM Conservative Balanced Portfolio changed its name to PVC Conservative Balanced Portfolio effective January 5, 2007

(20)	The WM Conservative Growth Portfolio changed its name to PVC Conservative Growth Portfolio effective January 5, 2007

(21)	The WM Flexible Income Portfolio changed its name to PVC Flexible Income Portfolio effective January 5, 2007

(22)	The WM Strategic Growth Portfolio changed its name to PVC Strategic Growth Portfolio effective January 5, 2007
The accompanying notes are an integral part of these financial statements.

26

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006
1.	The Company

The Farmers Variable Annuity Account A (the “Account”), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farmers New World Life Insurance Company (the “Company”) during 2000 and exists in accordance with the regulations of the Office of the Insurance Commissioner of the State of Washington. The Company is a wholly owned subsidiary of Farmers Group, Inc. (“FGI”), whose ultimate parent is Zurich Financial Services Group. FGI, an insurance holding company that provides management services, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries and a reinsurance company, Farmers Reinsurance Company.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct, but the obligations of the Account, including benefits related to the variable annuity contract, are obligations of the Company.

The Account is a funding vehicle for individual variable annuity contracts, which may consist of optional riders for additional insurance benefits. Investments are made in the underlying mutual fund portfolios and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Investment transactions are recorded on a trade date basis. The deposits collected for these contracts are invested at the direction of the contract holders in the subaccounts that comprise the Account. The Account is currently comprised of thirty-seven subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. The subaccounts invest in the following underlying mutual fund portfolios (collectively, the “Funds”):

Calvert Variable Series, Inc.

Social Mid Cap Growth Portfolio (1)

Dreyfus Variable Investment Fund — Service Class Shares

Developing Leaders Portfolio Quality Bond Portfolio

Dreyfus Socially Responsible Growth Fund, Inc. — Service Class Shares

Socially Responsible Growth Fund

DWS Variable Series I — Class A Shares

Bond VIP Global Opportunities VIP Growth and Income VIP International VIP

DWS Variable Series II — Class A Shares

Dreman High Return Equity VIP Government & Agency Securities VIP High Income VIP Money Market VIP (2) Small Cap Growth VIP

27

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006
Fidelity Variable Insurance Products Funds VIP — Service Class Shares
Growth Portfolio
Index 500 Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2 Shares
Developing Markets Securities Fund
Global Asset Allocation Fund
Small — Mid Cap Growth Securities Fund
Small Cap Value Securities Fund (3)
Goldman Sachs Variable Insurance Trust
Capital Growth Fund
Mid Cap Value Fund (4)
Structured Small Cap Equity Fund
Janus Aspen Series
Balanced Portfolio (Service Shares)
Forty Portfolio (Institutional Shares)
Mid Cap Growth Portfolio (Service Shares)
PIMCO Variable Insurance Trust — Administrative Class Shares
Foreign Bond Portfolio (U.S. Dollar Hedged)
Low Duration Portfolio
PVC Fund, Inc. — Class 2 Shares (5)
Equity Income Account I
MidCap Stock Account
SmallCap Growth Account
West Coast Equity Account (3)
PVC Fund, Inc. — Strategic Asset Management Portfolios — Class 2 Shares (5)
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio

(1)	Social Small Cap Growth merged into Social Mid Cap Growth Portfolio effective September 27, 2007

(2)	Investment closed out of DWS Variable Series I and merged into DWS Variable Series II effective November 3, 2006.

(3)	Additional investment option available to contract holders as of May 2, 2005.

(4)	Investment closed to new contract holders as of May 13, 2005. Effective May 1, 2006, only contract holders who held shares as of May 13, 2005 are permitted to make additional purchases and to reinvest dividends and capital gains into their accounts.

(5)	Effective January 5, 2007, Principal Variable Contracts (“PVC”) Fund, Inc. acquired WM Group of Funds.

28

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006
The Company owns the assets in the Account, and is obligated to pay all benefits under the contracts the Company issues. The Company provides insurance and administrative services to the contract holders for a fee. The Company also maintains a fixed account (“Fixed Account”), to which contract holders may direct their deposits and receive a fixed rate of return.

The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law. Certain officers of the Account are also officers and directors of the Company.

2.	Significant Accounting Policies

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Valuation of Investments and Accumulation Unit Values

Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value per share of the respective portfolios at December 31, 2007. Accumulation unit values are computed daily based on total net assets of the Account.

Realized Gains and Losses

Realized gains and losses represent the difference between the proceeds from sales of shares and the cost of such shares, which are determined using the specific identified cost method.

Payable to Farmers New World Life Insurance Company

Amounts payable to the Company consist of unsettled transactions. The amounts are due from the respective portfolios to the Company for asset-based charges.

Federal Income Tax

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Therefore, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this contract in the event of changes in tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Dividends and Capital Gain Distributions

Dividend income and capital gain distributions received by the Funds are reinvested in additional Fund shares and are recognized on the ex-distribution date.

3.	Expenses

Mortality and Expense Risk Charge

The Company assumes mortality and expense risk related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers

29

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006
the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits. The charge is assessed daily and is equal, on an annual basis, to 0.95% of the average daily net assets in the subaccounts.
Guaranteed Minimum Death Benefit

The contract holder has the option at issue of electing the guaranteed minimum death benefit rider which provides an enhanced death benefit in the event of the death of the last surviving annuitant before the annuity start date. The charge for this rider is assessed daily and is equal, on an annual basis, to 0.25% of the average daily assets in the subaccounts.

Guaranteed Retirement Income Benefit

A certain number of in-force contracts have a guaranteed retirement income benefit rider which guarantees a minimum lifetime fixed income benefit in certain specified circumstances. The charge for this rider is assessed daily and is equal, on an annual basis, to 0.25% of the average daily assets in the subaccounts. As of June 18, 2003, the Account ceased offering the guaranteed retirement income benefit rider. For contract holders who elected the guaranteed retirement income benefit rider before June 18, 2003, the guaranteed retirement income benefit rider remains in force and the Account’s obligations and duties under this rider will not change.

Administration Charge

The Company will deduct a daily asset-based administration charge, at an annual rate of 0.20%, from each subaccount to help reimburse for administrative charges.

Contract Maintenance Charges Surrender Charge

The Company may deduct a surrender charge if, during the pay-in period, the contract holder fully surrenders the contract or withdraws a portion of its cash value. A surrender charge of up to 7% of amounts withdrawn may be deducted, if applicable.

Records Maintenance Charge

The Company deducts a records maintenance charge of $30 from the contract value on the last valuation day of each contract year during the pay-in period and on the date when the contract is surrendered, and at the annuity start date. This charge will be waived if certain conditions are met.

Transfer Fee

The Company may deduct after the twelfth transfer a transfer fee in the amount of $25 per transfer.

Premium Taxes

Various states and other governmental entities charge a premium tax on contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. The Company is responsible for paying these taxes. If applicable, the Company will deduct the cost of such taxes from the contract value either from premium payments as the Company receives them, from contract value upon surrender or partial withdrawal, on the annuity start date, or upon payment of a death benefit.

30

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006
Portfolio Operating Expenses

The value of the net assets of each subaccount is reduced by the investment management, 12b-1 fees and service fees in some cases, and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses are paid indirectly by the contract holders, which currently ranges up to 2%.
4.	Purchases and Sales of Investments

The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2007 consist of the following:

	Purchases	Sales
Calvert Variable Series, Inc.
Social Mid Cap Growth Portfolio	$63,422	$111,934

Dreyfus Variable Investment Fund — Service Class Shares
Developing Leaders Portfolio	945,320	575,608
Quality Bond Portfolio	8,646,628	8,529,824

Dreyfus Socially Responsible Growth Fund, Inc. — Service Class Shares
Socially Responsible Growth Fund	5,067	8,040

DWS Variable Series I — Class A Shares
Bond VIP	6,046,302	3,177,189
Global Opportunities VIP	2,128,809	794,354
Growth and Income VIP	905,795	1,196,035
International VIP	2,042,387	1,654,877

DWS Variable Series II — Class A Shares
Dreman High Return Equity VIP	4,608,131	1,791,004
Government & Agency Securities VIP	905,633	987,404
High Income VIP	2,499,288	1,451,832
Money Market VIP	1,322,381	1,052,272
Small Cap Growth VIP	77,776	97,765

Fidelity Variable Insurance Products Funds VIP — Service Class Shares
Growth Portfolio	2,257,569	2,433,044
Index 500 Portfolio	3,006,696	2,275,440
Mid Cap Portfolio	2,326,351	1,115,983

Franklin Templeton Variable Insurance Products Trust — Class 2 Shares
Developing Markets Securities Fund	2,218,776	1,058,780
Global Asset Allocation Fund	1,548,795	155,782
Small — Mid Cap Growth Securities Fund	801,922	473,797
Small Cap Value Securities Fund	1,227,676	448,569

Goldman Sachs Variable Insurance Trust
Capital Growth Fund	2,359,053	2,152,869
Mid Cap Value Fund	2,608,980	2,013,959
Structured Small Cap Equity Fund	793,849	116,792

31

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Purchases	Sales
Janus Aspen Series
Balanced Portfolio (Service Shares)	1,396,352	802,662
Forty Portfolio (Institutional Shares)	824,172	2,238,097
Mid Cap Growth Portfolio (Service Shares)	157,228	154,976

PIMCO Variable Insurance Trust — Administrative Class Shares
Foreign Bond Portfolio (U.S. Dollar Hedged)	1,939,010	1,450,733
Low Duration Portfolio	2,303,967	1,908,558

PVC Fund, Inc. — Class 2 Shares
Equity Income Account I	3,996,706	1,971,842
MidCap Stock Account	2,725,569	755,821
SmallCap Growth Account	2,393,785	2,428,683
West Coast Equity Account	958,599	144,998

PVC Fund, Inc. — Strategic Asset Management Portfolios — Class 2 Shares
Balanced Portfolio	5,810,069	3,485,568
Conservative Balanced Portfolio	1,915,800	990,602
Conservative Growth Portfolio	7,267,124	2,898,034
Flexible Income Portfolio	2,299,164	1,048,317
Strategic Growth Portfolio	3,314,768	2,791,077
5.	Financial Highlights

The Company sells variable annuity insurance products, which have unique combinations of features and fees that are charges against the contract holder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract holders may not have selected all available and applicable contract options as discussed in Note 3.

32

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	At December 31			Period Ended December 31
					Expense	Total
				Investment	Ratio **	Return***
		Unit	Net	Income	Lowest to	Lowest to
	Units	Fair Value	Assets	Ratio *	Highest	Highest
Calvert Variable Series, Inc:
Social Mid Cap Growth Portfolio (1)
2007	25,845	$11.23 to $11.60	$296,538	0.00%	0.02% to 0.52%	3.75% to 4.27%
2006	30,715	10.82 to 11.13	338,436	0.00%	0.03% to 0.50%	-0.85% to -0.36%
2005	30,664	10.91 to 11.17	339,447	0.00%	0.03% to 0.54%	-10.64% to -10.20%
2004	32,754	12.21 to 12.44	404,562	0.00%	0.03% to 0.57%	8.66% to 9.19%
2003	23,380	11.24 to 11.39	264,605	1.70%	0.05% to 0.83%	37.31% to 37.99%
Dreyfus Variable Investment Fund - Service Class Shares:
Developing Leaders Portfolio (2)
2007	285,053	9.99 to 10.32	2,911,108	0.49%	0.17% to 0.55%	-12.73% to -12.29%
2006	283,416	11.44 to 11.77	3,305,856	0.15%	0.17% to 0.53%	1.84% to 2.35%
2005	277,550	11.24 to 11.50	3,166,182	0.00%	0.20% to 0.50%	3.85% to 4.36%
2004	258,325	10.82 to 11.02	2,827,921	0.00%	0.22% to 0.48%	9.24% to 9.78%
2003	242,234	9.90 to 10.04	2,419,431	0.00%	0.23% to 0.44%	29.22% to 29.86%
Quality Bond Portfolio
2007	287,857	11.76 to 12.15	3,461,982	4.61%	0.16% to 0.48%	1.62% to 2.12%
2006	284,649	11.57 to 11.90	3,357,179	4.35%	0.17% to 0.54%	2.22% to 2.72%
2005	286,054	11.32 to 11.58	3,288,246	3.38%	0.19% to 0.53%	0.60% to 1.10%
2004	275,079	11.25 to 11.46	3,133,201	3.88%	0.20% to 0.55%	1.37% to 1.87%
2003	259,835	11.10 to 11.25	2,909,808	3.70%	0.23% to 0.51%	3.08% to 3.59%
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Shares:
Socially Responsible Growth Fund
2007	13,136	8.72 to 9.01	117,445	0.27%	0.09% to 0.63%	5.74% to 6.27%
2006	13,353	8.25 to 8.48	112,470	0.00%	0.09% to 0.61%	7.19% to 7.72%
2005	13,670	7.70 to 7.88	106,995	0.00%	0.07% to 0.65%	1.68% to 2.18%
2004	11,418	7.57 to 7.71	87,651	0.16%	0.07% to 0.68%	4.21% to 4.73%
2003	8,898	7.26 to 7.36	65,265	0.01%	0.12% to 0.75%	23.71% to 24.32%
DWS Variable Series I (3) - Class A Shares:
Bond VIP (4)
2007	738,847	13.52 to 14.05	10,266,599	4.13%	0.09% to 0.54%	2.48% to 2.99%
2006	545,945	13.20 to 13.65	7,377,980	3.63%	0.11% to 0.55%	3.02% to 3.53%
2005	483,139	12.81 to 13.18	6,312,274	3.52%	0.14% to 0.51%	0.94% to 1.44%
2004	443,769	12.69 to 12.99	5,721,849	3.74%	0.16% to 0.49%	3.67% to 4.18%
2003	391,779	12.24 to 12.47	4,854,330	3.93%	0.20% to 0.45%	3.36% to 3.87%
Global Opportunities VIP (5)
2007	401,138	17.74 to 18.33	7,283,246	1.16%	0.13% to 0.57%	7.55% to 8.08%
2006	351,387	16.49 to 16.96	5,910,320	0.95%	0.15% to 0.53%	20.10% to 20.69%
2005	326,957	13.73 to 14.05	4,560,332	0.57%	0.17% to 0.51%	16.28% to 16.85%
2004	314,472	11.81 to 12.03	3,758,651	0.25%	0.20% to 0.47%	21.34% to 21.94%
2003	275,496	9.73 to 9.86	2,703,398	0.09%	0.23% to 0.40%	46.67% to 47.40%

33

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	At December 31			Period Ended December 31
					Expense	Total
				Investment	Ratio **	Return***
		Unit	Net	Income	Lowest to	Lowest to
	Units	Fair Value	Assets	Ratio *	Highest	Highest
Growth and Income VIP (6)
2007	501,953	$9.72 to $10.10	$5,005,077	1.24%	0.23%to 0.55%	-0.30% to 0.20%
2006	535,155	9.75 to 10.08	5,335,451	0.96%	0.22%to 0.53%	11.79% to 12.34%
2005	553,278	8.72 to 8.98	4,918,481	1.29%	0.23%to 0.56%	4.35% to 4.86%
2004	588,901	8.36 to 8.56	5,001,919	0.79%	0.24%to 0.57%	8.37% to 8.90%
2003	607,789	7.71 to 7.86	4,746,923	1.04%	0.24%to 0.54%	24.68% to 25.30%
International VIP (7)
2007	1,104,215	9.86 to 10.25	11,190,990	2.37%	0.15%to 0.58%	12.72% to 13.28%
2006	1,081,449	8.75 to 9.05	9,689,796	1.80%	0.17%to 0.54%	23.87% to 24.48%
2005	1,038,863	7.06 to 7.27	7,479,642	1.57%	0.21%to 0.51%	14.29% to 14.85%
2004	1,015,300	6.18 to 6.33	6,373,460	1.26%	0.23%to 0.49%	14.64% to 15.20%
2003	945,537	5.39 to 5.49	5,158,130	0.76%	0.26%to 0.45%	25.68% to 26.30%
DWS Variable Series II (8) - Class A Shares:
Dreman High Return Equity VIP (9)
2007	1,238,095	18.94 to 19.68	24,072,716	1.40%	0.16% to 0.56%	-3.47% to -2.99%
2006	1,105,506	19.62 to 20.28	22,190,258	1.94%	0.18% to 0.53%	16.82% to 17.39%
2005	1,082,484	16.79 to 17.28	18,523,552	1.73%	0.21% to 0.51%	6.17% to 6.69%
2004	1,056,606	15.82 to 16.19	16,970,675	1.61%	0.23% to 0.49%	12.20% to 12.75%
2003	998,203	14.10 to 14.36	14,235,929	1.97%	0.25% to 0.45%	29.79% to 30.43%
Government & Agency Securities VIP (10)
2007	332,984	13.43 to 13.96	4,585,873	4.92%	0.22% to 0.52%	4.22% to 4.74%
2006	351,379	12.89 to 13.33	4,628,720	4.11%	0.21% to 0.53%	2.48% to 2.98%
2005	417,012	12.58 to 12.94	5,343,860	4.03%	0.22% to 0.52%	0.91% to 1.41%
2004	457,076	12.46 to 12.76	5,787,094	2.91%	0.20% to 0.56%	2.06% to 2.57%
2003	520,517	12.21 to 12.44	6,437,516	2.68%	0.20% to 0.53%	0.60% to 1.09%
High Income VIP (11)
2007	469,257	13.44 to 13.96	6,475,388	7.74%	0.12% to 0.54%	-0.69% to -0.20%
2006	422,245	13.53 to 13.99	5,848,139	7.72%	0.13% to 0.53%	8.68% to 9.22%
2005	401,869	12.45 to 12.81	5,102,244	9.45%	0.15% to 0.52%	2.20% to 2.71%
2004	374,415	12.18 to 12.47	4,634,441	6.87%	0.17% to 0.47%	10.59% to 11.13%
2003	316,214	11.02 to 11.22	3,524,576	7.43%	0.21% to 0.42%	22.60% to 23.21%
Money Market VIP (12)
2007	130,382	11.18 to 11.61	1,502,201	4.77%	0.07% to 0.69%	3.27% to 3.78%
2006	111,006	10.82 to 11.19	1,232,513	4.53%	0.08% to 0.72%	2.92% to 3.43%
2005	149,231	10.51 to 10.82	1,604,442	2.69%	0.10% to 0.66%	1.07% to 1.57%
2004	121,452	10.40 to 10.65	1,285,817	0.89%	0.13% to 0.69%	-0.73% to -0.24%
2003	155,698	10.48 to 10.68	1,655,506	0.81%	0.12% to 0.71%	-0.83% to -0.33%

34

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	At December 31			Period Ended December 31
					Expense	Total
				Investment	Ratio **	Return***
		Unit	Net	Income	Lowest to	Lowest to
	Units	Fair Value	Assets	Ratio *	Highest	Highest
Small Cap Growth VIP (13)
2007	117,159	4.82 to 5.01	579,462	0.00%	0.10% to 0.50%	4.47% to 4.99%
2006	119,289	4.61 to 4.77	562,705	0.00%	0.09% to 0.47%	3.56% to 4.07%
2005	116,811	4.45 to 4.58	530,129	0.00%	0.09% to 0.47%	5.34% to 5.86%
2004	117,058	4.23 to 4.33	502,754	0.00%	0.15% to 0.46%	9.22% to 9.76%
2003	121,221	3.87 to 3.94	474,347	0.00%	0.24% to 0.42%	30.79% to 31.43%
Fidelity Variable Insurance Products Funds VIP — Service Class Shares:
Growth Portfolio
2007	1,053,970	10.93 to 11.30	11,791,495	0.61%	0.14% to 0.56%	24.80% to 25.42%
2006	1,067,991	8.76 to 9.01	9,539,394	0.27%	0.15% to 0.54%	5.00% to 5.52%
2005	1,032,504	8.34 to 8.54	8,749,413	0.38%	0.17% to 0.53%	3.96% to 4.48%
2004	1,005,924	8.02 to 8.17	8,172,661	0.15%	0.18% to 0.51%	1.58% to 2.09%
2003	753,540	7.90 to 8.00	6,001,979	0.16%	0.23% to 0.42%	30.63% to 31.27%
Index 500 Portfolio
2007	1,048,766	$11.65 to $12.04	$12,515,927	3.52%	0.11% to 0.60%	3.62% to 4.14%
2006	1,007,401	11.25 to 11.57	11,562,386	1.52%	0.12% to 0.58%	13.74% to 14.30%
2005	948,817	9.89 to 10.12	9,535,693	1.64%	0.15% to 0.57%	3.02% to 3.53%
2004	874,020	9.60 to 9.77	8,495,530	1.15%	0.18% to 0.54%	8.71% to 9.25%
2003	750,683	8.83 to 8.95	6,684,698	1.13%	0.23% to 0.45%	26.19% to 26.82%
Mid Cap Portfolio
2007	386,862	22.38 to 23.12	8,866,579	0.72%	0.12% to 0.59%	13.60% to 14.17%
2006	361,508	19.70 to 20.25	7,263,898	0.22%	0.12% to 0.53%	10.77% to 11.31%
2005	277,295	17.78 to 18.20	5,008,441	0.00%	0.13% to 0.49%	16.29% to 16.86%
2004	237,086	15.29 to 15.57	3,668,686	0.00%	0.16% to 0.43%	22.74% to 23.35%
2003	178,938	12.46 to 12.62	2,247,725	0.26%	0.19% to 0.37%	36.28% to 36.95%
Franklin Templeton Variable Insurance Products Trust — Class 2 Shares:
Developing Markets Securities Fund
2007	277,441	22.70 to 23.59	6,495,669	2.24%	0.02% to 0.73%	26.68% to 27.31%
2006	245,846	17.92 to 18.53	4,526,306	1.08%	0.03% to 0.63%	26.02% to 26.64%
2005	135,538	14.22 to 14.63	1,970,148	1.36%	0.02% to 0.62%	25.37% to 25.98%
2004	65,196	11.34 to 11.61	753,743	1.72%	0.06% to 0.62%	22.68% to 23.29%
2003	20,092	9.25 to 9.42	188,382	1.07%	0.05% to 0.52%	50.51% to 51.25%
Global Asset Allocation Fund
2007	142,851	16.74 to 17.30	2,456,043	16.63%	0.07% to 0.75%	8.22% to 8.75%
2006	106,511	15.47 to 15.91	1,685,115	6.97%	0.10% to 0.61%	19.15% to 19.74%
2005	77,834	12.99 to 13.29	1,028,164	3.65%	0.10% to 0.66%	1.88% to 2.38%
2004	51,020	12.75 to 12.98	659,293	3.12%	0.15% to 0.63%	13.84% to 14.40%
2003	32,958	11.20 to 11.35	372,079	1.97%	0.08% to 0.43%	29.81% to 30.46%

35

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	At December 31			Period Ended December 31
					Expense	Total
				Investment	Ratio **	Return***
		Unit	Net	Income	Lowest to	Lowest to
	Units	Fair Value	Assets	Ratio *	Highest	Highest
Small — Mid Cap Growth Securities Fund (14)
2007	195,191	11.74 to 12.14	2,344,598	0.00%	0.15% to 0.53%	9.43% to 9.97%
2006	176,578	10.73 to 11.04	1,931,701	0.00%	0.19% to 0.53%	6.93% to 7.46%
2005	178,214	10.04 to 10.27	1,815,777	0.00%	0.21% to 0.50%	3.09% to 3.60%
2004	169,992	9.73 to 9.91	1,674,276	0.00%	0.23% to 0.47%	9.66% to 10.20%
2003	150,004	8.88 to 8.99	1,342,375	0.00%	0.25% to 0.42%	35.02% to 35.69%
Small Cap Value Securities Fund
2007	134,142	12.52 to 12.69	1,694,159	0.63%	0.01% to 0.58%	-3.97% to -3.50%
2006	81,744	13.04 to 13.15	1,071,986	0.65%	0.01% to 0.60%	15.09% to 15.65%
2005 (23)	19,851	11.33 to 11.37	225,565	0.27%	0.00% to 0.45%	13.30% to 13.67%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
Goldman Sachs Variable Insurance Trust:
Capital Growth Fund
2007	926,981	10.18 to 10.52	9,651,369	0.20%	0.14% to 0.54%	8.33% to 8.87%
2006	894,694	9.40 to 9.66	8,569,671	0.13%	0.15% to 0.52%	6.80% to 7.33%
2005	865,139	8.80 to 9.00	7,729,517	0.16%	0.18% to 0.50%	1.28% to 1.77%
2004	785,646	8.69 to 8.85	6,906,321	0.77%	0.21% to 0.46%	7.31% to 7.84%
2003	659,374	8.09 to 8.20	5,380,818	0.32%	0.24% to 0.41%	21.73% to 22.33%
Mid Cap Value Fund
2007	418,332	20.07 to 20.74	8,593,797	0.78%	0.13% to 0.61%	1.52% to 2.02%
2006	446,577	19.77 to 20.33	9,006,506	0.94%	0.15% to 0.58%	14.28% to 14.85%
2005	470,664	17.30 to 17.70	8,272,239	0.62%	0.19% to 0.55%	11.00% to 11.55%
2004	409,573	15.58 to 15.87	6,459,011	0.64%	0.24% to 0.49%	23.84% to 24.45%
2003	350,327	12.58 to 12.75	4,443,686	1.02%	0.26% to 0.43%	26.31% to 26.93%
Structured Small Cap Equity Fund (15)
2007	78,343	13.31 to 13.75	1,068,562	0.53%	0.01% to 0.61%	-17.85% to -17.44%
2006	40,155	16.20 to 16.66	664,314	0.89%	0.01% to 0.59%	10.45% to 11.00%
2005	22,145	14.66 to 15.01	330,454	0.25%	0.00% to 0.68%	4.35% to 4.87%
2004	16,093	14.05 to 14.31	229,571	0.23%	0.00% to 0.74%	14.43% to 15.00%
2003	5,547	12.28 to 12.44	68,907	0.53%	0.00% to 0.79%	43.64% to 44.35%
Janus Aspen Series:
Balanced Portfolio (Service Shares)
2007	305,057	13.17 to 13.61	4,120,524	2.33%	0.02% to 0.66%	8.49% to 9.03%
2006	261,717	12.14 to 12.48	3,248,621	2.04%	0.03% to 0.70%	8.63% to 9.16%
2005	224,976	11.17 to 11.43	2,560,217	2.07%	0.06% to 0.70%	5.92% to 6.44%
2004	242,548	10.55 to 10.74	2,595,975	2.29%	0.05% to 0.71%	6.53% to 7.06%
2003	207,898	9.90 to 10.03	2,081,021	1.97%	0.12% to 0.68%	11.88% to 12.43%

36

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	At December 31					Period Ended December 31
							Expense			Total
						Investment	Ratio **			Return***
		Unit			Net	Income	Lowest to			Lowest to
	Units	Fair Value			Assets	Ratio *	Highest			Highest
Forty Portfolio (Institutional Shares) (16)
2007	2,017,263	9.68	to	10.06	20,047,307	0.35%	0.19%	to	0.53%	34.76%	to	35.43%
2006	2,167,101	7.19	to	7.43	15,926,360	0.36%	0.20%	to	0.52%	7.57%	to	8.11%
2005	2,162,462	6.68	to	6.87	14,719,673	0.22%	0.22%	to	0.52%	11.02%	to	11.57%
2004	2,221,658	6.02	to	6.16	13,576,167	0.25%	0.23%	to	0.50%	16.31%	to	16.88%
2003	2,259,340	5.17	to	5.27	11,827,748	0.49%	0.25%	to	0.49%	18.58%	to	19.17%

Mid Cap Growth Portfolio (Service Shares) (17)
2007	102,954	12.57	to	13.00	1,326,270	0.07%	0.19%	to	0.66%	19.76%	to	20.35%
2006	102,497	10.50	to	10.80	1,098,066	0.00%	0.17%	to	0.69%	11.47%	to	12.02%
2005	122,884	9.42	to	9.64	1,177,102	0.00%	0.16%	to	0.67%	10.21%	to	10.76%
2004	115,370	8.55	to	8.70	998,843	0.00%	0.18%	to	0.62%	18.51%	to	19.10%
2003	116,618	7.21	to	7.31	848,654	0.00%	0.15%	to	0.62%	32.58%	to	33.23%

PIMCO Variable Insurance Trust - Administrative Class Shares:
Foreign Bond Portfolio (U.S. Dollar Hedged) (18)
2007	428,932	13.12	to	13.63	5,776,597	3.36%	0.13%	to	0.55%	1.93%	to	2.44%
2006	401,737	12.87	to	13.30	5,290,925	3.26%	0.13%	to	0.54%	0.53%	to	1.03%
2005	380,726	12.80	to	13.17	4,969,269	2.41%	0.16%	to	0.51%	3.44%	to	3.95%
2004	341,494	12.37	to	12.67	4,292,258	2.02%	0.18%	to	0.47%	3.84%	to	4.36%
2003	284,164	11.92	to	12.14	3,425,930	2.59%	0.21%	to	0.43%	0.60%	to	1.10%

Low Duration Portfolio
2007	621,919	12.69	to	13.19	8,096,252	4.75%	0.14%	to	0.53%	5.61%	to	6.13%
2006	613,062	12.02	to	12.43	7,534,145	4.19%	0.15%	to	0.50%	2.29%	to	2.79%
2005	600,741	11.75	to	12.09	7,192,759	2.80%	0.17%	to	0.49%	-0.62%	to	-0.13%
2004	559,284	11.82	to	12.10	6,714,631	1.24%	0.19%	to	0.48%	0.19%	to	0.69%
2003	517,872	11.80	to	12.02	6,183,997	1.77%	0.21%	to	0.44%	0.68%	to	1.18%

PVC Fund, Inc.
Class 2 Shares:
Equity Income Account I (19)
2007	898,705	16.98	to	17.55	15,625,479	0.72%	0.05%	to	0.63%	3.29%	to	3.80%
2006	817,632	16.44	to	16.91	13,711,694	1.45%	0.06%	to	0.57%	15.95%	to	16.52%
2005	557,147	14.18	to	14.51	8,032,598	1.43%	0.07%	to	0.59%	8.20%	to	8.73%
2004	355,229	13.11	to	13.35	4,717,904	1.49%	0.13%	to	0.56%	16.88%	to	17.46%
2003	184,123	11.21	to	11.36	2,083,450	2.22%	0.19%	to	0.45%	27.63%	to	28.26%
MidCap Stock Account (20)
2007	323,936	15.06	to	15.56	5,001,486	0.62%	0.08%	to	0.66%	-9.60%	to	-9.15%
2006	224,895	16.66	to	17.13	3,826,534	1.47%	0.13%	to	0.65%	14.67%	to	15.24%
2005	190,030	14.52	to	14.86	2,806,438	0.28%	0.18%	to	0.60%	11.28%	to	11.83%
2004	185,690	13.05	to	13.29	2,454,063	0.19%	0.25%	to	0.51%	12.42%	to	12.97%
2003	138,103	11.61	to	11.76	1,616,274	0.17%	0.30%	to	0.41%	25.38%	to	26.00%

37

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	At December 31					Period Ended December 31
							Expense			Total
						Investment	Ratio **			Return***
		Unit			Net	Income	Lowest to			Lowest to
	Units	Fair Value			Assets	Ratio *	Highest			Highest
SmallCap Growth Account (21)
2007	184,584	8.95	to	9.25	1,694,254	0.00%	0.15%	to	0.65%	3.01%	to	3.52%
2006	196,230	8.69	to	8.94	1,741,611	0.00%	0.15%	to	0.67%	4.86%	to	5.37%
2005	203,768	8.29	to	8.48	1,717,489	0.00%	0.16%	to	0.62%	-3.63%	to	-3.16%
2004	195,536	8.60	to	8.76	1,703,073	0.00%	0.19%	to	0.51%	2.79%	to	3.30%
2003	137,084	8.37	to	8.48	1,155,829	0.00%	0.27%	to	0.39%	68.16%	to	68.99%

West Coast Equity Account (22)
2007	120,102	13.59	to	13.77	1,648,674	0.39%	0.00%	to	0.71%	6.69%	to	7.22%
2006	61,281	12.73	to	12.84	785,682	0.33%	0.03%	to	0.65%	9.94%	to	10.49%
2005 (23)	6,323	11.58	to	11.62	73,374	0.00%	0.00%	to	0.28%	15.82%	to	16.20%
2004	—	—		—	—	—	—		—	—		—
2003	—	—		—	—	—	—		—	—		—

PVC Fund, Inc. — Strategic Asset
Management Portfolios — Class 2 Shares:
Balanced Portfolio (24)
2007	2,805,014	15.74	to	16.16	45,029,809	2.28%	0.05%	to	0.62%	6.62%	to	7.15%
2006	2,683,512	14.76	to	15.08	40,259,389	1.90%	0.05%	to	0.61%	8.59%	to	9.12%
2005	2,450,685	13.60	to	13.82	33,726,499	1.73%	0.06%	to	0.60%	4.01%	to	4.52%
2004	1,886,814	13.07	to	13.22	24,873,162	1.67%	0.09%	to	0.56%	8.05%	to	8.58%
2003	900,787	12.10	to	12.18	10,946,004	1.96%	0.18%	to	0.48%	20.47%	to	21.07%

Conservative Balanced Portfolio (25)
2007	517,186	14.32	to	14.70	7,549,714	3.12%	0.09%	to	0.62%	5.59%	to	6.11%
2006	468,038	13.56	to	13.85	6,448,993	2.48%	0.10%	to	0.65%	6.74%	to	7.27%
2005	432,415	12.70	to	12.91	5,561,047	2.18%	0.11%	to	0.65%	2.68%	to	3.18%
2004	376,479	12.37	to	12.51	4,698,412	1.92%	0.11%	to	0.61%	6.12%	to	6.65%
2003	174,492	11.66	to	11.73	2,043,482	1.76%	0.15%	to	0.45%	14.93%	to	15.50%

Conservative Growth Portfolio (26)
2007	2,324,579	17.04	to	17.49	40,346,855	1.40%	0.09%	to	0.59%	7.26%	to	7.79%
2006	2,077,616	15.89	to	16.23	33,500,907	1.38%	0.10%	to	0.54%	10.13%	to	10.68%
2005	1,733,050	14.42	to	14.66	25,285,447	1.09%	0.15%	to	0.52%	4.98%	to	5.50%
2004	1,303,347	13.74	to	13.90	18,044,012	1.26%	0.21%	to	0.46%	9.76%	to	10.31%
2003	693,643	12.52	to	12.60	8,715,801	1.71%	0.22%	to	0.39%	26.28%	to	26.91%

Flexible Income Portfolio (27)
2007	455,614	13.17	to	13.52	6,139,654	4.21%	0.01%	to	0.86%	4.13%	to	4.65%
2006	379,723	12.65	to	12.92	4,895,279	3.60%	0.01%	to	0.92%	4.89%	to	5.40%
2005	399,627	12.06	to	12.26	4,890,554	2.97%	0.02%	to	0.85%	1.43%	to	1.93%
2004	381,814	11.89	to	12.03	4,586,297	3.19%	0.02%	to	0.86%	4.51%	to	5.02%
2003	97,033	11.38	to	11.45	1,110,389	2.05%	0.11%	to	0.80%	11.18%	to	11.73%

Strategic Growth Portfolio (28)
2007	1,394,689	17.91	to	18.39	25,483,840	0.94%	0.05%	to	0.61%	7.56%	to	8.09%
2006	1,358,333	16.66	to	17.01	22,988,692	0.88%	0.07%	to	0.59%	10.94%	to	11.49%
2005	1,146,756	15.01	to	15.26	17,422,835	0.52%	0.10%	to	0.57%	5.73%	to	6.25%
2004	952,715	14.20	to	14.36	13,639,787	0.57%	0.14%	to	0.51%	10.71%	to	11.26%
2003	421,993	12.83	to	12.91	5,433,767	0.79%	0.18%	to	0.39%	30.61%	to	31.25%

38

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

(1)	Merged with Social Small Cap Growth Portfolio effective September 27, 2007

(2)	Formerly named Dreyfus Small Cap Portfolio

(3)	Formerly named Scudder Variable Series I

(4)	Formerly named Scudder Bond Portfolio

(5)	Formerly named Scudder Global Discovery Portfolio

(6)	Formerly named Scudder Growth and Income Portfolio

(7)	Formerly named Scudder International Portfolio

(8)	Formerly named Scudder Variable Series II

(9)	Formerly named SVS Dreman High Return Equity Portfolio

(10)	Formerly named Scudder Government & Agency Securities Portfolio

(11)	Formerly named Scudder High Income Portfolio

(12)	Formerly named Scudder Money Market Portfolio, merged from DWS Variable Series I effective November 3, 2006

(13)	Formerly named Scudder Small Cap Growth Portfolio

(14)	Formerly named Franklin Small Cap Fund

(15)	Formerly named Goldman Sachs CORE Small Cap Equity Fund

(16)	Formerly named Janus Capital Appreciation Portfolio

(17)	Formerly named Janus Aggressive Growth Portfolio

(18)	Formerly named PIMCO Foreign Bond Portfolio

(19)	The WM Equity Income Fund changed its name to PVC Equity Income Account I effective January 5, 2007

(20)	The WM Mid Cap Stock Fund changed its name to PVC MidCap Stock Account effective January 5, 2007

(21)	Formerly named WM Small Cap Stock Fund. The WM Small Cap Growth Fund changed its name to PVC SmallCap Growth Account effective January 5, 2007

(22)	The WM West Coast Equity Fund changed its name to PVC West Coast Equity Account effective January 5, 2007

(23)	For the period beginning May 2, 2005 and ended December 31, 2005

(24)	The WM Balanced Portfolio changed its name to PVC Balanced Portfolio effective January 5, 2007

(25)	The WM Conservative Balanced Portfolio changed its name to PVC Conservative Balanced Portfolio effective January 5, 2007

(26)	The WM Conservative Growth Portfolio changed its name to PVC Conservative Growth Portfolio effective January 5, 2007

(27)	The WM Flexible Income Portfolio changed its name to PVC Flexible Income Portfolio effective January 5, 2007

(28)	The WM Strategic Growth Portfolio changed its name to PVC Strategic Growth Portfolio effective January 5, 2007

*	These amounts represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract holder accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

**	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

***	These amounts represent the total return for the period indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

39

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006
6. Units Issued and Redeemed

	Individual Flexible Premium Variable Annuity With
	Standard Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
Calvert Variable Series, Inc. subaccount:
Social Mid Cap Growth Portfolio (1)	2007	9,415	2,731	(3,745)	8,401	$11.60
	2006	7,862	2,092	(539)	9,415	11.13
Dreyfus Variable Investment Fund subaccounts:
Developing Leaders Portfolio	2007	133,701	21,612	(23,851)	131,462	10.32
	2006	122,449	30,580	(19,328)	133,701	11.77
Quality Bond Portfolio	2007	134,478	181,481	(178,567)	137,392	12.15
	2006	132,984	15,948	(14,454)	134,478	11.90
Dreyfus Socially Responsible Growth Fund, Inc. subaccount:
Socially Responsible Growth Fund	2007	7,211	137	(100)	7,248	9.01
	2006	7,154	342	(285)	7,211	8.48
DWS Variable Series I (2) subaccounts:
Bond VIP (3)	2007	263,498	198,786	(125,838)	336,446	14.05
	2006	220,418	75,023	(31,943)	263,498	13.65
Global Opportunities VIP (4)	2007	173,388	52,625	(28,398)	197,615	18.33
	2006	150,042	35,081	(11,735)	173,388	16.96
Growth and Income VIP (5)	2007	249,103	31,220	(45,131)	235,192	10.10
	2006	261,785	14,397	(27,079)	249,103	10.08
International VIP (6)	2007	547,922	99,433	(100,219)	547,136	10.25
	2006	469,636	127,770	(49,484)	547,922	9.05
DWS Variable Series II (7) subaccounts:
Dreman High Return Equity VIP (8)	2007	534,586	107,837	(58,201)	584,222	19.68
	2006	489,922	85,081	(40,417)	534,586	20.28
Government & Agency Securities VIP (9)	2007	157,396	29,133	(38,764)	147,765	13.96
	2006	185,028	9,245	(36,877)	157,396	13.33
High Income VIP (10)	2007	197,732	61,058	(47,998)	210,792	13.96
	2006	184,554	31,600	(18,422)	197,732	13.99
Money Market VIP (11)	2007	65,386	64,863	(48,247)	82,002	11.61
	2006	90,120	42,846	(67,580)	65,386	11.19
Small Cap Growth VIP (12)	2007	50,495	7,112	(5,964)	51,643	5.01
	2006	47,345	7,045	(3,895)	50,495	4.77
Fidelity Variable Insurance Products Funds VIP subaccounts:
Growth Portfolio	2007	511,113	109,954	(114,623)	506,444	11.30
	2006	474,631	71,924	(35,442)	511,113	9.01
Index 500 Portfolio	2007	524,602	114,495	(109,651)	529,446	12.04
	2006	473,342	79,361	(28,101)	524,602	11.57
Mid Cap Portfolio	2007	180,068	50,602	(27,568)	203,102	23.12
	2006	119,455	74,391	(13,778)	180,068	20.25

40

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Standard Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
Franklin Templeton Variable Insurance
Products Trust subaccounts:
Developing Markets Securities Fund	2007	155,613	51,062	(34,794)	171,881	23.59
	2006	75,890	95,718	(15,995)	155,613	18.53
Global Asset Allocation Fund	2007	68,228	28,865	(5,273)	91,820	17.30
	2006	42,793	36,801	(11,366)	68,228	15.91
Small — Mid Cap Growth Securities Fund	2007	85,250	21,214	(14,989)	91,475	12.14
	2006	79,223	12,076	(6,049)	85,250	11.04
Small Cap Value Securities Fund	2007	45,934	36,627	(27,150)	55,411	12.69
	2006	15,257	37,426	(6,749)	45,934	13.15
Goldman Sachs Variable Insurance Trust subaccounts:
Capital Growth Fund	2007	415,552	102,118	(95,784)	421,886	10.52
	2006	387,089	59,093	(30,630)	415,552	9.66
Mid Cap Value Fund	2007	233,146	26,076	(45,783)	213,439	20.74
	2006	237,447	17,670	(21,971)	233,146	20.33
Structured Small Cap Equity Fund (13)	2007	20,915	23,435	(4,969)	39,381	13.75
	2006	11,253	10,010	(348)	20,915	16.66
Janus Aspen Series subaccounts:
Balanced Portfolio (Service Shares)	2007	161,297	51,360	(42,766)	169,891	13.61
	2006	138,312	44,137	(21,152)	161,297	12.48
Forty Portfolio (Institutional Shares)	2007	996,424	78,680	(145,020)	930,084	10.06
	2006	971,391	114,365	(89,332)	996,424	7.43
Mid Cap Growth Portfolio (Service Shares)	2007	58,258	10,229	(8,152)	60,335	13.00
	2006	72,762	6,790	(21,294)	58,258	10.80
PIMCO Variable Insurance Trust subaccounts:
Foreign Bond Portfolio (U.S. Dollar Hedged)	2007	189,234	55,757	(51,286)	193,705	13.63
	2006	175,291	33,718	(19,775)	189,234	13.30
Low Duration Portfolio	2007	260,809	59,037	(65,981)	253,865	13.19
	2006	252,285	36,533	(28,009)	260,809	12.43
PVC Fund, Inc. subaccounts:
Equity Income Account I (14)	2007	366,843	656,132	(611,550)	411,425	17.55
	2006	274,991	104,604	(12,752)	366,843	16.91
MidCap Stock Account (15)	2007	132,448	311,242	(261,183)	182,507	15.56
	2006	102,557	34,891	(5,000)	132,448	17.13
SmallCap Growth Account (16)	2007	117,545	1,610,764	(1,616,584)	111,725	9.25
	2006	115,146	16,824	(14,425)	117,545	8.94

41

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Standard Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
West Coast Equity Account (17)	2007	42,241	83,652	(55,088)	70,805	13.77
	2006	2,658	39,611	(28)	42,241	12.84
PVC Fund, Inc. — Strategic Asset Management subaccounts:
Balanced Portfolio (18)	2007	1,471,594	1,639,232	(1,619,843)	1,490,983	16.16
	2006	1,292,153	289,915	(110,474)	1,471,594	15.08
Conservative Balanced Portfolio (19)	2007	263,738	302,878	(292,460)	274,156	14.70
	2006	244,171	40,757	(21,190)	263,738	13.85
Conservative Growth Portfolio (20)	2007	947,762	1,194,417	(1,085,615)	1,056,564	17.49
	2006	820,684	257,892	(130,814)	947,762	16.23
Flexible Income Portfolio (21)	2007	300,245	404,288	(365,596)	338,937	13.52
	2006	314,887	20,549	(35,191)	300,245	12.92
Strategic Growth Portfolio (22)	2007	730,815	899,017	(889,768)	740,064	18.39
	2006	587,575	226,120	(82,880)	730,815	17.01

42

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Guaranteed Minimum Death Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
Calvert Variable Series, Inc. subaccount:
Social Mid Cap Growth Portfolio (1)	2007	11,445	3,709	(5,228)	9,926	11.41
	2006	12,206	2,677	(3,438)	11,445	10.97
Dreyfus Variable Investment Fund subaccounts:
Developing Leaders Portfolio	2007	79,370	20,477	(18,336)	81,511	10.15
	2006	71,306	14,288	(6,224)	79,370	11.60
Quality Bond Portfolio	2007	85,411	338,071	(335,575)	87,907	11.95
	2006	78,407	19,458	(12,454)	85,411	11.73
Dreyfus Socially Responsible Growth Fund, Inc. subaccount:
Socially Responsible Growth Fund	2007	4,108	431	(750)	3,789	8.87
	2006	3,779	355	(26)	4,108	8.37
DWS Variable Series I (2) subaccounts:
Bond VIP (3)	2007	204,662	237,760	(118,025)	324,397	13.79
	2006	179,601	62,391	(37,330)	204,662	13.42
Global Opportunities VIP (4)	2007	106,043	48,739	(19,595)	135,187	18.03
	2006	94,096	27,913	(15,966)	106,043	16.72
Growth and Income VIP (5)	2007	122,832	14,808	(35,000)	102,640	9.91
	2006	118,112	16,170	(11,450)	122,832	9.92
International VIP (6)	2007	293,235	105,735	(61,724)	337,246	10.05
	2006	271,483	60,505	(38,753)	293,235	8.90
DWS Variable Series II (7) subaccounts:
Dreman High Return Equity VIP (8)	2007	301,039	120,909	(35,737)	386,211	19.30
	2006	273,197	58,892	(31,050)	301,039	19.94
Government & Agency Securities VIP (9)	2007	89,507	23,464	(30,896)	82,075	13.69
	2006	112,300	6,069	(28,862)	89,507	13.11
High Income VIP (10)	2007	147,220	88,142	(53,293)	182,069	13.70
	2006	131,757	32,705	(17,242)	147,220	13.76
Money Market VIP (11)	2007	24,725	42,880	(39,455)	28,150	11.39
	2006	42,546	5,046	(22,867)	24,725	11.00
Small Cap Growth VIP (12)	2007	24,867	3,857	(8,569)	20,155	4.91
	2006	26,235	1,752	(3,120)	24,867	4.69
Fidelity Variable Insurance Products Funds VIP subaccounts:
Growth Portfolio	2007	331,844	111,771	(91,669)	351,946	11.11
	2006	295,340	65,469	(28,965)	331,844	8.88

43

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Guaranteed Minimum Death Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
Index 500 Portfolio	2007	297,527	122,752	(68,783)	351,496	11.85
	2006	262,988	58,422	(23,883)	297,527	11.40
Mid Cap Portfolio	2007	104,662	31,848	(23,690)	112,820	22.75
	2006	84,654	28,747	(8,739)	104,662	19.97
Franklin Templeton Variable Insurance Products Trust subaccounts:
Developing Markets Securities Fund	2007	66,097	32,337	(15,095)	83,339	23.14
	2006	36,721	38,668	(9,292)	66,097	18.22
Global Asset Allocation Fund	2007	17,135	17,569	(3,018)	31,686	17.02
	2006	14,969	6,136	(3,970)	17,135	15.69
Small — Mid Cap Growth Securities Fund	2007	47,543	32,454	(16,856)	63,141	11.94
	2006	46,583	8,344	(7,384)	47,543	10.88
Small Cap Value Securities Fund	2007	20,559	53,501	(10,616)	63,444	12.60
	2006	4,592	17,908	(1,941)	20,559	13.09
Goldman Sachs Variable Insurance Trust subaccounts:
Capital Growth Fund	2007	286,073	120,422	(85,137)	321,358	10.35
	2006	257,080	54,622	(25,629)	286,073	9.53
Mid Cap Value Fund	2007	121,209	25,749	(29,593)	117,365	20.40
	2006	115,812	22,996	(17,599)	121,209	20.04
Structured Small Cap Equity Fund (13)	2007	17,823	24,524	(4,214)	38,133	13.53
	2006	10,867	8,596	(1,640)	17,823	16.43
Janus Aspen Series subaccounts:
Balanced Portfolio (Service Shares)	2007	62,179	48,188	(10,456)	99,911	13.39
	2006	44,790	20,148	(2,759)	62,179	12.31
Forty Portfolio (Institutional Shares)	2007	541,147	80,430	(98,780)	522,797	9.87
	2006	502,047	94,971	(55,871)	541,147	7.31
Mid Cap Growth Portfolio (Service Shares)	2007	15,778	2,387	(1,545)	16,620	12.78
	2006	14,935	2,237	(1,394)	15,778	10.65
PIMCO Variable Insurance Trust subaccounts:
Foreign Bond Portfolio (U.S. Dollar Hedged)	2007	139,673	73,071	(50,597)	162,147	13.37
	2006	127,485	32,015	(19,827)	139,673	13.08
Low Duration Portfolio	2007	230,230	86,855	(69,355)	247,730	12.94
	2006	217,923	44,318	(32,011)	230,230	12.22
PVC Fund, Inc. subaccounts:
Equity Income Account I (14)	2007	362,341	589,890	(523,014)	429,217	17.26
	2006	215,985	163,040	(16,684)	362,341	16.67

44

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Guaranteed Minimum Death Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
MidCap Stock Account (15)	2007	52,516	171,509	(119,421)	104,604	15.31
	2006	38,355	19,895	(5,734)	52,516	16.89
SmallCap Growth Account (16)	2007	38,406	349,483	(349,311)	38,578	9.10
	2006	42,708	3,359	(7,661)	38,406	8.81
West Coast Equity Account (17)	2007	16,191	62,779	(31,809)	47,161	13.68
	2006	2,084	14,602	(495)	16,191	12.79
PVC Fund, Inc. — Strategic Asset Management subaccounts:
Balanced Portfolio (18)	2007	1,001,612	1,177,533	(1,064,936)	1,114,209	15.95
	2006	942,393	206,145	(146,926)	1,001,612	14.92
Conservative Balanced Portfolio (19)	2007	133,058	196,502	(155,858)	173,702	14.51
	2006	116,213	42,927	(26,082)	133,058	13.70
Conservative Growth Portfolio (20)	2007	873,915	1,118,158	(988,561)	1,003,512	17.26
	2006	614,335	345,692	(86,112)	873,915	16.06
Flexible Income Portfolio (21)	2007	68,585	157,675	(119,888)	106,372	13.35
	2006	73,873	28,204	(33,492)	68,585	12.79
Strategic Growth Portfolio (22)	2007	460,104	622,573	(568,915)	513,762	18.15
	2006	358,791	132,871	(31,558)	460,104	16.83

45

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Guaranteed Retirement Income Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
Calvert Variable Series, Inc. subaccount:
Social Mid Cap Growth Portfolio (1)	2007	9,387	1,068	(3,175)	7,280	11.41
	2006	9,942	909	(1,464)	9,387	10.97
Dreyfus Variable Investment Fund subaccounts:
Developing Leaders Portfolio	2007	41,880	8,762	(7,560)	43,082	10.15
	2006	50,201	4,264	(12,585)	41,880	11.60
Quality Bond Portfolio	2007	34,367	96,944	(99,346)	31,965	11.95
	2006	37,578	2,005	(5,216)	34,367	11.73
Dreyfus Socially Responsible Growth Fund, Inc. subaccount:
Socially Responsible Growth Fund	2007	1,296	69	(4)	1,361	8.87
	2006	1,999	76	(779)	1,296	8.37
DWS Variable Series I (2) subaccounts:
Bond VIP (3)	2007	42,707	13,237	(11,465)	44,479	13.79
	2006	46,750	2,438	(6,481)	42,707	13.42
Global Opportunities VIP (4)	2007	42,220	4,886	(7,556)	39,550	18.03
	2006	49,252	11,547	(18,579)	42,220	16.72
Growth and Income VIP (5)	2007	86,086	18,278	(19,422)	84,942	9.91
	2006	90,063	3,374	(7,351)	86,086	9.92
International VIP (6)	2007	136,247	17,135	(28,593)	124,789	10.05
	2006	171,214	39,777	(74,744)	136,247	8.90
DWS Variable Series II (7) subaccounts:
Dreman High Return Equity VIP (8)	2007	152,833	15,394	(17,604)	150,623	19.30
	2006	182,494	5,256	(34,917)	152,833	19.94
Government & Agency Securities VIP (9)	2007	54,195	15,359	(15,147)	54,407	13.69
	2006	65,067	3,383	(14,255)	54,195	13.11
High Income VIP (10)	2007	45,031	13,634	(14,638)	44,027	13.70
	2006	50,700	2,414	(8,083)	45,031	13.76
Money Market VIP (11)	2007	14,672	6,486	(6,668)	14,490	11.39
	2006	10,142	7,548	(3,018)	14,672	11.00
Small Cap Growth VIP (12)	2007	37,014	4,358	(3,394)	37,978	4.91
	2006	36,423	1,613	(1,022)	37,014	4.69
Fidelity Variable Insurance Products Funds VIP subaccounts:
Growth Portfolio	2007	130,673	22,882	(42,892)	110,663	11.11
	2006	155,402	7,268	(31,997)	130,673	8.88

46

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Guaranteed Retirement Income Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
Index 500 Portfolio	2007	114,453	17,056	(31,815)	99,694	11.85
	2006	128,601	4,060	(18,208)	114,453	11.40
Mid Cap Portfolio	2007	50,075	3,796	(9,749)	44,122	22.75
	2006	51,845	4,058	(5,828)	50,075	19.97
Franklin Templeton Variable Insurance Products Trust subaccounts:
Developing Markets Securities Fund	2007	20,586	13,634	(15,419)	18,801	23.14
	2006	20,272	2,400	(2,086)	20,586	18.22
Global Asset Allocation Fund	2007	15,777	4	(1,781)	14,000	17.02
	2006	14,684	1,125	(32)	15,777	15.69
Small — Mid Cap Growth Securities Fund	2007	24,783	3,692	(6,173)	22,302	11.94
	2006	29,470	1,384	(6,071)	24,783	10.88
Small Cap Value Securities Fund	2007	1,077	507	(361)	1,223	12.60
	2006	2	1,089	(14)	1,077	13.09
Goldman Sachs Variable Insurance Trust subaccounts:
Capital Growth Fund	2007	112,072	26,522	(32,890)	105,704	10.35
	2006	127,788	8,325	(24,041)	112,072	9.53
Mid Cap Value Fund	2007	54,965	9,970	(13,188)	51,747	20.40
	2006	65,249	4,236	(14,520)	54,965	20.04
Structured Small Cap Equity Fund (13)	2007	973	261	(821)	413	13.53
	2006	25	949	(1)	973	16.43
Janus Aspen Series subaccounts:
Balanced Portfolio (Service Shares)	2007	33,519	3,980	(6,772)	30,727	13.39
	2006	34,550	613	(1,644)	33,519	12.31
Forty Portfolio (Institutional Shares)	2007	369,079	6,895	(43,172)	332,802	9.87
	2006	403,400	15,495	(49,816)	369,079	7.31
Mid Cap Growth Portfolio (Service Shares)	2007	14,711	709	(1,752)	13,668	12.78
	2006	18,294	1,016	(4,599)	14,711	10.65
PIMCO Variable Insurance Trust subaccounts:
Foreign Bond Portfolio (U.S. Dollar Hedged)	2007	40,348	12,138	(12,334)	40,152	13.37
	2006	44,009	3,003	(6,664)	40,348	13.08
Low Duration Portfolio	2007	66,718	17,520	(18,529)	65,709	12.94
	2006	72,310	4,416	(10,008)	66,718	12.22
PVC Fund, Inc. subaccounts:
Equity Income Account I (14)	2007	62,907	70,553	(100,089)	33,371	17.26
	2006	37,796	26,911	(1,800)	62,907	16.67

47

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Guaranteed Retirement Income Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
MidCap Stock Account (15)	2007	25,097	45,089	(46,776)	23,410	15.31
	2006	30,739	1,558	(7,200)	25,097	16.89
SmallCap Growth Account (16)	2007	21,244	217,056	(220,429)	17,871	9.10
	2006	23,904	1,890	(4,550)	21,244	8.81
West Coast Equity Account (17)	2007	823	823	(1,646)	—	13.68
	2006	—	823	—	823	12.79
PVC Fund, Inc. — Strategic Asset Management subaccounts:
Balanced Portfolio (18)	2007	93,411	113,444	(121,175)	85,680	15.95
	2006	99,522	2,551	(8,662)	93,411	14.92
Conservative Balanced Portfolio (19)	2007	44,067	62,191	(64,507)	41,751	14.51
	2006	44,998	1,900	(2,831)	44,067	13.70
Conservative Growth Portfolio (20)	2007	138,839	160,073	(147,115)	151,797	17.26
	2006	162,675	5,084	(28,920)	138,839	16.06
Flexible Income Portfolio (21)	2007	1,989	1,989	(2,614)	1,364	13.35
	2006	2,534	372	(917)	1,989	12.79
Strategic Growth Portfolio (22)	2007	114,133	141,126	(151,353)	103,906	18.15
	2006	133,197	15,799	(34,863)	114,133	16.83

48

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Guaranteed Minimum Death and Retirement Income Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
Calvert Variable Series, Inc. subaccount:
Social Mid Cap Growth Portfolio (1)	2007	468	36	(266)	238	11.23
	2006	654	47	(233)	468	10.82
Dreyfus Variable Investment Fund subaccounts:
Developing Leaders Portfolio	2007	28,465	7,935	(7,402)	28,998	9.99
	2006	33,594	4,186	(9,315)	28,465	11.44
Quality Bond Portfolio	2007	30,393	108,760	(108,560)	30,593	11.76
	2006	37,085	2,407	(9,099)	30,393	11.57
Dreyfus Socially Responsible Growth Fund, Inc. subaccount:
Socially Responsible Growth Fund	2007	738	—	—	738	8.72
	2006	738	—	—	738	8.25
DWS Variable Series I (2) subaccounts:
Bond VIP (3)	2007	35,078	17,785	(19,338)	33,525	13.52
	2006	36,370	2,774	(4,066)	35,078	13.20
Global Opportunities VIP (4)	2007	29,736	4,869	(5,819)	28,786	17.74
	2006	33,567	4,938	(8,769)	29,736	16.49
Growth and Income VIP (5)	2007	77,134	21,687	(19,642)	79,179	9.72
	2006	83,318	2,710	(8,894)	77,134	9.75
International VIP (6)	2007	104,045	15,453	(24,454)	95,044	9.86
	2006	126,530	9,067	(31,552)	104,045	8.75
DWS Variable Series II (7) subaccounts:
Dreman High Return Equity VIP (8)	2007	117,048	15,566	(15,575)	117,039	18.94
	2006	136,871	8,339	(28,162)	117,048	19.62
Government & Agency Securities VIP (9)	2007	50,281	23,928	(25,472)	48,737	13.43
	2006	54,617	2,973	(7,309)	50,281	12.89
High Income VIP (10)	2007	32,262	10,584	(10,477)	32,369	13.44
	2006	34,858	2,421	(5,017)	32,262	13.53
Money Market VIP (11)	2007	6,223	1,929	(2,412)	5,740	11.18
	2006	6,423	122	(322)	6,223	10.82
Small Cap Growth VIP (12)	2007	6,913	1,712	(1,242)	7,383	4.82
	2006	6,808	730	(625)	6,913	4.61
Fidelity Variable Insurance Products Funds VIP subaccounts:
Growth Portfolio	2007	94,361	19,512	(28,956)	84,917	10.93
	2006	107,131	11,242	(24,012)	94,361	8.76

49

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Guaranteed Minimum Death and Retirement Income Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
Index 500 Portfolio	2007	70,819	16,776	(19,465)	68,130	11.65
	2006	83,886	5,990	(19,057)	70,819	11.25
Mid Cap Portfolio	2007	26,703	3,279	(3,164)	26,818	22.38
	2006	21,341	9,220	(3,858)	26,703	19.70
Franklin Templeton Variable Insurance Products Trust subaccounts:
Developing Markets Securities Fund	2007	3,550	479	(609)	3,420	22.70
	2006	2,655	1,211	(316)	3,550	17.92
Global Asset Allocation Fund	2007	5,371	68	(94)	5,345	16.74
	2006	5,388	117	(134)	5,371	15.47
Small — Mid Cap Growth Securities Fund	2007	19,002	3,816	(4,545)	18,273	11.74
	2006	22,938	3,088	(7,024)	19,002	10.73
Small Cap Value Securities Fund	2007	14,174	79	(189)	14,064	12.52
	2006	—	14,245	(71)	14,174	13.04
Goldman Sachs Variable Insurance Trust subaccounts:
Capital Growth Fund	2007	80,997	22,878	(25,842)	78,033	10.18
	2006	93,182	10,132	(22,317)	80,997	9.40
Mid Cap Value Fund	2007	37,257	8,747	(10,223)	35,781	20.07
	2006	52,156	3,391	(18,290)	37,257	19.77
Structured Small Cap Equity Fund (13)	2007	444	12	(40)	416	13.31
	2006	—	445	(1)	444	16.20
Janus Aspen Series subaccounts:
Balanced Portfolio (Service Shares)	2007	4,722	269	(463)	4,528	13.17
	2006	7,324	30	(2,632)	4,722	12.14
Forty Portfolio (Institutional Shares)	2007	260,451	6,426	(35,297)	231,580	9.68
	2006	285,624	21,186	(46,359)	260,451	7.19
Mid Cap Growth Portfolio (Service Shares)	2007	13,750	849	(2,268)	12,331	12.57
	2006	16,893	778	(3,921)	13,750	10.50
PIMCO Variable Insurance Trust subaccounts:
Foreign Bond Portfolio (U.S. Dollar Hedged)	2007	32,482	12,823	(12,377)	32,928	13.12
	2006	33,941	2,952	(4,411)	32,482	12.87
Low Duration Portfolio	2007	55,305	19,434	(20,124)	54,615	12.69
	2006	58,223	4,671	(7,589)	55,305	12.02
PVC Fund, Inc. subaccounts:
Equity Income Account I (14)	2007	25,541	37,084	(37,933)	24,692	16.98
	2006	28,375	4,146	(6,980)	25,541	16.44

50

Farmers Annuity Separate Account A of Farmers New World Life Insurance Company
(A wholly owned subsidiary of Farmers Group, Inc.)
Notes to Financial Statements
December 31, 2007 and 2006

	Individual Flexible Premium Variable Annuity With
	Guaranteed Minimum Death and Retirement Income Benefit Unit Activity
		Units				Accumulation
		Outstanding				Unit Value
		December 31,	Units	Units	Units	December 31,
	Year	Prior Year	Issued	Redeemed	Outstanding	Year End
MidCap Stock Account (15)	2007	14,834	50,971	(52,390)	13,415	15.06
	2006	18,379	1,275	(4,820)	14,834	16.66
SmallCap Growth Account (16)	2007	19,035	528,793	(531,418)	16,410	8.95
	2006	22,010	1,584	(4,559)	19,035	8.69
West Coast Equity Account (17)	2007	2,026	2,137	(2,026)	2,137	13.59
	2006	1,581	866	(421)	2,026	12.73
PVC Fund, Inc. — Strategic Asset Management subaccounts:
Balanced Portfolio (18)	2007	116,895	117,623	(120,376)	114,142	15.74
	2006	116,617	3,157	(2,879)	116,895	14.76
Conservative Balanced Portfolio (19)	2007	27,175	27,590	(27,188)	27,577	14.32
	2006	27,033	6,351	(6,209)	27,175	13.56
Conservative Growth Portfolio (20)	2007	117,100	127,298	(131,692)	112,706	17.04
	2006	135,356	4,183	(22,439)	117,100	15.89
Flexible Income Portfolio (21)	2007	8,904	8,943	(8,906)	8,941	13.17
	2006	8,333	3,441	(2,870)	8,904	12.65
Strategic Growth Portfolio (22)	2007	53,281	61,230	(77,554)	36,957	17.91
	2006	67,193	4,371	(18,283)	53,281	16.66

(1)	Merged with Social Small Cap Growth Portfolio effective September 27, 2007

(2)	Formerly named Scudder Variable Series I

(3)	Formerly named Scudder Bond Portfolio

(4)	Formerly named Scudder Global Discovery Portfolio

(5)	Formerly named Scudder Growth and Income Portfolio

(6)	Formerly named Scudder International Portfolio

(7)	Formerly named Scudder Variable Series II

(8)	Formerly named SVS Dreman High Return Equity Portfolio

(9)	Formerly named Scudder Government & Agency Securities Portfolio

(10)	Formerly named Scudder High Income Portfolio

(11)	Merged from DWS Variable Series I effective November 3, 2006

(12)	Formerly named Scudder Small Cap Growth Portfolio

(13)	Formerly named Goldman Sachs CORE Small Cap Equity Fund

(14)	The WM Equity Income Fund changed its name to PVC Equity Income Account I effective January 5, 2007

(15)	The WM Mid Cap Stock Fund changed its name to PVC MidCap Stock Account effective January 5, 2007

(16)	The WM Small Cap Growth Fund changed its name to PVC SmallCap Growth Account effective January 5, 2007

(17)	The WM West Coast Equity Fund changed its name to PVC West Coast Equity Account effective January 5, 2007

(18)	The WM Balanced Portfolio changed its name to PVC Balanced Portfolio effective January 5, 2007

(19)	The WM Conservative Balanced Portfolio changed its name to PVC Conservative Balanced Portfolio effective January 5, 2007

(20)	The WM Conservative Growth Portfolio changed its name to PVC Conservative Growth Portfolio effective January 5, 2007

(21)	The WM Flexible Income Portfolio changed its name to PVC Flexible Income Portfolio effective January 5, 2007

(22)	The WM Strategic Growth Portfolio changed its name to PVC Strategic Growth Portfolio effective January 5, 2007

51

Part C
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits
(1)	Certified resolution of the Board of Directors of Farmers New World Life Insurance Company (the “Company”) authorizing establishment of Farmers Annuity Separate Account A (the “Separate Account”).[1]

(2)	Not applicable.

(3)	(a) Distribution Agreement between Farmers New World Life Insurance Company and Investors Brokerage Services, Inc. [2]
(b)	Investors Brokerage Services, Inc. Registered Representative Agreement. [2]

(c)	Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC. [3]

(d)	Farmers Financial Solutions, LLC Registered Representative Agreement. [3]

(e)	Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.[11]

(f)	Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.[14]
(4)	(a) Revised Form of Contract for the Individual Flexible Premium Variable Annuity. [2]
(b)	Revised Guaranteed Minimum Death Benefit Rider. [2]

(c)	Revised Guaranteed Retirement Income Benefit Rider. [2]

(d)	Waiver of Surrender Charge Rider – Terminal Illness. [2]

(e)	Waiver of Surrender Charge Rider – Nursing Care. [2]

(f)	Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider. 4 8

(g)	Individual Retirement Annuity Amendment Rider.4 8

(h)	Roth Individual Retirement Annuity Endorsement. 4 8

(i)	Final Contract for the Individual Flexible Premium Variable Annuity.[9]

(j)	Revised Variable Contract Facing Page (2004).[10]
(5)	(a) Form of Application for the Individual Flexible Premium Variable Annuity.[2]
(b)	Form of Variable Policy Application Supplement. [5]

(c)	Revised Variable Policy Application Supplement. 4 6

(d)	Revised Variable Policy Application Supplement (2004).[9]

(e)	Revised Variable Policy Application Supplement (2007).[12]

(f)	Variable Policy Application Supplement (May 2008).[15]
(6)	(a) Articles of Incorporation of Farmers New World Life Insurance Company. [7]
(b)	By-Laws of Farmers New World Life Insurance Company. [7]

(c)	Amended Articles of Incorporation of Farmers New World Life Insurance Company.[13]
(7)	Not applicable.

(8)	(a) Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and Farmers New World Life Insurance Company. [5]
(b)	Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company. [5]

(c)	Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers New World Life Insurance Company. [5]

(d)	Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.[5]

(e)	Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.[5]

(f)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company. [2]

(g)	Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company. [2]

(h)	Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company. [2]

(i)	Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company. [3]

(j)	Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company. [3]

(k)	Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. [3]

(l)	Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company. [3]

(m)	Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company. [3]

(n)	Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company. [3]

(o)	Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company. [3]

(p)	Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company. [3]

(q)	Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company. [3]

(r)	Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company. [3]

(s)	Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company. [6]

(t)	Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001. [6]

(u)	Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.[4]

(v)	Form of Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.[10]

(w)	Form of Rule 22c-2 Shareholder Information Agreement.[12]

(x)	Supplement to Participation Agreement among DWS Variable Series II, Deutsche Investment Management Americas, Inc., DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company.[12]

(y)	Letter of Understanding and Extension of WM Participation Agreement, among Principal Funds Distributor, Inc., and Farmers New World Life Insurance Company, dated as of January 5, 2007. [12]

(z)	Form of Participation Agreement among Principal Variable Contracts Fund, Inc., Principal Funds Distributor, Inc. and Farmers New World Life Insurance Company. [15]

(aa)	Form of Amendment No. 3 to the Participation Agreement among Deutsche Investment Management Americas, Inc., DWS Variable Series I (formerly Kemper Variable Series), DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company. [15]

(bb)	Form of Amendment No. 2 to the Participation Agreement among Deutsche Investment Management Americas, Inc., DWS Variable Series II, DWS Scudder Distributors, Inc. and Farmers New World Life Insurance Company. [15]

(cc)	Amendment to the Participation Agreement among Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Product Fund III, Variable Insurance Product Fund IV and Variable Insurance Product Fund V, Fidelity Distributors Corporation, and Farmers New World Life Insurance Company. [15]

(dd)	Form of Amendment No. 2 to the Participation Agreement among Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Product Fund III, Variable Insurance Product Fund IV and Variable Insurance Product Fund V, Fidelity Distributors Corporation, and Farmers New World Life Insurance Company. [15]

(ee)	Amendment No. 3 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company. [15]

(ff)	Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company. [15]

(gg)	Form of Amendment No. 6 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Farmers New World Life Insurance Company. [15]

(hh)	Form of Amendment No. 1 to the Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Farmers New World Life Insurance Company. [15]

(ii)	Form of Amendment No. 1 to the Participation Agreement among Janus Aspen Series (Institutional Shares), Janus Capital Corporation and Farmers New World Life Insurance Company. [15]

(jj)	Form of Amendment No. 1 to the Participation Agreement among Janus Aspen Series (Service Shares), Janus Capital Corporation and Farmers New World Life Insurance Company. [15]

(kk)	Form of Amendment No. 2 to the Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC, and Farmers New World Life Insurance Company. [15]

(9)	Opinion and Consent of Brian F. Kreger, Esquire.[16]

(10)

(a)	Consent of PricewaterhouseCoopers LLP. [16]

(b)	Consent of Deloitte & Touche LLP. [8]

(11)	No financial statements will be omitted from Item 23.

(12)	Not applicable.

(13)	Schedule of Performance Computations. 3 5

(14)	Not applicable.

(15)	Powers of Attorney . 1 3 4 9 11 14

[1]	Incorporated herein by reference to the initial registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 13, 1999 (File Nos. 333-85183 and 811-09547).

[2]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on November 15, 1999 (File Nos. 333-85183 and 811-09547).

[3]	Incorporated herein by reference to Post-Effective Amendment No. 2 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2001 (File Nos. 333-85183 and 811-09547).

[4]	Incorporated herein by reference to Post-Effective Amendment No. 4 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 27, 2002 (File Nos. 333-85183 and 811-09547).

[5]	Incorporated herein by reference to Post-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 21, 2000 (File Nos. 333-85183 and 811-09547).

[6]	Incorporated herein by reference to Post-Effective Amendment No. 3 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 26, 2002 (File Nos. 333-85183 and 811-09547).

[7]	Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC on April 28, 2003 (File Nos. 333-85183 and 811-09547).

[8]	Incorporated herein by reference to Post-Effective Amendment No. 5 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 28, 2003 (File Nos. 333-85183 and 811-09547).

[9]	Incorporated herein by reference to Post-Effective Amendment No. 6 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2004 (File Nos. 333-85183 and 811-09547).

[10] Incorporated herein by reference to Post-Effective Amendment No. 7 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 28, 2005 (File Nos. 333-85183 and 811-09547).

[11]	Incorporated herein by reference to Post-Effective Amendment No. 8 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 26, 2006 (File Nos. 333-85183 and 811-09547).

[12]	Incorporated herein by reference to Post-Effective Amendment No. 9 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 25, 2007 (File Nos. 333-85183 and 811-09547).

[13]	Incorporated herein by reference to the initial registration statement on Form N-6 for Farmers Variable Life Separate Account A filed with the SEC on March 4, 2008 (File Nos. 333-149540 and 811-09507).

[14]	Incorporated herein by reference to Post-Effective Amendment No. 10 on Form N-4 for Farmers Variable Annuity Separate Account A filed with the SEC on April 29, 2008 (File Nos. 333-85183 and 811-09547).

[15]	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to registration statement on Form N-6 for Farmers Variable Life Separate Account A filed with the SEC on August 8, 2008 (File Nos. 333-149540 and 811-09507).

[16]	Filed herewith.

Item 25. Directors and Officers of Farmers New World Life Insurance Company

Name and Principal Business Address	Position and Office with Depositor
Jerry J. Carnahan[1]	Director
Paul N. Hopkins[1]	Chairman of the Board and Director
Michael W. Keller[2]	Chief Marketing Officer, Senior Vice President, and Director
Kevin E. Kelso[1]	Director
Ryan R. Larson[2]	Senior Vice President, Chief Actuary, and Director
Bryan F. Murphy[3]	Director
C. Paul Patsis[2]	President, Chief Executive Officer, and Director
James I. Randolph[2]	Senior Vice President, Assistant Secretary, and Director

Name and Principal Business Address	Position and Officer with Depositor

Gary R. Severson[4]	Director
Stanley R. Smith[5]	Director
John F. Sullivan, Jr.[6]	Director
Oscar Tengtio[2]	Senior Vice President, Chief Financial Officer, and Director
Brian F. Kreger[2]	Corporate Secretary, Vice President, and General Counsel
Leeann G. Badgett[2]	Assistant Treasurer
Gerald A. Dulek[7]	Assistant Vice President
Patricia M. Evans[1]	Assistant Treasurer
Doren E. Hohl[1]	Assistant Secretary
Paul F. Hott[2]	Assistant Vice President
Deborah M. Kusaka[2]	Assistant Treasurer
Anthony J. Morris[1]	Assistant Treasurer
Harris Mortensen[2]	Assistant Vice President and Assistant Secretary
Dennis J. A. Nibbe[2]	Assistant Treasurer
John R. Patton[2]	Assistant Vice President and Assistant Secretary
James P. Brennan, Sr., Esq. serves as the Chief Compliance Officer for the Registrant.2

[1]	The principal business address is 4680 Wilshire Boulevard, Los Angeles, CA 90010.

[2]	The principal business address is 3003 — 77th Ave. SE, Mercer Island, WA 98040.

[3]	The principal business address is 31051 Agoura Road, Westlake Village, CA 91361.

[4]	The principal business address is 801 2nd Ave., Seattle, WA 98104.

[5]	The principal business address is 3150 Tolouse Circle, Thousand Oaks, CA 91362.

[6]	The principal business address is 1201 3rd Ave., #3390, Seattle, WA 98101.

[7]	The principal business address is 30801 Agoura Road, Bldg. 1, Westlake Village, CA 91301
Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant-
Organizations Affiliated with Zurich Financial Services

Company	Domiciled	Ownership	%

Aktiengesellschaft Assuricum	Switzerland	Zurich Insurance Company	99.60
Allied Zurich Holdings Limited	CI	Zurich Group Holding	100.00
Allied Zurich Limited UK	UK	Zurich Financial Services	100.00
American Guarantee and Liability Insurance Company	NY	Zurich American Insurance Company	100.00
American Zurich Insurance Company	IL	Steadfast Insurance Company	100.00
Assurance Company of America	NY	Maryland Casualty Company	100.00
BG Investments Ltd.	BDA	Aktiengesellschaft Assuricum	04.58
BG Investments Ltd.	BDA	Zurich Insurance Company	95.42
Centre Financial Services Holdings Limited	BDA	Centre Group Holdings Limited	100.00
Centre Group Holdings (US) Limited	DE	Centre Reinsurance Limited	100.00
Centre Group Holdings Limited	BDA	CMSH Limited	100.00
Centre Insurance Company	DE	Centre Solutions Holdings (Delaware) Limited	100.00
Centre Life Insurance Company	MA	Centre Solutions (US) Limited	100.00
Centre Reinsurance (US) Limited	BDA	Centre Reinsurance Holdings (Delaware) Limited	100.00
Centre Reinsurance Holdings (Delaware) Limited	DE	Orange Stone Reinsurance	100.00
Centre Reinsurance Limited	BDA	Centre Solutions (Bermuda) Limited	100.00
Centre Solutions (Bermuda) Limited	BDA	Centre Group Holdings Limited	100.00
Centre Solutions (US) Limited	BDA	Centre Group Holdings (US) Limited	100.00

Company	Domiciled	Ownership	%

Centre Solutions Holdings (Delaware) Limited	DE	Centre Solutions (US) Limited	100.00
CMSH Limited	BDA	Zurich Insurance Company	64.70
CMSH Limited	BDA	Zurich International (Bermuda) Ltd.	35.30
Colonial American Casualty & Surety Co.	MD	Fidelity & Deposit Company of Maryland	100.00
Constellation Reinsurance Company	NY	Centre Reinsurance Holdings (Delaware) Limited	100.00
Crown Management Services Limited	DE	Orange Stone Holdings	100.00
Disability Management Services, Inc.	CT	Centre Reinsurance Limited	40.00
Diversified Specialty Risk	TX	American Guarantee & Liability Insurance Co.	100.00
Empire Fire & Marine Insurance Company	NE	Zurich American Insurance Company	100.00
Empire Indemnity Insurance Company	OK	Zurich American Insurance Company	100.00
Empire Management Services, Inc.	NE	Empire Fire & Marine Insurance Company	100.00
Farmers Group, Inc.	NV	Zurich Group Holding	86.625
Farmers Group, Inc.	NV	Allied Zurich Holdings Limited	10.00
Farmers Group, Inc.	NV		03.375
Farmers New World Life Insurance Company	WA	Farmers Group, Inc.	100.00
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00
Farmers Services, LLC	DE	ZFUS Services, LLC	100.00
Farmers Value Added, Inc.	NV	Farmers Group, Inc.	100.00
Fidelity & Deposit Company of Maryland	MD	Zurich American Insurance Company	100.00
F.I.G. Holding Company	CA	Fire Underwriters Association	70.00
F.I.G. Holding Company	CA	Truck Underwriters Association	30.00
FIG Leasing Company, Inc.	CA	Farmers Group, Inc.	95.20
FIG Leasing Company, Inc.	CA	Fire Underwriters Association	1.70
FIG Leasing Company, Inc.	CA	Truck Underwriters Association	3.10
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00
Kemper Corporation	DE	Zurich Holding Company of America	100.00
Kemper Investors Life Insurance Company	IL	Kemper Corporation	100.00
Keswick Realty, Inc.	IL	Zurich Services Corporation	100.00
Maine Bonding and Casualty Co.	ME	Maryland Casualty Company	100.00
Maryland Casualty Company	MD	Zurich American Insurance Company	100.00
Maryland Insurance Company	TX	Maryland Casualty Company	100.00
Minnesota Marketing Center, Inc.	MN	Empire Fire & Marine Insurance Company	100.00
National Standard Insurance Company	TX	Maryland Casualty Company	100.00
Northern Insurance Company of New York	NY	Maryland Casualty Company	100.00
Orange Stone Holdings	IRE	CMSH Limited	100.00
Orange Stone Reinsurance	IRE	Crown Management Services Limited	100.00
Prematic Service Corporation (CA)	CA	Farmers Group, Inc.	38.00
Prematic Service Corporation (CA)	CA	Fire Underwriters Association	9.00
Prematic Service Corporation (CA)	CA	Truck Underwriters Association	53.00
Prematic Service Corporation (NV)	NV	Prematic Service Corporation (CA)	100.00
Steadfast Insurance Company	DE	Zurich American Insurance Company	100.00
Sterling Forest LLC	DE	Zurich American Insurance Company	100.00
THIC Holdings LLC	NH
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00
Universal Underwriters Acceptance Corp.	KS	Zurich Holding Company of America	100.00
Universal Underwriters Insurance Company	KS	Zurich American Insurance Company	100.00
Universal Underwriters Insurance Services, Inc.	MA	Universal Underwriters Management Company	100.00
Universal Underwriters Life Ins. Co.	KS	Universal Underwriters Insurance Company	100.00
Universal Underwriters Management Company	KS	Zurich Holding Company of America	100.00
Universal Underwriters of Texas Ins. Co.	TX	Universal Underwriters Insurance Company	100.00
Universal Underwriters Service Corp.	MO	Zurich Holding Company of America	100.00
ZC Specialty Insurance Company	TX	Centre Solutions (US) Limited	100.00
ZFS Finance, USA LLC I	DE	Zurich Holding Company of America	100.00
ZFS Finance, USA LLC II	DE	Zurich Holding Company of America	100.00
ZFS Finance, USA LLC III	DE	Zurich Holding Company of America	100.00

Company	Domiciled	Ownership	%

ZFSH, LLC	DE	Zurich Holding Company of America	100.00
ZFUS Services, LLC	DE	Zurich Holding Company of America	100.00
ZNA Services, LLC	DE	ZFUS Services, LLC	100.00
Zurich Agency Services, Inc.	TX	Maryland Casualty Company	100.00
Zurich American Insurance Company	NY	Zurich Holding Company of America	100.00
Zurich American Insurance Company of Illinois	IL	American Zurich Insurance Company	100.00
Zurich Benefit Finance, LLC	DE	Zurich Holding Company of America	100.00
Zurich CZI Management Holding, Ltd.	DE	Zurich Holding Company of America	100.00
Zurich E&S Brokerage, Inc.	CA	Zurich American Insurance Company	100.00
Zurich Finance, (USA), Inc.	DE	Zurich Holding Company of America	100.00
Zurich Global Investment Advisors, LLC	DE	Zurich Holding Company of America	100.00
Zurich Group Holding	Switzerland	Zurich Financial Services	57.00
Zurich Group Holding	Switzerland	Allied Zurich PLC	43.00
Zurich Holding Company of America	DE	Zurich Insurance Company	99.87
Zurich Holding Company of America	DE	Crown Management Services Limited	00.13
Zurich Insurance Company	Switzerland	Zurich Group Holding	100.00
Zurich International (Bermuda) Ltd.	BDA	BG Investments Ltd.	29.27
Zurich International (Bermuda) Ltd.	BDA	Zurich Insurance Company	30.31
Zurich International (Bermuda) Ltd.	BDA	Aktiengesellscaft Assuricum	40.42
Zurich Investment Management AG	Switzerland	Prematic Service Corporation (NV)	80.00
Zurich Investment Management AG	Switzerland	Zurich Group Holding	20.00
Zurich Premium Finance Company	NE	Empire Fire & Marine Insurance Company	100.00
Zurich Premium Finance Company of California	CA	Empire Fire & Marine Insurance Company	100.00
Zurich Warranty Management Services LTD	UK	Zurich Services Corporation	100.00
The Zurich Services Corporation	IL	Zurich Holding Company of America	100.00
Sterling Forest LLC	DE	Zurich Holding Company of America	100.00
Zurich Warranty Solutions, Inc.	IL	American Zurich Insurance Company	100.00
Vehicle Dealer Solutions, Inc.	FL	The Zurich Services Corporation	100.00
ZF Finance USA LLC, IV	DE	Zurich Holding Company of America, Inc.	100.00
ZF Finance USA LLC, V	DE	Zurich Holding Company of America, Inc,	100.00
Zurich Latin America Corporation	DE	The Zurich Services Corporation	100.00
     Zurich Financial Services conducts its primary insurance operations in the United States through two property/casualty groups, each operating INDEPENDENTLY with its own staff:
          Zurich U.S. Insurance Group
          Farmers Insurance Group
Organizations Affiliated with Farmers New World Life Insurance Company

Company	Domiciled	Ownership	%

American Federation Insurance Company	FL	Foremost Insurance Company Grand Rapids, Michigan	100.00
APEX Adjustment Bureau, Inc.	FL	Bristol West Holdings, Inc.	100.00
Bayview Adjustment Bureau, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Holdings, Inc.	DE	Farmers Insurance Exchange	37.50
Bristol West Holdings, Inc.	DE	Fire Insurance Exchange	3.75
Bristol West Holdings, Inc.	DE	Mid-Century Insurance Company	50.00
Bristol West Holdings, Inc.	DE	Truck Insurance Exchange	8.75
Bristol West Casualty Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Insurance Services of California, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Florida, Inc.	FL	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Georgia, Inc.	GA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Nevada, Inc.	NV	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Pennsylvania, Inc.	PA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Texas, Inc.	TX	Bristol West Holdings, Inc.	100.00

Company	Domiciled	Ownership	%

Bristol West Preferred Insurance Company	MI	Bristol West Holdings, Inc.	100.00
Civic Property & Casualty Co.	CA	Farmers Insurance Exchange	80.00
Civic Property & Casualty Co.	CA	Fire Insurance Exchange	10.00
Civic Property & Casualty Co.	CA	Truck Insurance Exchange	10.00
Coast National General Agency, Inc.	TX	Bristol West Holdings, Inc.	100.00
Coast National Holding Company	CA	Bristol West Holdings, Inc.	100.00
Coast National Insurance Company	CA	Coast National Holding Company	100.00
Corvette General Agency, Inc.	GA	Foremost Affiliated Insurance Services, Inc.	100.00
Exact Property & Casualty Co.	CA	Farmers Insurance Exchange	80.00
Exact Property & Casualty Co.	CA	Fire Insurance Exchange	10.00
Exact Property & Casualty Co.	CA	Truck Insurance Exchange	10.00
Farmers Financial Solutions, LLC	NV	FFS Holding, LLC	100.00
Farmers Insurance Co. of Arizona	AZ	Farmers Insurance Exchange	70.00
Farmers Insurance Co. of Arizona	AZ	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Arizona	AZ	Fire Insurance Exchange	10.00
Farmers Insurance Co. of Idaho	ID	Farmers Insurance Exchange	80.00
Farmers Insurance Co. of Idaho	ID	Truck Insurance Exchange	13.30
Farmers Insurance Co. of Idaho	ID	Fire Insurance Exchange	06.70
Farmers Insurance Co. of Oregon	OR	Farmers Insurance Exchange	90.00
Farmers Insurance Co. of Oregon	OR	Truck Insurance Exchange	10.00
Farmers Insurance Co. of Washington	WA	Fire Insurance Exchange	80.00
Farmers Insurance Co. of Washington	WA	Truck Insurance Exchange	20.00
Farmers Insurance Co., Inc.	KS	Farmers Insurance Exchange	70.00
Farmers Insurance Co., Inc.	KS	Truck Insurance Exchange	20.00
Farmers Insurance Co., Inc.	KS	Fire Insurance Exchange	10.00
Farmers Insurance Exchange	CA	Interinsurance Exchange
Farmers Insurance of Columbus, Inc.	OH	Farmers Insurance Exchange	100.00
Farmers New Century Insurance Company	IL	Illinois Farmers Insurance Co.	100.00
Farmers Services Insurance Agency	CA	Truck Insurance Exchange	100.00
Farmers Texas County Mutual Insurance Company	TX	County Mutual Company
FFS Holding, LLC	NV	Mid Century Ins. Co.	100.00
Fire Insurance Exchange	CA	Interinsurance Exchange
Federation Insurance Services of California, Inc.	CA	Foremost Insurance Company Grand Rapids, Michigan	100.00
Foremost Affiliated Insurance Services, Inc.	MI	Foremost Corporation of America	100.00
Foremost Affinity Services, Inc.	MI	Foremost Corporation of America	100.00
Foremost Corporation of America	MI	Farmers Insurance Exchange	80.00
Foremost Corporation of America	MI	Fire Insurance Exchange	10.00
Foremost Corporation of America	MI	Truck Insurance Exchange	10.00
Foremost County Mutual Insurance Company	TX	County Mutual Company
Foremost Express Insurance Agency of Florida, Inc.	FL	Foremost Express Insurance Agency, Inc.	100.00
Foremost Express Insurance Agency, Inc.	MI	Foremost Corporation of America	100.00
Foremost Financial Services Corporation	DE	Foremost Corporation of America	100.00
Foremost Home Brokers, Inc,	MI	Foremost Corporation of America	100.00
Foremost Home Services Corporation	MI	Foremost Corporation of America	100.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Foremost Corporation of America	100.00
Foremost Lloyds of Texas	TX	Lloyds Company
Foremost Property and Casualty Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
Foremost Real Estate Company Grand Rapids, Michigan	MI	Foremost Corporation of America	100.00
Foremost Signature Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
Frontier Insurance Agency, Inc.	OR	Foremost Affiliated Insurance Services, Inc.	100.00
GP, LLC	DE	Bristol West Holdings, Inc.	100.00
Illinois Farmers Insurance Co.	IL	Farmers Insurance Exchange	100.00
Insurance Data Systems, G.P.	FL	GP, LLC	0.10
Insurance Data Systems, G.P.	FL	Bristol West Holdings, Inc.	99.90
Knight Agency, Inc.	KY	Foremost Affiliated Insurance Services, Inc.	100.00

Company	Domiciled	Ownership	%

Leschi Life Assurance Company	SC	Farmers New World Life Insurance Company	100.00
Mid Century Ins. Co.	CA	Farmers Insurance Exchange	85.00
Mid Century Ins. Co.	CA	Fire Insurance Exchange	12.50
Mid Century Ins. Co.	CA	Truck Insurance Exchange	02.50
Mid Century Ins. Co. of Texas	TX	Farmers Insurance Exchange	100.00
Neighborhood Spirit Property & Casualty Co.	CA	Farmers Insurance Exchange	80.00
Neighborhood Spirit Property & Casualty Co.	CA	Fire Insurance Exchange	10.00
Neighborhood Spirit Property & Casualty Co.	CA	Truck Insurance Exchange	10.00
Pacific Way Insurance Agency, Inc.	WA	Foremost Affiliated Insurance Services, Inc.	100.00
Security National Insurance Company	FL	Bristol West Holdings, Inc.	100.00
Sunrise Insurance Agency of Arizona, Inc.	AZ	Foremost Affiliated Insurance Services, Inc.	100.00
Sunrise Insurance Agency of Texas, Inc.	TX	Foremost Affiliated Insurance Services, Inc.	100.00
Sunrise Insurance Agency, Inc.	NV	Foremost Affiliated Insurance Services, Inc.	100.00
Texas Farmers Insurance Co.	TX	Farmers Insurance Exchange	86.30
Texas Farmers Insurance Co.	TX	Mid Century Ins. Co.	13.70
Truck Insurance Exchange	CA	Interinsurance Exchange
Western Star Underwriters, Inc.	TX	Foremost Corporation of America	100.00
WVGRR Properties, LLC	DE	Farmers New World Life Insurance Company	100.00
Item 27. Number of Contractowners
     As of June 30, 2008, there were 3,650 Non-Qualified Contracts and 4,810 Qualified Contracts issued and in-force.
Item 28. Indemnification
     Under its By-laws, Farmers, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.
By-laws of Farmers New World Life Insurance Company (as amended October 24, 1995)
INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 47.
     (a) Right of Indemnity. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.
     (b) Scope of Indemnity. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.
     (c) Determination of Claims for Indemnity. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.
RULE 484 UNDERTAKING
     Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Farmers Financial Solutions, LLC is the registrant’s principal underwriter. It is also the principal underwriter for Farmers Variable Life Separate Account A.
(b) Officers and Directors of Farmers Financial Solutions, LLC, and their addresses, are as follows:

Name and Principal Business Address	Positions and Offices with FFS
C. Paul Patsis[1]	Chairman of the Board
Donald K. Mealer[2]	President, Director
Jerry J. Carnahan[3]	Director
Donnell Reid[4]	Director
James E. Hansen[5]	Director
Bardea C. Huppert[2]	Vice President and Chief Operating Officer
Steven K. Klein[2]	Vice President and Chief Compliance Officer
Steven A. Muramoto[2]	Treasurer and Chief Financial Officer
Doren E. Hohl[3]	Secretary

[1]	The principal business address is 3003 — 77th Avenue, S.E. Mercer Island, Washington 98040.

[2]	The principal business address is 30801 Agoura Road, Bldg. 1, Agoura Hills, CA 91301.

[3]	The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.

[4]	The principal business address is 1281 Pinrun Dr., Ballwin, MO 63011.

[5]	The principal business address is 24646 Pine Way, Corona, California 92883.

(c)(1)	(2)
Name of	Net Underwriting	(3)	(4)
Principal	Discounts and	Compensation on	Brokerage	(5)
Underwriter	Commissions	Redemption	Commissions	Compensation
Farmers Financial Solutions, LLC	N/A	N/A	$3,536,455.19	N/A
Item 30. Location of Books and Records
     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (including Rule 38a-1), are maintained by Farmers New World Life Insurance Company at 3003 — 77th Avenue, S.E., Mercer Island, WA 98040, at 2500 Farmers Way, Columbus, OH 43235, and by McCamish Systems, L.L.C. Insurance Administrators at 6425 Powers Ferry Road, Atlanta, GA 30339.
Item 31. Management Services
     All management contracts are discussed in Part A or Part B of this registration statement.
Item 32. Undertakings and Representations.
     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.
     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Farmers New World Life Insurance Company for a statement of additional information.
     (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.
     (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.
     (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Farmers Annuity Separate Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 11 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island, and the State of Washington, on the 12th day of August, 2008.

FARMERS ANNUITY SEPARATE ACCOUNT A
(Registrant)

Attest:	/s/ Brian F. Kreger	By:	/s/ C. Paul Patsis

	Brian F. Kreger		C. Paul Patsis
	Vice President, Corporate Secretary and General Counsel Farmers New World Life Insurance Company		President Farmers New World Life Insurance Company

FARMERS NEW WORLD LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ Brian F. Kreger	By:	/s/ C. Paul Patsis

	Brian F. Kreger		C. Paul Patsis
	Vice President, Corporate Secretary and General		President
	Counsel		Farmers New World Life Insurance Company
Farmers New World Life Insurance Company
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Jerry J. Carnahan*/	Director	August 12, 2008

Paul N. Hopkins*/	Chairman of the Board and Director	August 12, 2008

Michael W. Keller*/	Chief Marketing Officer, Senior Vice President, and Director	August 12, 2008

Kevin E. Kelso*/	Director	August 12, 2008

Ryan R. Larson*/	Senior Vice President, Chief Actuary, and Director	August 12, 2008

Bryan F. Murphy*/	Director	August 12, 2008

/s/ C. Paul Patsis C. Paul Patsis	President, Chief Executive Officer, and Director (Principal Executive Officer)	August 12, 2008

James I. Randolph*/	Senior Vice President, Assistant Secretary, and Director	August 12, 2008

Gary R. Severson*/	Director	August 12, 2008

Stanley R. Smith*/	Director	August 12, 2008

John F. Sullivan, Jr. */	Director	August 12, 2008

Oscar Tengtio */	Senior Vice President, Chief Financial Officer and Director (Principal Financial Officer and Principal Accounting Officer)	August 12, 2008

/s/ C. Paul Patsis */ By: C. Paul Patsis	On August 12, 2008 as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment.

Exhibit Index
Exhibit 9 Opinion and Consent of Brian F. Kreger, Esquire

Exhibit 10(a) Consent of PricewaterhouseCoopers LLP